UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2017

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2017

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 97.28%

COMMON STOCKS 15.66%

Aerospace/Defense 0.38%

Kratos Defense & Security Solutions, Inc.*		237	$3,171,060

Air Transportation 0.28%

Azul SA (Brazil)*(a)		93	2,334,208

Banking 1.06%

BNP Paribas SA(b)	EUR	26	1,999,534
Danske Bank A/S(b)	DKK	51	1,991,732
ICICI Bank Ltd. ADR (India)(a)		317	2,970,290
UniCredit SpA*(b)	EUR	92	1,880,221
Total			8,841,777

Diversified Capital Goods 0.41%

Exponent, Inc.		50	3,405,000

Electronics 0.75%

Nintendo Co., Ltd.(b)	JPY	19	6,270,354

Gaming 0.27%

Penn National Gaming, Inc.*		100	2,219,000

Health Facilities 0.11%

Axovant Sciences Ltd. (United Kingdom)*(a)		47	940,000

Integrated Energy 0.39%

First Solar, Inc.*		69	3,240,240

Investments & Miscellaneous Financial Services 0.25%

Citigroup, Inc.		31	2,090,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2017

Investments	Shares (000)		Fair Value
Machinery 0.71%

Altra Industrial Motion Corp.		82	$3,771,495
Nabtesco Corp.(b)	JPY	62	2,171,081
Total			5,942,576

Medical Products 0.70%

Intuitive Surgical, Inc.*		3	3,039,127
Mazor Robotics Ltd. ADR (Israel)*(a)		60	2,836,200
Total			5,875,327

Metals/Mining (Excluding Steel) 1.29%

Cleveland-Cliffs, Inc.*		274	2,290,640
Southern Copper Corp. (Peru)(a)		104	4,212,450
Vedanta Ltd. ADR (India)(a)		217	4,253,200
Total			10,756,290

Pharmaceuticals 3.22%

Alexion Pharmaceuticals, Inc.*		30	4,272,300
Blueprint Medicines Corp.*		55	2,982,100
Exelixis, Inc.*		83	2,426,920
Gilead Sciences, Inc.		45	3,766,950
Regeneron Pharmaceuticals, Inc.*		7	3,478,300
Sage Therapeutics, Inc.*		42	3,454,500
Spark Therapeutics, Inc.*		37	3,029,744
Vertex Pharmaceuticals, Inc.*		22	3,531,880
Total			26,942,694

Real Estate Investment Trusts 1.00%

Prologis, Inc.		49	3,104,640
Redfin Corp.*		94	2,095,260
Terreno Realty Corp.		87	3,153,750
Total			8,353,650

Recreation & Travel 0.44%

Aristocrat Leisure Ltd.(b)	AUD	127	2,138,517
MCBC Holdings, Inc.*		91	1,559,740
Total			3,698,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2017

Investments	Shares (000)		Fair Value
Software/Services 3.03%

Alarm.com Holdings, Inc.*		51	$2,290,920
Arista Networks, Inc.*		20	3,540,615
Cognizant Technology Solutions Corp. Class A		41	2,901,570
Equinix, Inc.		7	3,419,393
Gigamon, Inc.*		65	2,800,340
MSCI, Inc.		28	3,209,080
Snap, Inc. Class A*		125	1,813,750
Talend SA ADR (France)*		61	2,383,700
Trade Desk, Inc. (The) Class A*		56	2,971,617
Total			25,330,985

Specialty Retail 1.06%

adidas AG(b)	EUR	19	4,244,808
Swatch Group AG (The)(b)	CHF	6	2,196,411
Wayfair, Inc. Class A*		34	2,414,340
Total			8,855,559

Transportation: Infrastructure/Services 0.31%

CAI International, Inc.*		85	2,634,150
Total Common Stocks (cost $116,743,346)			130,901,757

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 65.05%

Air Transportation 1.13%

Atlas Air Worldwide Holdings, Inc.	1.875%	6/1/2024	$7,350	9,453,937

Automakers 2.24%

Navistar International Corp.	4.75%	4/15/2019	3,450	3,564,281
Tesla, Inc.	1.25%	3/1/2021	7,950	9,192,188
Tesla, Inc.	2.375%	3/15/2022	4,686	5,927,790
Total				18,684,259

Banking 0.87%

Fidelity National Financial, Inc.	4.25%	8/15/2018	2,650	7,232,844

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction 2.39%

KB Home	1.375%	2/1/2019	$9,200	$9,573,750
Meritage Homes Corp.	1.875%	9/15/2032	6,600	6,620,625
Vinci SA (France)(a)	0.375%	2/16/2022	3,400	3,795,250
Total				19,989,625

Building Materials 0.27%

Cemex SAB de CV (Mexico)(a)	3.72%	3/15/2020	2,008	2,294,140

Cable & Satellite Television 2.23%

DISH Network Corp.	3.375%	8/15/2026	16,040	18,666,550

Consumer/Commercial/Lease Financing 1.14%

Air Lease Corp.	3.875%	12/1/2018	3,912	5,718,855
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4.125%	9/1/2022	3,750	3,771,094
Total				9,489,949

Electric: Generation 0.43%

Pattern Energy Group, Inc.	4.00%	7/15/2020	3,450	3,635,437

Electronics 10.34%

Advanced Micro Devices, Inc.	2.125%	9/1/2026	1,615	2,910,028
II-VI, Inc.†	0.25%	9/1/2022	6,000	6,333,750
Intel Corp.	3.25%	8/1/2039	7,610	13,055,944
Microchip Technology, Inc.	1.625%	2/15/2025	13,271	22,560,700
Micron Technology, Inc.	2.125%	2/15/2033	5,925	17,389,875
Novellus Systems, Inc.	2.625%	5/15/2041	3,010	14,814,844
Teradyne, Inc.†	1.25%	12/15/2023	7,200	9,328,500
Total				86,393,641

Energy: Exploration & Production 2.49%

PDC Energy, Inc.	1.125%	9/15/2021	6,500	5,890,625
SolarCity Corp.	1.625%	11/1/2019	15,596	14,894,180
Total				20,784,805

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Health Facilities 1.34%

Brookdale Senior Living, Inc.	2.75%	6/15/2018		$11,175	$11,161,031

Hotels 1.19%

NH Hotel Group SA(b)	4.00%	11/8/2018	EUR	6,900	9,982,197

Investments & Miscellaneous Financial Services 0.61%

Gold Exchangeable Ltd. (Jersey)(a)	6.875%	5/13/2022		$5,000	5,075,000

Managed Care 0.26%

Molina Healthcare, Inc.	1.125%	1/15/2020		1,350	2,205,563

Media: Content 0.90%

Take-Two Interactive Software, Inc.	1.00%	7/1/2018		1,660	7,535,362

Medical Products 4.25%

Insulet Corp.†	1.25%	9/15/2021		5,650	6,621,094
Neurocrine Biosciences, Inc.†	2.25%	5/15/2024		8,175	8,936,297
Quidel Corp.	3.25%	12/15/2020		3,700	4,786,875
Repligen Corp.	2.125%	6/1/2021		2,878	4,313,403
Wright Medical Group NV (Netherlands)(a)	2.25%	11/15/2021		7,250	10,829,687
Total					35,487,356

Metals/Mining (Excluding Steel) 0.90%

RTI International Metals, Inc.	1.625%	10/15/2019		4,700	5,264,000
SSR Mining, Inc. (Canada)(a)	2.875%	2/1/2033		2,200	2,227,500
Total					7,491,500

Oil Field Equipment & Services 1.30%

Nabors Industries, Inc.†	0.75%	1/15/2024		4,600	3,346,500
Weatherford International Ltd.	5.875%	7/1/2021		7,470	7,479,337
Total					10,825,837

Pharmaceuticals 2.12%

Clovis Oncology, Inc.	2.50%	9/15/2021		2,850	4,198,406
Illumina, Inc.	0.50%	6/15/2021		7,500	8,709,375
TESARO, Inc.	3.00%	10/1/2021		1,291	4,830,761
Total					17,738,542

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 5.27%

Starwood Waypoint Homes†	3.50%	1/15/2022	$9,200	$10,453,500
VEREIT, Inc.	3.00%	8/1/2018	33,336	33,544,350
Total				43,997,850

Software/Services 15.38%

Altaba, Inc.	Zero Coupon	12/1/2018	17,210	21,534,013
CalAmp Corp.	1.625%	5/15/2020	5,800	5,749,250
Ctrip.com International Ltd. (China)†(a)	1.25%	9/15/2022	6,000	6,431,250
FireEye, Inc.	1.00%	6/1/2035	17,507	16,456,580
HubSpot, Inc.†	0.25%	6/1/2022	4,050	4,171,500
Liberty Expedia Holdings, Inc.†	1.00%	6/30/2047	3,450	3,682,875
MercadoLibre, Inc. (Argentina)(a)	2.25%	7/1/2019	1,675	3,497,609
Priceline Group, Inc. (The)	1.00%	3/15/2018	5,967	11,684,132
RealPage, Inc.†	1.50%	11/15/2022	3,250	3,967,031
Red Hat, Inc.	0.25%	10/1/2019	3,260	4,920,563
salesforce.com, Inc.	0.25%	4/1/2018	4,600	6,635,500
Twitter, Inc.	1.00%	9/15/2021	15,750	14,519,531
VeriSign, Inc.	4.702%	8/15/2037	5,585	16,999,344
Vipshop Holdings Ltd. (China)(a)	1.50%	3/15/2019	8,300	8,227,375
Total				128,476,553

Specialty Retail 1.42%

RH†	Zero Coupon	7/15/2020	15,106	11,877,092

Support: Services 0.65%

Euronet Worldwide, Inc.	1.50%	10/1/2044	3,879	5,411,205

Technology Hardware & Equipment 4.81%

Lumentum Holdings, Inc.†	0.25%	3/15/2024	6,525	7,654,641
Square, Inc.†	0.375%	3/1/2022	5,400	7,171,875
SunPower Corp.	0.75%	6/1/2018	11,015	10,712,088
SunPower Corp.	4.00%	1/15/2023	16,602	14,672,017
Total				40,210,621

Theaters & Entertainment 1.12%

Live Nation Entertainment, Inc.	2.50%	5/15/2019	7,550	9,362,000
Total Convertible Bonds (cost $502,040,055)				543,462,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2017

Investments	Dividend Rate	Shares (000)	Fair Value
CONVERTIBLE PREFERRED STOCKS 15.84%

Banking 3.47%

Wells Fargo & Co.	7.50%	22	$29,029,110

Electric: Integrated 2.13%

NextEra Energy, Inc.	6.371%	262	17,789,800

Energy: Exploration & Production 0.58%

WPX Energy, Inc.	6.25%	102	4,881,415

Health Services 2.17%

Anthem, Inc.	5.25%	346	18,141,287

Medical Products 1.02%

Becton Dickinson & Co.	6.125%	153	8,509,860

Personal & Household Products 0.77%

Stanley Black & Decker, Inc.	5.375%	58	6,389,556

Pharmaceuticals 1.73%

Allergan plc	5.50%	18	14,414,528

Real Estate Investment Trusts 1.34%

Crown Castle International Corp.	6.875%	10	11,191,828

Telecommunications: Wireless 2.63%

American Tower Corp.	5.50%	98	12,758,010
T-Mobile US, Inc.	5.50%	88	9,218,000
Total			21,976,010
Total Convertible Preferred Stocks (cost $125,439,610)			132,323,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CORPORATE BONDS 0.73%

Gaming 0.73%

Caesars Entertainment Operating Co., Inc.(c)	10.00%	12/15/2018		$4,908	$4,509,185
Caesars Entertainment Operating Co., Inc.(c)	10.00%	12/15/2018		1,701	1,572,362
Total					6,081,547

Metals/Mining (Excluding Steel) 0.00%

Peabody Energy Corp.	10.00%	3/15/2022		2,785	278	(d)(e)
Total Corporate Bonds (cost $5,801,429)					6,081,825
Total Long-Term Investments (cost $750,024,440)					812,769,872

SHORT-TERM INVESTMENTS 1.82%

CONVERTIBLE BONDS 1.78%

Investments & Miscellaneous Financial Services 1.43%

Criteria Caixa SAU(b)	1.00%	11/25/2017	EUR	9,800	11,931,828

Transportation: Infrastructure/Services 0.35%

XPO Logistics, Inc.	4.50%	10/1/2017		$793	2,958,385
Total Convertible Bonds (cost $14,155,075)					14,890,213

REPURCHASE AGREEMENT 0.04%

Repurchase Agreement dated 8/31/2017, 0.12% due 9/1/2017 with Fixed Income Clearing Corp. collateralized by $340,000 of U.S. Treasury Note at 1.625% due 6/30/2019; value: $342,764; proceeds: $335,191 (cost $335,190)				335	335,190

Total Short-Term Investments (cost $14,490,265)					15,225,403
Total Investments in Securities 99.10% (cost $764,514,705)					827,995,275
Other Assets in Excess of Liabilities(f) 0.90%					7,483,096
Net Assets 100.00%					$835,478,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2017

ADR	American Depositary Receipt.
AUD	Australian Dollar
CHF	Swiss franc
DKK	Danish Krone
EUR	Euro
JPY	Japanese yen

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(o) in the Notes to Schedule of Investments.
(e)	Level 3 security fair valued by the Pricing Committee.
(f)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Danish krone	Buy	State Street Bank and Trust	10/10/2017	5,816,000	$925,477	$932,795	$7,318
Danish krone	Buy	State Street Bank and Trust	10/10/2017	1,035,000	165,905	165,998	93
Euro	Buy	State Street Bank and Trust	11/16/2017	1,560,000	1,849,184	1,864,181	14,997
Euro	Buy	State Street Bank and Trust	11/16/2017	555,000	662,857	663,218	361
Swiss franc	Sell	State Street Bank and Trust	10/5/2017	3,250,000	3,414,572	3,395,923	18,649
Swiss franc	Sell	State Street Bank and Trust	10/5/2017	217,000	228,313	226,743	1,570
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$42,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Japanese yen	Buy	State Street Bank and Trust	10/12/2017	92,912,000	$848,531	$846,620	$(1,911)
Swiss franc	Buy	J.P. Morgan	10/5/2017	1,675,000	1,778,220	1,750,206	(28,014)
Danish krone	Sell	Goldman Sachs	10/10/2017	16,700,000	2,556,211	2,678,417	(122,206)
Danish krone	Sell	State Street Bank and Trust	10/10/2017	1,000,000	154,899	160,384	(5,485)
Danish krone	Sell	State Street Bank and Trust	10/10/2017	1,470,000	228,780	235,765	(6,985)
euro	Sell	Standard Chartered Bank	11/16/2017	23,530,000	27,854,038	28,118,059	(264,021)
euro	Sell	State Street Bank and Trust	11/16/2017	1,880,000	2,218,410	2,246,577	(28,167)
euro	Sell	State Street Bank and Trust	11/16/2017	1,670,000	1,969,729	1,995,629	(25,900)
Japanese yen	Sell	BNP Paribas S.A.	10/12/2017	122,000,000	1,093,806	1,111,672	(17,866)
Japanese yen	Sell	State Street Bank and Trust	10/12/2017	750,200,000	6,601,374	6,835,873	(234,499)
Japanese yen	Sell	State Street Bank and Trust	10/12/2017	76,456,000	681,864	696,672	(14,808)
Japanese yen	Sell	State Street Bank and Trust	10/12/2017	66,144,000	599,216	602,709	(3,493)
Swiss franc	Sell	State Street Bank and Trust	10/5/2017	272,000	282,581	284,213	(1,632)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(754,987)

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stocks	$130,901,757	$—	$—	$130,901,757
Convertible Bonds	—	558,353,109	—	558,353,109
Convertible Preferred Stocks
Energy: Exploration & Production	—	4,881,415	—	4,881,415
Remaining Industries	127,441,979	—	—	127,441,979
Corporate Bonds
Metals/Mining (Excluding Steel)	—	—	278	278
Remaining Industries	—	6,081,547	—	6,081,547
Repurchase Agreement	—	335,190	—	335,190
Total	$258,343,736	$569,651,261	$278	$827,995,275
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$42,988	$—	$42,988
Liabilities	—	(754,987)	—	(754,987)
Total	$—	$(711,999)	$—	$(711,999)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2017

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Corporate Bonds
Balance as of December 1, 2016	$—
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	278
Net Purchases	—
Net Sales	—
Net Transfers into Level 3	—
Net Transfers out of Level 3	—
Balance as of August 31, 2017	$278
Net change in unrealized appreciation/depreciation for period ended August 31, 2017 related to Level 3 investments held at August 31, 2017	$278

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 110.85%

ASSET-BACKED SECURITIES 20.53%

Automobiles 9.42%

Ally Auto Receivables Trust 2014-A†	0.63%	4/15/2019	$1,288	$1,285,819
American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	1,517	1,537,418
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	1,365	1,399,662
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	1,685	1,698,763
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	355	355,073
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	994	994,061
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	254	254,238
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	816	814,887
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	5,031	5,031,873
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	1,664	1,693,558
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	1,261	1,261,596
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	684	686,204
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	3,146	3,146,413
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	1,454	1,458,319
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	1,043	1,051,733
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	1,963	1,965,271
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	419	423,949
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	544	543,734
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	811	814,380
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	3,310	3,319,326
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	1,083	1,083,273
CarMax Auto Owner Trust 2014-1 A4	1.32%	7/15/2019	756	755,740
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	380	380,148
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	1,124	1,124,095
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	437	436,481
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	823	822,804
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	1,122	1,119,712
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	783	782,456
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	1,250	1,250,999
Chrysler Capital Auto Receivables Trust 2014-BA A4†	1.76%	12/16/2019	456	455,975
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	1,022	1,036,234
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	157	157,132
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	673	681,022
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	372	373,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	$540	$581,108
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	612	615,713
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	1,985	2,000,110
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	743	745,676
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,974	1,994,381
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	652	670,584
Drive Auto Receivables Trust 2017-2 A2A	1.63%	8/15/2019	2,417	2,417,645
Drive Auto Receivables Trust 2017-2 A3	1.82%	6/15/2020	2,357	2,359,564
Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	845	847,158
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	964	966,480
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	4,111	4,138,952
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	1,379	1,385,769
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	1,145	1,172,272
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	1,010	1,013,889
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	1,279	1,287,848
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	844	852,915
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	1,390	1,397,608
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	41	40,740
First Investors Auto Owner Trust 2013-2A D†	3.58%	6/15/2020	915	915,532
First Investors Auto Owner Trust 2015-2A A1†	1.59%	12/16/2019	243	243,436
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	855	853,356
First Investors Auto Owner Trust 2017-2A A1†	1.86%	10/15/2021	4,383	4,384,232
Flagship Credit Auto Trust 2017-2 A†	1.85%	7/15/2021	1,522	1,522,332
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	1,520	1,524,627
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	745	748,751
Ford Credit Auto Owner Trust 2014-C A3	1.06%	5/15/2019	612	611,331
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	1,138	1,136,791
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	1,567	1,564,565
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	1,347	1,354,440
GM Financial Consumer Automobile 2017-1A B†	2.30%	6/16/2023	359	361,093
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%	9/17/2018	434	433,866
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	658	657,204
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	1,530	1,527,901
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%	7/16/2018	724	723,775
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%	3/15/2019	2,037	2,036,138
Santander Drive Auto Receivables Trust 2013-5 E†	3.73%	3/15/2021	4,372	4,429,386
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	2,431	2,434,885
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	917	925,111
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	2,800	2,853,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	$308	$309,790
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%	7/15/2019	105	104,766
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	655	657,306
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	716	716,090
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	734	734,173
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%	3/16/2020	5,141	5,140,747
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	2,071	2,114,726
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%	9/16/2019	2,399	2,399,590
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	2,589	2,546,658
TCF Auto Receivables Owner Trust 2014-1A A4†	1.56%	1/15/2020	1,805	1,803,822
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%	12/16/2019	749	748,624
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	1,156	1,160,358
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%	10/15/2018	564	563,614
Volkswagen Auto Loan Enhanced Trust 2014-1 A4	1.45%	9/21/2020	2,298	2,297,532
Westlake Automobile Receivables Trust 2016-2A A2†	1.57%	6/17/2019	688	688,339
Total				117,912,474

Credit Cards 5.09%

American Express Credit Account Master Trust 2014-3 A	1.49%	4/15/2020	3,008	3,008,022
BA Credit Card Trust 2015-A1 A	1.557%(1 Mo. LIBOR + .33%) #	6/15/2020	9,459	9,468,824
Barclays Dryrock Issuance Trust 2015-2 A	1.56%	3/15/2021	4,977	4,980,049
Barclays Dryrock Issuance Trust 2017-2 A	1.523%(1 Mo. LIBOR + .30%) #	5/15/2023	5,056	5,062,737
Capital One Multi-Asset Execution Trust 2015-A1	1.39%	1/15/2021	1,084	1,083,972
Chase Issuance Trust 2015-A2	1.59%	2/18/2020	7,600	7,607,164
Citibank Credit Card Issuance Trust 2007-A8	5.65%	9/20/2019	2,238	2,241,840
Citibank Credit Card Issuance Trust 2017-A5	1.855%(1 Mo. LIBOR + .62%) #	4/22/2026	1,862	1,881,442
Discover Card Execution Note Trust 2013-A1	1.527%(1 Mo. LIBOR + .30%) #	8/17/2020	8,030	8,040,688
Discover Card Execution Note Trust 2014-A5 A	1.39%	4/15/2020	491	491,010
Synchrony Credit Card Master Note Trust 2014-1 A	1.61%	11/15/2020	6,200	6,202,083
World Financial Network Credit Card Master Trust 2013-A A	1.61%	12/15/2021	4,900	4,901,915
World Financial Network Credit Card Master Trust 2015-A A	1.707%(1 Mo. LIBOR + .48%) #	2/15/2022	4,972	4,981,759
World Financial Network Credit Card Master Trust 2016-A A	2.03%	4/15/2025	747	745,177
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	3,031	3,038,611
Total				63,735,293

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other 6.02%

Ally Master Owner Trust 2012-5 A	1.54%	9/15/2019	$4,782	$4,781,830
Ally Master Owner Trust 2014-5 A2	1.60%	10/15/2019	3,199	3,199,398
Ally Master Owner Trust 2015-3 A	1.63%	5/15/2020	5,331	5,333,022
Apidos CLO XVI 2013-16A CR†	4.306%(3 Mo. LIBOR + 3.00%) #	1/19/2025	500	503,781
Ares XXIX CLO Ltd. 2014-1A A1R†	2.494%(3 Mo. LIBOR + 1.19%) #	4/17/2026	2,500	2,509,949
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%	4/10/2019	707	706,774
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%	5/10/2022	784	780,492
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%	9/12/2022	506	508,520
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%	7/10/2019	1,621	1,622,691
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	487	489,037
Birchwood Park CLO Ltd. 2014-1A AR†	2.484%(3 Mo. LIBOR + 1.18%) #	7/15/2026	3,000	3,008,964
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	2.454%(3 Mo. LIBOR + 1.15%) #	4/18/2025	1,275	1,278,157
Carlyle Global Market Strategies CLO Ltd. 2013-4A A2R†	2.824%(3 Mo. LIBOR + 1.52%) #	10/15/2025	4,500	4,530,096
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R†	2.504%(3 Mo. LIBOR + 1.20%) #	10/15/2026	2,500	2,512,735
Cent CLO Ltd. 2013-17A A1†	2.611%(3 Mo. LIBOR + 1.30%) #	1/30/2025	1,316	1,317,961
Cent CLO Ltd. 2013-18A A†	2.433%(3 Mo. LIBOR + 1.12%) #	7/23/2025	600	600,315
CNH Equipment Trust 2014-C A3	1.05%	11/15/2019	244	243,242
CNH Equipment Trust 2016-A A2B	1.747%(1 Mo. LIBOR + .52%) #	7/15/2019	507	507,630
Dell Equipment Finance Trust 2015-2 A3†	1.72%	9/22/2020	545	545,628
Dell Equipment Finance Trust 2016-1 A3†	1.65%	7/22/2021	249	249,132
Dell Equipment Finance Trust 2017-1 A1†	1.35%	5/22/2018	3,444	3,444,764
Dell Equipment Finance Trust 2017-1 A2†	1.86%	6/24/2019	497	497,743
Diamond Resorts Owner Trust 2013-1 A†	1.95%	1/20/2025	372	370,338
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	497	491,716
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	363	368,784
DRB Prime Student Loan Trust 2015-D A2†	3.20%	1/25/2040	3,037	3,101,987
Engs Commercial Finance Trust 2015-1A A2†	2.31%	10/22/2021	1,779	1,775,720
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%	5/15/2020	1,385	1,386,632
JFIN Revolver CLO Ltd. 2014-2A A2†	2.616%(3 Mo. LIBOR + 1.30%) #	2/20/2022	207	207,559
KKR CLO Ltd. 11-A†	2.824%(3 Mo. LIBOR +1.52%) #	4/15/2027	4,650	4,662,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Laurel Road Prime Student Loan Trust 2017-B A1FX†	1.63%		8/25/2042	$319	$319,846
Macquarie Equipment Funding Trust 2014-A A3†	1.23%		7/20/2021	260	259,965
Madison Park Funding IV Ltd. 2007-4A A1B†	1.587%(3 Mo. LIBOR + .30%)	#	3/22/2021	2,284	2,278,593
Marathon CLO IV Ltd. 2012-4A A1†	2.706%(3 Mo. LIBOR + 1.39%)	#	5/20/2023	265	264,925
NZCG Funding Ltd. 2015-2A A1†	2.867%(3 Mo. LIBOR + 1.55%)	#	4/27/2027	1,500	1,502,065
Oaktree EIF I Series Ltd. 2015-A1 B†	3.904%(3 Mo. LIBOR + 2.60%)	#	10/18/2027	3,250	3,260,597
Oaktree EIF II Series Ltd. 2014-A2 AR†	2.465	%#	11/15/2025	2,250	2,255,328
Oaktree EIF II Series Ltd. 2014-A2 BR†	3.015%(3 Mo. LIBOR + 1.70%)	#	11/15/2025	2,300	2,315,613
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	1,068	1,081,690
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,101	1,127,348
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	118	123,302
OneMain Financial Issuance Trust 2017-1A A1†(a)	2.37%		9/14/2032	2,213	2,223,297
Palmer Square Loan Funding Ltd. 2017-1A B†(a)	Zero Coupon(3 Mo. LIBOR + 1.70%)	#	10/15/2025	850	852,597
Regatta IV Funding Ltd. 2014-1A DR†	4.614%(3 Mo. LIBOR + 3.30%)	#	7/25/2026	1,500	1,501,039
SLM Private Education Loan Trust 2010-A 2A†	4.477%(1 Mo. LIBOR + 3.25%)	#	5/16/2044	802	830,759
Tryon Park CLO Ltd. 2013-1A A1†	2.424%(3 Mo. LIBOR + 1.12%)	#	7/15/2025	1,000	1,002,518
Venture XVIII CLO Ltd. 2014-18A A†	2.754%(3 Mo. LIBOR + 1.45%)	#	10/15/2026	2,000	2,006,843
Volvo Financial Equipment LLC 2015-1A A4†	1.91%		1/15/2020	618	620,035
Total					75,363,627
Total Asset-Backed Securities (cost $256,540,671)					257,011,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 18.25%

Automotive 0.65%

Ford Motor Co.	7.45%	7/16/2031	$2,559	$3,286,299
General Motors Co.	6.60%	4/1/2036	4,111	4,827,875
Total				8,114,174

Banks: Regional 5.03%

Banco de Bogota SA (Colombia)†(b)	4.375%	8/3/2027	550	553,245
Banco de Credito e Inversiones (Chile)†(b)	4.00%	2/11/2023	533	560,337
Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(b)	4.375%	4/11/2027	1,100	1,108,140
Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37%) #	7/21/2028	2,890	2,937,072
Bank of America Corp.	3.824%(3 Mo. LIBOR + 1.58%) #	1/20/2028	3,958	4,086,563
Bank of America Corp.	4.00%	1/22/2025	1,716	1,777,365
Bank of America Corp.	4.45%	3/3/2026	940	1,001,163
Citigroup, Inc.	3.668%(3 Mo. LIBOR + 1.39%) #	7/24/2028	3,377	3,433,311
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56%) #	1/10/2028	2,574	2,664,367
Citigroup, Inc.	4.45%	9/29/2027	1,374	1,454,498
First Republic Bank	4.625%	2/13/2047	1,072	1,125,772
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05%) #	6/5/2023	2,518	2,531,885
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	2,388	3,149,770
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%) #	5/1/2028	1,452	1,481,082
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.337%) #	2/1/2028	5,499	5,713,902
Manufacturers & Traders Trust Co.	3.40%	8/17/2027	656	666,218
Morgan Stanley	3.625%	1/20/2027	1,528	1,563,791
Morgan Stanley	3.875%	1/27/2026	2,306	2,413,126
Morgan Stanley	4.00%	7/23/2025	2,870	3,032,218
Morgan Stanley	7.25%	4/1/2032	290	402,424
Santander UK plc (United Kingdom)†(b)	5.00%	11/7/2023	575	626,997
Santander UK plc (United Kingdom)(b)	7.95%	10/26/2029	2,280	2,918,284

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Toronto-Dominion Bank (The) (Canada)(b)	3.625%(5 Yr Swap rate + 2.21%) #	9/15/2031	$3,505	$3,515,916
Wells Fargo & Co.	3.00%	10/23/2026	2,539	2,513,370
Wells Fargo Bank NA	5.85%	2/1/2037	5,775	7,306,692
Wells Fargo Bank NA	6.60%	1/15/2038	1,583	2,191,389
Westpac Banking Corp. (Australia)(b)	4.322%(USISDA05 + 2.24%) #	11/23/2031	2,122	2,208,757
Total				62,937,654

Beverages 0.70%

Anheuser-Busch InBev Finance, Inc.	4.625%	2/1/2044	2,165	2,387,508
Anheuser-Busch InBev Finance, Inc.	4.70%	2/1/2036	4,967	5,523,556
Becle SAB de CV (Mexico)†(b)	3.75%	5/13/2025	800	815,987
Total				8,727,051

Business Services 0.06%

Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.00%	7/30/2027	704	708,374

Chemicals 0.20%

Equate Petrochemical BV (Netherlands)†(b)	4.25%	11/3/2026	1,900	1,966,500
Mexichem SAB de CV (Mexico)†(b)	4.875%	9/19/2022	550	591,938
Total				2,558,438

Computer Hardware 0.45%

Dell International LLC/EMC Corp.†	3.48%	6/1/2019	2,583	2,640,951
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	1,950	2,180,523
Dell International LLC/EMC Corp.†	8.10%	7/15/2036	610	769,655
Total				5,591,129

Computer Software 0.25%

Oracle Corp.	6.125%	7/8/2039	1,557	2,085,266
VMware, Inc.	3.90%	8/21/2027	1,010	1,020,670
Total				3,105,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 0.08%

Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	2.20%	7/21/2021	$1,007	$959,204

Electric: Power 1.34%

Appalachian Power Co.	7.00%	4/1/2038	1,098	1,561,019
Berkshire Hathaway Energy Co.	6.50%	9/15/2037	1,357	1,855,200
Dominion Energy, Inc.	7.00%	6/15/2038	936	1,273,413
Exelon Generation Co. LLC	5.60%	6/15/2042	2,000	2,094,652
FirstEnergy Corp.	4.85%	7/15/2047	474	496,426
Massachusetts Electric Co.†	4.004%	8/15/2046	1,317	1,371,188
Midamerican Funding LLC	6.927%	3/1/2029	877	1,179,890
Minejesa Capital BV (Netherlands)†(b)	4.625%	8/10/2030	700	715,282
Ohio Edison Co.	8.25%	10/15/2038	1,725	2,612,911
PPL Electric Utilities Corp.	5.20%	7/15/2041	554	669,520
Public Service Co. of New Mexico	7.95%	5/15/2018	1,092	1,137,228
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	1,834,428
Total				16,801,157

Electrical Equipment 0.07%

Xilinx, Inc.	2.95%	6/1/2024	885	898,429

Engineering & Contracting Services 0.04%

Mexico City Airport Trust (Mexico)†(b)	4.25%	10/31/2026	550	569,250

Financial Services 1.25%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	370	378,857
Affiliated Managers Group, Inc.	4.25%	2/15/2024	715	760,191
Discover Financial Services	4.10%	2/9/2027	2,720	2,791,710
E*TRADE Financial Corp.	3.80%	8/24/2027	540	549,410
GE Capital International Funding Co. Unlimited Co. (Ireland)(b)	4.418%	11/15/2035	2,485	2,722,987
International Lease Finance Corp.	5.875%	4/1/2019	1,876	1,986,364
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	882	940,732
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	2,342	2,661,531
SUAM Finance BV (Curacao)†(b)	4.875%	4/17/2024	1,835	1,963,083
SURA Asset Management SA (Colombia)†(b)	4.375%	4/11/2027	900	913,500
Total				15,668,365

Food 0.19%

McCormick & Co., Inc.	3.40%	8/15/2027	610	618,359
Whole Foods Market, Inc.	5.20%	12/3/2025	1,573	1,830,234
Total				2,448,593

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.35%

Ascension Health	3.945%	11/15/2046	$681	$714,736
HCA, Inc.	5.50%	6/15/2047	1,009	1,045,576
Kaiser Foundation Hospitals	4.15%	5/1/2047	962	1,037,000
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	1,286	1,317,343
NYU Hospitals Center	4.368%	7/1/2047	217	235,373
Total				4,350,028

Insurance 0.77%

American International Group, Inc.	4.70%	7/10/2035	977	1,065,019
Lincoln National Corp.	6.30%	10/9/2037	502	634,591
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	4,629	5,267,725
Unum Group	5.75%	8/15/2042	713	863,904
Willis North America, Inc.	7.00%	9/29/2019	1,675	1,833,872
Total				9,665,111

Investment Management Companies 0.04%

GrupoSura Finance SA†	5.50%	4/29/2026	450	492,413

Leisure 0.13%

Carnival plc	7.875%	6/1/2027	1,230	1,645,693

Machinery: Agricultural 0.33%

BAT Capital Corp.†	3.557%	8/15/2027	1,676	1,703,369
Philip Morris International, Inc.	3.125%	8/17/2027	2,474	2,492,348
Total				4,195,717

Manufacturing 0.19%

Siemens Financieringsmaatschappij NV (Netherlands)†(b)	3.40%	3/16/2027	2,247	2,323,100

Media 1.00%

21st Century Fox America, Inc.	6.20%	12/15/2034	284	357,428
21st Century Fox America, Inc.	6.90%	8/15/2039	777	1,055,290
Comcast Corp.	6.95%	8/15/2037	1,356	1,888,470
Cox Communications, Inc.†	8.375%	3/1/2039	3,194	4,374,091
Grupo Televisa SAB (Mexico)(b)	6.625%	1/15/2040	1,000	1,213,449
Time Warner Cable LLC	7.30%	7/1/2038	1,864	2,304,595
Time Warner Entertainment Co. LP	8.375%	7/15/2033	1,019	1,372,109
Total				12,565,432

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.35%

Barrick International Barbados Corp. (Barbados)†(b)	6.35%	10/15/2036	$1,250	$1,553,470
Glencore Finance Canada Ltd. (Canada)†(b)	5.55%	10/25/2042	2,519	2,791,780
Total				4,345,250

Natural Gas 0.15%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	1,711	1,841,722

Oil 0.94%

Eni SpA (Italy)†(b)	5.70%	10/1/2040	5,053	5,424,432
Kerr-McGee Corp.	7.875%	9/15/2031	1,633	2,112,776
Raizen Fuels Finance SA (Luxembourg)†(b)	5.30%	1/20/2027	452	475,730
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	1,603	2,190,055
Valero Energy Corp.	10.50%	3/15/2039	912	1,516,560
Total				11,719,553

Oil: Crude Producers 0.86%

Energy Transfer LP	6.625%	10/15/2036	1,000	1,144,834
Energy Transfer LP	7.50%	7/1/2038	2,143	2,640,297
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,942,549
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	652	811,333
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	300	373,932
Kinder Morgan, Inc.	7.75%	1/15/2032	1,827	2,357,002
Kinder Morgan, Inc.	7.80%	8/1/2031	365	470,950
Total				10,740,897

Oil: Integrated Domestic 0.12%

Halliburton Co.	6.70%	9/15/2038	326	421,375
Halliburton Co.	7.45%	9/15/2039	772	1,074,863
Total				1,496,238

Real Estate Investment Trusts 0.79%

EPR Properties	4.75%	12/15/2026	888	924,620
EPR Properties	5.25%	7/15/2023	4,129	4,463,307
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(b)	3.875%	3/20/2027	2,259	2,366,351
Physicians Realty LP	4.30%	3/15/2027	492	508,847
VEREIT Operating Partnership LP	3.95%	8/15/2027	1,574	1,582,094
Total				9,845,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.09%

McDonald’s Corp.	6.30%	10/15/2037	$878	$1,170,589

Technology 0.82%

Alibaba Group Holding Ltd. (China)(b)	3.60%	11/28/2024	1,950	2,042,734
Amazon.com, Inc.†	3.15%	8/22/2027	2,086	2,128,055
Amazon.com, Inc.	4.80%	12/5/2034	4,110	4,728,320
Baidu, Inc. (China)(b)	3.50%	11/28/2022	478	498,518
Tencent Holdings Ltd. (China)†(b)	3.375%	5/2/2019	900	921,073
Total				10,318,700

Telecommunications 0.80%

AT&T, Inc.	5.25%	3/1/2037	402	424,890
AT&T, Inc.	6.00%	8/15/2040	3,604	4,095,685
AT&T, Inc.	6.50%	9/1/2037	1,990	2,378,622
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	900	904,208
Verizon Communications, Inc.	4.812%	3/15/2039	864	879,070
Verizon Communications, Inc.	5.25%	3/16/2037	1,208	1,306,718
Total				9,989,193

Utilities 0.21%

Aquarion Co.†	4.00%	8/15/2024	2,500	2,645,419
Total Corporate Bonds (cost $219,700,481)				228,438,028

FOREIGN GOVERNMENT OBLIGATIONS 2.46%

Bahamas 0.05%

Commonwealth of Bahamas†(b)	6.95%	11/20/2029	588	643,860

Bermuda 0.12%

Government of Bermuda†	3.717%	1/25/2027	1,400	1,432,312

Cayman Islands 0.06%

Cayman Islands Government†	5.95%	11/24/2019	700	763,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Indonesia 0.24%

Republic of Indonesia†(b)	3.70%		1/8/2022	$500	$519,446
Republic of Indonesia†(b)	4.35%		1/8/2027	1,900	2,023,551
Republic of Indonesia†(b)	5.875%		1/15/2024	400	463,726
Total					3,006,723

Japan 1.27%

Japan Bank for International Corp.(b)	2.375%		7/21/2022	15,736	15,912,755

Lithuania 0.10%

Republic of Lithuania†(b)	7.375%		2/11/2020	1,060	1,193,030

Mexico 0.49%

United Mexican States(b)	4.00%		10/2/2023	5,780	6,132,580

Oman 0.07%

Government of Oman†(b)	6.50%		3/8/2047	850	890,970

Uruguay 0.06%

Republic of Uruguay(b)	7.875%		1/15/2033	538	757,235
Total Foreign Government Obligations (cost $30,098,166)					30,732,465

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.72%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.314	%#(e)	2/25/2032	12,540	2,070,169
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	208	208,036
Government National Mortgage Assoc. 2015-47 AE	2.90	%#(e)	11/16/2055	4,555	4,626,834
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(e)	2/16/2049	3,309	3,354,747
Government National Mortgage Assoc. 2015-73 AC	2.90	%#(e)	2/16/2053	782	790,984
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2058	3,387	3,381,012
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	1,813	1,816,759
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	1,209	1,207,839
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	1,329	1,341,663
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,112	1,114,258
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	1,553	1,559,107
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $21,455,160)					21,471,408

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 23.61%

Federal Home Loan Mortgage Corp.	0.75%	4/9/2018	$33,259	$33,175,919
Federal Home Loan Mortgage Corp.	3.50%	2/1/2046 - 3/1/2046	9,143	9,535,078
Federal Home Loan Mortgage Corp.	4.00%	12/1/2044	4,151	4,467,212
Federal Home Loan Mortgage Corp.	5.00%	11/1/2017 - 6/1/2026	1,298	1,366,176
Federal National Mortgage Assoc.(c)	3.00%	TBA	30,000	30,339,844
Federal National Mortgage Assoc.	3.50%	4/1/2043 - 4/1/2046	55,340	57,682,740
Federal National Mortgage Assoc.(c)	3.50%	TBA	24,000	24,867,642
Federal National Mortgage Assoc.	4.00%	10/1/2040 - 7/1/2047	28,315	30,071,920
Federal National Mortgage Assoc.(c)	4.00%	TBA	32,000	33,808,749
Federal National Mortgage Assoc.(c)	4.50%	TBA	60,000	64,542,189
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 9/1/2036	5,010	5,610,545
Federal National Mortgage Assoc.	6.50%	1/1/2036	39	45,535
Total Government Sponsored Enterprises Pass-Throughs (cost $295,645,997)				295,513,549

MUNICIPAL BONDS 2.00%

Miscellaneous

California	7.30%	10/1/2039	1,280	1,900,710
California	7.35%	11/1/2039	3,910	5,840,250
California	7.55%	4/1/2039	1,420	2,209,875
Chicago Transit Auth, IL	6.20%	12/1/2040	1,890	2,378,622
Chicago, IL	6.314%	1/1/2044	3,205	3,439,285
District of Columbia	5.591%	12/1/2034	2,030	2,558,003
Illinois	5.10%	6/1/2033	1,216	1,222,992
Illinois	5.52%	4/1/2038	415	414,801
Miami Dade Cnty, FL	3.982%	10/1/2041	340	348,347
North Texas Tollway Auth	8.91%	2/1/2030	1,797	2,056,918
Pasadena Public Fing Auth	7.148%	3/1/2043	1,360	1,953,055
Pennsylvania	5.35%	5/1/2030	650	694,922
Total Municipal Bonds (cost $23,906,327)				25,017,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.60%

Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.413	%#(e)	5/10/2047	$24,144	$1,531,393
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	3,025	2,273,809
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(e)	4/15/2049	709	556,241
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.394	%#(e)	8/10/2047	4,262	231,261
Commercial Mortgage Pass-Through Certificates 2014-UBS4 AM	3.968%		8/10/2047	250	263,896
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.801	%#(e)	10/10/2048	1,000	1,054,222
Commercial Mortgage Pass-Through Certificates 2015-LC23 D†	3.801	%#(e)	10/10/2048	2,000	1,792,392
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.589	%#(e)	7/10/2050	620	648,651
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.589	%#(e)	7/10/2050	1,138	1,119,393
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.589	%#(e)	7/10/2050	1,471	1,140,562
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.947%(1 Mo. LIBOR + 1.72%)	#	10/15/2034	2,925	2,941,879
CSAIL Commercial Mortgage Trust 2015-C2 C	4.351	%#(e)	6/15/2057	325	301,118
DBWF Mortgage Trust 2015-LCM D†	3.535	%#(e)	6/10/2034	895	803,071
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495	%#(e)	12/15/2034	953	966,580
GS Mortgage Securities Trust 2014-GC26 D†	4.66	%#(e)	11/10/2047	403	360,616
GS Mortgage Securities Trust 2015-GC32 C	4.559	%#(e)	7/10/2048	685	689,408
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410	2,445,426
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#(e)	8/5/2034	2,231	2,154,898
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.325	%#(e)	4/15/2047	4,719	140,455
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.427	%#(e)	4/15/2047	1,381	26,740
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	4.068	%#(e)	1/15/2048	387	333,554
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.453	%#(e)	7/15/2048	2,629	2,627,027
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 C	4.772	%#(e)	8/15/2048	2,075	2,095,184
Sequoia Mortgage Trust 2012-4 A3	2.069	%#(e)	9/25/2042	588	568,650
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144	%#(e)	1/5/2043	250	260,614
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.271	%#(e)	5/15/2048	2,000	1,602,400
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176	%#(e)	7/15/2048	343	353,462
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.043	%#(e)	1/15/2059	1,524	1,276,254
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.306	%#(e)	5/15/2047	9,433	476,786
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.732	%#(e)	5/15/2047	1,909	69,562
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.816	%#(e)	10/15/2057	24,257	819,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307	%#(e)	10/15/2057	$36,416	$639,123
Total Non-Agency Commercial Mortgage-Backed Securities (cost $31,170,275)					32,564,499

U.S. TREASURY OBLIGATIONS 39.68%

U.S. Treasury Bond	2.75%		8/15/2047	42,910	43,109,465
U.S. Treasury Bond	3.00%		5/15/2047	12,812	13,528,671
U.S. Treasury Inflation Indexed Bond(d)	0.125%		4/15/2022	25,324	25,415,423
U.S. Treasury Inflation Indexed Bond(d)	0.625%		1/15/2026	12,237	12,525,434
U.S. Treasury Note	1.25%		11/15/2018	114,097	114,092,543
U.S. Treasury Note	1.25%		8/31/2019	44,824	44,758,340
U.S. Treasury Note	1.25%		3/31/2021	6,264	6,200,259
U.S. Treasury Note	1.375%		5/31/2021	33,112	32,875,301
U.S. Treasury Note	1.50%		6/15/2020	13,191	13,224,493
U.S. Treasury Note	1.75%		10/31/2020	15,903	16,038,735
U.S. Treasury Note	1.75%		3/31/2022	36,442	36,554,458
U.S. Treasury Note	1.75%		8/31/2022	23,014	22,924,551
U.S. Treasury Note	1.875%		4/30/2022	43,131	43,478,912
U.S. Treasury Note	2.00%		12/31/2021	25,815	26,192,645
U.S. Treasury Note	2.00%		11/15/2026	4,941	4,896,801
U.S. Treasury Note	2.25%		8/15/2027	20,543	20,779,325
U.S. Treasury Note	2.625%		11/15/2020	19,350	20,039,722
Total U.S. Treasury Obligations (cost $495,192,420)					496,635,078
Total Long-Term Investments (cost $1,373,709,497)					1,387,384,201

SHORT-TERM INVESTMENT 2.28%

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/31/2017, 0.12% due 9/1/2017 with Fixed Income Clearing Corp. collateralized by $5,385,000 of U.S. Treasury Inflation Indexed Bond at 3.875% due 4/15/2029; $11,035,000 of U.S. Treasury Bond at 4.75% due 2/15/2041; $2,415,000 of U.S. Treasury Bond at 3.75% due 11/15/2043; value: $29,158,216; proceeds: $28,582,200 (cost $28,582,105)				28,582	28,582,105

Total Investments in Securities 113.13% (cost $1,402,291,602)					1,415,966,306
Liabilities in Excess of Other Assets(f) (13.13%)					(164,351,315)
Net Assets 100.00%					$1,251,614,991

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2017

IO	Interest Only.
LIBOR	London Interbank Offered Rate

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2017.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Foreign security traded in U.S. dollars.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	Liabilities in Excess of Other Assets include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at August 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2017	447	Long	$96,665,443	$96,691,688	$26,245
U.S. 5-Year Treasury Note	December 2017	620	Long	73,387,184	73,470,000	82,816
Ultra Long U.S. Treasury Bond	December 2017	100	Short	(13,657,634)	(13,653,125)	4,509
Totals				$156,394,993	$156,508,563	$113,570

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$257,011,394	$—	$257,011,394
Corporate Bonds	—	228,438,028	—	228,438,028
Foreign Government Obligations	—	30,732,465	—	30,732,465
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	21,471,408	—	21,471,408
Government Sponsored Enterprises Pass-Throughs	—	295,513,549	—	295,513,549
Municipal Bonds	—	25,017,780	—	25,017,780
Non-Agency Commercial Mortgage-Backed Securities	—	32,564,499	—	32,564,499
U.S. Treasury Obligations	—	496,635,078	—	496,635,078
Repurchase Agreement	—	28,582,105	—	28,582,105
Total	$—	$1,415,966,306	$—	$1,415,966,306
Other Financial Instruments
Futures Contracts
Assets	$113,570	$—	$—	$113,570
Liabilities	—	—	—	—
Total	$113,570	$—	$—	$113,570

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2016	3,708,486
Accrued Discounts (Premiums)	1
Realized Gain (Loss)	(6,285)
Change in Unrealized Appreciation (Depreciation)	-
Net Purchases	-
Net Sales	(3,702,202)
Net Transfers into Level 3	-
Net Transfers out of Level 3	-
Balance as of August 31, 2017	-
Net change in unrealized appreciation/depreciation for period ended August 31, 2017 related to Level 3 investments held at August 31, 2017	-

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 101.88%

ASSET-BACKED SECURITIES 19.43%

Automobiles 8.19%

Ally Auto Receivables Trust 2014-A†	0.63%	4/15/2019	$12	$12,241
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	80	80,653
AmeriCredit Automobile Receivables Trust 2014-1 B	1.68%	7/8/2019	9	8,603
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	50	50,177
AmeriCredit Automobile Receivables Trust 2014-3 B	1.92%	11/8/2019	26	26,503
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	3	2,791
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	2	2,442
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	7	7,341
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	16	16,284
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	12	12,006
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	7	7,023
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	9	9,075
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	43	43,391
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	17	17,239
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	25	25,752
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	52	51,643
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	25	24,988
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	8	8,033
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	22	22,154
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	3	3,283
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	7	6,778
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	1	1,243
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	7	7,273
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	7	7,025
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	18	18,186
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	4	4,114
Drive Auto Receivables Trust 2017-2 A2A	1.63%	8/15/2019	23	23,006
Drive Auto Receivables Trust 2017-2 A3	1.82%	6/15/2020	23	23,025
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	11	11,054
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	11	11,262
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	9	9,035
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	12	12,083
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	8	8,085
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	1	1,494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	$8	$7,843
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	17	17,420
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	15	15,046
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	10	10,050
Ford Credit Auto Owner Trust 2014-C A3	1.06%	5/15/2019	18	18,147
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	8	8,489
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	14	14,244
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	69	69,210
GM Financial Consumer Automobile 2017-1A B†	2.30%	6/16/2023	3	3,018
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%	9/17/2018	4	3,795
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	20	20,202
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	14	13,595
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%	12/16/2019	10	9,706
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%	3/15/2019	18	17,915
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	22	22,025
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	18	18,159
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%	7/15/2019	1	828
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	6	6,384
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	7	7,002
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%	3/16/2020	49	48,998
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	20	20,422
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%	9/16/2019	22	21,829
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	10	10,020
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%	11/15/2019	12	11,851
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	11	11,041
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%	10/15/2018	7	7,256
Volkswagen Auto Loan Enhanced Trust 2014-1 A4	1.45%	9/21/2020	21	21,114
Total				1,010,894

Credit Cards 3.76%

American Express Credit Account Master Trust 2014-3 A	1.49%	4/15/2020	100	100,001
BA Credit Card Trust 2015-A1 A	1.557%(1 Mo. LIBOR + .33%) #	6/15/2020	90	90,093
Chase Issuance Trust 2015-A2	1.59%	2/18/2020	100	100,094
Citibank Credit Card Issuance Trust 2007-A8	5.65%	9/20/2019	100	100,172
World Financial Network Credit Card Master Trust 2015-A A	1.707%(1 Mo. LIBOR + .48%) #	2/15/2022	45	45,088
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	29	29,073
Total				464,521

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other 7.48%

Ally Master Owner Trust 2012-5 A	1.54%	9/15/2019	$100	$99,996
Ally Master Owner Trust 2014-5 A2	1.60%	10/15/2019	59	59,007
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%	4/10/2019	6	5,641
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%	7/10/2019	15	15,016
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	4	4,017
CIFC Funding V Ltd. 2014-5A A1R†	2.704%(3 Mo. LIBOR + 1.40%) #	1/17/2027	250	251,348
CNH Equipment Trust 2014-C A3	1.05%	11/15/2019	9	8,627
CNH Equipment Trust 2016-A A2B	1.747%(1 Mo. LIBOR + .52%) #	7/15/2019	5	4,751
Dell Equipment Finance Trust 2017-1 A1†	1.35%	5/22/2018	56	56,031
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	69	68,675
Engs Commercial Finance Trust 2015-1A A2†	2.31%	10/22/2021	37	36,598
Fortress Credit BSL Ltd. 2013-1A A†	2.486%(3 Mo. LIBOR + 1.18%) #	1/19/2025	57	56,783
Macquarie Equipment Funding Trust 2014-A A3†	1.23%	7/20/2021	7	7,038
Shackleton 2014-VI CLO 2014-6A A2R†	2.464%(3 Mo. LIBOR + 1.16%) #	7/17/2026	250	250,681
Total				924,209
Total Asset-Backed Securities (cost $2,396,372)				2,399,624

CORPORATE BONDS 35.69%

Air Transportation 0.09%

Air Canada (Canada)†(a)	7.75%	4/15/2021	10	11,491

Auto Parts: Original Equipment 0.29%

American Axle & Manufacturing, Inc.†	6.25%	4/1/2025	20	19,950
TI Group Automotive Systems LLC (United Kingdom)†(a)	8.75%	7/15/2023	15	15,885
Total				35,835

Automotive 1.09%

BCD Acquisition, Inc.†	9.625%	9/15/2023	10	11,063
Ford Motor Co.	7.45%	7/16/2031	40	51,369
General Motors Co.	6.60%	4/1/2036	46	54,021
Tesla, Inc.†	5.30%	8/15/2025	18	17,741
Total				134,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional 5.26%

Bank of America Corp.	3.824%(3 Mo. LIBOR + 1.58%) #	1/20/2028		$100	$103,248
Bank of America Corp.	4.00%	1/22/2025		7	7,250
Bank of America Corp.	4.45%	3/3/2026		8	8,521
CIT Group, Inc.	6.00%	4/1/2036		15	15,300
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56%) #	1/10/2028		109	112,827
Citigroup, Inc.	4.45%	9/29/2027		13	13,762
European Investment Bank (Luxembourg)(a)	1.25%	5/15/2018		18	17,993
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05%) #	6/5/2023		25	25,138
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037		35	46,165
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.337%) #	2/1/2028		49	50,915
M&T Bank Corp.	5.125%(3 Mo. LIBOR + 3.52%) #	—	(b)	21	22,102
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021		16	18,138
Morgan Stanley	3.625%	1/20/2027		15	15,351
Morgan Stanley	3.875%	1/27/2026		9	9,418
Morgan Stanley	4.00%	7/23/2025		17	17,961
Popular, Inc.	7.00%	7/1/2019		20	21,055
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.125%	12/15/2022		40	44,100
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029		30	38,398
Toronto-Dominion Bank (The) (Canada)(a)	3.625%(5 Yr Swap rate + 2.21%) #	9/15/2031		7	7,022
Wells Fargo Capital X	5.95%	12/1/2086		30	34,125
Westpac Banking Corp. (Australia)(a)	4.322%(USISDA05 + 2.24%) #	11/23/2031		20	20,818
Total					649,607

Biotechnology Research & Production 0.17%

Amgen, Inc.	6.40%	2/1/2039		16	20,891

Building Materials 0.41%

Norbord, Inc. (Canada)†(a)	6.25%	4/15/2023		11	11,880
Standard Industries, Inc.†	5.50%	2/15/2023		7	7,394
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025		17	17,467
Vulcan Materials Co.	7.15%	11/30/2037		10	13,416
Total					50,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.63%

Brand Energy & Infrastructure Services, Inc.†	8.50%	7/15/2025	$5	$5,400
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	5	5,256
Monitronics International, Inc.	9.125%	4/1/2020	20	16,925
Nielsen Finance LLC/Nielsen Finance Co.†	5.00%	4/15/2022	20	20,750
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	16	17,720
Rent-A-Center, Inc.	4.75%	5/1/2021	13	11,927
Total				77,978

Chemicals 0.75%

Dow Chemical Co. (The)	9.40%	5/15/2039	10	16,965
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	22	24,805
Hexion, Inc.†	10.375%	2/1/2022	7	6,860
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	2	2,085
Rayonier AM Products, Inc.†	5.50%	6/1/2024	18	17,730
Tronox Finance LLC	6.375%	8/15/2020	3	3,053
Tronox Finance LLC†	7.50%	3/15/2022	15	15,787
Valvoline, Inc.†	5.50%	7/15/2024	5	5,319
Total				92,604

Coal 0.04%

Peabody Energy Corp.†	6.00%	3/31/2022	2	2,058
Peabody Energy Corp.†	6.375%	3/31/2025	3	3,071
Total				5,129

Computer Hardware 1.18%

Dell International LLC/EMC Corp.†	3.48%	6/1/2019	25	25,561
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	65	72,684
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	7	7,758
Dell International LLC/EMC Corp.†	8.10%	7/15/2036	14	17,664
Leidos, Inc.	7.125%	7/1/2032	20	22,300
Total				145,967

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.74%

Camelot Finance SA (Luxembourg)†(a)	7.875%	10/15/2024	$4	$4,350
MSCI, Inc.†	5.75%	8/15/2025	25	27,310
Oracle Corp.	6.125%	7/8/2039	14	18,750
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	19	21,731
VMware, Inc.	3.90%	8/21/2027	19	19,201
Total				91,342

Construction/Homebuilding 0.58%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025	8	7,980
AV Homes, Inc.	6.625%	5/15/2022	27	27,928
Century Communities, Inc.†	5.875%	7/15/2025	9	8,955
PulteGroup, Inc.	5.50%	3/1/2026	20	21,575
PulteGroup, Inc.	7.875%	6/15/2032	4	4,740
Total				71,178

Containers 0.32%

BWAY Holding Co.†	7.25%	4/15/2025	23	23,546
Sealed Air Corp.†	5.50%	9/15/2025	15	16,350
Total				39,896

Drugs 0.08%

Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.20%	7/21/2021	10	9,525

Electric: Power 1.41%

Appalachian Power Co.	7.00%	4/1/2038	10	14,217
Cleco Power LLC	6.00%	12/1/2040	7	8,810
Dominion Energy, Inc.	7.00%	6/15/2038	35	47,617
Dynegy, Inc.	7.625%	11/1/2024	18	18,652
Exelon Generation Co. LLC	5.60%	6/15/2042	35	36,656
FirstEnergy Corp.	4.85%	7/15/2047	5	5,237
Midamerican Funding LLC	6.927%	3/1/2029	8	10,763
PPL Electric Utilities Corp.	5.20%	7/15/2041	6	7,251
Puget Sound Energy, Inc.	6.974%(3 Mo. LIBOR + 2.53%) #	6/1/2067	25	24,375
Total				173,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 0.07%

Xilinx, Inc.	2.95%	6/1/2024	$9	$9,137

Electrical: Household 0.15%

GrafTech International Ltd.	6.375%	11/15/2020	20	18,650

Electronics 0.21%

Jabil, Inc.	8.25%	3/15/2018	25	25,875

Entertainment 0.41%

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027	10	10,525
Eldorado Resorts, Inc.	7.00%	8/1/2023	4	4,315
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	11	11,880
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	22	23,183
Total				49,903

Financial Services 1.44%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	4	4,096
Affiliated Managers Group, Inc.	4.25%	2/15/2024	6	6,379
Discover Financial Services	4.10%	2/9/2027	26	26,685
E*TRADE Financial Corp.	3.80%	8/24/2027	9	9,157
Intelsat Connect Finance SA (Luxembourg)†(a)	12.50%	4/1/2022	20	19,150
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	13	13,309
Navient Corp.	5.875%	3/25/2021	15	15,769
Navient Corp.	6.625%	7/26/2021	26	27,787
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	20	21,332
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	8	7,910
OM Asset Management plc (United Kingdom)(a)	4.80%	7/27/2026	11	11,386
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	13	14,774
Total				177,734

Food 0.37%

Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	7	7,639
Kraft Heinz Foods Co.	6.875%	1/26/2039	20	26,075
McCormick & Co., Inc.	3.40%	8/15/2027	12	12,164
Total				45,878

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.12%

Thermo Fisher Scientific, Inc.	4.10%	8/15/2047	$15	$15,179

Health Care Services 1.49%

Acadia Healthcare Co., Inc.	6.50%	3/1/2024	19	20,473
Ascension Health	3.945%	11/15/2046	6	6,297
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	11	11,124
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	25	24,875
Envision Healthcare Corp.	5.625%	7/15/2022	20	20,813
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	25	27,106
HCA, Inc.	5.50%	6/15/2047	9	9,326
HCA, Inc.	7.50%	11/6/2033	15	17,100
Kaiser Foundation Hospitals	4.15%	5/1/2047	9	9,702
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	2	2,150
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	12	12,292
NYU Hospitals Center	4.368%	7/1/2047	2	2,169
WellCare Health Plans, Inc.	5.25%	4/1/2025	20	21,000
Total				184,427

Household Equipment/Products 0.13%

Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	15	16,144

Insurance 1.24%

American International Group, Inc.	4.70%	7/10/2035	40	43,604
Lincoln National Corp.	6.30%	10/9/2037	6	7,585
Protective Life Corp.	8.45%	10/15/2039	25	37,941
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	50	56,899
Unum Group	5.75%	8/15/2042	6	7,270
Total				153,299

Leisure 0.53%

Carnival plc	7.875%	6/1/2027	10	13,380
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	30	39,870
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	11	11,907
Total				65,157

Lodging 0.40%

Caesar's Entertainment Resort Properties LLC/Caesar's Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	20	21,300
MGM Resorts International	6.00%	3/15/2023	25	27,688
Total				48,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.21%

BAT Capital Corp.†	3.557%	8/15/2027	$16	$16,261
Reynolds American, Inc.	5.70%	8/15/2035	8	9,395
Total				25,656

Machinery: Industrial/Specialty 0.14%

SPX FLOW, Inc.†	5.625%	8/15/2024	17	17,680

Machinery: Oil Well Equipment & Services 0.11%

BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	12	13,133

Manufacturing 0.36%

Koppers, Inc.†	6.00%	2/15/2025	4	4,250
Trinity Industries, Inc.	4.55%	10/1/2024	40	40,581
Total				44,831

Media 2.61%

21st Century Fox America, Inc.	6.90%	8/15/2039	45	61,117
AMC Networks, Inc.	4.75%	12/15/2022	20	20,675
Block Communications, Inc.†	6.875%	2/15/2025	18	19,451
Cablevision Systems Corp.	5.875%	9/15/2022	20	20,950
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	16	16,955
Charter Communications Operating LLC/Charter Communications Operating Capital	6.384%	10/23/2035	35	40,155
Cox Communications, Inc.†	8.375%	3/1/2039	12	16,434
DISH DBS Corp.	7.75%	7/1/2026	19	22,349
Sirius XM Radio, Inc.†	6.00%	7/15/2024	20	21,656
Time Warner Cable LLC	6.55%	5/1/2037	53	61,444
Townsquare Media, Inc.†	6.50%	4/1/2023	10	10,112
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	11	11,344
Total				322,642

Metal Fabricating 0.18%

Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	4	4,310
Hillman Group, Inc. (The)†	6.375%	7/15/2022	18	17,325
Total				21,635

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.73%

Aleris International, Inc.†	9.50%	4/1/2021	$11	$11,742
Century Aluminum Co.†	7.50%	6/1/2021	20	20,550
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%	10/25/2042	20	22,166
Goldcorp, Inc. (Canada)(a)	5.45%	6/9/2044	5	5,678
Hudbay Minerals, Inc. (Canada)†(a)	7.25%	1/15/2023	2	2,160
Hudbay Minerals, Inc. (Canada)†(a)	7.625%	1/15/2025	3	3,323
Teck Resources Ltd. (Canada)(a)	4.75%	1/15/2022	23	24,237
Total				89,856

Oil 2.35%

Bill Barrett Corp.	7.00%	10/15/2022	15	13,050
Citgo Holding, Inc.†	10.75%	2/15/2020	10	10,725
Continental Resources, Inc.	3.80%	6/1/2024	5	4,675
Continental Resources, Inc.	4.90%	6/1/2044	23	19,564
Denbury Resources, Inc.	5.50%	5/1/2022	15	6,938
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	20	19,650
Halcon Resources Corp.†	6.75%	2/15/2025	12	12,120
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	20	21,487
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	15	14,250
Kerr-McGee Corp.	7.875%	9/15/2031	35	45,283
MEG Energy Corp. (Canada)(a)	6.375%	1/30/2023	25	20,094
Oasis Petroleum, Inc.	6.875%	3/15/2022	12	11,760
PDC Energy, Inc.	7.75%	10/15/2022	25	26,031
Precision Drilling Corp. (Canada)(a)	7.75%	12/15/2023	6	5,985
Sanchez Energy Corp.	6.125%	1/15/2023	36	27,630
SM Energy Co.	6.50%	1/1/2023	20	19,250
WPX Energy, Inc.	5.25%	9/15/2024	12	11,820
Total				290,312

Oil: Crude Producers 2.38%

Enbridge Energy Partners LP	8.05%(3 Mo. LIBOR + 3.80%) #	10/1/2077	15	15,000
Energy Transfer LP	6.625%	10/15/2036	40	45,793
Energy Transfer LP	7.50%	7/1/2038	8	9,856
Enterprise Products Operating LLC	5.75%	3/1/2035	20	23,178
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	30	32,172
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	25	27,533
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	46	57,336

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Kinder Morgan, Inc.	7.75%	1/15/2032	$17	$21,932
Rockies Express Pipeline LLC†	6.875%	4/15/2040	20	21,950
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	35	39,162
Total				293,912

Oil: Integrated Domestic 0.51%

National Oilwell Varco, Inc.	2.60%	12/1/2022	42	41,138
Transocean Proteus Ltd.†	6.25%	12/1/2024	14	14,998
Trinidad Drilling Ltd. (Canada)†(a)	6.625%	2/15/2025	7	6,510
Total				62,646

Paper & Forest Products 0.11%

International Paper Co.	7.30%	11/15/2039	10	13,926

Real Estate Investment Trusts 1.84%

Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	15	15,511
CBRE Services, Inc.	4.875%	3/1/2026	25	27,260
Digital Realty Trust LP	3.70%	8/15/2027	22	22,422
DuPont Fabros Technology LP	5.625%	6/15/2023	20	21,350
EPR Properties	4.75%	12/15/2026	15	15,619
EPR Properties	5.25%	7/15/2023	35	37,834
Equinix, Inc.	5.875%	1/15/2026	33	36,300
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	5	5,462
Physicians Realty LP	4.30%	3/15/2027	5	5,171
VEREIT Operating Partnership LP	3.00%	2/6/2019	40	40,503
Total				227,432

Retail 0.99%

CEC Entertainment, Inc.	8.00%	2/15/2022	17	17,850
Conn's, Inc.	7.25%	7/15/2022	20	19,500
FirstCash, Inc.†	5.375%	6/1/2024	6	6,345
L Brands, Inc.	6.875%	11/1/2035	17	16,362
New Albertson's, Inc.	7.45%	8/1/2029	5	4,389
New Red Finance, Inc. (Canada)†(a)	6.00%	4/1/2022	2	2,067
PetSmart, Inc.†	5.875%	6/1/2025	11	9,873
PetSmart, Inc.†	7.125%	3/15/2023	20	16,350
PF Chang's China Bistro, Inc.†	10.25%	6/30/2020	11	10,973
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	18	19,036
Total				122,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel 0.11%

Cleveland-Cliffs, Inc.†	5.75%	3/1/2025	$14	$13,743

Technology 0.88%

Amazon.com, Inc.†	3.15%	8/22/2027	20	20,403
Amazon.com, Inc.	4.80%	12/5/2034	40	46,018
Expedia, Inc.	5.00%	2/15/2026	10	11,063
Netflix, Inc.†	4.375%	11/15/2026	15	14,662
Netflix, Inc.	5.75%	3/1/2024	15	16,106
Total				108,252

Telecommunications 2.26%

AT&T, Inc.	6.00%	8/15/2040	98	111,370
CommScope Technologies LLC†	5.00%	3/15/2027	21	20,980
Sprint Corp.	7.125%	6/15/2024	30	33,037
T-Mobile USA, Inc.	6.50%	1/15/2026	20	22,200
U.S. Cellular Corp.	6.70%	12/15/2033	30	30,750
Verizon Communications, Inc.	4.812%	3/15/2039	8	8,140
Verizon Communications, Inc.	5.25%	3/16/2037	49	53,004
Total				279,481

Transportation: Miscellaneous 0.10%

Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Greece)†(a)	8.125%	11/15/2021	15	12,525

Utilities 0.22%

Aquarion Co.†	4.00%	8/15/2024	25	26,454
Total Corporate Bonds (cost $4,194,231)				4,406,604

FLOATING RATE LOAN(c) 0.04%

Food

Amplify Snack Brands, Inc. Term Loan (cost $4,920)	6.74%(1 Mo. LIBOR + 5.50%)	9/2/2023	5	4,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Foreign Government Obligation(a) 1.64%

Japan

Japan Bank for International Corp. (cost $199,104)	2.375%	7/21/2022	$200	$202,247

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.26%

Government National Mortgage Assoc. 2017-41 AS	2.60%	6/16/2058	33	32,767
Government National Mortgage Assoc. 2017-69 AS	2.75%	2/16/2058	35	34,938
Government National Mortgage Assoc. 2017-71 AS	2.70%	4/16/2057	35	34,851
Government National Mortgage Assoc. 2017-76 AS	2.65%	11/16/2050	14	13,891
Government National Mortgage Assoc. 2017-86 AS	2.75%	2/16/2058	13	13,094
Government National Mortgage Assoc. 2017-89 AB	2.60%	7/16/2058	11	11,003
Government National Mortgage Assoc. 2017-90 AS	2.70%	7/16/2057	15	14,849
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $154,098)				155,393

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 11.69%

Federal Home Loan Mortgage Corp.	3.50%	2/1/2046 - 3/1/2046	75	78,757
Federal National Mortgage Assoc.(d)	3.00%	TBA	200	202,266
Federal National Mortgage Assoc.	3.50%	11/1/2045 - 4/1/2046	348	362,959
Federal National Mortgage Assoc.(d)	3.50%	TBA	50	51,808
Federal National Mortgage Assoc.	4.00%	7/1/2047	149	157,991
Federal National Mortgage Assoc.(d)	4.00%	TBA	100	105,652
Federal National Mortgage Assoc.(d)	4.50%	TBA	450	484,066
Total Government Sponsored Enterprises Pass-Throughs (cost $1,448,628)				1,443,499

MUNICIPAL BONDS 0.90%

Miscellaneous

City of Chicago IL	5.432%	1/1/2042	15	14,858
City of Chicago IL	6.207%	1/1/2036	15	15,618
District of Columbia	5.591%	12/1/2034	20	25,202
Illinois	5.10%	6/1/2033	12	12,069
Illinois	5.52%	4/1/2038	4	3,998
Miami Dade Cnty, FL	3.982%	10/1/2041	5	5,123
North Texas Tollway Auth	8.91%	2/1/2030	25	28,616
Pennsylvania	5.35%	5/1/2030	5	5,345
Total Municipal Bonds (cost $108,206)				110,829

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.33%

1345 Avenue of the Americas & Park Avenue Plaza Trust 2005-1 A3†	5.278%		8/10/2035	$50	$57,692
BBCMS Trust 2015-SRCH A2†	4.197%		8/10/2035	100	110,777
Commercial Mortgage Pass-Through Certificates 2014-UBS2 AM	4.199%		3/10/2047	50	53,526
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349	%#(f)	12/10/2047	50	52,747
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.589	%#(f)	7/10/2050	50	52,311
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.589	%#(f)	7/10/2050	10	9,836
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.589	%#(f)	7/10/2050	100	77,536
Credit Suisse Mortgage Capital Certificates 2015-GLPB D†	3.938	%#(f)	11/15/2034	100	100,856
GS Mortgage Securities Trust 2014-GC26 C	4.661	%#(f)	11/10/2047	50	51,274
GS Mortgage Securities Trust 2014-GC26 D†	4.661	%#(f)	11/10/2047	60	53,690
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.453	%#(f)	7/15/2048	10	9,992
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 C	4.772	%#(f)	8/15/2048	20	20,195
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	2.677%(1 Mo. LIBOR + 1.45	%)#	10/15/2033	30	30,155
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.43	%#(f)	7/15/2046	68	71,940
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.271	%#(f)	5/15/2048	60	48,072
WF-RBS Commercial Mortgage Trust 2012-C8 C	5.056	%#(f)	8/15/2045	50	52,606
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.414	%#(f)	3/15/2048	50	52,366
Total Non-Agency Commercial Mortgage-Backed Securities (cost $878,183)					905,571

U.S. TREASURY OBLIGATIONS 23.90%

U.S. Treasury Bond	2.75%		8/15/2047	175	175,813
U.S. Treasury Bond	3.00%		5/15/2047	58	61,244
U.S. Treasury Inflation Indexed Bond(e)	0.125%		4/15/2022	239	239,568
U.S. Treasury Inflation Indexed Bond(e)	0.625%		1/15/2026	116	119,240
U.S. Treasury Note	1.25%		11/15/2018	252	251,990
U.S. Treasury Note	1.25%		8/31/2019	261	260,618

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS (continued)

U.S. Treasury Note	1.375%	5/31/2021	$169	$167,792
U.S. Treasury Note	1.50%	6/15/2020	246	246,625
U.S. Treasury Note	1.75%	10/31/2020	320	322,731
U.S. Treasury Note	1.75%	8/31/2022	295	293,853
U.S. Treasury Note	1.875%	4/30/2022	210	211,694
U.S. Treasury Note	2.00%	12/31/2021	180	182,633
U.S. Treasury Note	2.00%	11/15/2026	130	128,837
U.S. Treasury Note	2.25%	8/15/2027	285	288,279
Total U.S. Treasury Obligations (cost $2,936,202)				2,950,917
Total Long-Term Investments (cost $12,319,944)				12,579,602

SHORT-TERM INVESTMENTS 3.97%

CORPORATE BOND 0.21%

Electric: Power

TransAlta Corp. (Canada)(a) (cost $25,792)	6.90%	5/15/2018	25	25,747

REPURCHASE AGREEMENT 3.76%

Repurchase Agreement dated 8/31/2017, 0.12% due 9/1/2017 with Fixed Income Clearing Corp. collateralized by $470,000 of U.S. Treasury Note at 2.125% due 2/29/2024; value: $475,893; proceeds: $463,758 (cost $463,756)			464	463,756

Total Short-Term Investments (cost $489,548)				489,503
Total Investments in Securities 105.85% (cost $12,809,492)				13,069,105
Liabilities in Excess of Other Assets(g) (5.85%)				(721,986)
Net Assets 100.00%				$12,347,119

LIBOR	London Interbank Offered Rate

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2017.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2017.
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(e)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on credit default swaps and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2017

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at August 31, 2017(1):

Referenced Index*	Swap Counterparty(5)	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)
Markit CDX. NA.EMS.27	Credit Suisse	1.00%	6/20/2022	$750,000	$723,338	$(36,020)	$9,358

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of emerging market sovereign issuers.. (See Note 2(n)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $9,358. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Central Clearinghouse: Intercontinental Exchange (ICE).

Credit Default Swaps on Indexes - Buy Protection at August 31, 2017(1):

Referenced Index	Swap Counterparty	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation(4)	Credit Default Swap Agreements Receivable at Fair Value(5)
Markit CMBX.NA.AAA.9(6)	Morgan Stanley	.50%	9/17/2058	$ 780,000	$785,181	$45,323	$ (40,142)	$5,181

Credit Default Swaps on Indexes - Sell Protection at August 31, 2017(1):

Referenced Index	Swap Counterparty	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX.NA.A.8(6)	Morgan Stanley	2.00%	10/17/2057	$ 175,000	$166,199	$(10,316)	$1,515	$(8,801)
Markit CMBX.NA.AA.8(6)	Morgan Stanley	1.50%	10/17/2057	200,000	197,510	(7,778)	5,288	(2,490)
						$(18,094)	$6,803	$(11,291)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2017

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received/paid are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $6,803. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $40,142.
(5)	Includes upfront payments received.
(6)	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(n)).

Open Futures Contracts at August 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2017	4	Long	$865,038	$865,250	$212
U.S. 5-Year Treasury Note	December 2017	11	Long	1,301,372	1,303,500	2,128
Totals				$2,166,410	$2,168,750	$2,340

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2017	4	Short	$(506,305)	$(507,937)	$(1,632)
U.S. Long Bond	December 2017	2	Short	(309,700)	(312,188)	(2,488)
Totals				$(816,005)	$(820,125)	$(4,120)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2017

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,399,624	$—	$2,399,624
Corporate Bonds	—	4,432,351	—	4,432,351
Floating Rate Loan	—	4,918	—	4,918
Foreign Government Obligation	—	202,247	—	202,247
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	155,393	—	155,393
Government Sponsored Enterprises Pass-Throughs	—	1,443,499	—	1,443,499
Municipal Bonds	—	110,829	—	110,829
Non-Agency Commercial Mortgage-Backed Securities	—	905,571	—	905,571
U.S. Treasury Obligations	—	2,950,917	—	2,950,917
Repurchase Agreement	—	463,756	—	463,756
Total	$—	$13,069,105	$—	$13,069,105
Other Financial Instruments
Centrally Cleared Credit Default Swaps
Assets	$—	$9,358	$—	$9,358
Liabilities	—	—	—	—
Credit Default Swaps
Assets	—	5,181	—	5,181
Liabilities	—	(11,291)	—	(11,291)
Futures Contracts
Assets	2,340	—	—	2,340
Liabilities	(4,120)	—	—	(4,120)
Total	$(1,780)	$3,248	$—	$1,468

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2016	$339,592
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Net Purchases	—
Net Sales	(89,668)
Net Transfers into Level 3	—
Net Transfers out of Level 3	(249,924)
Balance as of August 31, 2017	$—
Net change in unrealized appreciation/depreciation for period ended August 31, 2017 related to Level 3 investments held at August 31, 2017	$—

See Notes to Schedule of Investments

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 92.32%

ASSET-BACKED SECURITIES 3.12%

Automobiles 2.71%

American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021		$20	$20,508
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020		40	39,925
Drive Auto Receivables Trust 2017-1 C	2.84%	4/15/2022		18	18,156
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024		20	20,476
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022		65	67,078
Total					166,143

Other 0.41%

Ford Credit Floorplan Master Owner Trust A 2015-5 A1	2.42%	8/15/2022		25	25,374
Total Asset-Backed Securities (cost $190,570)					191,517

CORPORATE BONDS 87.30%

Aerospace/Defense 0.58%

Embraer SA (Brazil)(a)	5.15%	6/15/2022		9	9,635
Spirit AeroSystems, Inc.	5.25%	3/15/2022		25	25,979
Total					35,614

Automotive 3.24%

Ford Motor Co.	7.45%	7/16/2031		35	44,947
General Motors Co.	5.15%	4/1/2038		11	11,128
General Motors Co.	6.60%	4/1/2036		40	46,975
Hyundai Capital America†	2.50%	3/18/2019		20	20,069
Hyundai Capital America†	2.875%	8/9/2018		75	75,642
Total					198,761

Banks: Regional 15.47%

Bank of America Corp.	3.824%(3 Mo. LIBOR + 1.58%) #	1/20/2028		155	160,035
Barclays Bank plc (United Kingdom)†(a)	10.179%	6/12/2021		80	100,117
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56%) #	1/10/2028		119	123,178
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037		45	59,355
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR +1.337%) #	2/1/2028		120	124,690
M&T Bank Corp.	5.125%(3 Mo. LIBOR+ 3.52%) #	—	(b)	13	13,682
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021		70	79,355
Morgan Stanley	3.875%	1/27/2026		92	96,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029	$16	$20,479
Synovus Financial Corp.	7.875%	2/15/2019	30	32,416
Toronto-Dominion Bank (The) (Canada)(a)	3.625%(5 Yr Swap rate + 2.21%) #	9/15/2031	45	45,140
Wells Fargo Capital X	5.95%	12/1/2086	60	68,250
Westpac Banking Corp. (Australia)(a)	4.322%(USISDA05 + 2.24%) #	11/23/2031	25	26,022
Total				948,993

Beverages 1.30%

Anheuser-Busch InBev Worldwide, Inc.	8.20%	1/15/2039	50	79,653

Biotechnology Research & Production 1.27%

Amgen, Inc.	6.40%	2/1/2039	28	36,559
Celgene Corp.	4.625%	5/15/2044	10	10,791
Gilead Sciences, Inc.	4.60%	9/1/2035	28	30,766
Total				78,116

Building Materials 0.55%

Johnson Controls International plc	5.00%	3/30/2020	25	26,759
Martin Marietta Materials, Inc.	1.965%(3 Mo. LIBOR + .65%) #	5/22/2020	7	7,021
Total				33,780

Chemicals 2.32%

Dow Chemical Co. (The)	9.40%	5/15/2039	5	8,483
Westlake Chemical Corp.	4.625%	2/15/2021	45	46,575
Westlake Chemical Corp.	4.875%	5/15/2023	5	5,225
Yara International ASA (Norway)†(a)	7.875%	6/11/2019	75	81,923
Total				142,206

Computer Hardware 1.04%

Apple, Inc.	4.45%	5/6/2044	15	16,680
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	42	46,965
Total				63,645

Computer Software 1.77%

Microsoft Corp.	3.50%	2/12/2035	45	46,138
Oracle Corp.	6.125%	7/8/2039	40	53,571
VMware, Inc.	3.90%	8/21/2027	9	9,095
Total				108,804

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 2.23%

AbbVie, Inc.	4.30%	5/14/2036	$26	$27,260
Allergan Funding SCS (Luxembourg)(a)	4.55%	3/15/2035	15	16,129
Express Scripts Holding Co.	6.125%	11/15/2041	15	18,209
Mylan NV†	3.00%	12/15/2018	30	30,321
Pfizer, Inc.	7.20%	3/15/2039	20	30,147
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	1.70%	7/19/2019	15	14,666
Total				136,732

Electric: Power 7.45%

Appalachian Power Co.	7.00%	4/1/2038	10	14,217
Berkshire Hathaway Energy Co.	6.50%	9/15/2037	21	28,710
Cleco Power LLC	6.00%	12/1/2040	10	12,586
CMS Energy Corp.	6.25%	2/1/2020	5	5,490
Dominion Energy, Inc.	7.00%	6/15/2038	25	34,012
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	35	39,253
Entergy Arkansas, Inc.	4.95%	12/15/2044	36	38,001
Exelon Generation Co. LLC	5.60%	6/15/2042	37	38,751
FirstEnergy Corp.	4.85%	7/15/2047	2	2,095
ITC Holdings Corp.†	5.50%	1/15/2020	40	42,937
LG&E & KU Energy LLC	3.75%	11/15/2020	15	15,701
Midamerican Funding LLC	6.927%	3/1/2029	4	5,381
Mississippi Power Co.	4.25%	3/15/2042	9	8,834
Ohio Edison Co.	8.25%	10/15/2038	18	27,265
PPL Electric Utilities Corp.	5.20%	7/15/2041	18	21,753
PSEG Power LLC	5.125%	4/15/2020	30	32,267
Puget Energy, Inc.	6.00%	9/1/2021	15	16,953
SCANA Corp.	4.125%	2/1/2022	45	46,852
South Carolina Electric & Gas Co.	6.05%	1/15/2038	10	12,967
Tampa Electric Co.	6.15%	5/15/2037	10	12,765
Total				456,790

Electrical Equipment 0.62%

Applied Materials, Inc.	3.30%	4/1/2027	12	12,331
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.875%	1/15/2027	17	17,526
Xilinx, Inc.	2.95%	6/1/2024	8	8,121
Total				37,978

Electronics 0.84%

Tech Data Corp.	3.70%	2/15/2022	25	25,594
Trimble, Inc.	4.75%	12/1/2024	24	25,772
Total				51,366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 4.61%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	$15	$15,359
Discover Financial Services	4.10%	2/9/2027	24	24,633
E*TRADE Financial Corp.	3.80%	8/24/2027	4	4,070
Fidelity National Financial, Inc.	5.50%	9/1/2022	32	35,072
GE Capital Trust I	6.375%(3 Mo. LIBOR + 2.29%) #	11/15/2067	35	35,420
HSBC Finance Corp.	6.676%	1/15/2021	50	56,998
International Lease Finance Corp.	8.25%	12/15/2020	30	35,206
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	23	24,532
OM Asset Management plc (United Kingdom)(a)	4.80%	7/27/2026	25	25,878
Synchrony Financial	3.00%	8/15/2019	25	25,374
Total				282,542

Food 0.52%

Kraft Heinz Foods Co.	6.875%	1/26/2039	20	26,075
McCormick & Co., Inc.	3.40%	8/15/2027	6	6,082
Total				32,157

Health Care Products 2.02%

Abbott Laboratories	4.75%	11/30/2036	23	25,284
Life Technologies Corp.	5.00%	1/15/2021	10	10,767
Life Technologies Corp.	6.00%	3/1/2020	55	59,975
Medtronic, Inc.	4.375%	3/15/2035	25	27,711
Total				123,737

Health Care Services 1.78%

Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	25	27,106
HCA, Inc.	5.50%	6/15/2047	7	7,254
Kaiser Foundation Hospitals	4.15%	5/1/2047	14	15,091
Northwell Healthcare, Inc.	3.979%	11/1/2046	11	10,780
NYU Hospitals Center	4.368%	7/1/2047	12	13,016
Universal Health Services, Inc.†	3.75%	8/1/2019	35	35,975
Total				109,222

Insurance 3.69%

American International Group, Inc.	4.70%	7/10/2035	30	32,703
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	12	12,687
Lincoln National Corp.	6.30%	10/9/2037	25	31,603
Protective Life Corp.	8.45%	10/15/2039	20	30,353
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	45	51,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Insurance (continued)

Unum Group	5.75%	8/15/2042		$17	$20,598
Willis North America, Inc.	7.00%	9/29/2019		10	10,949
XLIT Ltd. (Ireland)(a)	6.25%	5/15/2027		30	36,194
Total					226,296

Leisure 0.32%

Royal Caribbean Cruises Ltd.	7.50%	10/15/2027		15	19,935

Machinery: Agricultural 0.61%

Altria Group, Inc.	5.375%	1/31/2044		15	17,927
BAT Capital Corp.†	3.557%	8/15/2027		19	19,310
Total					37,237

Machinery: Industrial/Specialty 0.41%

Kennametal, Inc.	2.65%	11/1/2019		25	25,181

Media 4.53%

21st Century Fox America, Inc.	6.90%	8/15/2039		36	48,894
Charter Communications Operating LLC/Charter Communications Operating Capital	6.384%	10/23/2035		45	51,627
Cox Communications, Inc.†	8.375%	3/1/2039		15	20,542
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040		4	4,854
Historic TW, Inc.	9.15%	2/1/2023		35	45,496
NBCUniversal Enterprise, Inc.†	5.25%	—	(b)	100	106,250
Total					277,663

Metal Fabricating 0.40%

Valmont Industries, Inc.	5.25%	10/1/2054		25	24,729

Metals & Minerals: Miscellaneous 1.69%

Barrick North America Finance LLC	7.50%	9/15/2038		16	21,391
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	9.75%	3/1/2022		35	39,725
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%	10/25/2042		25	27,707
Goldcorp, Inc. (Canada)(a)	5.45%	6/9/2044		8	9,085
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045		5	5,705
Total					103,613

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.60%

National Fuel Gas Co.	4.90%	12/1/2021	$10	$10,744
Piedmont Natural Gas Co., Inc.	4.10%	9/18/2034	25	26,108
Total				36,852

Oil 4.20%

Apache Corp.	6.00%	1/15/2037	15	17,335
Canadian Natural Resources Ltd. (Canada)(a)	2.95%	1/15/2023	5	5,015
Canadian Natural Resources Ltd. (Canada)(a)	4.95%	6/1/2047	15	15,516
ConocoPhillips Canada Funding Co. I	5.95%	10/15/2036	23	28,802
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	40	42,975
Kerr-McGee Corp.	7.875%	9/15/2031	25	32,345
Noble Energy, Inc.	5.625%	5/1/2021	35	35,944
Petroleos Mexicanos (Mexico)(a)	4.50%	1/23/2026	10	10,123
Shell International Finance BV (Netherlands)(a)	6.375%	12/15/2038	40	54,649
Valero Energy Corp.	10.50%	3/15/2039	9	14,966
Total				257,670

Oil: Crude Producers 7.68%

Buckeye Partners LP	2.65%	11/15/2018	40	40,227
Enbridge Energy Partners LP	9.875%	3/1/2019	45	50,053
Energy Transfer LP	7.50%	7/1/2038	32	39,426
Enterprise Products Operating LLC	5.018%(3 Mo. LIBOR + 3.71%) #	8/1/2066	30	30,118
Enterprise Products Operating LLC	7.55%	4/15/2038	19	26,253
MPLX LP	5.50%	2/15/2023	55	56,722
ONEOK Partners LP	3.20%	9/15/2018	5	5,059
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	46	51,470
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	47	61,117
TransCanada PipeLines Ltd. (Canada)(a)	7.625%	1/15/2039	16	23,607
Williams Partners LP/ACMP Finance Corp.	4.875%	3/15/2024	83	86,737
Total				470,789

Oil: Integrated Domestic 1.08%

Halliburton Co.	6.70%	9/15/2038	25	32,314
National Oilwell Varco, Inc.	3.95%	12/1/2042	40	33,988
Total				66,302

Paper & Forest Products 0.18%

International Paper Co.	7.30%	11/15/2039	8	11,141

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 6.66%

Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	$15	$15,511
CBRE Services, Inc.	5.00%	3/15/2023	70	72,809
DDR Corp.	3.50%	1/15/2021	10	10,195
DDR Corp.	4.70%	6/1/2027	8	8,312
DDR Corp.	7.875%	9/1/2020	35	41,023
Digital Realty Trust LP	3.70%	8/15/2027	11	11,211
Digital Realty Trust LP	5.875%	2/1/2020	5	5,401
EPR Properties	4.75%	12/15/2026	25	26,031
Healthcare Realty Trust, Inc.	3.875%	5/1/2025	42	42,971
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	4	4,057
Healthcare Trust of America Holdings LP	3.375%	7/15/2021	60	61,967
Physicians Realty LP	4.30%	3/15/2027	31	32,061
Senior Housing Properties Trust	3.25%	5/1/2019	5	5,067
SL Green Realty Corp.	5.00%	8/15/2018	2	2,045
SL Green Realty Corp.	7.75%	3/15/2020	35	39,178
VEREIT Operating Partnership LP	3.95%	8/15/2027	9	9,046
VEREIT Operating Partnership LP	4.875%	6/1/2026	20	21,520
Total				408,405

Retail 1.44%

Coach, Inc.	4.125%	7/15/2027	9	9,072
Home Depot, Inc. (The)	5.875%	12/16/2036	20	26,145
McDonald’s Corp.	6.30%	10/15/2037	24	31,998
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	20	21,151
Total				88,366

Technology 1.16%

Amazon.com, Inc.†	4.25%	8/22/2057	5	5,222
Amazon.com, Inc.	4.80%	12/5/2034	45	51,770
Expedia, Inc.	5.00%	2/15/2026	10	11,063
Priceline Group, Inc. (The)	2.75%	3/15/2023	3	3,019
Total				71,074

Telecommunications 3.77%

AT&T, Inc.	6.00%	8/15/2040	95	107,961
Orange SA (France)(a)	9.00%	3/1/2031	15	23,033
Verizon Communications, Inc.	4.40%	11/1/2034	100	100,399
Total				231,393

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.98%

Burlington Northern Santa Fe LLC	6.15%	5/1/2037	$35	$46,097
CSX Corp.	6.00%	10/1/2036	11	13,889
Total				59,986

Utilities 0.29%

Aquarion Co.†	4.00%	8/15/2024	17	17,989
Total Corporate Bonds (cost $5,267,391)				5,354,717

FLOATING RATE LOANS(c) 0.49%

Gaming 0.25%

Seminole Tribe of Florida Term Loan B	3.456%(3 Mo. LIBOR + 2.00%)	6/21/2024	15	15,068

Lodging 0.24%

Las Vegas Sands LLC 2017 Refinancing Term Loan	3.24%(1 Mo. LIBOR + 2.00%)	3/29/2024	15	15,015
Total Floating Rate Loans (cost $29,935)				30,083

MUNICIPAL BONDS 0.77%

Miscellaneous

California	7.60%	11/1/2040	15	23,839
Chicago, IL	6.314%	1/1/2044	15	16,096
Illinois, IL	5.10%	6/1/2033	5	5,029
Illinois, IL	5.52%	4/1/2038	2	1,999
Total Municipal Bonds (cost $45,185)				46,963

U.S. TREASURY OBLIGATIONS 0.64%

U.S. Treasury Bond	2.75%	8/15/2047	13	13,060
U.S. Treasury Note	1.75%	8/31/2022	19	18,926
U.S. Treasury Note	2.25%	8/15/2027	7	7,081
Total U.S. Treasury Obligations (cost $38,958)				39,067
Total Long-Term Investments (cost $5,572,039)				5,662,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 7.11%

CORPORATE BONDS 5.07%

Banks: Regional 1.68%

HBOS plc (United Kingdom)†(a)	6.75%	5/21/2018	$100	$103,341

Business Services 0.16%

Total System Services, Inc.	2.375%	6/1/2018	10	10,032

Containers 0.42%

Packaging Corp. of America	6.50%	3/15/2018	25	25,608

Electric: Power 0.59%

E. ON International Finance BV (Netherlands)†(a)	5.80%	4/30/2018	35	35,877

Oil 0.17%

Pioneer Natural Resources Co.	6.875%	5/1/2018	10	10,323

Oil: Crude Producers 0.50%

Kinder Morgan Energy Partners LP	5.95%	2/15/2018	5	5,091
Plains All American Pipeline LP/PAA Finance Corp.	6.50%	5/1/2018	25	25,686
Total				30,777

Real Estate Investment Trusts 1.55%

Mack-Cali Realty LP	2.50%	12/15/2017	50	50,057
Select Income REIT	2.85%	2/1/2018	45	45,131
Total				95,188
Total Corporate Bonds (cost $311,043)				311,146

REPURCHASE AGREEMENT 2.04%

Repurchase Agreement dated 8/31/2017, 0.12% due 9/1/2017 with Fixed Income Clearing Corp. collateralized by $130,000 of U.S. Treasury Note at 1.625% due 6/30/2019; value: $131,057; proceeds: $124,925 (cost $124,924)			125	124,924

Total Short-Term Investments (cost $435,967)				436,070
Total Investments in Securities 99.43% (cost $6,008,006)				6,098,417
Other Assets in Excess of Liabilities(d) 0.57%				35,172
Net Assets 100.00%				$6,133,589

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2017

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
USISDA	United States Dollar Intercontinental Exchange (ISE) Swap Rate

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2017.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2017.
(d)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at August 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2017	22	Long	$2,602,742	$2,607,000	$4,258

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2017	5	Short	$(1,081,085)	$(1,081,563)	$(478)
U.S. 10-Year Treasury Note	December 2017	9	Short	(1,139,187)	(1,142,859)	(3,672)
Totals				$(2,220,272)	$(2,224,422)	$(4,150)

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$191,517	$—	$191,517
Corporate Bonds	—	5,665,863	—	5,665,863
Floating Rate Loans	—	30,083	—	30,083
Municipal Bonds	—	46,963	—	46,963
U.S. Treasury Obligations	—	39,067	—	39,067
Repurchase Agreement	—	124,924	—	124,924
Total	$—	$6,098,417	$—	$6,098,417
Other Financial Instruments
Futures Contracts
Assets	$4,258	$—	$—	$4,258
Liabilities	(4,150)	—	—	(4,150)
Total	$108	$—	$—	$108

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 95.81%

ASSET-BACKED SECURITIES 0.18%

Other

ALM V Ltd. 2012-5A CR†	5.204%(3 Mo. LIBOR + 3.90%)	#	10/18/2026		$2,000	$2,019,032
Anchorage Capital CLO 9 Ltd. 2016-9A D†	5.304%(3 Mo. LIBOR + 4.00%)	#	1/15/2029		2,000	2,034,772
Apidos CLO XVI 2013-16A CR†	4.306%(3 Mo. LIBOR + 3.00%)	#	1/19/2025		3,000	3,022,685
Cent CLO 19 Ltd. 2013-19A C†	4.611%(3 Mo. LIBOR + 3.30%)	#	10/29/2025		3,700	3,719,586
Jay Park CLO Ltd. 2016-1A C†	5.157%(3 Mo. LIBOR + 3.85%)	#	10/20/2027		2,200	2,218,152
KKR CLO Ltd. 15 D†	5.304%(3 Mo. LIBOR + 4.00%)	#	10/18/2028		2,000	2,016,831
LCM XXII Ltd. 22A C†	5.157%(3 Mo. LIBOR + 3.85%)	#	10/20/2028		2,500	2,532,787
Regatta IV Funding Ltd. 2014-1A DR†	4.614%(3 Mo. LIBOR + 3.30%)	#	7/25/2026		4,000	4,002,770
Total Asset-Backed Securities (cost $21,211,180)						21,566,615

				Shares (000)
COMMON STOCKS 1.84%

Energy 0.03%

Templar Energy LLC Class A Units					747	3,127,771
Vistra Energy Corp.					327	380,137
Total						3,507,908

Exchange Traded Fund 1.81%

PowerShares Senior Loan Portfolio					9,447	218,609,573
Total Common Stocks (cost $227,988,862)						222,117,481

				Principal Amount (000)
CORPORATE BONDS 7.56%

Aerospace 0.12%

Gol LuxCo SA (Luxembourg)†(a)	8.875%		1/24/2022		$15,000	14,812,500

Chemicals 0.28%

Rain CII Carbon LLC/CII Carbon Corp.†	8.25%		1/15/2021		5,498	5,717,920
Rain CII Carbon LLC/CII Carbon Corp.†(b)	8.50%		1/15/2021	EUR	5,900	7,352,893
TPC Group, Inc.†	8.75%		12/15/2020		$10,909	10,445,368
Tronox Finance LLC	6.375%		8/15/2020		9,760	9,930,800
Total						33,446,981

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer Durables 0.09%

BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	$9,784	$10,707,610

Consumer Non-Durables 0.07%

High Ridge Brands Co.†	8.875%	3/15/2025	8,470	8,131,200

Energy 0.45%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.†	7.875%	12/15/2024	3,972	4,279,830
Eclipse Resources Corp.	8.875%	7/15/2023	18,040	18,130,200
FTS International, Inc.	6.25%	5/1/2022	2,455	2,135,850
FTS International, Inc.†	8.746%(3 Mo. LIBOR + 7.50%) #	6/15/2020	10,217	10,370,255
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022	14,783	11,900,315
Transocean Proteus Ltd.†	6.25%	12/1/2024	6,672	7,022,122
Total				53,838,572

Financial 0.29%

AssuredPartners, Inc.†	7.00%	8/15/2025	8,128	8,208,467
Navient Corp.	6.75%	6/25/2025	6,823	7,044,747
Provident Funding Associates LP/PFG Finance Corp.†	6.375%	6/15/2025	4,930	5,114,875
Symphony CLO XII Ltd. 2013-12A DR†	4.554%(3 Mo. LIBOR + 3.25%) #	10/15/2025	2,000	2,007,036
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	2,838	2,951,520
Werner FinCo LP/Werner FinCo, Inc.†	8.75%	7/15/2025	9,269	9,361,690
Total				34,688,335

Food & Drug 0.16%

Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	17,920	19,555,200

Food/Tobacco 0.06%

CEC Entertainment, Inc.	8.00%	2/15/2022	6,772	7,110,600

Gaming/Leisure 0.86%

24 Hour Fitness Worldwide, Inc.†	8.00%	6/1/2022	6,286	5,895,011
Caesars Entertainment Operating Co., Inc. (c)	10.00%	12/15/2018	23,495	21,610,599
Chester Downs & Marina LLC/Chester Downs Finance Corp.†	9.25%	2/1/2020	10,830	11,154,900
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	13,045	14,088,600
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	11,007	11,598,626
Scientific Games International, Inc.	6.625%	5/15/2021	11,825	12,298,000
Scientific Games International, Inc.	10.00%	12/1/2022	12,435	13,880,569
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	11,670	12,632,775
Total				103,159,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare 0.40%

Eagle Holding Co. II LLC PIK 8.375%†	7.625%	5/15/2022	$5,630	$5,834,088
Kindred Healthcare, Inc.	8.75%	1/15/2023	21,581	20,987,522
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	12,122	11,940,170
Sterigenics-Nordion Topco LLC PIK†	8.125%	11/1/2021	8,394	8,582,865
Surgery Center Holdings, Inc.†	8.875%	4/15/2021	1,089	1,121,670
Total				48,466,315

Housing 0.30%

Beazer Homes USA, Inc.	6.75%	3/15/2025	986	1,042,695
Beazer Homes USA, Inc.	8.75%	3/15/2022	9,401	10,411,607
K Hovnanian Enterprises, Inc.†	10.00%	7/15/2022	10,249	10,556,470
William Lyon Homes, Inc.	5.875%	1/31/2025	13,752	14,164,560
Total				36,175,332

Information Technology 0.27%

j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025	9,855	10,212,244
Rackspace Hosting, Inc.†	8.625%	11/15/2024	10,835	11,525,731
Solera LLC/Solera Finance, Inc. †	10.50%	3/1/2024	9,728	11,126,400
Total				32,864,375

Manufacturing 0.57%

Atrium Windows & Doors, Inc.†	7.75%	5/1/2019	16,061	16,342,067
Brand Energy & Infrastructure Services, Inc.†	8.50%	7/15/2025	5,174	5,587,920
Hillman Group, Inc. (The)†	6.375%	7/15/2022	14,491	13,947,588
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.†	8.625%	6/1/2021	10,323	10,219,770
Tesla, Inc.†	5.30%	8/15/2025	23,031	22,699,929
Total				68,797,274

Media/Telecommunications 0.24%

CSC Holdings LLC	5.25%	6/1/2024	8,195	8,430,606
CSC Holdings LLC†	10.875%	10/15/2025	2,912	3,589,040
Salem Media Group, Inc.†	6.75%	6/1/2024	9,246	9,615,840
T-Mobile USA, Inc.	6.375%	3/1/2025	2,932	3,164,728
T-Mobile USA, Inc.	6.50%	1/15/2026	3,406	3,780,660
Total				28,580,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Minerals 1.17%

AK Steel Corp.	7.00%	3/15/2027	$11,825	$12,091,063
Aleris International, Inc.†	9.50%	4/1/2021	12,508	13,352,290
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%	5/1/2025	9,309	9,762,814
Century Aluminum Co.†	7.50%	6/1/2021	8,931	9,176,603
Cleveland-Cliffs, Inc.†	5.75%	3/1/2025	29,130	28,595,464
Coeur Mining, Inc.†	5.875%	6/1/2024	11,823	11,867,336
Ferroglobe plc/Globe Specialty Metals, Inc. (United kingdom)†(a)	9.375%	3/1/2022	4,876	5,247,795
GrafTech International Ltd.	6.375%	11/15/2020	18,575	17,321,187
Imperial Metals Corp. (Canada)†(a)	7.00%	3/15/2019	12,313	10,650,745
Mirabela Nickel Ltd. (Australia)(a)	1.00%	9/10/2044	51	5	(d)(e)
Peabody Energy Corp.†(c)	10.00%	3/15/2022	10,230	1,023	(d)(e)
TMS International Corp.†	7.25%	8/15/2025	11,725	11,871,563
TMS International Corp.†	7.625%	10/15/2021	10,820	11,289,047
Total				141,226,935

Retail 0.41%

FirstCash, Inc.†	5.375%	6/1/2024	11,472	12,131,640
Jo-Ann Stores Holdings, Inc. PIK 10.50%†	9.75%	10/15/2019	17,626	17,273,480
Rent-A-Center, Inc.	6.625%	11/15/2020	15,682	14,780,285
Rite Aid Corp.†	6.125%	4/1/2023	5,808	5,728,140
Total				49,913,545

Service 1.03%

Ahern Rentals, Inc.†	7.375%	5/15/2023	8,405	7,606,525
APX Group, Inc.†	7.625%	9/1/2023	15,752	16,027,660
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025	11,991	11,961,023
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	5,279	5,457,166
AV Homes, Inc.	6.625%	5/15/2022	13,653	14,122,390
Century Communities, Inc.†	5.875%	7/15/2025	16,268	16,186,660
Cloud Crane LLC†	10.125%	8/1/2024	14,336	16,092,160
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	12,315	10,098,423
Laureate Education, Inc.†	8.25%	5/1/2025	5,872	6,400,480
M/I Homes, Inc.†	5.625%	8/1/2025	8,883	9,060,660
Monitronics International, Inc.	9.125%	4/1/2020	13,062	11,053,718
Total				124,066,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation 0.67%

Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(a)	6.25%	10/30/2019		$7,342	$7,305,290
Eletson Holdings, Inc. (Greece)†(a)	9.625%	1/15/2022		13,212	10,833,840
Golar LNG Partners LP (United kingdom)†(a)	7.565%(3 Mo. LIBOR + 6.25%) #	5/15/2021		5,400	5,400,054
Hoegh LNG Holdings Ltd.(b)	5.82%(3 Mo. NIBOR + 5.00%) #	2/1/2022	NOK	67,000	8,873,800
Kenan Advantage Group, Inc. (The)†	7.875%	7/29/2023		$7,636	7,922,350
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Greece)†(a)	8.125%	11/15/2021		13,525	11,293,375
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece)†(a)	7.375%	1/15/2022		14,310	11,698,425
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay)†(a)	7.25%	5/1/2022		9,820	9,635,875
Stena International SA (Luxembourg)†(a)	5.75%	3/1/2024		8,000	7,250,000
Total					80,213,009

Utility 0.12%

Dynegy, Inc.	7.625%	11/1/2024		11,822	12,250,547
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025		2,531	2,739,811
Total					14,990,358
Total Corporate Bonds (cost $896,625,736)					910,744,960

FLOATING RATE LOANS(f) 86.23%

Aerospace 3.34%

Air Canada Refinanced Term Loan (Canada)(a)	3.46%(3 Mo. LIBOR + 2.25%)	10/6/2023		26,493	26,633,810
Air Medical Group Holdings, Inc. 2016 Term Loan	4.489%(1 Mo. LIBOR + 3.25%)	4/28/2022		36,517	35,551,244
Air Medical Group Holdings, Inc. Initial Term Loan	5.231%(1 Mo. LIBOR + 4.00%)	4/28/2022		12,697	12,529,199
American Airlines, Inc. 2017 Replacement Term Loan	3.231%(1 Mo. LIBOR + 2.00%)	10/10/2021		26,195	26,243,840
American Airlines, Inc. 2017 Replacement Term Loan	3.234%(1 Mo. LIBOR + 2.00%)	6/27/2020		44,161	44,224,188
American Airlines, Inc. Replacement Term Loan B	3.734%(1 Mo. LIBOR + 2.50%)	4/28/2023		19,287	19,383,712
American Airlines, Inc. Term Loan B	3.727%(1 Mo. LIBOR + 2.50%)	12/14/2023		31,734	31,867,522
AWAS Finance Luxembourg 2012 S.A. Term Loan (Luxembourg)(a)	4.06%(3 Mo. LIBOR + 2.75%)	7/16/2018		19,186	19,197,949	(d)(g)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Aerospace (continued)

Gol LuxCo S.A. Term Loan (Luxembourg)(a)	6.50%		8/31/2020		$31,992	$32,911,714
Hyster-Yale Group, Inc. Term Loan	5.239%(1 Mo. LIBOR + 4.00%)		5/30/2023		5,872	5,919,739
Jazz Acquisition, Inc. 1st Lien Term Loan	4.796%(3 Mo. LIBOR + 3.50%)		6/19/2021		28,109	27,453,292
TransDigm, Inc. Tranche D Term Loan	4.239% - 4.296%(1 Mo. LIBOR + 3.00%)		6/4/2021		6,383	6,402,990
TransDigm, Inc. Tranche E Term Loan	4.239% - 4.296%(1 Mo. LIBOR + 3.00%)		5/14/2022		2,978	2,986,730
TransDigm, Inc. Tranche F Term Loan	4.239%(1 Mo. LIBOR + 3.00%)		6/9/2023		22,575	22,639,203
TransDigm, Inc. Tranche G Term Loan	4.264%(3 Mo. LIBOR + 3.00%)		8/22/2024		20,903	20,960,546
United Airlines, Inc. Class Term Loan B	3.561%(3 Mo. LIBOR + 2.25%)		4/1/2024		33,950	34,162,100
WP CPP Holdings, LLC 1st Lien Term Loan B3	4.739% - 4.811%(3 Mo. LIBOR + 3.50%)		12/28/2019		33,914	33,179,229
Total						402,247,007

Chemicals 2.25%

Ashland, Inc. Term Loan A1	2.929%(3 Mo. LIBOR + 1.75%)		5/15/2020		11,086	11,127,573
Ashland, Inc. Term Loan B	3.229% - 3.242%(1 Mo. LIBOR + 2.00%)		5/17/2024		14,904	14,965,479
Avantor Performance Materials Holdings, Inc. 1st Lien Initial Term Loan	5.24%(1 Mo. LIBOR + 4.00%)		3/11/2024		39,286	39,322,468
Avantor Performance Materials Holdings, Inc. 2nd Lien Initial Term Loan	9.49%(1 Mo. LIBOR + 8.25%)		3/10/2025		6,894	6,932,779
Axalta Coating Systems US Holdings Inc. Dollar Term Loan B2	3.296%(3 Mo. LIBOR + 2.00%)		6/1/2024		9,856	9,896,065
Cyanco Intermediate Corp. Term Loan	5.739%(1 Mo. LIBOR + 4.50%)		5/1/2020		18,823	18,905,833
Huntsman International, LLC 2023 Term Loan B	4.239%(1 Mo. LIBOR + 3.00%)		4/1/2023		19,824	19,954,161
Ineos Finance plc New 2024 Euro Term Loan(b)	3.25%(2 Mo. LIBOR + 2.75%)		4/1/2024	EUR	8,868	10,614,498
Ineos US Finance LLC New 2022 Dollar Term Loan	4.007%(2 Mo. LIBOR + 2.75%)		3/31/2022		$1,970	1,978,619
MacDermid, Inc. Tranche B5 Term Loan	4.739%(1 Mo. LIBOR + 3.50%)		6/7/2020		6,579	6,634,935
MacDermid, Inc. Tranche B6 Term Loan	4.234%(1 Mo. LIBOR + 3.00%)		6/7/2023		18,432	18,529,485
OXEA Finance LLC 1st Lien Tranche B2 Term Loan	—	(h)	1/15/2020		11,739	11,724,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

PQ Corp. 2nd Amendment Tranche B1 Term Loan	4.562%(3 Mo. LIBOR + 3.25%)		11/4/2022	$4,929	$4,961,772
Tata Chemicals North America Term Loan	4.063%(3 Mo. LIBOR + 2.75%)		8/7/2020	15,576	15,644,106
Univar Inc. USA, Inc. Term Loan B2	3.989%(1 Mo. LIBOR + 2.75%)		7/1/2022	35,650	35,767,592
Venator Materials Corp. Initial Term Loan	4.312%(3 Mo. LIBOR + 3.00%)		8/8/2024	12,318	12,398,868
Versum Materials, Inc. Term Loan	3.796%(3 Mo. LIBOR + 2.50%)		9/29/2023	31,403	31,612,291
Total					270,970,850

Consumer Durables 0.99%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.796%(3 Mo. LIBOR + 3.50%)		10/15/2020	22,486	19,201,636
G-III Apparel Group, Ltd. Initial Term Loan	6.563%(3 Mo. LIBOR + 5.25%)		12/1/2022	17,041	16,897,401
Samsonite International S.A. Initial Tranche B Term Loan (Luxembourg)(a)	3.489%(1 Mo. LIBOR + 2.25%)		8/1/2023	5,729	5,776,813
Serta Simmons Bedding, LLC 1st Lien Term Loan	4.799% - 4.812%(3 Mo. LIBOR + 3.50%)		11/8/2023	29,169	28,432,809
Serta Simmons Holdings, LLC 2nd Lien Term Loan	9.312%(3 Mo. LIBOR + 8.00%)		11/8/2024	31,226	30,348,145
Sundial Group Holdings LLC Term Loan B	5.981%(3 Mo. LIBOR + 4.75%)		8/9/2024	18,098	18,007,510	(d)(g)
Total					118,664,314

Consumer Non-Durables 0.83%

Culligan NewCo Ltd. Term Loan B1	4.489%(1 Mo. LIBOR + 4.00%)		12/13/2023	17,650	17,843,399
Nature’s Bounty Co. (The) Dollar Term Loan B1	4.796%(3 Mo. LIBOR + 3.50%)		5/5/2023	25,389	25,448,532
Nature’s Bounty Co. (The) Term Loan B	—	(h)	9/26/2024	14,673	14,595,086
Prestige Brands, Inc. Term Loan B4	3.989%(1 Mo. LIBOR + 2.75%)		1/26/2024	22,425	22,502,087
SRAM, LLC 1st Lien New Term Loan	4.757%(2 Mo. LIBOR + 3.50%)		3/15/2024	19,803	19,951,767
Total					100,340,871

Energy 2.88%

California Resources Corp. Term Loan	4.239%(1 Mo. LIBOR + 3.00%)		11/25/2019	9,753	9,362,635
Chesapeake Energy Corp. Class Term Loan A	8.814%(3 Mo. LIBOR + 7.50%)		8/23/2021	18,882	20,172,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Energy (continued)

Chief Exploration & Development LLC 2nd Lien Term Loan	7.932%(6 Mo. LIBOR + 6.50%)		5/16/2021	$33,609	$32,799,907
CITGO Holding, Inc. Term Loan	9.796%(3 Mo. LIBOR + 8.50%)		5/12/2018	9,134	9,229,921
CITGO Petroleum Corp. Term Loan B	4.796%(3 Mo. LIBOR + 3.50%)		7/29/2021	5,062	5,078,750
EIF Channelview Cogeneration LLC Term Loan	4.489%(1 Mo. LIBOR + 3.25%)		5/8/2020	18,812	17,636,075
EMG Utica LLC Term Loan	5.046% - 5.196% (3 Mo. LIBOR + 3.75%)		3/27/2020	17,116	17,275,962
Energy Transfer Equity, L.P. Term Loan	3.981%(1 Mo. LIBOR + 2.75%)		2/2/2024	46,590	46,722,625
Fieldwood Energy LLC 1st Lien FLLO Facility Term Loan	8.421%(3 Mo. LIBOR + 7.13%)		9/30/2020	9,822	7,170,060	(d)(g)
FTS International, Inc. Initial Term Loan	5.989%(1 Mo. LIBOR + 4.75%)		4/16/2021	35,847	32,441,423
Jonah Energy LLC 2nd Lien Initial Term Loan	7.739%(1 Mo. LIBOR + 6.50%)		5/12/2021	26,199	25,838,918
MEG Energy Corp. Initial Term Loan (Canada)(a)	4.74%(1 Mo. LIBOR + 3.50%)		12/31/2023	9,314	9,258,729
Moxie Patriot LLC Advanced Construction Term Loan B1	7.046%(3 Mo. LIBOR + 5.75%)		12/19/2020	12,539	11,734,804
PowerTeam Services, LLC 1st Lien Term Loan	4.546%(3 Mo. LIBOR + 3.25%)		5/6/2020	11,776	11,717,144
Preferred Proppants, LLC Term Loan	6.989%(1 Mo. LIBOR + 5.75%)		7/27/2020	16,363	15,462,854	(d)(g)
Preferred Proppants, LLC Term Loan B2	8.989%(1 Mo. LIBOR + 7.75%)		7/27/2020	25,214	23,826,834	(d)(g)
Seadrill Operating LP Initial Term Loan	4.296%(3 Mo. LIBOR + 3.00%)		2/21/2021	37,814	24,590,841
Weatherford International Ltd. Term Loan	3.54%(1 Mo. LIBOR + 2.30%)		7/13/2020	28,500	27,360,312
Total					347,679,849

Financial 4.69%

Acrisure, LLC 1st Lien Term Loan B	6.296%(3 Mo. LIBOR + 5.00%)		11/22/2023	9,325	9,455,781
AI Aqua Merger Sub, Inc. Incremental Term Loan B	—	(h)	12/13/2023	12,316	12,362,247
Alliant Holdings Intermediate LLC Initial Term Loan	4.564%(3 Mo. LIBOR + 3.25%)		8/12/2022	23,493	23,522,327
BDF Acquisition Corp. Initial Term Loan	5.989%(1 Mo. LIBOR + 4.75%)		2/12/2021	19,587	19,293,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)

Communications Sales & Leasing, Inc. Shortfall Term Loan	4.239%(1 Mo. LIBOR + 3.00%)		10/24/2022	$18,827	$18,246,238
Digicel International Finance Limited 1st Lien Initial Term Loan B	5.07%(3 Mo. LIBOR + 3.75%)		5/27/2024	29,564	29,901,916
Fly Funding II S.A.R.L Term Loan (Luxembourg)(a)	3.56%(3 Mo. LIBOR + 2.25%)		2/9/2023	34,258	34,336,378
Fortress Investment Group Initial Term Loan	1.375%(1 Mo. LIBOR + 1.38%)		7/14/2022	49,271	49,782,187
Freedom Mortgage Corp. Initial Term Loan	6.956%(6 Mo. LIBOR + 5.50%)		2/23/2022	16,724	16,985,498
Hayward Industries, Inc.1st Lien Initial Term Loan	—	(h)	8/5/2024	8,211	8,264,905
Helix Gen Funding, LLC Term Loan	4.96%(3 Mo. LIBOR + 3.75%)		6/3/2024	13,205	13,352,116
HUB International Ltd. Initial Term Loan	4.258% - 4.312% (3 Mo. LIBOR + 3.00%)		10/2/2020	81,102	81,518,963
Kingpin Intermediate Holdings LLC 1st Lien Initial Term Loan	5.48%(1 Mo. LIBOR + 4.25%)		7/3/2024	19,620	19,807,960
Kingpin Intermediate Holdings LLC 2nd Lien Initial Term Loan	9.98%(1 Mo. LIBOR + 8.75%)		7/3/2025	10,589	10,818,464
LifeMiles Ltd. Initial Term Loan	—	(h)	8/18/2022	16,394	16,598,925	(d)(g)
Nautilus Power, LLC Term Loan	5.739%(1 Mo. LIBOR + 4.50%)		5/16/2024	27,790	28,015,794
Park Intermediate Holdings, LLC Term Loan	2.684%(1 Mo. LIBOR + 1.45%)		12/24/2021	52,917	52,718,561	(d)(g)
Sedgwick Claims Management Services, Inc. 1st Lien Initial Term Loan	3.989%(1 Mo. LIBOR + 2.75%)		3/1/2021	36,058	36,151,511
Sedgwick Claims Management Services, Inc. 2nd Lien Initial Term Loan	6.989%(1 Mo. LIBOR + 5.75%)		2/28/2022	2,096	2,111,720
Tecostar Holdings, Inc. 1st Lien Term Loan	5.061% - 7.00% (3 Mo. LIBOR + 3.75%)		5/1/2024	14,779	14,876,024
VFH Parent LLC Initial Term Loan	5.061%(3 Mo. LIBOR + 3.75%)		12/30/2021	18,558	18,754,783
Werner FinCo LP Term Loan B	5.258%(2 Mo. LIBOR + 4.00%)		6/26/2024	11,827	11,863,959
York Risk Services Holding Corp. Term Loan	4.989%(1 Mo. LIBOR + 3.75%)		10/1/2021	37,341	36,908,837
Total					565,648,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food & Drug 1.60%

Albertsons, LLC 2017 Term Loan B5	4.293%(3 Mo. LIBOR + 3.00%)		12/21/2022	$33,765	$32,878,777
Albertsons, LLC 2017 Term Loan B6	4.317%(3 Mo. LIBOR + 3.00%)		6/22/2023	4,827	4,705,174
Moran Foods LLC Term Loan	7.239%(1 Mo. LIBOR + 6.00%)		12/5/2023	20,484	19,562,612
P.F. Chang’s China Bistro Inc. Term Loan B	—	(h)	9/1/2022	19,565	19,075,875
Panera Bread Company Term Loan A	3.25%(1 Mo. LIBOR + 2.00%)		6/13/2022	38,868	38,685,737
Post Holdings Inc. Series A Incremental Term Loan	3.49%(1 Mo. LIBOR + 2.25%)		5/24/2024	19,711	19,770,823
Red Lobster Management LLC 1st Lien Initial Term Loan	6.486%(3 Mo. LIBOR + 5.25%)		7/28/2021	17,676	17,874,707
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan	5.99%(1 Mo. LIBOR + 4.75%)		8/21/2020	14,962	15,111,857
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	5.115%(1 Mo. LIBOR + 3.88%)		6/21/2021	24,964	25,135,246
Total					192,800,808

Food/Tobacco 1.99%

1011778 B.C. Unlimited Liability Company Term Loan B3 (Canada)(a)	3.489% - 3.546% (1 Mo. LIBOR + 2.25%) - (3 Mo. LIBOR + 2.25%)		2/16/2024	9,745	9,728,055
Amplify Snack Brands, Inc. Term Loan	6.74%(1 Mo. LIBOR + 5.50%)		9/2/2023	5,553	5,503,092
Arterra Wines Canada, Inc. Term Loan (Canada)(a)	4.057%(3 Mo. LIBOR + 3.75%)		12/15/2023	4,387	4,418,036
Blue Ribbon, LLC 1st Lien 2016-1 New Term Loan	5.239% - 5.299% (1 Mo. LIBOR + 4.00%) - (3 Mo. LIBOR + 4.00%)		11/15/2021	17,340	17,156,251
Candy Intermediate Holdings, Inc. 1st Lien Initial Term Loan	5.796%(3 Mo. LIBOR + 4.50%)		6/15/2023	23,021	22,387,975
CEC Entertainment, Inc. Term Loan B	4.239%(1 Mo. LIBOR + 3.00%)		2/12/2021	17,535	17,447,201
Chobani, LLC 1st Lien Closing Date Term Loan	5.489%(1 Mo. LIBOR + 4.25%)		10/10/2023	39,273	39,659,329
Dole Food Company Inc. Tranche B Term Loan	4.008% - 4.046% (2 Mo. LIBOR + 2.75%) - (3 Mo. LIBOR + 2.75%)		4/6/2024	19,700	19,777,027
Flavors Holdings Inc. 1st Lien Tranche B Term Loan	7.046%(3 Mo. LIBOR + 5.75%)		4/3/2020	6,201	5,872,996

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco (continued)

Keurig Green Mountain, Inc. Term Loan A	2.75%(1 Wk. LIBOR + 1.50%)		3/3/2021	$51,348	$51,299,911
Milk Specialties Co., New Term Loan	5.296%		8/16/2023	5,812	5,870,201
NPC International, Inc. 2nd Lien Initial Term Loan	8.736%(1 Mo. LIBOR + 7.50%)		4/18/2025	9,531	9,679,922
US Foods, Inc. Initial Term Loan	3.989%(1 Mo. LIBOR + 2.75%)		6/27/2023	30,964	31,135,056
Total					239,935,052

Forest Products 1.66%

Berlin Packaging LLC 2nd Lien Initial Term Loan	7.99%(1 Mo. LIBOR + 6.75%)		9/30/2022	8,885	8,955,689
Berlin Packaging LLC Term Loan B	4.49% - 4.55%(1 Mo. LIBOR + 3.25%) - (3 Mo. LIBOR + 3.25%)		10/1/2021	8,192	8,231,458
Berry Plastics Group, Inc. Term Loan K	3.481%(1 Mo. LIBOR + 2.25%)		2/8/2020	15,784	15,824,089
Berry Plastics Group, Inc. Term Loan L	3.481%(1 Mo. LIBOR + 2.25%)		1/6/2021	13,201	13,221,184
BWAY Holding Company Initial Term Loan	4.481%(1 Mo. LIBOR + 3.25%)		4/3/2024	51,873	51,998,483
Klockner-Pentaplast of America, Inc. Dollar Term Loan	5.546%(3 Mo. LIBOR + 4.25%)		6/30/2022	39,197	39,278,530
Ranpak Corp. 2nd Lien Initial Term Loan	8.478%(1 Mo. LIBOR + 7.25%)		10/3/2022	81	80,750
Ranpak Corporation Tranche B1 USD Term Loan	—	(h)	10/1/2021	1,970	1,976,570
Reynolds Group Holdings Inc. US Incremental Term Loan	4.239%(1 Mo. LIBOR + 3.00%)		2/5/2023	31,711	31,776,012
SIG Combibloc Holdings S.C.A. Initial Dollar Term Loan	4.239%(1 Mo. LIBOR + 3.00%)		3/11/2022	23,466	23,620,513
Signode Industrial Group LUX SA Initial Term Loan B	3.989% - 4.046% (3 Mo. LIBOR + 2.75%) - (1 Mo. LIBOR + 2.75%)		5/1/2021	5,015	5,034,182
Total					199,997,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure 9.00%

24 Hour Fitness Worldwide, Inc. Term Loan	5.046%(3 Mo. LIBOR + 3.75%)		5/28/2021	$24,401	$24,385,963
Amaya Holdings B.V. 1st Lien Initial Term Loan B3 (Netherlands)(a)	4.796%(3 Mo. LIBOR + 3.50%)		8/1/2021	54,455	54,693,163
Boyd Gaming Corp. Refinancing Term Loan B	3.697%(1 Wk. LIBOR + 2.50%)		9/15/2023	4,841	4,857,042
Caesar’s Entertainment Resort Properties LLC Term Loan B	4.739%(1 Mo. LIBOR + 3.50%)		10/11/2020	69,139	69,578,409
Caesars Entertainment Operating Co. Term Loan B6	1.50%(1 Mo. LIBOR + 1.50%)		3/1/2022	80,338	97,108,369
Caesars Entertainment Operating Co. Term Loan B7	1.50%(1 Mo. LIBOR + 1.50%)		3/1/2022	9,759	12,457,364
Caesars Entertainment Operating Company Term Loan	—	(h)	4/4/2024	24,628	24,687,107
Caesars Growth Properties Holdings, LLC 2017 1st Lien Term Loan	4.239%(1 Mo. LIBOR + 3.00%)		5/8/2021	26,422	26,540,284
CCM Merger, Inc. Term Loan	3.989%(1 Mo. LIBOR + 2.75%)		8/6/2021	14,238	14,302,212
CityCenter Holdings, LLC Term Loan B	3.734%(3 Mo. LIBOR + 2.50%)		4/18/2024	39,411	39,548,938
Cowlitz Tribal Gaming Authority Term Loan B	11.796%(3 Mo. LIBOR + 10.50%)		12/6/2021	21,499	24,078,880	(d)(g)
Eldorado Resorts LLC Term Loan	3.563%(3 Mo. LIBOR + 2.25%)		4/17/2024	46,451	46,305,604
Equinox Holdings, Inc. 1st Lien Term Loan	4.489%(1 Mo. LIBOR + 3.25%)		3/8/2024	21,112	21,173,629
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	8.232%(1 Mo. LIBOR + 7.00%)		9/6/2024	8,825	9,016,238
ESH Hospitality, Inc. Repriced Term Loan	3.739%(1 Mo. LIBOR + 2.50%)		8/30/2023	21,322	21,435,473
Everi Payments Inc. Term Loan B	5.739%(1 Mo. LIBOR + 4.50%)		5/9/2024	29,075	29,402,094
Gateway Casinos & Entertainment Limited Initial Tranche B1 Term Loan (Canada)(a)	5.046%(3 Mo. LIBOR + 3.75%)		2/22/2023	14,760	14,833,800
GLP Capital L.P. Closing Date Term Loan	2.981%(1 Mo. LIBOR + 1.75%)		10/26/2018	10,847	10,833,346
GLP Capital L.P. Incremental Tranche A-1 Term Loan	2.981%(1 Mo. LIBOR + 1.75%)		7/31/2020	65,821	65,272,382
Golden Entertainment, Inc. 1st Lien Term Loan	—	(h)	8/15/2024	44,020	43,928,438
Golden Entertainment, Inc. 2nd Lien Term Loan	—	(h)	8/15/2025	17,757	17,845,785	(d)(g)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)

Hilton Worldwide Finance, LLC Term Loan B2	3.234%(1 Mo. LIBOR + 2.00%) - (3 Mo. LIBOR + 2.00%)	10/25/2023	$16,982	$17,057,493
Las Vegas Sands LLC 2017 Refinancing Term Loan	3.24%(1 Mo. LIBOR + 2.00%)	3/29/2024	17,475	17,536,742
Life Time Fitness, Inc. 2017 Refinancing Term Loan	4.239% - 4.316% (3 Mo. LIBOR + 3.00%) - (1 Mo. LIBOR + 3.00%)	6/10/2022	40,144	40,297,701
MGM Growth Prop. Operating Partnership LP Term Loan A	3.989%(1 Mo. LIBOR + 2.75%)	4/23/2021	14,183	14,215,171
MGM Growth Prop. Operating Partnership LP Term Loan B	3.489%(1 Mo. LIBOR + 2.25%)	4/25/2023	32,772	32,885,954
MGM National Harbor LLC Term Loan A	3.489%(1 Mo. LIBOR + 2.25%)	1/28/2021	24,794	24,824,992	(d)(g)
Mohegan Tribal Gaming Authority Term Loan A	4.989%(1 Mo. LIBOR + 3.75%)	10/13/2021	18,646	18,785,654
Mohegan Tribal Gaming Authority Term Loan B	5.239%(1 Mo. LIBOR + 4.00%)	10/13/2023	26,541	26,842,829
Penn National Gaming, Inc. Refinancing Facility Term Loan A	3.296%(1 Mo. LIBOR + 2.00%)	1/19/2022	18,763	18,785,953
Penn National Gaming, Inc. Refinancing Term Loan B	3.796%(1 Mo. LIBOR + 2.50%)	1/19/2024	5,883	5,915,848
Pinnacle Entertainment, Inc. Facility Term Loan A	2.99%(1 Mo. LIBOR + 2.00%)	4/28/2021	14,534	14,552,428
Scientific Games International, Inc. Initial Term Loan B4	4.512%(3 Mo. LIBOR + 3.25%)	8/14/2024	14,903	15,041,821
SeaWorld Parks & Entertainment, Inc. Term Loan B5	4.296%(3 Mo. LIBOR + 3.00%)	4/1/2024	12,465	12,152,693
Seminole Tribe of Florida Term Loan B	3.456%(3 Mo. LIBOR + 2.00%)	7/8/2024	48,527	48,746,827
Station Casinos LLC Facility Term Loan B	3.74%(1 Mo. LIBOR + 2.50%)	6/8/2023	46,427	46,451,822
Travel Leaders Group, LLC New Incremental Term Loan	5.814%(3 Mo. LIBOR + 4.50%)	1/25/2024	5,708	5,764,772
Wynn America LLC Extended Facility Term Loan	2.99%(1 Mo. LIBOR + 1.75%)	12/31/2021	24,634	24,572,415
Wynn America LLC Extended Facility Term Loan A	2.99%(1 Mo. LIBOR + 1.75%)	12/31/2021	23,000	22,956,875
Wynn America LLC Tranche A Facility Term Loan	2.99%(1 Mo. LIBOR + 1.75%)	11/20/2020	5,091	5,081,298
Total				1,084,753,808

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare 4.78%

Acadia Healthcare Co., Inc. Tranche B2 Term Loan	3.982%(1 Mo. LIBOR + 2.75%)	2/16/2023	$9,581	$9,646,965
Air Methods Corporation Initial Term Loan	4.796%(3 Mo. LIBOR + 3.50%)	4/22/2024	24,373	23,778,832
ATI Holdings Acquisition, Inc. 1st Lien Initial Term Loan	4.801%(3 Mo. LIBOR + 3.50%)	5/10/2023	27,310	27,463,654	(d)(g)
Catalent Pharma Solutions, Inc. Dollar Term Loan	3.989%(1 Mo. LIBOR + 2.75%)	5/20/2021	7,413	7,463,140
CHG Healthcare Services Inc. 1st Lien New Term Loan	4.507% - 4.561%(3 Mo. LIBOR + 3.25%)	6/7/2023	27,189	27,441,212
CHS/Community Health Systems, Inc. 2019 Incremental Term Loan G	4.067%(3 Mo. LIBOR + 2.75%)	12/31/2019	18,571	18,551,132
CHS/Community Health Systems, Inc. 2021 Incremental Term Loan H	4.317%(3 Mo. LIBOR + 3.00%)	1/27/2021	3,138	3,126,630
Envision Healthcare Corp. Initial Term Loan	4.30%(3 Mo. LIBOR + 3.00%)	12/1/2023	60,285	60,812,252
Genoa, a QoL Healthcare Company, LLC 1st Lien Term Loan	4.514%(3 Mo. LIBOR + 3.25%)	10/30/2023	10,909	10,963,580
Grifols Worldwide Operations USA Ltd. Tranche B Term Loan	3.444%(1 Wk. LIBOR + 2.25%) - (Prime + 1.25%)	1/31/2025	39,512	39,624,779
Jaguar Holding Company II 2017 Term Loan	3.989% - 4.046%(3 Mo. LIBOR + 2.75%)	8/18/2022	27,891	28,001,370
MPH Acquisition Holdings LLC Initial Term Loan	4.296%(3 Mo. LIBOR + 3.00%)	6/7/2023	30,965	31,136,194
NVA Holdings, Inc. 1st Lien Term Loan B2	4.796%(3 Mo. LIBOR + 3.50%)	8/14/2021	26,975	27,143,485
NVA Holdings, Inc. 2nd Lien Term Loan	8.296%(3 Mo. LIBOR + 7.00%)	8/14/2022	14,419	14,563,190
Ortho-Clinical Diagnostics Holding Luxembourg S.A.R.L Initial Term Loan	5.046%(3 Mo. LIBOR + 3.75%)	6/30/2021	49,027	49,232,461
Packaging Coordinators Midco, Inc. Initial Term Loan	5.30%(3 Mo. LIBOR + 4.00%)	6/30/2023	14,368	14,349,551	(d)(g)
RPI Finance Trust Initial Term Loan B6	3.296%(3 Mo. LIBOR + 2.00%)	3/27/2023	45,098	45,337,137
Select Medical Corp. Tranche B Term Loan	4.76% - 6.75% (Prime + 2.50%) - (2 Mo. LIBOR + 3.50%) - (3 Mo. LIBOR + 3.50%)	3/1/2021	25,519	25,806,132
Teladoc, Inc. Initial Term Loan	8.48%(1 Mo. LIBOR + 7.25%)	7/14/2022	17,567	17,918,340	(d)(g)
U.S. Renal Care, Inc. 1st Lien Initial Term Loan	5.546%(3 Mo. LIBOR + 4.25%)	12/30/2022	25,557	25,051,358
Valeant Pharmaceuticals International, Inc. Series F Tranche B Term Loan (Canada)(a)	5.99%(1 Mo. LIBOR + 4.75%)	4/1/2022	67,886	69,120,228
Total				576,531,622

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Housing 2.04%

American Builders & Contractors Supply Co., Inc. Additional Term Loan B1	3.739%(1 Mo. LIBOR + 2.50%)	10/31/2023	$15,604	$15,653,792
Builders FirstSource, Inc. Refinancing Term Loan	4.296%(3 Mo. LIBOR + 3.00%)	2/29/2024	25,514	25,614,847
CPG International Inc. New Term Loan	5.046%(3 Mo. LIBOR + 3.75%)	5/3/2024	19,384	19,424,475
GYP Holdings III Corp. 2017 1st Lien Incremental Term Loan	4.311%(3 Mo. LIBOR + 3.00%)	4/1/2023	18,812	18,901,328
HD Supply, Inc. Term Loan B3	3.489%(1 Mo. LIBOR + 2.25%)	8/13/2021	5,603	5,613,436
HD Supply, Inc. Term Loan B4	3.739%(1 Mo. LIBOR + 2.50%)	10/17/2023	19,371	19,436,761
Invitation Homes Operating Partnership LP Term Loan A	3.031%(1 Mo. LIBOR + 1.80%)	2/7/2022	29,511	28,625,670	(d)(g)
LBM Borrower, LLC Tranche B 1st Lien Term Loan	5.762%(3 Mo. LIBOR + 4.50%)	8/20/2022	17,890	18,037,355
Realogy Group LLC Initial Term Loan A	3.228%(1 Mo. LIBOR + 2.00%)	10/23/2020	45,788	45,859,659	(d)(g)
Realogy Group LLC Initial Term Loan B	3.489%(1 Mo. LIBOR + 2.25%)	7/20/2022	10,069	10,122,903
Summit Materials LLC Restatement Effective Date Term Loan	3.989%(1 Mo. LIBOR + 2.75%)	7/18/2022	11,839	11,915,158
USIC Holdings, Inc. New 1st Lien Term Loan	4.923%(3 Mo. LIBOR + 3.50%)	12/8/2023	26,119	26,260,171
Total				245,465,555

Information Technology 7.85%

Avaya, Inc. Replacement Term B6	6.814%(3 Mo. LIBOR + 5.50%)	3/31/2018	29,562	24,942,938
Avaya, Inc. Term Loan B7	6.564%(3 Mo. LIBOR + 5.25%)	5/29/2020	18,117	15,334,503
BMC Software Finance, Inc. Initial US Term Loan B1	5.239%(1 Mo. LIBOR + 4.00%)	9/10/2022	16,488	16,578,480
Cavium, Inc. Term Loan B1	3.484%(1 Mo. LIBOR + 2.25%)	8/16/2022	10,245	10,276,706	(d)(g)
CDW LLC Term Loan	3.30%(3 Mo. LIBOR + 2.00%)	8/17/2023	39,334	39,508,201
Cypress Intermediate Holdings III, Inc. Initial Term Loan	4.24%(1 Mo. LIBOR + 3.00%)	4/29/2024	35,813	35,813,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)

Cypress Intermediate Holdings III, Inc. Initial Term Loan	7.989%(1 Mo. LIBOR + 6.75%)		4/28/2025	$2,665	$2,748,281
Dell International LLC New Term Loan B	3.74%(1 Mo. LIBOR + 2.50%)		9/7/2023	66,111	66,465,786
Dell International LLC Term Loan A2	3.49%(1 Mo. LIBOR + 2.25%)		9/7/2021	147,712	148,096,761
Donnelley Financial Solutions, Inc. Term Loan B	5.197%(1 Wk. LIBOR + 4.00%)		9/29/2023	5,590	5,624,650	(d)(g)
Epicor Software Corp. Term Loan B	4.99%(1 Mo. LIBOR + 3.75%)		6/1/2022	31,134	31,259,011
Equinix, Inc. 2017 Dollar Term Loan B1	3.239%(1 Mo. LIBOR + 2.00%)		1/9/2023	4,832	4,846,188	(d)(g)
Eze Castle Software Inc. 1st Lien Term Loan	4.296%(3 Mo. LIBOR + 3.00%)		4/6/2020	7,820	7,844,533
Gartner, Inc. 2017 Incremental Tranche B Term Loan	3.239%(1 Mo. LIBOR + 2.00%)		4/5/2024	11,787	11,846,395
Hyland Software, Inc. 1st Lien Term Loan	4.489%(1 Mo. LIBOR + 3.25%)		7/1/2022	9,856	9,959,192
Hyland Software, Inc. 2nd Lien Term Loan	8.239%(1 Mo. LIBOR + 7.00%)		7/7/2025	19,463	19,876,600	(d)(g)
Infor (US), Inc. Tranche B6 Term Loan	4.046%(3 Mo. LIBOR + 2.75%)		2/1/2022	48,621	48,555,717
Ivanti Software, Inc. 1st Lien Term Loan	5.49%(1 Mo. LIBOR + 4.25%)		1/20/2024	25,982	25,705,884
Ivanti Software, Inc. 2nd Lien Term Loan	10.24%(1 Mo. LIBOR + 9.00%)		1/20/2025	1,970	1,955,225
Kronos Incorporated 1st Lien Incremental Term Loan	4.759% - 4.811%(3 Mo. LIBOR + 3.50%)		11/1/2023	24,209	24,447,840
Kronos, Inc. 2nd Lien Initial Term Loan	9.561%(3 Mo. LIBOR + 8.25%)		11/1/2024	5,875	6,093,227
MA FinanceCo., LLC Tranche B3 Term Loan	3.981%(1 Mo. LIBOR + 2.75%)		6/21/2024	8,074	8,082,327
MacDonald, Dettwiler and Associates Ltd. Term Loan B (Canada)(a)	—	(h)	7/5/2024	47,297	47,166,933
Meter Readings Holding, LLC 1st Lien Initial Term Loan	7.067%(3 Mo. LIBOR + 5.75%)		8/29/2023	17,637	17,989,724	(d)(g)
Micron Technology, Inc. Term Loan	3.80%(3 Mo. LIBOR + 2.50%)		4/26/2022	4,173	4,208,591
MTS Systems Corp. New Tranche B Term Loan	4.49%(1 Mo. LIBOR + 3.25%)		7/5/2023	12,095	12,208,052
ON Semiconductor Corp. 2017 New Replacement Term Loan	3.489%(1 Mo. LIBOR + 2.25%)		3/31/2023	27,886	28,015,518
Optiv, Inc. 1st Lien Initial Term Loan	4.563%(3 Mo. LIBOR + 3.25%)		2/1/2024	6,610	6,048,536

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)

Peak 10 Holding Corp. 1st Lien Initial Term Loan	4.811%(3 Mo. LIBOR + 3.50%)	8/1/2024	$34,415	$34,382,822
Peak 10 Holding Corp. 2nd Lien Initial Term Loan	8.561%(3 Mo. LIBOR + 7.25%)	8/1/2025	20,668	20,908,762
RP Crown Parent, LLC Initial Term Loan	4.739%(1 Mo. LIBOR + 3.50%)	10/12/2023	16,050	16,199,453
Science Applications International Corp. Tranche B Incremental Term Loan	3.813%(3 Mo. LIBOR + 2.50%)	5/4/2022	20,584	20,712,348
Seattle Spinco, Inc. Term Loan B	4.03%(3 Mo. LIBOR + 2.75%)	6/21/2024	54,522	54,578,773
SolarWinds Holdings, Inc. 2017 Refinancing Term Loan	4.739%(1 Mo. LIBOR + 3.50%)	2/3/2023	45,924	46,188,647
Sophia, L.P. Term Loan B	4.546%(3 Mo. LIBOR + 3.25%)	9/30/2022	41,033	41,046,010
TierPoint, LLC 1st Lien Initial Term Loan	4.989%(1 Mo. LIBOR + 3.75%)	5/6/2024	25,152	25,288,211
TierPoint, LLC 2nd Lien Initial Term Loan	8.489%(1 Mo. LIBOR + 7.25%)	5/5/2025	3,449	3,530,914
Vencore, Inc. 2nd Lien Term Loan	10.046%(3 Mo. LIBOR + 8.75%)	5/23/2020	1,960	1,978,375
Total				946,313,114

Manufacturing 4.81%

Alison Bidco S.A.R.L. 1st Lien Initial Dollar Term Loan B2 (Luxembourg)(a)	5.796%(3 Mo. LIBOR + 4.50%)	8/29/2021	7,384	7,384,445	(d)(g)
Alison US LLC 1st Lien Initial Dollar Term Loan B1 (Luxembourg)(a)	5.796%(3 Mo. LIBOR + 4.50%)	8/29/2021	7,384	7,384,445
American Axle and Manufacturing, Inc. Tranche B Term Loan	3.49%(1 Mo. LIBOR + 2.25%)	4/6/2024	61,744	61,435,598
Apex Tool Group LLC Term Loan	4.50%(1 Mo. LIBOR + 3.25%)	1/31/2020	26,157	25,214,968
Bright Bidco B.V. 1st Lien Term Loan B (Netherlands)(a)	5.796%(3 Mo. LIBOR + 4.50%)	6/30/2024	32,255	32,527,232
CH Hold Corp. 2nd Lien Initial Term Loan	8.489%(1 Mo. LIBOR + 7.25%)	2/3/2025	2,625	2,690,625
Crosby US Acquisition Corp. 1st Lien Initial Term Loan	4.315%(3 Mo. LIBOR + 3.00%)	11/23/2020	34,805	32,194,594
Dayco Products, LLC Term Loan	6.317%(3 Mo. LIBOR + 5.00%)	5/19/2023	25,068	25,224,849	(d)(g)
Duke Finance, LLC USD Term Loan	5.514%(3 Mo. LIBOR + 4.25%)	2/21/2024	19,026	19,156,817	(d)(g)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing (continued)

Electrical Components International, Inc. Term Loan	6.046%(3 Mo. LIBOR + 4.75%)	5/28/2021	$27,565	$27,763,201	(d)(g)
Excelitas Technologies Corp. Term Loan B	6.30%(3 Mo. LIBOR + 5.00%)	11/2/2020	28,898	28,993,905
Forterra Finance, LLC Replacement Term Loan	4.239%(1 Mo. LIBOR + 3.00%)	10/25/2023	27,617	23,198,586
FPC Holdings, Inc. 1st Lien Initial Term Loan	5.296%(3 Mo. LIBOR + 4.00%)	11/19/2019	18,959	18,737,716
FPC Holdings, Inc. 2nd Lien Initial Term Loan	9.296%(3 Mo. LIBOR + 8.00%)	5/19/2020	9,626	9,192,765
Gardner Denver, Inc. Tranche B1 Dollar Term Loan	4.012%(3 Mo. LIBOR + 2.75%)	7/30/2024	14,310	14,322,435
Gates Global LLC Initial Dollar Term Loan B1	4.546%(3 Mo. LIBOR + 3.25%)	4/1/2024	13,294	13,360,632
Hudson Products Holdings, Inc. Term Loan	5.30%(3 Mo. LIBOR + 4.00%)	3/17/2019	22,861	22,861,224	(d)(g)
Husky Injection Molding Systems Ltd. New Term Loan (Canada)(a)	4.489%(1 Mo. LIBOR + 3.25%)	6/30/2021	27,109	27,263,665
LTI Holdings, Inc. Initial Term Loan	5.989%(1 Mo. LIBOR + 4.75%)	5/16/2024	26,610	26,530,968
Milacron LLC Term Loan B	4.239%(1 Mo. LIBOR + 3.00%)	9/28/2023	21,524	21,658,364
MWI Holdings, Inc. 1st Lien Initial Term Loan	6.796%(3 Mo. LIBOR + 5.50%)	6/29/2020	18,543	18,624,403	(d)(g)
Plaze, Inc. Term Loan	4.746% - 4.798%(3 Mo. LIBOR + 3.50%)	7/31/2022	13,205	13,276,866
RBS Global, Inc. Term Loan B	4.013% - 4.062%(3 Mo. LIBOR + 2.75%)	8/21/2023	38,811	38,954,655
Unifrax Corporation Initial Dollar Term Loan	5.046%(3 Mo. LIBOR + 3.75%)	4/4/2024	19,702	19,845,628
UTEX Industries Inc. 1st Lien Initial Term Loan	5.239%(1 Mo. LIBOR + 4.00%)	5/22/2021	31,109	27,998,250
Welbilt, Inc. Term Loan B	4.239%(1 Wk. LIBOR + 3.00%)	3/3/2023	13,562	13,641,428
Total				579,438,264

Media/Telecommunications 12.92%

Altice Financing SA March 2017 Refinancial Term Loan (Luxembourg)(a)	4.054%(3 Mo. LIBOR + 2.75%)	7/15/2025	51,098	51,152,610
Altice US Finance I Corporation March 2017 Refinancial Term Loan	3.484%(1 Mo. LIBOR + 2.25%)	7/28/2025	34,386	34,203,571
AMC Entertainment, Inc. 2016 Incremental Term Loan	3.478%(1 Mo. LIBOR + 2.25%)	12/15/2023	1,550	1,546,134

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)

AMC Entertainment, Inc. Initial Term Loan	3.478%(1 Mo. LIBOR + 2.25%)		12/15/2022	$10,042	$10,012,693
Camelot U.S. Acquisition 1 Co. New Term Loan (United Kingdom)(a)	4.739%(1 Mo. LIBOR + 3.50%)		10/3/2023	53,317	53,650,139
CBS Radio Inc. Term Loan B1	—	(h)	10/17/2023	11,812	11,861,256
CenturyLink, Inc. Initial Term Loan B	2.75%		1/31/2025	64,107	62,864,927
Charter Communications Operating, LLC Term Loan F1	3.24%(1 Mo. LIBOR + 2.00%)		1/3/2021	21,749	21,833,521
Charter Communications Operating, LLC Term Loan A1	2.99%(1 Mo. LIBOR + 1.75%)		5/18/2021	11,905	11,923,680
Charter Communications Operating, LLC Term Loan E1	3.24%(1 Mo. LIBOR + 2.00%)		7/1/2020	52,058	52,272,926
Charter Communications Operating, LLC Term Loan I1	3.49%(1 Mo. LIBOR + 2.25%)		1/15/2024	18,432	18,538,512
Cologix, Inc. 1st Lien Initial Term Loan	—	(h)	3/20/2024	6,778	6,782,236
Colorado Buyer Inc 1st Lien Initial Term Loan	4.31%(3 Mo. LIBOR + 3.00%)		5/1/2024	39,392	39,644,503
Colorado Buyer Inc 2nd Lien Initial Term Loan	8.57%(3 Mo. LIBOR + 7.25%)		5/1/2025	24,668	25,100,007
Consolidated Communications, Inc. Initial Term Loan	4.24%(1 Mo. LIBOR + 3.00%)		10/5/2023	21,644	21,309,247
CSC Holdings, LLC March 2017 Refinancing Term Loan	3.478%(1 Mo. LIBOR + 2.25%)		7/17/2025	79,556	79,183,536
Delta 2 (Lux) S.A.R.L. USD Facility Term Loan B3 (Luxembourg)(a)	4.489%(1 Mo. LIBOR + 3.25%)		2/1/2024	61,887	62,363,957
DHX Media Ltd. Initial Term Loan (Canada)(a)	4.989%(1 Mo. LIBOR + 3.75%)		12/29/2023	9,461	9,502,392	(d)(g)
Getty Images, Inc. Initial Term Loan	4.796%(1 Wk. LIBOR + 3.50%)		10/18/2019	24,556	21,367,770
Hargray Communications Group, Inc. Initial Term Loan	4.239%(1 Mo. LIBOR + 3.00%)		5/16/2024	12,741	12,762,915
iHeart Communications, Inc. Tranche E Term Loan	8.739%(1 Mo. LIBOR + 7.50%)		7/30/2019	95,232	76,601,918
Intelsat Jackson Holdings SA Tranche B2 Term Loan (Luxembourg)(a)	4.00%(3 Mo. LIBOR + 2.75%)		6/30/2019	47,816	47,702,160
Level 3 Financing Inc. 2024 Tranche B Term Loan	3.485%(1 Mo. LIBOR + 2.25%)		2/22/2024	55,625	55,690,081
Lions Gate Entertainment Corp. Term Loan A (Canada)(a)	3.239%(1 Mo. LIBOR + 2.00%)		12/8/2021	9,750	9,762,188
Lions Gate Entertainment Corp. Term Loan B (Canada)(a)	4.239%(1 Mo. LIBOR + 3.00%)		12/8/2023	16,201	16,359,507
Mediacom Illinois, LLC Tranche K Term Loan	3.45%(1 Wk. LIBOR + 2.25%)		2/15/2024	6,865	6,896,236
Mission Broadcasting, Inc. Term Loan B2	3.732%(1 Mo. LIBOR + 2.50%)		1/17/2024	3,589	3,600,021

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Media/Telecommunications (continued)

Nexstar Broadcasting, Inc. Term Loan B2	3.732%(1 Mo. LIBOR + 2.50%)		1/17/2024		$28,900	$28,990,263
Nielsen Finance LLC Term Loan B4	3.229%(1 Mo. LIBOR + 2.00%)		10/4/2023		27,780	27,837,243
Numericable U.S. LLC USD Term Loan TLB10	4.561%(3 Mo. LIBOR + 3.25%)		1/14/2025		7,439	7,477,366
Regal Cinemas Corporation New Term Loan	3.239%(1 Mo. LIBOR + 2.00%)		4/1/2022		31,080	30,866,203
SBA Senior Finance II LLC Incremental Tranche B1 Term Loan	3.49%(1 Mo. LIBOR + 2.25%)		3/24/2021		39,177	39,306,523
Sinclair Television Group Inc. Tranche B Term Loan	3.49%(1 Mo. LIBOR + 2.25%)		1/3/2024		36,654	36,751,495
Sprint Communications, Inc. Initial Term Loan	3.75%(1 Mo. LIBOR + 2.50%)		2/2/2024		93,279	93,437,326
Switch, Ltd. Initial Term Loan	3.984%(1 Mo. LIBOR + 2.75%)		6/27/2024		7,884	7,943,169
Telenet Financing USD LLC Facility Term Loan AI	3.977%(1 Mo. LIBOR + 2.75%)		6/30/2025		42,853	42,992,915
Telesat Canada Term Loan B4 (Canada)(a)	4.30%(3 Mo. LIBOR + 3.00%)		11/17/2023		26,784	27,042,274
Townsquare Media, Inc. Additional Term Loan B	4.296%(3 Mo. LIBOR + 3.00%)		4/1/2022		19,520	19,593,065
Tribune Media Co. Term Loan B	4.239%(1 Mo. LIBOR + 3.00%)		12/27/2020		11,277	11,329,781
UFC Holdings, LLC 1st Lien Term Loan	4.49%(1 Mo. LIBOR + 3.25%)		8/18/2023		34,306	34,468,219
UFC Holdings, LLC 2nd Lien Term Loan	8.736%(1 Mo. LIBOR + 7.50%)		8/18/2024		9,761	9,989,798
Unitymedia Hessen GmbH & Co. KG Term Loan B (Germany)(a)	—	(h)	9/30/2025		34,735	34,622,806
Univision Communications Inc. 1st Lien 2017 Replacement Repriced Term Loan	3.989%(1 Mo. LIBOR + 2.75%)		3/15/2024		66,455	66,029,077
UPC Financing Partnership Facility Term Loan AP	3.977%(1 Mo. LIBOR + 2.75%)		4/15/2025		37,675	37,806,297
Virgin Media Bristol LLC Facility Term Loan I	3.977%(1 Mo. LIBOR + 2.75%)		1/31/2025		47,245	47,405,263
Virgin Media SFA Finance Limited Term Loan J(b)	3.75%(1 Mo. LIBOR + 3.50%)		1/31/2026	GBP	12,710	16,520,609
WaveDivision Holdings LLC Initial Term Loan	3.99% - 4.03% (2 Mo. LIBOR + 2.75%) - (1 Mo. LIBOR + 2.75%)		10/15/2019		$14,753	14,785,548

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)

Windstream Service LLC 2016 Tranche B6 Term Loan	5.23% - 5.27%(3 Mo. LIBOR + 4.00%)	3/29/2021	$12,245	$11,265,190
Windstream Services, LLC Tranche B7 Term Loan	4.48% - 4.52% (1 Mo. LIBOR + 4.00%) - (1 Mo. LIBOR + 3.25%)	2/17/2024	11,413	10,057,781
Ziggo Secured Finance Partnership Facility Term Loan E	3.727%(1 Mo. LIBOR + 2.50%)	4/15/2025	76,731	76,625,077
Total				1,557,631,931

Metals/Minerals 1.79%

Dynacast International LLC 1st Lien Term Loan B1	4.546%(3 Mo. LIBOR + 3.25%)	1/28/2022	17,699	17,759,974
Dynacast International LLC 2nd Lien Initial Term Loan	9.796%(3 Mo. LIBOR + 8.50%)	1/30/2023	10,530	10,582,562	(d)(g)
Fairmount Santrol, Inc. Extended Term Loan	4.796%(1 Wk. LIBOR + 3.50%)	9/5/2019	2,942	2,822,278
Fairmount Santrol, Inc. Tranche B2 New Term Loan	4.796%(3 Mo. LIBOR + 3.50%)	9/5/2019	15,711	15,180,656
Harsco Corp. Initial Term Loan	6.25%(1 Mo. LIBOR + 5.00%)	11/2/2023	25,309	25,672,646
Hi-Crush Partners LP Advance Term Loan	5.046%(3 Mo. LIBOR + 3.75%)	4/28/2021	23,135	22,768,545
Murray Energy Corp. Term Loan B2	8.546%(3 Mo. LIBOR + 7.25%)	4/16/2020	20,275	18,613,301
Murray Energy Corp. Term Loan B3	9.046%(3 Mo. LIBOR + 7.75%)	4/17/2020	2,628	2,400,947
Oxbow Carbon LLC 2nd Lien Initial Term Loan	8.239%(1 Mo. LIBOR + 7.00%)	1/17/2020	29,080	29,207,485
Oxbow Carbon LLC Tranche A Term Loan	6.00%(1 Mo. LIBOR + 3.00%)	10/21/2019	9,202	9,219,254	(d)(g)
Oxbow Carbon LLC Tranche A2 Term Loan	4.239%(1 Mo. LIBOR + 3.00%)	7/19/2018	18,506	18,528,867	(d)(g)
TMS International Corp. Term Loan B1	4.309%(3 Mo. LIBOR + 3.00%)	8/14/2024	14,455	14,473,215
U.S. Silica Co. Initial Incremental Term Loan	4.813%(3 Mo. LIBOR + 3.50%)	7/23/2020	8,425	8,428,846
U.S. Silica Co. Term Loan	4.313%(3 Mo. LIBOR + 3.00%)	7/23/2020	5,839	5,835,150
Zekelman Industries, Inc. Term Loan	4.039%(3 Mo. LIBOR + 2.75%)	6/14/2021	14,052	14,094,141
Total				215,587,867

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 4.17%

84 Lumber Co. Initial Term Loan	6.984%(1 Mo. LIBOR + 5.75%)	10/25/2023	$21,047	$21,335,978	(d)(g)
99 Cents Only Stores Tranche B2 Loan	4.796% - 4.817%(3 Mo. LIBOR + 3.50%)	1/11/2019	26,756	25,686,178
Bass Pro Group LLC 2015 New Term Loan	4.479%(1 Mo. LIBOR + 3.25%)	6/5/2020	30,606	30,510,644
Bass Pro Group, LLC Initial Term Loan	6.296%(3 Mo. LIBOR + 5.00%)	12/15/2023	31,782	30,232,786
Belk, Inc. 1st Lien Closing Date Term Loan	6.054%(3 Mo. LIBOR + 4.75%)	12/12/2022	5,762	4,727,297
BJ’s Wholesale Club, Inc. 2nd Lien Initial Term Loan	8.71%(3 Mo. LIBOR + 7.50%)	2/3/2025	11,785	11,370,404
Burlington Coat Factory Warehouse Corp. Term Loan B4	3.98%(1 Mo. LIBOR + 2.75%)	8/13/2021	37,525	37,712,565
Capital Automotive L.P. 1st Lien Initial Tranche B2 Term Loan	4.24%(1 Mo. LIBOR + 3.00%)	3/25/2024	12,047	12,133,303
Capital Automotive L.P. 2nd Lien Initial Tranche Term Loan B	7.24%(1 Mo. LIBOR + 6.00%)	3/24/2025	18,682	18,956,759
Comfort Holding, LLC 1st Lien Initial Term Loan	5.981%(1 Mo. LIBOR + 4.75%)	2/5/2024	25,063	23,371,420
Container Store, Inc. (The) Term Loan B	8.296%(3 Mo. LIBOR + 7.00%)	8/15/2021	17,139	16,667,678
Harbor Freight Tools USA, Inc. 2016 Initial Term Loan	4.489%(1 Mo. LIBOR + 3.25%)	8/18/2023	53,057	53,338,897
Jo-Ann Stores, LLC Initial Term Loan	6.391%(6 Mo. LIBOR + 5.00%)	10/20/2023	23,125	22,662,866
Michaels Stores, Inc. 2016 Replacement New Term Loan B1	3.978% - 3.986%(1 Mo. LIBOR + 2.75%)	1/30/2023	44,813	44,792,169
Party City Holdings, Inc. 2016 Replacement Term Loan	4.30% - 4.32%(3 Mo. LIBOR + 3.00%)	8/19/2022	15,552	15,599,318
Petco Animal Supplies, Inc. Term Loan	4.311%(3 Mo. LIBOR + 3.00%)	1/26/2023	65,706	55,619,830
PetSmart, Inc. Tranche B2 Term Loan	4.24%(1 Mo. LIBOR + 3.00%)	3/11/2022	32,430	28,710,596
Sally Holdings, LLC Term Loan B1	3.75%(1 Mo. LIBOR + 2.50%)	7/5/2024	12,318	12,410,385
Toys ’R’ US Property Co. I LLC Initial Term Loan	6.239%(1 Mo. LIBOR + 5.00%)	8/21/2019	24,729	23,121,533
VF Holding Corp 1st Lien Term Loan B1	4.546%(3 Mo. LIBOR + 3.25%)	6/30/2023	13,274	13,342,234
Total				502,302,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service 11.88%

Advanced Disposal Services, Inc. Additional Term Loan	3.944%(1 Wk. LIBOR + 2.75%)	11/10/2023	$17,541	$17,652,164
AI Mistral Holdco Limited 1st Lien Initial Term Loan (United Kingdom)(a)	4.239%(1 Mo. LIBOR + 3.00%)	3/11/2024	9,810	9,755,229
American Seafoods Group LLC 1st Lien Tranche B Term Loan	4.48% - 4.57%(1 Mo. LIBOR + 3.25%) - (3 Mo. LIBOR + 3.25%)	8/21/2023	14,779	14,839,077
Asurion LLC 2nd Lien Replacement Term Loan B2	7.239%(1 Mo. LIBOR + 6.00%)	8/4/2025	40,540	41,511,338
Asurion LLC Replacement Term Loan B5	4.239%(1 Mo. LIBOR + 3.00%)	11/3/2023	45,934	46,188,431
Avolon TLB Borrower 1 LLC Initial Term Loan B2 (Luxembourg)(a)	3.981%(1 Mo. LIBOR + 2.75%)	3/21/2022	13,468	13,524,835
AVSC Holding Corp. 1st Lien New Term Loan	4.762% - 4.813%(2 Mo. LIBOR + 3.50%) - (3 Mo. LIBOR + 3.50%)	4/29/2024	7,589	7,617,459
BakerCorp International, Inc. Refinanced Term Loan	4.311%(3 Mo. LIBOR + 3.00%)	2/7/2020	38,121	36,024,510
Brand Energy & Infrastructure Services, Inc. Initial Term Loan	5.481% - 5.564%(2 Mo. LIBOR + 4.25%) - (3 Mo. LIBOR + 4.25%)	6/21/2024	51,356	51,584,277
Brickman Group Ltd. LLC (The) 1st Lien Initial Term Loan	4.228% - 4.239%(1 Mo. LIBOR + 3.00%)	12/18/2020	21,883	21,989,915
Brickman Group Ltd. LLC (The) 2nd Lien Initial Term Loan	7.728%(1 Mo. LIBOR + 6.50%)	12/17/2021	4,861	4,894,286
CareerBuilder, LLC 1st Lien Term Loan	8.007%(3 Mo. LIBOR + 6.75%)	7/31/2023	19,706	19,262,615	(d)(g)
Ceridian HCM Holding, Inc. Initial Term Loan	4.702%(1 Wk. LIBOR + 3.50%)	9/15/2020	43,507	43,525,183
CEVA Group plc Prefunded L/C Term Loan (United Kingdom)(a)	6.50%(3 Mo. LIBOR + 5.50%)	3/19/2021	14,346	13,624,119
CEVA Intercompany B.V. Term Loan (Netherlands)(a)	6.814%(3 Mo. LIBOR + 5.50%)	3/19/2021	13,150	12,488,161
CEVA Logistics Canada, ULC Term Loan (Canada)(a)	6.814%(3 Mo. LIBOR + 5.50%)	3/19/2021	2,263	2,149,281
CEVA Logistics US Holdings Inc. Term Loan	6.814%(3 Mo. LIBOR + 5.50%)	3/19/2021	18,133	17,220,763
CIBT Holdings, Inc. 1st Lien Initial Term Loan	5.239%(1 Mo. LIBOR + 4.00%)	6/1/2024	11,370	11,426,348
Clean Harbors Inc. Initial Term Loan	3.239%(1 Mo. LIBOR + 2.00%)	6/30/2024	7,885	7,919,497
Deliver Buyer, Inc. Term Loan	6.256% - 6.311%	5/1/2024	17,244	17,330,220	(d)(g)
EIG Investors Corp. Refinancing Term Loan	5.236% - 5.318%(1 Mo. LIBOR + 4.00%) - (3 Mo. LIBOR + 4.00%)	2/9/2023	19,553	19,799,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Service (continued)

Equian LLC Delayed Draw Term Loan	4.981% - 5.051%(3 Mo. LIBOR + 3.75%)		5/20/2024	$1,304	$1,319,027	(d)(g)
Equian LLC Initial Term Loan	5.066%(3 Mo. LIBOR + 3.75%)		5/20/2024	8,478	8,573,675
First Data Corp, 2020 Term Loan A	3.236%(1 Mo. LIBOR + 2.00%)		6/2/2020	76,733	76,793,327
First Data Corp, 2020D New Dollar Term Loan	3.486%(1 Mo. LIBOR + 2.25%)		7/8/2022	78,258	78,274,309
First Data Corp. 2024 New Dollar Term Loan	3.736%(1 Mo. LIBOR + 2.50%)		4/26/2024	68,384	68,497,387
Garda World Security Corp. Term Loan B (Canada)(a)	5.311% - 7.25% (Prime + 3.00%) - (3 Mo. LIBOR + 4.00%)		5/24/2024	12,628	12,738,227
Global Payments Inc. Term Loan	—	(h)	7/31/2020	19,708	19,769,587
Highland Acquisitions Holdings, LLC Initial Term Loan	6.739%(1 Mo. LIBOR + 5.50%)		11/30/2022	26,037	26,275,552
ICSH Parent, Inc. 1st Lien Delayed Draw Term Loan	5.32%(3 Mo. LIBOR + 4.00%)		4/29/2024	1,142	1,146,133	(d)(g)
ICSH Parent, Inc. 1st Lien Initial Term Loan	5.32%(3 Mo. LIBOR + 4.00%)		4/29/2024	20,867	20,945,724	(d)(g)
iQor US, Inc. 1st Lien Term Loan B	6.299%(3 Mo. LIBOR + 5.00%)		4/1/2021	18,842	18,723,995
Kasima LLC Term Loan	3.74% - 3.80%(1 Mo. LIBOR + 2.50%) - (3 Mo. LIBOR + 2.50%)		5/17/2021	15,483	15,611,696
KUEHG Corp. 2nd Lien Tranche B Term Loan	9.514%(1 Mo. LIBOR + 8.25%)		8/22/2025	12,228	12,228,000
KUEHG Corp. Term Loan B2	5.046%(3 Mo. LIBOR + 3.75%)		8/12/2022	23,919	23,933,722
Laureate Education, Inc. Series 2024 Term Loan	5.739%(1 Mo. LIBOR + 4.50%)		4/26/2024	31,946	32,181,536
Leidos Innovations Corp. Term Loan B	3.25%(1 Mo. LIBOR + 2.00%)		8/16/2023	24,246	24,334,052
Micro Holding Corp. 1st Lien Initial Term Loan	4.989%(1 Mo. LIBOR + 3.75%)		7/8/2021	25,407	25,388,146
Midas Intermediate Holdco II LLC 2017 Refinancing Term Loan	4.046%(3 Mo. LIBOR + 2.75%)		8/18/2021	7,237	7,239,687
Misys Ltd 2nd Lien Dollar Term Loan	8.567%(3 Mo. LIBOR + 7.25%)		6/13/2025	38,000	38,807,500
Monitronics International Inc. Term Loan B2	6.796%(3 Mo. LIBOR + 5.50%)		9/30/2022	25,252	24,690,553
Neff Rental LLC 2nd Lien Closing DateTerm Loan	7.664%(3 Mo. LIBOR + 6.25%)		6/9/2021	27,898	28,026,025
Nord Anglia Education Finance LLC Initial Term Loan	4.702%(3 Mo. LIBOR + 3.50%)		3/31/2021	17,441	17,452,200	(d)(g)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)

North American Lifting Holdings, Inc. 1st Lien Initial Term Loan	5.796%(3 Mo. LIBOR + 4.50%)	11/27/2020	$22,590	$21,196,817
North American Lifting Holdings, Inc. 2nd Lien Term Loan	10.296%(3 Mo. LIBOR + 9.00%)	11/26/2021	11,085	8,951,138
Pike Corp. 1st Lien Initial Term Loan	4.99%(1 Mo. LIBOR + 3.75%)	3/8/2024	4,092	4,137,798
Pike Corporation 2nd Lien Initial Term Loan	9.24%(1 Mo. LIBOR + 8.00%)	9/10/2024	984	998,760
Playa Resorts Holding B.V. Initial Term Loan (Netherlands)(a)	4.32%(3 Mo. LIBOR + 3.00%)	4/29/2024	21,827	21,881,567
PODS, LLC Tranche B2 Term Loan	4.481%(1 Mo. LIBOR + 3.25%)	2/2/2022	16,476	16,606,005
Press Ganey Holdings, Inc. 2nd Lien Initial Term Loan	8.489%(1 Mo. LIBOR + 7.25%)	10/21/2024	11,036	11,298,477
Press Ganey Holdings, Inc. Initial Term Loan	4.489%(1 Mo. LIBOR + 3.25%)	10/23/2023	32,731	32,914,634
Prime Security Services Borrower, LLC 2016-2 Refinancing Term Loan B1	3.989%(1 Mo. LIBOR + 2.75%)	5/2/2022	45,095	45,380,692
Robertshaw US Holding Corp. 1st Lien Term Loan	5.75%(1 Mo. LIBOR + 4.50%)	8/10/2024	24,457	24,655,835
Robertshaw US Holding Corp. 2nd Lien Initial Term Loan	10.25%(3 Mo. LIBOR + 9.00%)	2/10/2025	9,365	9,306,469
Sedgwick Claims Management Services, Inc. 2016 Term Loan	4.546%(3 Mo. LIBOR + 3.25%)	3/1/2021	6,737	6,763,898
Sedgwick Claims Management Services, Inc. 2nd Lien Term Loan	7.067%(3 Mo. LIBOR + 5.75%)	2/28/2022	9,351	9,397,755
TKC Holdings, Inc. 1st Lien initial Term Loan	5.489%(1 Mo. LIBOR + 4.25%)	2/1/2023	16,676	16,767,424
TKC Holdings, Inc. 2nd Lien Initial Term Loan	9.239%(1 Mo. LIBOR + 8.00%)	2/1/2024	8,854	8,893,843
TruGreen Limited Partnership 1st Lien Initial Incremental Term Loan	5.229%(1 Mo. LIBOR + 4.00%)	4/13/2023	8,388	8,492,532
University Support Services LLC Term Loan	5.49%(1 Mo. LIBOR + 4.25%)	7/6/2022	14,281	14,388,105	(d)(g)
Vantiv, LLC Term Loan A3	2.977%(1 Mo. LIBOR + 1.75%)	10/14/2021	11,115	11,135,841
Wash Multifamily Parent, Inc. 1st Lien Initial Canadian Term Loan (Canada)(a)	4.489%(1 Mo. LIBOR + 3.25%)	5/16/2022	2,418	2,416,177
Wash Multifamily Parent, Inc. 1st Lien Initial U.S. Term Loan	4.489%(1 Mo. LIBOR + 3.25%)	5/16/2022	14,176	14,167,463
Weight Watchers International, Inc. Tranche B2 Initial Term Loan	4.49% - 4.55%(1 Mo. LIBOR + 3.25%) - (3 Mo. LIBOR + 3.25%)	4/2/2020	61,615	60,393,860
Western Digital Corporation US Term Loan B2	3.984%(3 Mo. LIBOR + 2.75%)	4/29/2023	39,800	40,084,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Service (continued)

Zodiac Pool Solutions LLC 2nd Lien Term Loan	10.296%(3 Mo. LIBOR + 9.00%)	12/20/2024		$7,828	$7,958,454
Zodiac Pool Solutions LLC Tranche B1 Term Loan	5.296%(3 Mo. LIBOR + 4.00%)	12/20/2023		20,631	20,869,202
Total					1,432,334,940

Transportation 3.97%

Arctic LNG Carries LTD. Term Loan (Marshall Islands)(a)	5.739%(1 Mo. LIBOR + 4.50%)	5/18/2023		34,487	34,767,207
Chassix, Inc. Initial Term Loan	12.00%	7/29/2019		1,768	1,772,437	(d)(g)
Daseke, Inc. Delayed Draw Term Loan	6.50% - 8.75% (Prime + 4.50%)	2/27/2024		1,862	1,878,321
Daseke, Inc. Initial Term Loan	6.739%(1 Mo. LIBOR + 5.50%)	2/27/2024		14,613	14,741,027
FCA US LLC Tranche B Term Loan	3.23%(1 Mo. LIBOR + 2.00%)	12/31/2018		40,962	41,116,154
Federal-Mogul Corp. 2014 Tranche C Term Loan	4.98%(1 Mo. LIBOR + 3.75%)	4/15/2021		34,067	34,237,335
Gruden Acquisition, Inc. 1st Lien Incremental Term Loan	6.796%(3 Mo. LIBOR + 5.50%)	8/18/2022		49,135	48,602,574
Gruden Acquisition, Inc. 2nd Lien Term Loan	9.796%(3 Mo. LIBOR + 8.50%)	8/18/2023		16,204	15,427,585
International Seaways, Inc. Term Loan	6.79%(3 Mo. LIBOR + 5.50%)	6/22/2022		48,780	48,658,050
Kenan Advantage Group, Inc. Initial Term Loan	4.239%(1 Mo. LIBOR + 3.00%)	7/29/2022		1,984	1,986,105
Kenan Advantage Group, Inc. USD Initial Term Loan	4.239%(1 Mo. LIBOR + 3.00%)	7/29/2022		12,494	12,509,613
Navios Maritime Partners L.P Initial Term Loan (Marshall Islands)(a)	6.23%(3 Mo. LIBOR + 5.00%)	9/14/2020		34,332	34,289,497
Octavius Corp. Tranche B Term Loan	5.719% - 5.728%(1 Mo. LIBOR + 4.50%) - (3 Mo. LIBOR + 4.50%)	11/8/2023		20,218	20,559,138
OSG Bulk Ships, Inc. Initial Term Loan	5.57%(3 Mo. LIBOR + 4.25%)	8/5/2019		45,808	43,975,213
Stena International Sarl Term Loan (Luxembourg)(a)	4.30%(3 Mo. LIBOR + 3.00%)	3/3/2021		21,804	19,231,456
TI Group Automotive Systems LLC EUR Initial Term Loan(b)	3.75%(3 Mo. Euribor + 3.00%)	6/30/2022	EUR	2,809	3,377,434
TI Group Automotive Systems LLC US Initial Term Loan	3.989%(1 Mo. LIBOR + 2.75%)	6/30/2022		$31,164	31,268,197
XPO Logistics, Inc. Refinanced Term Loan	3.554%(3 Mo. LIBOR + 2.25%)	11/1/2021		22,709	22,772,724
YRC Worldwide, Inc. Tranche B1 Term Loan	9.739%(3 Mo. LIBOR + 8.50%)	7/26/2022		48,310	47,544,641
Total					478,714,708

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utility 2.79%

AES Corporation	3.317%(3 Mo. LIBOR + 2.00%)	5/24/2022	$19,663	$19,695,459
Calpine Construction Finance Co. LP Term Loan B1	3.49%(1 Mo. LIBOR + 2.25%)	5/3/2020	37,436	37,424,083
Calpine Construction Finance Co. LP Term Loan B2	3.74%(1 Mo. LIBOR + 2.50%)	1/31/2022	14,403	14,387,942
Calpine Corporation 2017 Term Loan	2.99%(1 Mo. LIBOR + 1.75%)	12/31/2019	7,481	7,471,113
Cheniere Energy Partners, L.P. CCTP Term Loan	3.481%(1 Mo. LIBOR + 2.25%)	2/25/2020	4,416	4,410,281	(d)(g)
Cheniere Energy Partners, L.P. SPLNG Term Loan	3.489%(1 Mo. LIBOR + 2.25%)	2/25/2020	32,993	32,972,579
Dayton Power & Light Co. (The) Term Loan	4.49%(1 Mo. LIBOR + 3.25%)	8/24/2022	11,858	12,026,156
Dynegy Inc. Tranche C1 Term Loan	4.489%(1 Mo. LIBOR + 3.25%)	2/7/2024	19,641	19,700,276
EFS Cogen Holdings I LLC Advance Term Loan B	4.80%(3 Mo. LIBOR + 3.50%)	6/28/2023	16,463	16,650,163
Lightstone Holdco LLC Refinanced Term Loan B	5.739%(1 Mo. LIBOR + 4.50%)	1/30/2024	31,001	30,879,341
Lightstone Holdco LLC Refinanced Term Loan C	5.739%(1 Mo. LIBOR + 4.50%)	1/30/2024	1,923	1,915,586
Moxie Liberty LLC Advance Construction Term Loan B1	7.796%(3 Mo. LIBOR + 6.50%)	8/21/2020	21,332	19,305,625
Panda Temple Power II LLC Advance Construction Term Loan	7.296%(3 Mo. LIBOR + 6.00%)	4/3/2019	13,068	12,545,558
Vistra Operations Co. LLC Initial Term Loan	3.982% - 3.989%(1 Mo. LIBOR + 2.75%)	8/4/2023	49,837	49,913,420
Vistra Operations Co. LLC Initial Term Loan C	3.982%(1 Mo. LIBOR + 2.75%)	8/4/2023	11,423	11,440,563
Vistra Operations Co., LLC 2016 Incremental Term Loan	3.978% - 3.982%(1 Mo. LIBOR + 2.75%)	12/14/2023	24,432	24,502,091
Viva Alamo LLC Initial Term Loan	5.567%(3 Mo. LIBOR + 4.25%)	2/22/2021	21,967	20,978,168
Total				336,218,404
Total Floating Rate Loans (cost $10,350,810,034)				10,393,577,471
Total Long-Term Investments (cost $11,496,635,812)				11,548,006,527

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 5.93%

FLOATING RATE LOANS(f) 0.92%

INFORMATION TECHNOLOGY 0.20%

Avaya, Inc. Facility Term Loan	8.729% - 8.736%(1 Mo. LIBOR + 7.50%)	1/24/2018	$16,518	$16,834,568
EMC Corporation Verdite Bridge Term Loan	2.96%(1 Wk. LIBOR + 1.75%)	9/6/2017	7,200	7,200,000
Total				24,034,568

ELECTRIC: POWER 0.72%

Energy Future Intermediate Holding Co. LLC DIP Term Loan	4.234%(1 Mo. LIBOR + 3.00%)	6/30/2018	86,973	87,472,597
Total Floating Rate Loans (cost $110,851,626)				111,507,165

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/31/2017, 0.12% due 9/1/2017 with Fixed Income Clearing Corp. collateralized by $34,000,000 of U.S. Treasury Note at 1.50% due 7/15/2020; $177,375,000 of U.S. Treasury Inflation Indexed Note at 1.375% due 1/15/2020; $29,240,000 of U.S. Treasury Note at 2.125% due 11/30/2023; $339,715,000 of U.S. Treasury Note at 1.875% due 4/30/2022; value: $616,637,856; proceeds: $604,548,101 (cost $604,546,086)			604,546	604,546,086
Total Short-Term Investments (cost $715,397,712)				716,053,251
Total Investments in Securities 101.74% (cost $12,212,033,524)				12,264,059,778
Liabilities in Excess of Foreign Cash and Other Assets(i) (1.74%)				(210,299,885)
Net Assets 100.00%				$12,053,759,893

EUR	Euro
GBP	British pound
NOK	Norwegian krone
LIBOR	London Interbank Offered Rate
NIBOR	Nigerian Interbank Offered Rate
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2017.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(o) in the Notes to Schedule of Investments.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

(e)	Level 3 security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2017.
(g)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Interest rate to be determined.
(i)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Goldman Sachs	10/19/2017	13,000,000	$17,045,996	$16,835,451	$210,545

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank and Trust	11/16/2017	29,700,000	$35,162,855	$35,491,133	$(328,278)
Norwegian krone	Sell	J.P. Morgan	11/21/2017	66,500,000	8,425,887	8,585,510	(159,623)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(487,901)

Open Futures Contracts at August 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2017	906	Long	$107,185,653	$107,361,000	$175,347
U.S. Long Bond	December 2017	98	Long	15,200,894	15,297,188	96,294
Totals				$122,386,547	$122,658,188	$271,641

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2017	1,763	Short	$(223,154,087)	$(223,873,453)	$(719,366)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$21,566,615	$—	$21,566,615
Common Stocks
Energy	380,137	3,127,771	—	3,507,908
ExchangeTraded Fund	218,609,573	—	—	218,609,573
Corporate Bonds
Metals/Minerals	—	141,225,907	1,028	141,226,935
Remaining Industries	—	769,518,025	—	769,518,025
Floating Rate Loans
Aerospace	—	383,049,058	19,197,949	402,247,007
Chemicals	—	270,970,850	—	270,970,850
Consumer Durables	—	100,656,804	18,007,510	118,664,314
Consumer Non-Durables	—	100,340,871	—	100,340,871
Energy	—	301,220,101	46,459,748	347,679,849
Financial	—	496,330,721	69,317,486	565,648,207
Food & Drug	—	192,800,808	—	192,800,808
Food/Tobacco	—	239,935,052	—	239,935,052
Forest Products	—	199,997,460	—	199,997,460
Gaming/Leisure	—	1,018,004,151	66,749,657	1,084,753,808
Healthcare	—	516,800,077	59,731,545	576,531,622
Housing	—	170,980,226	74,485,329	245,465,555
Information Technology	—	911,733,814	58,613,868	970,347,682
Manufacturing	—	458,423,325	121,014,939	579,438,264
Media/Telecommunications	—	1,548,129,539	9,502,392	1,557,631,931
Metals/Minerals	—	177,257,184	38,330,683	215,587,867
Retail	—	480,966,862	21,335,978	502,302,840
Service	—	1,340,490,916	91,844,024	1,432,334,940
Transportation	—	476,942,271	1,772,437	478,714,708
Utility	—	419,280,720	4,410,281	423,691,001
Repurchase Agreement	—	604,546,086	—	604,546,086
Total	$218,989,710	$11,344,295,214	$700,774,854	$12,264,059,778
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$210,545	$—	$210,545
Liabilities	—	(487,901)	—	(487,901)
Futures Contracts
Assets	271,641	—	—	271,641
Liabilities	(719,366)	—	—	(719,366)
Unfunded Commitments
Assets	—	—	—	—
Liabilities	—	(65,084)	—	(65,084)
Total	$(447,725)	$(342,440)	$—	$(790,165)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loans
Balance as of December 1, 2016	$1,935,200	$63,557	$5	$371,919,417
Accrued Discounts (Premiums)	—	—	—	2,147,414
Realized Gain (Loss)	—	(621,429)	—	1,984,759
Change in Unrealized Appreciation (Depreciation)	—	557,872	1,023	3,381,175
Net Purchases	—	—	—	480,411,295
Net Sales	—	—	—	(191,748,317)
Net Transfers into Level 3	—	—	—	91,592,315
Net Transfers out of Level 3	(1,935,200)	—	—	(58,914,232)
Balance as of August 31, 2017	$—	$—	$1,028	$700,773,826
Net change in unrealized appreciation/ depreciation for period ended August 31, 2017 related to Level 3 investments held at August 31, 2017	$—	$—	$1,023	$5,004,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 97.08%

COMMON STOCKS 3.37%

Aerospace/Defense 0.24%

Aerovironment, Inc.*		179	$8,761,688
Kratos Defense & Security Solutions, Inc.*		569	7,609,460
Total			16,371,148

Automakers 0.10%

Ferrari NV (Italy)(a)		62	7,093,113

Banking 0.10%

East West Bancorp, Inc.		121	6,694,288

Beverages 0.10%

Remy Cointreau SA(b)	EUR	59	6,711,158

Chemicals 0.11%

Sociedad Quimica y Minera de Chile SA (Chile)(a)		153	7,156,825

Electric: Generation 0.10%

Vistra Energy Corp.		402	7,123,259

Electronics 0.21%

Nintendo Co., Ltd.(b)	JPY	21	7,037,472
Trimble, Inc.*		182	7,054,188
Total			14,091,660

Energy: Exploration & Production 0.12%

Chaparral Energy, Inc.*		311	6,258,271
Chaparral Energy, Inc.		65	1,316,074
Peabody Energy Corp.		2	47,837
Templar Energy LLC Class A Units		191	798,048
Total			8,420,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Shares (000)		Fair Value
Food & Drug Retailers 0.11%

Fairway Group Holdings Corp.		20	$197	(c)(d)
PetMed Express, Inc.		202	7,337,022
Total			7,337,219

Forestry/Paper 0.10%

Potlatch Corp.		147	7,041,561

Gaming 0.21%

Eldorado Resorts, Inc.*		305	7,020,727
Scientific Games Corp. Class A*		199	7,022,154
Total			14,042,881

Gas Distribution 0.03%

Transportadora de Gas del Sur SA*(b)	ARS	673	2,386,500

Hotels 0.01%

Playa Hotels & Resorts NV*		53	545,058

Investments & Miscellaneous Financial Services 0.10%

Flagstar Bancorp, Inc.*		208	6,830,498
Penson Technologies Class A Units		4,881	48,812	(c)(j)
Total			6,879,310

Media: Content 0.10%

Netflix, Inc.*		40	7,049,374

Medical Products 0.11%

Align Technology, Inc.*		41	7,208,341

Metals & Mining 0.11%

Hudbay Minerals, Inc.(b)	CAD	875	7,630,631

Metals/Mining (Excluding Steel) 0.11%

Turquoise Hill Resources Ltd. (Canada)*(a)		2,212	7,453,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Shares (000)	Fair Value
Pharmaceuticals 0.56%

Blueprint Medicines Corp.*	152	$8,243,663
Exelixis, Inc.*	130	3,791,463
Loxo Oncology, Inc.*	92	7,705,159
Sage Therapeutics, Inc.*	43	3,552,624
Spark Therapeutics, Inc.*	90	7,440,245
Vertex Pharmaceuticals, Inc.*	45	7,144,030
Total		37,877,184

Printing & Publishing 0.11%

S&P Global, Inc.	47	7,182,672

Software/Services 0.42%

Gigamon, Inc.*	174	7,476,092
GrubHub, Inc.*	125	7,138,134
MSCI, Inc.	62	7,060,549
Tyler Technologies, Inc.*	40	6,850,656
Total		28,525,431

Support: Services 0.08%

Redfin Corp.*	254	5,671,312

Transportation: Infrastructure/Services 0.13%

Chassix Holdings, Inc.	311	8,696,688
Total Common Stocks (cost $209,262,627)		229,189,373

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 1.24%

Air Transportation 0.11%

Atlas Air Worldwide Holdings, Inc.	1.875%	6/1/2024	$5,700	7,331,625

Automakers 0.10%

Tesla, Inc.	2.375%	3/15/2022	5,421	6,857,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.10%

Novellus Systems, Inc.	2.625%	5/15/2041	$1,432	$7,048,125

Health Services 0.15%

Illumina, Inc.	0.50%	6/15/2021	8,873	10,303,771

Integrated Energy 0.10%

SunPower Corp.	4.00%	1/15/2023	7,685	6,791,619

Medical Products 0.21%

Insulet Corp.†	1.25%	9/15/2021	6,052	7,092,187
Nevro Corp.	1.75%	6/1/2021	5,995	6,924,225
Total				14,016,412

Pharmaceuticals 0.10%

Clovis Oncology, Inc.	2.50%	9/15/2021	4,751	6,998,817

Software/Services 0.21%

Red Hat, Inc.	0.25%	10/1/2019	4,762	7,187,644
Take-Two Interactive Software, Inc.	1.00%	7/1/2018	1,624	7,371,945
Total				14,559,589

Theaters & Entertainment 0.16%

Live Nation Entertainment, Inc.	2.50%	5/15/2019	8,571	10,628,040
Total Convertible Bonds (cost $78,362,630)				84,535,563

CONVERTIBLE PREFERRED STOCKS 0.21%

	Dividend Rate		Shares (000)
Electric: Integrated 0.10%

Black Hills Corp. Units*	Zero Coupon		88	6,740,831

Real Estate Investment Trusts 0.11%

American Tower Corp.	5.50%		58	7,566,100
Total Convertible Preferred Stocks (cost $13,775,529)				14,306,931

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(e) 5.57%

Air Transportation 0.16%

LifeMiles Ltd. Initial Term Loan	10.817%(3 Mo. LIBOR + 5.50%)	8/18/2022	$10,465	$10,595,812	(c)(f)

Auto Parts & Equipment 0.02%

Chassix, Inc. Initial Term Loan	12.00%	7/29/2019	1,682	1,686,220	(c)(f)

Building Materials 0.21%

Hayward Industries, Inc. 1st Lien Initial Term Loan	4.375%(3 Mo. LIBOR + 3.50%)	8/5/2024	2,371	2,386,566
Zodiac Pool Solutions LLC 2nd Lien Term Loan	10.296%(3 Mo. LIBOR + 9.00%)	12/20/2024	11,560	11,752,647
Total				14,139,213

Consumer/Commercial/Lease Financing 0.10%

Freedom Mortgage Corp. Initial Term Loan	6.956%(6 Mo. LIBOR + 5.50%)	2/23/2022	6,561	6,663,168

Department Stores 0.03%

Belk, Inc. 1st Lien Closing Date Term Loan	6.054%(3 Mo. LIBOR + 4.75%)	12/12/2022	2,324	1,906,684

Diversified Capital Goods 0.11%

Robertshaw US Holding Corp. 2nd Lien Initial Term Loan	10.25%(3 Mo. LIBOR + 9.00%)	2/10/2025	7,582	7,534,612

Electric: Generation 0.69%

EIF Channelview Cogeneration LLC Term Loan	4.489%(1 Mo. LIBOR + 3.25%)	5/8/2020	6,241	5,850,639
Moxie Liberty LLC Advance Construction Term Loan B1	7.796%(3 Mo. LIBOR + 6.50%)	8/21/2020	7,337	6,639,633
Panda Temple Power II LLC Advance Construction Term Loan	7.296%(3 Mo. LIBOR + 6.00%)	4/3/2019	8,999	8,638,654
Panda Temple Power, LLC Advance Term Loan	7.296%(Prime + 5.25%)	3/6/2022	4,988	3,541,501
Sandy Creek Energy Associates, L.P. Term Loan	5.296%(3 Mo. LIBOR + 4.00%)	11/9/2020	14,526	12,079,655
Viva Alamo LLC Initial Term Loan	5.567%(3 Mo. LIBOR + 4.25%)	2/22/2021	10,803	10,317,245
Total				47,067,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 0.20%

Chief Exploration & Development LLC 2nd Lien Term Loan	7.932%(6 Mo. LIBOR + 6.50%)		5/16/2021	$6,609	$6,449,987
Jonah Energy LLC 2nd Lien Initial Term Loan	7.739%(1 Mo. LIBOR + 6.50%)		5/12/2021	7,011	6,914,599
Total					13,364,586

Food & Drug Retailers 0.01%

Fairway Group Acquisition Company Last Out Term Loan	10.00%		1/3/2020	1,207	482,976	(c)(f)
Fairway Group Acquisition Company Subordinated Term Loan	11.00%		10/3/2021	1,057	422,701	(c)(f)
Total					905,677

Food: Wholesale 0.04%

Flavors Holdings Inc. 1st Lien Tranche B Term Loan	7.046%(3 Mo. LIBOR + 5.75%)		4/3/2020	2,958	2,801,599

Gaming 0.39%

Cowlitz Tribal Gaming Authority Term Loan B	11.796%(3 Mo. LIBOR + 10.50%)		12/6/2021	18,110	20,283,200	(c)(f)
Golden Entertainment, Inc. 2nd Lien Term Loan	—	(g)	8/15/2025	6,444	6,476,220	(c)(f)
Total					26,759,420

Health Services 0.47%

Genoa, a QoL Healthcare Co., LLC 2nd Lien Initial Term Loan	9.239%(1 Mo. LIBOR + 8.00%)		10/28/2024	6,182	6,259,275	(c)(f)
NVA Holdings, Inc. 2nd Lien Term Loan	8.296%(3 Mo. LIBOR + 7.00%)		8/14/2022	6,266	6,328,660
Parexel International Corporation Bridge Term Loan	—	(g)	7/18/2018	12,552	12,552,000	(c)(f)
Press Ganey Holdings, Inc. 2nd Lien Initial Term Loan	8.489%(1 Mo. LIBOR + 7.25%)		10/21/2024	7,009	7,175,464
Total					32,315,399

Investments & Miscellaneous Financial Services 0.24%

H&E Equipment Services, Inc. Unsecured Bridge Term Loan	—	(g)	7/31/2018	14,303	14,303,000	(c)(f)
Russell Investments US Institutional Holdco, Inc. Initial Term Loan	5.49%(3 Mo. LIBOR + 4.25%)		6/1/2023	2,013	2,026,766
Total					16,329,766

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery 0.09%

Hudson Products Holdings, Inc. Term Loan	5.30%(3 Mo. LIBOR + 4.00%)	3/15/2019	$1,972	$1,971,820	(c)(f)
North American Lifting Holdings, Inc. 2nd Lien Term Loan	10.296%(3 Mo. LIBOR + 9.00%)	11/26/2021	5,511	4,450,133
Total				6,421,953

Media: Diversified 0.16%

UFC Holdings, LLC 2nd Lien Term Loan	8.736%(1 Mo. LIBOR + 7.50%)	8/18/2024	10,648	10,897,589

Metals/Mining (Excluding Steel) 0.09%

Oxbow Carbon LLC 2nd Lien Initial Term Loan	8.239%(1 Mo. LIBOR + 7.00%)	1/17/2020	5,890	5,915,769

Packaging 0.00%

Ranpak Corp. 2nd Lien Initial Term Loan	8.478%(1 Mo. LIBOR + 7.25%)	10/3/2022	63	62,398

Personal & Household Products 0.18%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.796%(3 Mo. LIBOR + 3.50%)	10/15/2020	14,631	12,493,957

Printing & Publishing 0.16%

J.D. Power and Associates 2nd Lien Term Loan	9.796%(3 Mo. LIBOR + 8.50%)	9/7/2024	10,685	10,845,275	(c)(f)

Real Estate Development & Management 0.09%

Capital Automotive L.P. 2nd Lien Initial Tranche Term Loan B	7.24%(1 Mo. LIBOR + 6.00%)	3/24/2025	5,903	5,990,104

Recreation & Travel 0.32%

Equinox Holdings, Inc. 2nd Lien Initial Term Loan	8.232%(1 Mo. LIBOR + 7.00%)	9/6/2024	5,969	6,097,853
Kingpin Intermediate Holdings LLC 1st Lien Initial Term Loan	5.48%(1 Mo. LIBOR + 4.25%)	7/3/2024	8,622	8,704,599
Kingpin Intermediate Holdings LLC 2nd Lien Initial Term Loan	9.98%(1 Mo. LIBOR + 8.75%)	7/3/2025	6,729	6,874,817
Total				21,677,269

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 0.25%

Hyland Software, Inc. 2nd Lien Term Loan	8.239%(1 Mo. LIBOR + 7.00%)	7/7/2025	$6,355	$6,490,044	(c)(f)
Misys Ltd 2nd Lien Dollar Term Loan	8.567%(3 Mo. LIBOR + 7.25%)	6/13/2025	9,992	10,204,330
Total				16,694,374

Specialty Retail 0.68%

BDF Acquisition Corp. Initial Term Loan	5.989%(1 Mo. LIBOR + 4.75%)	2/12/2021	6,953	6,848,705
CH Hold Corp. 2nd Lien Initial Term Loan	8.489%(1 Mo. LIBOR + 7.25%)	2/3/2025	6,085	6,237,125
Container Store, Inc. (The) Term Loan B	8.296%(3 Mo. LIBOR + 7.00%)	8/15/2021	14,758	14,352,155
PetSmart, Inc. Tranche B2 Term Loan	4.24%(1 Mo. LIBOR + 3.00%)	3/11/2022	14,698	13,012,211
PFS Holding Corporation 2nd Lien Term Loan	8.49%(1 Mo. LIBOR + 7.25%)	1/31/2022	7,072	6,196,840
Total				46,647,036

Support: Services 0.44%

Asurion LLC 2nd Lien Replacement Term Loan B2	7.239%(1 Mo. LIBOR + 6.00%)	8/4/2025	6,503	6,658,812
CIBT Holdings, Inc. 2nd Lien Initial Term Loan	9.046%(3 Mo. LIBOR + 7.75%)	6/1/2025	4,826	4,898,390	(c)(f)
KUEHG Corp. 2nd Lien Tranche B Term Loan	9.514%(1 Mo. LIBOR + 8.25%)	8/22/2025	7,108	7,108,000
Pike Corporation 2nd Lien Initial Term Loan	9.24%(1 Mo. LIBOR + 8.00%)	9/10/2024	947	961,205
Weight Watchers International, Inc. Tranche B2 Initial Term Loan	4.49% - 4.55%(1 Mo. LIBOR + 3.25%)	4/2/2020	10,261	10,057,189
Total				29,683,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Technology Hardware & Equipment 0.10%

Peak 10 Holding Corp. 2nd Lien Initial Term Loan	8.561%(3 Mo. LIBOR + 7.25%)	8/1/2025		$6,893	$6,973,441

Telecommunications: Wireline Integrated & Services 0.10%

Colorado Buyer Inc 2nd Lien Initial Term Loan	8.57%(3 Mo. LIBOR + 7.25%)	5/1/2025		6,610	6,725,675

Transportation: Infrastructure/Services 0.10%

OSG Bulk Ships, Inc. Initial Term Loan	5.57%(3 Mo. LIBOR + 4.25%)	8/5/2019		7,001	6,720,960

Trucking & Delivery 0.14%

YRC Worldwide, Inc. Tranche B1 Term Loan	9.739%(3 Mo. LIBOR + 8.50%)	7/26/2022		9,754	9,600,035
Total Floating Rate Loans (cost $374,092,180)					379,418,914

FOREIGN BONDS(b) 0.54%

France 0.18%

CMA CGM SA†	7.75%	1/15/2021	EUR	9,570	12,028,993

Netherlands 0.36%

Dutch Lion BV PIK 12.00%†	11.25%	6/15/2020	EUR	10,419	10,557,873
Hema Bondco II BV†	8.50%	1/15/2023	EUR	11,917	13,869,176
Total					24,427,049
Total Foreign Bonds (cost $34,038,199)					36,456,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(a) 0.92%

Argentina 0.62%

City of Buenos Aires†	7.50%	6/1/2027	$6,270	$6,910,794
Province of Santa Fe†	6.90%	11/1/2027	7,121	7,256,299
Provincia de Buenos Aires†	6.50%	2/15/2023	6,576	6,887,045
Provincia de Mendoza†	8.375%	5/19/2024	6,063	6,623,160
Provincia of Neuquen†	7.50%	4/27/2025	6,256	6,459,320
Provincia of Neuquen†	8.625%	5/12/2028	6,868	7,682,957
Total				41,819,575

Senegal 0.10%

Republic of Senegal†	6.25%	5/23/2033	6,742	6,955,519

Sri Lanka 0.20%

Republic of Sri Lanka†	6.20%	5/11/2027	13,000	13,693,277
Total Foreign Government Obligations (cost $59,563,224)				62,468,371

HIGH YIELD CORPORATE BONDS 85.18%

Advertising 0.64%

Abe Investment Holdings, Inc./Getty Images, Inc.†	7.00%	10/15/2020	9,479	6,279,838
Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	15,857	16,372,352
Lamar Media Corp.	5.75%	2/1/2026	6,754	7,311,205
Nielsen Finance LLC/Nielsen Finance Co.†	5.00%	4/15/2022	6,015	6,240,563
Southern Graphics, Inc.†	8.375%	10/15/2020	7,375	7,540,937
Total				43,744,895

Aerospace/Defense 0.10%

Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025	6,162	6,685,770

Air Transportation 0.83%

Air Canada (Canada)†(a)	7.75%	4/15/2021	8,143	9,357,121
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(a)	5.00%	6/15/2025	5,495	5,763,187
Gol LuxCo SA (Luxembourg)†(a)	8.875%	1/24/2022	11,150	11,010,625
Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%	7/15/2023	9,265	9,566,303
Latam Finance Ltd.†	6.875%	4/11/2024	12,650	13,446,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Air Transportation (continued)

United Continental Holdings, Inc.	6.00%	12/1/2020		$6,944	$7,551,600
Total					56,695,786

Auto Parts & Equipment 1.35%

Adient Global Holdings Ltd.†	4.875%	8/15/2026		11,270	11,597,394
Allison Transmission, Inc.†	5.00%	10/1/2024		10,088	10,415,860
American Axle & Manufacturing, Inc.†	6.25%	4/1/2025		6,278	6,262,305
American Axle & Manufacturing, Inc.†	6.50%	4/1/2027		16,342	16,137,725
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		12,543	12,916,781
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018		6,282	6,187,770
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021		6,397	6,716,850
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.†	8.625%	6/1/2021		7,362	7,288,380
TI Group Automotive Systems LLC (United Kingdom)†(a)	8.75%	7/15/2023		13,550	14,349,721
Total					91,872,786

Automakers 0.85%

Aston Martin Capital Holdings Ltd. (Jersey)†(a)	6.50%	4/15/2022		9,907	10,394,920
Fiat Chrysler Automobiles NV (United Kingdom)(a)	5.25%	4/15/2023		6,299	6,700,561
General Motors Corp.(h)	7.20%	—	(i)	8,500	850	(c)(j)
Tesla, Inc.†	5.30%	8/15/2025		41,648	41,049,310
Total					58,145,641

Banking 4.30%

Akbank Turk AS (Turkey)†(a)	7.20%(5 Yr Swap rate + 5.03%) #	3/16/2027		6,650	7,060,185
Banco de Galicia y Buenos Aires SA (Argentina)†(a)	8.25%(5 Yr Treasury Note CMT + 7.16%) #	7/19/2026		4,800	5,404,896
Banco Mercantil del Norte SA†	7.625%(10 Yr Treasury Note CMT + 5.35%) #	—	(i)	3,589	3,862,661
BankUnited, Inc.	4.875%	11/17/2025		9,693	10,186,135
BNP Paribas SA (France)†(a)	6.75%(5 Yr Swap rate + 4.92%) #	—	(i)	17,335	18,591,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

CIT Group, Inc.	5.80%(3 Mo. LIBOR + 3.97%	) #	—	(i)	$6,859	$7,133,360
CIT Group, Inc.	6.00%		4/1/2036		2,695	2,748,900
Intesa Sanpaolo SpA (Italy)†(a)	5.71%		1/15/2026		19,392	20,528,741
Intesa Sanpaolo SpA (Italy)†(a)	7.70%(5 Yr Swap rate + 5.46%)	#	—	(i)	21,592	22,698,590
Lloyds Bank plc (United Kingdom)†(a)	12.00%(3 Mo. LIBOR + 11.76%)	#	—	(i)	17,637	23,946,637
Macquarie Bank Ltd. (United Kingdom)†(a)	6.125%(5 Yr Swap rate + 3.70%)	#	—	(i)	6,417	6,625,553
Popular, Inc.	7.00%		7/1/2019		21,352	22,478,318
Royal Bank of Scotland Group plc (United Kingdom)(a)	5.125%		5/28/2024		6,279	6,632,678
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.00%		12/19/2023		17,211	19,097,524
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.10%		6/10/2023		14,113	15,615,206
Royal Bank of Scotland Group plc (United Kingdom)(a)	7.50%(5 Yr Swap rate + 5.80%)	#	—	(i)	12,646	13,373,145
Royal Bank of Scotland Group plc (United Kingdom)(a)	8.625%(5 Yr Swap rate + 7.50%)	#	—	(i)	12,700	14,097,000
Standard Chartered plc (United Kingdom)†(a)	7.50%(5 Yr Swap rate + 6.30%)	#	—	(i)	12,150	13,186,395
Texas Capital Bank NA	5.25%		1/31/2026		2,690	2,783,053
Turkiye Garanti Bankasi AS (Turkey)†(a)	5.25%		9/13/2022		9,100	9,443,525
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.125%(5 Yr Swap rate + 4.22%)	#	5/24/2027		13,963	14,147,996
UniCredit SpA (Italy)(a)	8.00%		—	(i)	25,624	26,889,185
Washington Mutual Bank(k)	6.875%		6/15/2011		10,000	1,000	(c)(j)
Zenith Bank plc (Nigeria)†(a)	6.25%		4/22/2019		6,375	6,465,334
Total						292,997,804

Beverages 0.13%

Central American Bottling Corp. (Guatemala)†(a)	5.75%		1/31/2027		8,449	8,964,220

Building & Construction 2.67%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%		8/1/2025		6,688	6,671,280
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%		2/15/2021		7,060	7,298,275
AV Homes, Inc.	6.625%		5/15/2022		6,755	6,987,237
Beazer Homes USA, Inc.	6.75%		3/15/2025		5,918	6,258,285
Beazer Homes USA, Inc.	8.75%		3/15/2022		10,602	11,741,715

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction (continued)

Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. (Canada)†(a)	6.125%	7/1/2022	$5,132	$5,375,770
Century Communities, Inc.†	5.875%	7/15/2025	10,125	10,074,375
K Hovnanian Enterprises, Inc.†	10.00%	7/15/2022	7,999	8,238,970
Lennar Corp.	4.50%	4/30/2024	8,771	9,099,912
Lennar Corp.	4.75%	5/30/2025	8,768	9,129,680
M/I Homes, Inc.†	5.625%	8/1/2025	5,575	5,686,500
MDC Holdings, Inc.	6.00%	1/15/2043	7,110	6,843,375
New Home Co., Inc. (The)†	7.25%	4/1/2022	9,477	9,856,080
PulteGroup, Inc.	5.00%	1/15/2027	17,664	18,260,160
PulteGroup, Inc.	5.50%	3/1/2026	10,017	10,805,839
PulteGroup, Inc.	6.375%	5/15/2033	8,091	8,657,370
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	9,489	9,821,115
TRI Pointe Group, Inc.	5.25%	6/1/2027	18,795	19,053,431
William Lyon Homes, Inc.	5.875%	1/31/2025	11,343	11,683,290
Total				181,542,659

Building Materials 2.42%

American Builders & Contractors Supply Co., Inc.†	5.75%	12/15/2023	6,114	6,442,628
BMC East LLC†	5.50%	10/1/2024	9,357	9,778,065
Builders FirstSource, Inc.†	5.625%	9/1/2024	5,904	6,191,820
Builders FirstSource, Inc.†	10.75%	8/15/2023	4,238	4,852,510
CD&R Waterworks Merger Sub LLC†	6.125%	8/15/2025	6,664	6,813,940
CIMPOR Financial Operations BV (Netherlands)†(a)	5.75%	7/17/2024	9,683	8,806,688
FBM Finance, Inc.†	8.25%	8/15/2021	6,094	6,535,815
Grupo Cementos de Chihuahua SAB de CV (Mexico)†(a)	5.25%	6/23/2024	8,508	8,741,970
Hillman Group, Inc. (The)†	6.375%	7/15/2022	13,159	12,665,537
Masonite International Corp.†	5.625%	3/15/2023	11,014	11,537,165
NCI Building Systems, Inc.†	8.25%	1/15/2023	6,374	6,860,018
Standard Industries, Inc.†	5.375%	11/15/2024	12,420	13,041,000
Standard Industries, Inc.†	6.00%	10/15/2025	16,790	18,133,200
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025	7,227	7,425,742
Summit Materials LLC/Summit Materials Finance Corp.	6.125%	7/15/2023	6,045	6,362,363
U.S. Concrete, Inc.	6.375%	6/1/2024	10,306	11,182,010
USG Corp.†	5.50%	3/1/2025	9,226	9,837,222
WESCO Distribution, Inc.	5.375%	6/15/2024	8,994	9,421,215
Total				164,628,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television 6.48%

Altice Financing SA (Luxembourg)†(a)	6.625%	2/15/2023	$10,200	$10,812,000
Altice Financing SA (Luxembourg)†(a)	7.50%	5/15/2026	9,369	10,284,351
Altice Finco SA (Luxembourg)†(a)	8.125%	1/15/2024	5,965	6,477,692
Block Communications, Inc.†	6.875%	2/15/2025	9,737	10,522,046
Cable One, Inc.†	5.75%	6/15/2022	6,028	6,329,400
Cablevision SA (Argentina)†(a)	6.50%	6/15/2021	5,945	6,365,193
Cablevision Systems Corp.	5.875%	9/15/2022	13,270	13,900,325
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	7,122	7,468,343
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	8,000	8,260,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	27,303	28,932,716
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	34,427	36,664,755
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	5/1/2027	26,066	27,760,290
CSC Holdings LLC†	10.875%	10/15/2025	63,087	77,754,727
DISH DBS Corp.	7.75%	7/1/2026	68,240	80,267,300
Midcontinent Communications/Midcontinent Finance Corp.†	6.875%	8/15/2023	12,423	13,478,955
SFR Group SA (France)†(a)	6.00%	5/15/2022	12,055	12,672,819
SFR Group SA (France)†(a)	6.25%	5/15/2024	6,173	6,527,947
SFR Group SA (France)†(a)	7.375%	5/1/2026	6,400	6,936,128
Unitymedia GmbH (Germany)†(a)	6.125%	1/15/2025	3,691	3,967,640
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.00%	1/15/2025	14,812	15,700,720
UPCB Finance IV Ltd.†	5.375%	1/15/2025	14,000	14,595,000
Virgin Media Finance plc (United Kingdom)†(a)	6.00%	10/15/2024	6,095	6,407,369
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	10,090	10,745,850
Ziggo Secured Finance BV (Netherlands)†(a)	5.50%	1/15/2027	18,200	18,814,250
Total				441,645,816

Chemicals 2.60%

Ashland LLC	6.875%	5/15/2043	11,763	12,880,485
Blue Cube Spinco, Inc.	10.00%	10/15/2025	16,816	20,809,800
Chemours Co. (The)	5.375%	5/15/2027	3,877	4,051,465
Chemours Co. (The)	7.00%	5/15/2025	17,977	19,909,527
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	4,965	5,598,038
Hexion, Inc.	6.625%	4/15/2020	8,132	7,440,780
Hexion, Inc.†	10.375%	2/1/2022	6,100	5,978,000
Koppers, Inc.†	6.00%	2/15/2025	5,873	6,240,063
Kraton Polymers LLC/Kraton Polymers Capital Corp.†	10.50%	4/15/2023	5,194	6,012,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

Momentive Performance Materials, Inc.(k)	10.00%	10/15/2020	$3,105	$311	(c)(j)
Olin Corp.	5.125%	9/15/2027	10,264	10,648,900
SPCM SA (France)†(a)	4.875%	9/15/2025	11,231	11,596,007
TPC Group, Inc.†	8.75%	12/15/2020	10,299	9,861,292
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(a)	6.75%	5/1/2022	10,995	11,728,916
Tronox Finance LLC	6.375%	8/15/2020	3,062	3,115,585
Tronox Finance LLC†	7.50%	3/15/2022	15,324	16,128,510
Valvoline, Inc.†	5.50%	7/15/2024	6,003	6,385,691
Venator Finance S.a.r.l/Venator Materials LLC (Luxembourg)†(a)	5.75%	7/15/2025	5,627	5,778,226
Versum Materials, Inc.†	5.50%	9/30/2024	12,218	12,889,990
Total				177,053,641

Consumer/Commercial/Lease Financing 2.24%

CURO Financial Technologies Corp.†	12.00%	3/1/2022	6,533	7,006,642
Enova International, Inc.†(l)	8.50%	9/1/2024	8,378	8,419,890
Enova International, Inc.	9.75%	6/1/2021	4,495	4,787,175
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	23,234	23,823,214
Navient Corp.	5.875%	3/25/2021	51,449	54,085,761
Navient Corp.	6.125%	3/25/2024	22,255	22,811,375
Navient Corp.	6.625%	7/26/2021	4,354	4,653,338
Navient Corp.	6.75%	6/25/2025	12,939	13,359,517
Provident Funding Associates LP/PFG Finance Corp.†	6.375%	6/15/2025	6,671	6,921,163
TMX Finance LLC/TitleMax Finance Corp.†	8.50%	9/15/2018	7,346	6,813,415
Total				152,681,490

Diversified Capital Goods 1.06%

BCD Acquisition, Inc.†	9.625%	9/15/2023	9,607	10,627,744
EnerSys†	5.00%	4/30/2023	6,124	6,323,030
General Cable Corp.	5.75%	10/1/2022	14,092	14,479,530
Griffon Corp.	5.25%	3/1/2022	6,425	6,585,625
NANA Development Corp.†	9.50%	3/15/2019	6,358	6,453,370
SPX FLOW, Inc.†	5.625%	8/15/2024	6,252	6,502,080
SPX FLOW, Inc.†	5.875%	8/15/2026	6,067	6,370,350
Titan International, Inc.	6.875%	10/1/2020	6,268	6,483,964
Werner FinCo LP/Werner FinCo, Inc.†	8.75%	7/15/2025	8,442	8,526,420
Total				72,352,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 1.36%

Calpine Corp.	5.75%	1/15/2025	$3,670	$3,394,750
DPL, Inc.	7.25%	10/15/2021	6,022	6,571,508
Dynegy, Inc.	7.625%	11/1/2024	24,421	25,306,261
Dynegy, Inc.†	8.125%	1/30/2026	12,975	13,412,906
Elwood Energy LLC	8.159%	7/5/2026	8,181	9,203,739
NRG Yield Operating LLC	5.00%	9/15/2026	4,331	4,450,103
NRG Yield Operating LLC	5.375%	8/15/2024	3,621	3,802,050
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	8,399	9,091,604
Red Oak Power LLC	9.20%	11/30/2029	6,568	7,290,480
TerraForm Power Operating LLC†~	6.375%	2/1/2023	9,542	9,923,680
Total				92,447,081

Electric: Integrated 0.21%

Capex SA (Argentina)†(a)	6.875%	5/15/2024	6,823	6,993,575
Pampa Energia SA (Argentina)†(a)	7.50%	1/24/2027	6,551	7,025,947
Total				14,019,522

Electronics 0.72%

Micron Technology, Inc.†	5.25%	8/1/2023	6,304	6,595,560
Micron Technology, Inc.†	5.25%	1/15/2024	6,594	6,890,730
Qorvo, Inc.	7.00%	12/1/2025	18,614	21,173,425
Sensata Technologies BV†	5.625%	11/1/2024	13,449	14,709,844
Total				49,369,559

Energy: Exploration & Production 6.74%

Afren plc (United Kingdom)†(a)(k)	6.625%	12/9/2020	4,806	24,991
Afren plc (United Kingdom)†(a)(k)	10.25%	4/8/2019	3,367	17,507
Afren plc (United Kingdom)†(a)(k)	11.50%	2/1/2016	4,294	22,327
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.†	7.875%	12/15/2024	13,690	14,750,975
Bill Barrett Corp.	7.00%	10/15/2022	11,930	10,379,100
Callon Petroleum Co.	6.125%	10/1/2024	11,189	11,412,780
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	10,173	9,918,675
Carrizo Oil & Gas, Inc.	8.25%	7/15/2025	6,474	6,732,960
CONSOL Energy, Inc.	5.875%	4/15/2022	8,644	8,687,220
CONSOL Energy, Inc.	8.00%	4/1/2023	7,074	7,498,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Continental Resources, Inc.	3.80%	6/1/2024	$28,614	$26,754,090
Continental Resources, Inc.	4.50%	4/15/2023	11,861	11,712,737
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	16,850	17,250,187
Denbury Resources, Inc.	5.50%	5/1/2022	7,909	3,657,913
Diamondback Energy, Inc.	4.75%	11/1/2024	13,224	13,323,180
Eclipse Resources Corp.	8.875%	7/15/2023	9,441	9,488,205
Energen Corp.	4.625%	9/1/2021	8,925	9,014,250
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	6,728	6,610,260
Extraction Oil & Gas, Inc.†	7.375%	5/15/2024	6,902	6,971,020
Halcon Resources Corp.†	6.75%	2/15/2025	6,601	6,667,010
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	23,098	21,943,100
Jones Energy Holdings LLC/Jones Energy Finance Corp.	6.75%	4/1/2022	15,233	10,777,348
Kosmos Energy Ltd.†	7.875%	8/1/2021	13,131	13,623,412
Matador Resources Co.	6.875%	4/15/2023	6,901	7,211,545
MEG Energy Corp. (Canada)†(a)	6.50%	1/15/2025	11,751	10,957,807
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	24,063	19,250,400
Murphy Oil Corp.	6.875%	8/15/2024	6,769	7,166,679
Newfield Exploration Co.	5.75%	1/30/2022	6,239	6,613,340
Oasis Petroleum, Inc.	6.875%	3/15/2022	13,717	13,442,660
Parsley Energy LLC/Parsley Finance Corp.†	6.25%	6/1/2024	8,256	8,648,160
PDC Energy, Inc.†	6.125%	9/15/2024	2,755	2,837,650
PDC Energy, Inc.	7.75%	10/15/2022	7,367	7,670,889
Permian Resources LLC†	13.00%	11/30/2020	7,706	8,938,960
Range Resources Corp.	4.875%	5/15/2025	15,892	15,296,050
Sanchez Energy Corp.	6.125%	1/15/2023	12,888	9,891,540
Sanchez Energy Corp.	7.75%	6/15/2021	9,239	8,037,930
Seven Generations Energy Ltd. (Canada)†(a)	6.75%	5/1/2023	11,714	12,255,772
Seven Generations Energy Ltd. (Canada)†(a)	6.875%	6/30/2023	15,192	15,875,640
SM Energy Co.	6.50%	1/1/2023	11,169	10,750,163
Southwestern Energy Co.	6.70%	1/23/2025	13,615	13,342,700
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022	18,560	14,940,800
Ultra Resources, Inc.†	6.875%	4/15/2022	2,806	2,763,910
Ultra Resources, Inc.†	7.125%	4/15/2025	2,615	2,552,894
WPX Energy, Inc.	5.25%	9/15/2024	11,997	11,817,045
WPX Energy, Inc.	6.00%	1/15/2022	11,140	11,543,825
YPF SA (Argentina)†(a)	6.95%	7/21/2027	9,011	9,650,781
Total				458,694,827

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug Retailers 0.54%

Ingles Markets, Inc.	5.75%	6/15/2023	$6,978	$6,890,775
New Albertson's, Inc.	7.45%	8/1/2029	7,386	6,483,431
New Albertson's, Inc.	7.75%	6/15/2026	3,820	3,514,400
Rite Aid Corp.†	6.125%	4/1/2023	10,233	10,092,296
Rite Aid Corp.	7.70%	2/15/2027	1,976	1,906,840
SMU SA (Chile)†(a)	7.75%	2/8/2020	6,448	6,628,995
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	1,561	1,151,238
Total				36,667,975

Food: Wholesale 1.74%

Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023	8,214	8,821,836
Bumble Bee Holdco SCA PIK 10.375% (Luxembourg)†(a)	9.625%	3/15/2018	5,231	5,242,046
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	9,554	10,425,802
Cosan Luxembourg SA (Luxembourg)†(a)	7.00%	1/20/2027	11,935	12,920,831
Dole Food Co., Inc.†	7.25%	6/15/2025	3,992	4,301,380
Hearthside Group Holdings LLC/Hearthside Finance Co.†	6.50%	5/1/2022	6,572	6,719,870
KeHE Distributors LLC/KeHE Finance Corp.†	7.625%	8/15/2021	6,361	6,392,805
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022	13,646	14,965,705
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	7,052	7,307,635
MHP SE (Ukraine)†(a)	7.75%	5/10/2024	4,763	5,047,827
MHP SE (Ukraine)†(a)	8.25%	4/2/2020	8,163	8,765,740
Performance Food Group, Inc.†	5.50%	6/1/2024	9,177	9,475,252
Post Holdings, Inc.†	5.75%	3/1/2027	9,494	9,873,760
Southern States Cooperative, Inc.†	10.00%	8/15/2021	6,046	5,826,833
Tonon Luxembourg SA (Luxembourg)†(a)(k)	10.50%	5/14/2024	6,225	2,645,625
Total				118,732,947

Forestry/Paper 1.01%

Boise Cascade Co.†	5.625%	9/1/2024	16,563	17,432,557
Eldorado Intl. Finance GmbH (Austria)†(a)	8.625%	6/16/2021	8,505	8,696,363
Louisiana-Pacific Corp.	4.875%	9/15/2024	12,530	12,858,912
Neenah Paper, Inc.†	5.25%	5/15/2021	7,386	7,533,720
Norbord, Inc. (Canada)†(a)	6.25%	4/15/2023	12,650	13,662,000
Rayonier AM Products, Inc.†	5.50%	6/1/2024	9,038	8,902,430
Total				69,085,982

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 2.98%

Caesars Entertainment Operating Co., Inc. (k)	10.00%	12/15/2018	$11,707	$10,772,714
Caesars Entertainment Operating Co., Inc.(k)	11.25%	9/1/2017	5,108	6,505,807
Chester Downs & Marina LLC/Chester Downs Finance Corp.†	9.25%	2/1/2020	6,259	6,446,770
Eldorado Resorts, Inc.	6.00%	4/1/2025	6,073	6,482,928
Eldorado Resorts, Inc.	7.00%	8/1/2023	8,833	9,528,599
Gateway Casinos & Entertainment Ltd. (Canada)†(a)	8.25%	3/1/2024	6,800	7,106,000
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	4,415	4,801,313
International Game Technology plc†	6.50%	2/15/2025	9,072	10,228,680
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	9,358	10,106,640
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	6,675	7,292,437
MGM Resorts International	6.00%	3/15/2023	35,374	39,176,705
MGM Resorts International	7.75%	3/15/2022	2,156	2,527,910
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	19,105	20,131,894
Penn National Gaming, Inc.†	5.625%	1/15/2027	13,188	13,715,520
Pinnacle Entertainment, Inc.	5.625%	5/1/2024	6,479	6,689,568
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	6.125%	8/15/2021	7,716	7,812,450
Scientific Games International, Inc.	10.00%	12/1/2022	14,090	15,727,962
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%	5/15/2025	6,952	6,830,340
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	10,355	10,820,975
Total				202,705,212

Gas Distribution 2.55%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.25%	1/15/2025	6,607	7,028,196
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	4,019	4,280,235
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%	5/1/2024	1,061	1,159,143
Antero Midstream Partners LP/Antero Midstream Finance Corp.	5.375%	9/15/2024	8,225	8,430,625
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	6.125%	11/15/2022	6,885	7,108,763
Cheniere Corpus Christi Holdings LLC†	5.125%	6/30/2027	10,082	10,460,075
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	11,378	12,274,017
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	5,339	6,099,808
Delek Logistics Partners LP†	6.75%	5/15/2025	8,471	8,576,888
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	6,559	7,036,898
Energy Transfer Equity LP	5.50%	6/1/2027	10,571	11,310,970
Energy Transfer Equity LP	5.875%	1/15/2024	8,856	9,586,620
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.00%	8/1/2024	7,202	7,526,090
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	4,700	5,103,314
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023	6,105	6,440,775
NGPL PipeCo LLC†	4.375%	8/15/2022	639	658,170
NGPL PipeCo LLC†	4.875%	8/15/2027	2,788	2,878,610
Rockies Express Pipeline LLC†	5.625%	4/15/2020	10,597	11,206,327

See Notes to Schedule of Investments.

 Schedule of Investments (unaudited)(continued)

 LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

Rockies Express Pipeline LLC†	6.875%	4/15/2040	$13,093	$14,369,567
Southern Star Central Corp.†	5.125%	7/15/2022	9,846	10,141,380
Williams Cos., Inc. (The)	3.70%	1/15/2023	8,560	8,538,600
Williams Cos., Inc. (The)	4.55%	6/24/2024	7,186	7,383,615
Williams Cos., Inc. (The)	5.75%	6/24/2044	6,104	6,363,420
Total				173,962,106

Health Facilities 4.09%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	5,913	6,193,868
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	7,857	8,465,918
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	10,755	10,875,994
CHS/Community Health Systems, Inc.	6.875%	2/1/2022	8,069	6,727,529
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	19,248	19,151,760
HCA, Inc.	5.25%	4/15/2025	11,532	12,468,975
HCA, Inc.	5.25%	6/15/2026	46,542	50,207,182
HCA, Inc.	5.50%	6/15/2047	11,129	11,532,426
HCA, Inc.	5.875%	3/15/2022	11,361	12,615,254
HCA, Inc.	7.50%	2/15/2022	5,000	5,775,000
HCA, Inc.	7.50%	12/15/2023	10,647	12,510,225
HCA, Inc.	7.69%	6/15/2025	3,765	4,414,463
HCA, Inc.	8.36%	4/15/2024	12,701	15,368,210
Kindred Healthcare, Inc.	8.75%	1/15/2023	18,421	17,914,422
LifePoint Health, Inc.	5.375%	5/1/2024	6,581	6,827,788
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	10,879	11,599,734
SP Finco LLC†	6.75%	7/1/2025	3,949	3,736,741
Surgery Center Holdings, Inc.†	8.875%	4/15/2021	5,230	5,386,900
Tenet Healthcare Corp.†	5.125%	5/1/2025	13,655	13,773,798
Tenet Healthcare Corp.	8.125%	4/1/2022	40,868	43,013,570
Total				278,559,757

Health Services 0.77%

Air Medical Group Holdings, Inc.†	6.375%	5/15/2023	10,687	10,125,932
ASP AMC Merger Sub, Inc.†	8.00%	5/15/2025	9,231	8,838,682
Eagle Holding Co. II LLC PIK 8.375%†	7.625%	5/15/2022	4,320	4,476,600
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	3,766	4,180,260
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	9,305	9,781,416
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	6,557	6,770,103
West Street Merger Sub, Inc.†	6.375%	9/1/2025	8,401	8,443,005
Total				52,615,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Hotels 0.49%

ESH Hospitality, Inc.†	5.25%	5/1/2025	$11,575	$11,951,188
Hilton Domestic Operating Co., Inc.	4.25%	9/1/2024	7,611	7,822,586
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.125%	12/1/2024	12,210	13,446,262
Total				33,220,036

Insurance Brokerage 0.26%

Alliant Holdings Intermediate LLC†	8.25%	8/1/2023	10,196	10,731,290
AssuredPartners, Inc.†	7.00%	8/15/2025	6,776	6,843,082
Total				17,574,372

Integrated Energy 0.19%

Petrobras Global Finance BV (Netherlands)(a)	5.625%	5/20/2043	15,000	13,211,250

Investments & Miscellaneous Financial Services 0.55%

MSCI, Inc.†	5.75%	8/15/2025	14,906	16,283,314
OM Asset Management plc (United Kingdom)(a)	4.80%	7/27/2026	7,100	7,349,476
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	13,221	13,749,840
Total				37,382,630

Machinery 0.39%

ATS Automation Tooling Systems, Inc. (Canada)†(a)	6.50%	6/15/2023	6,621	6,952,050
Manitowoc Co., Inc. (The)†	12.75%	8/15/2021	4,450	5,150,875
Tennant Co.†	5.625%	5/1/2025	6,242	6,546,297
Welbilt, Inc.	9.50%	2/15/2024	7,122	8,243,715
Total				26,892,937

Managed Care 1.05%

Centene Corp.	4.75%	1/15/2025	4,950	5,123,250
Centene Corp.	6.125%	2/15/2024	18,110	19,536,162
Molina Healthcare, Inc.†	4.875%	6/15/2025	13,099	12,935,263
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	8,894	9,561,050
WellCare Health Plans, Inc.	5.25%	4/1/2025	23,451	24,623,550
Total				71,779,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Content 2.65%

AMC Networks, Inc.	4.75%	8/1/2025	$6,955	$6,989,775
AMC Networks, Inc.	5.00%	4/1/2024	8,904	9,204,510
Belo Corp.	7.25%	9/15/2027	10,568	11,915,420
EMI Music Publishing Group North America Holdings, Inc.†	7.625%	6/15/2024	10,118	11,180,390
EW Scripps Co. (The)†	5.125%	5/15/2025	7,135	7,242,025
iHeartCommunications, Inc.	9.00%	3/1/2021	30,368	22,206,600
Netflix, Inc.†	4.375%	11/15/2026	5,750	5,620,625
Netflix, Inc.	5.875%	2/15/2025	28,903	31,359,755
Salem Media Group, Inc.†	6.75%	6/1/2024	11,809	12,281,360
Sirius XM Radio, Inc.†	5.00%	8/1/2027	13,048	13,472,060
Sirius XM Radio, Inc.†	5.375%	7/15/2026	11,053	11,633,283
Sirius XM Radio, Inc.†	6.00%	7/15/2024	7,306	7,910,791
Townsquare Media, Inc.†	6.50%	4/1/2023	10,533	10,651,496
Univision Communications, Inc.†	5.125%	2/15/2025	12,469	12,562,517
WMG Acquisition Corp.†	5.00%	8/1/2023	6,372	6,602,985
Total				180,833,592

Medical Products 0.64%

Hill-Rom Holdings, Inc.†	5.00%	2/15/2025	6,599	6,796,970
Hill-Rom Holdings, Inc.†	5.75%	9/1/2023	8,123	8,590,072
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	21,079	20,762,815
Teleflex, Inc.	4.875%	6/1/2026	7,286	7,541,010
Total				43,690,867

Metals/Mining (Excluding Steel) 6.21%

Alcoa Nederland Holding BV (Netherlands)†(a)	6.75%	9/30/2024	22,337	24,626,542
Aleris International, Inc.†	9.50%	4/1/2021	12,574	13,422,745
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%	5/1/2025	8,005	8,395,244
Anglo American Capital plc (United Kingdom)†(a)	4.75%	4/10/2027	20,715	21,854,325
Anglo American Capital plc (United Kingdom)†(a)	4.875%	5/14/2025	9,075	9,640,372
Baffinland Iron Mines Corp. (Canada)†(a)	12.00%	2/1/2022	10,013	10,125,646
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022	6,790	6,603,275
Century Aluminum Co.†	7.50%	6/1/2021	5,100	5,240,250
Cleveland-Cliffs, Inc.†	5.75%	3/1/2025	19,586	19,226,597
Coeur Mining, Inc.†	5.875%	6/1/2024	7,025	7,051,344
Compass Minerals International, Inc.†	4.875%	7/15/2024	12,225	12,056,906
Eldorado Gold Corp. (Canada)†(a)	6.125%	12/15/2020	5,955	6,088,988
Ferroglobe plc/Globe Specialty Metals, Inc. (United kingdom)†(a)	9.375%	3/1/2022	16,763	18,041,179
First Quantum Minerals Ltd. (Canada)†(a)	7.25%	4/1/2023	7,400	7,622,000
Freeport-McMoRan, Inc.	3.55%	3/1/2022	8,364	8,243,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Metals/Mining (Excluding Steel) (continued)

Freeport-McMoRan, Inc.	3.875%	3/15/2023			$64,124	$63,803,380
GrafTech International Ltd.	6.375%	11/15/2020			11,403	10,633,297
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023			5,794	6,243,035
Hecla Mining Co.	6.875%	5/1/2021			6,169	6,395,649
Hudbay Minerals, Inc. (Canada)†(a)	7.25%	1/15/2023			6,291	6,794,280
Hudbay Minerals, Inc. (Canada)†(a)	7.625%	1/15/2025			6,783	7,512,173
Imperial Metals Corp. (Canada)†(a)	7.00%	3/15/2019			8,089	6,996,985
Kinross Gold Corp. (Canada)(a)	5.125%	9/1/2021			4,200	4,483,962
Kinross Gold Corp. (Canada)(a)	5.95%	3/15/2024			16,264	17,971,720
Lundin Mining Corp. (Canada)†(a)	7.875%	11/1/2022			16,999	18,613,905
Mirabela Nickel Ltd. (Australia)	1.00%	9/10/2044			51	5	(c)(j)
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022			10,764	11,194,560
Novelis Corp.†	5.875%	9/30/2026			12,009	12,549,405
Novelis Corp.†	6.25%	8/15/2024			7,351	7,782,871
Peabody Energy Corp.†	6.375%	3/31/2025			6,826	6,988,118
Peabody Energy Corp.	10.00%	3/15/2022			7,120	712	(c)(j)
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025			12,979	13,530,607
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%	1/15/2021			5,217	5,425,680
Rain CII Carbon LLC/CII Carbon Corp.†(b)	8.50%	1/15/2021		EUR	3,679	4,584,965
Samarco Mineracao SA (Brazil)†(a)(k)	4.125%	11/1/2022			$11,080	6,648,000
Teck Resources Ltd. (Canada)†(a)	8.50%	6/1/2024			9,436	10,898,580
Vedanta Resources plc (India)†(a)	6.125%	8/9/2024			15,745	15,862,710
Total						423,153,780

Monoline Insurance 0.42%

MGIC Investment Corp.	5.75%	8/15/2023			12,840	14,075,850
Radian Group, Inc.	7.00%	3/15/2021			12,771	14,447,194
Total						28,523,044

Multi-Line Insurance 0.19%

ING Groep NV (Netherlands)(a)	6.875%(5 Yr Swap rate + 5.12%) #	—	(i)		11,714	12,654,084

Oil Field Equipment & Services 1.69%

Exterran Energy Solutions LP/EES Finance Corp.†	8.125%	5/1/2025			11,363	11,732,297
Forum Energy Technologies, Inc.	6.25%	10/1/2021			13,594	13,458,060
FTS International, Inc.	6.25%	5/1/2022			7,707	6,705,090
Precision Drilling Corp. (Canada)(a)	5.25%	11/15/2024			18,343	16,095,982

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services (continued)

Precision Drilling Corp. (Canada)(a)	6.50%	12/15/2021	$4,002	$3,901,950
Precision Drilling Corp. (Canada)(a)	7.75%	12/15/2023	4,385	4,374,038
SESI LLC	7.125%	12/15/2021	6,870	6,938,700
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	7,971	8,628,066
Transocean Proteus Ltd.†	6.25%	12/1/2024	8,528	8,975,878
Trinidad Drilling Ltd. (Canada)†(a)	6.625%	2/15/2025	8,134	7,564,620
Unit Corp.	6.625%	5/15/2021	6,737	6,652,788
Weatherford International Ltd.	7.75%	6/15/2021	6,657	6,681,964
Weatherford International Ltd.†	9.875%	2/15/2024	12,998	13,355,445
Total				115,064,878

Oil Refining & Marketing 0.24%

Citgo Holding, Inc.†	10.75%	2/15/2020	15,084	16,177,590

Packaging 0.75%

BWAY Holding Co.†	7.25%	4/15/2025	20,135	20,613,207
Pactiv LLC	7.95%	12/15/2025	9,375	10,535,156
Sealed Air Corp.†	4.875%	12/1/2022	201	212,306
Sealed Air Corp.†	6.875%	7/15/2033	11,505	13,518,375
Silgan Holdings, Inc.†	4.75%	3/15/2025	6,319	6,508,570
Total				51,387,614

Personal & Household Products 0.90%

Arcelik AS (Turkey)†(a)	5.00%	4/3/2023	6,475	6,670,649
Central Garden & Pet Co.	6.125%	11/15/2023	9,889	10,581,230
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	12,487	8,366,290
Gibson Brands, Inc.†	8.875%	8/1/2018	9,600	7,464,000
High Ridge Brands Co.†	8.875%	3/15/2025	9,249	8,879,040
Prestige Brands, Inc.†	6.375%	3/1/2024	5,338	5,725,005
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	5,965	6,419,831
Tempur Sealy International, Inc.	5.50%	6/15/2026	6,756	6,990,095
Total				61,096,140

Pharmaceuticals 0.29%

Valeant Pharmaceuticals International†	6.375%	10/15/2020	6,720	6,688,416
Valeant Pharmaceuticals International, Inc.†	6.50%	3/15/2022	4,119	4,330,099
Valeant Pharmaceuticals International, Inc.†	7.00%	3/15/2024	8,092	8,607,865
Total				19,626,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Rail 0.30%

Rumo Luxembourg Sarl (Luxembourg)†(a)	7.375%	2/9/2024		$9,799	$10,514,327
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023		9,607	10,039,315
Total					20,553,642

Real Estate Development & Management 0.13%

Kaisa Group Holdings Ltd., Co. (China)(a)	9.375%	6/30/2024		8,668	8,805,925

Real Estate Investment Trusts 0.10%

Starwood Property Trust, Inc.	5.00%	12/15/2021		6,274	6,517,118

Recreation & Travel 1.46%

24 Hour Fitness Worldwide, Inc.†	8.00%	6/1/2022		7,771	7,287,644
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.	5.375%	6/1/2024		6,711	7,113,660
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027		6,729	7,082,273
ClubCorp Club Operations, Inc.†	8.25%	12/15/2023		6,241	6,997,721
LTF Merger Sub, Inc.†	8.50%	6/15/2023		11,532	12,281,580
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027		8,646	11,490,439
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025		15,848	17,155,460
Six Flags Entertainment Corp.†	4.875%	7/31/2024		12,820	12,964,866
Speedway Motorsports, Inc.	5.125%	2/1/2023		6,485	6,711,975
Viking Cruises Ltd.†	6.25%	5/15/2025		9,887	10,134,175
Total					99,219,793

Restaurants 1.50%

Arcos Dorados Holdings, Inc. (Uruguay)†(a)	5.875%	4/4/2027		7,205	7,442,693
Arcos Dorados Holdings, Inc. (Uruguay)†(a)	6.625%	9/27/2023		5,227	5,775,835
Carrols Restaurant Group, Inc.	8.00%	5/1/2022		6,861	7,341,270
CEC Entertainment, Inc.	8.00%	2/15/2022		11,117	11,672,850
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027		7,756	7,978,985
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024		19,685	20,625,943
PF Chang's China Bistro, Inc.†	10.25%	6/30/2020		6,434	6,417,915
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021		5,555	5,596,663
Stonegate Pub Co. Financing plc†(b)	4.875%	3/15/2022	GBP	7,941	10,485,979
Wendy's International LLC	7.00%	12/15/2025		$10,154	10,814,010
Yum! Brands, Inc.	5.35%	11/1/2043		8,462	7,975,350
Total					102,127,493

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 1.50%

Camelot Finance SA (Luxembourg)†(a)	7.875%	10/15/2024	$5,984	$6,507,600
First Data Corp.†	5.75%	1/15/2024	32,010	33,780,153
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.†	7.25%	8/1/2022	6,923	6,611,465
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025	6,914	7,164,633
Rackspace Hosting, Inc.†	8.625%	11/15/2024	7,103	7,555,816
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	11,925	13,639,219
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	7,241	7,512,537
VeriSign, Inc.	4.625%	5/1/2023	3,176	3,283,190
VeriSign, Inc.	5.25%	4/1/2025	8,447	9,080,525
WEX, Inc.†	4.75%	2/1/2023	6,627	6,834,094
Total				101,969,232

Specialty Retail 0.84%

Conn’s, Inc.	7.25%	7/15/2022	7,318	7,135,050
FirstCash, Inc.†	5.375%	6/1/2024	7,154	7,565,355
Hot Topic, Inc.†	9.25%	6/15/2021	12,682	11,524,767
Jo-Ann Stores Holdings, Inc. PIK 10.50%†	9.75%	10/15/2019	1,773	1,737,540
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	6,441	6,602,025
Murphy Oil USA, Inc.	5.625%	5/1/2027	4,513	4,851,475
Murphy Oil USA, Inc.	6.00%	8/15/2023	6,432	6,809,880
Rent-A-Center, Inc.	4.75%	5/1/2021	11,749	10,779,708
Total				57,005,800

Steel Producers/Products 1.38%

AK Steel Corp.	7.00%	3/15/2027	6,745	6,896,763
ArcelorMittal (Luxembourg)(a)	6.125%	6/1/2025	37,211	42,885,677
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(a)	6.50%	5/15/2021	8,832	9,315,110
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	6,892	7,813,805
Steel Dynamics, Inc.	5.00%	12/15/2026	7,875	8,347,500
Steel Dynamics, Inc.	5.50%	10/1/2024	5,777	6,217,496
U.S. Steel Corp.†	8.375%	7/1/2021	5,729	6,344,868
Zekelman Industries, Inc.†	9.875%	6/15/2023	5,242	5,884,145
Total				93,705,364

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services 3.44%

ADT Corp. (The)†	4.875%	7/15/2032	$7,842	$7,332,270
AECOM	5.125%	3/15/2027	8,665	8,838,300
AECOM	5.875%	10/15/2024	5,866	6,445,267
Ahern Rentals, Inc.†	7.375%	5/15/2023	10,342	9,359,510
APX Group, Inc.†	7.625%	9/1/2023	13,376	13,610,080
BakerCorp International, Inc.	8.25%	6/1/2019	8,188	7,246,380
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	6,377	6,978,989
Brand Energy & Infrastructure Services, Inc.†	8.50%	7/15/2025	10,276	11,098,080
Carlson Travel, Inc.†	6.75%	12/15/2023	5,450	5,327,375
Carlson Travel, Inc.†	9.50%	12/15/2024	7,201	7,056,980
Cloud Crane LLC†	10.125%	8/1/2024	9,031	10,137,297
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	8,764	9,815,680
GEO Group, Inc. (The)	6.00%	4/15/2026	13,172	13,633,020
GW Honos Security Corp. (Canada)†(a)	8.75%	5/15/2025	7,064	7,560,105
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	7,869	6,452,659
Laureate Education, Inc.†	8.25%	5/1/2025	6,490	7,074,100
Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022	13,595	13,838,527
MasTec, Inc.	4.875%	3/15/2023	12,880	13,137,600
Mobile Mini, Inc.	5.875%	7/1/2024	5,916	6,137,850
Monitronics International, Inc.	9.125%	4/1/2020	12,438	10,525,657
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	7,031	7,786,832
Ritchie Bros Auctioneers, Inc. (Canada)†(a)	5.375%	1/15/2025	6,334	6,603,195
Sotheby's†	5.25%	10/1/2022	9,500	9,796,875
Team Health Holdings, Inc.†	6.375%	2/1/2025	6,844	6,622,597
United Rentals North America, Inc.	4.875%	1/15/2028	5,062	5,125,275
United Rentals North America, Inc.	5.50%	5/15/2027	5,757	6,116,813
United Rentals North America, Inc.	5.875%	9/15/2026	3,158	3,449,326
York Risk Services Holding Corp.†	8.50%	10/1/2022	7,113	6,899,610
Total				234,006,249

Technology Hardware & Equipment 1.74%

CDW LLC/CDW Finance Corp.	5.00%	9/1/2023	3,586	3,742,888
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	11,325	12,471,656
CommScope Technologies LLC†	5.00%	3/15/2027	15,349	15,334,419
CommScope Technologies LLC†	6.00%	6/15/2025	5,776	6,165,880
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	8,954	10,012,511
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	46,670	51,721,110
Western Digital Corp.	10.50%	4/1/2024	15,896	18,896,370
Total				118,344,834

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Satellite 1.04%

Inmarsat Finance plc (United Kingdom)†(a)	6.50%	10/1/2024	$7,074	$7,684,132
Intelsat Connect Finance SA (Luxembourg)†(a)	12.50%	4/1/2022	15,707	15,039,452
Intelsat Jackson Holdings SA (Luxembourg)(a)	5.50%	8/1/2023	11,814	9,923,760
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.25%	10/15/2020	21,275	20,357,516
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.50%	4/1/2021	11,152	10,514,106
Intelsat Jackson Holdings SA (Luxembourg)†(a)	8.00%	2/15/2024	6,616	7,138,995
Total				70,657,961

Telecommunications: Wireless 3.00%

Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	6,275	6,711,614
GTH Finance BV (Netherlands)†(a)	7.25%	4/26/2023	5,962	6,755,626
SBA Communications Corp.	4.875%	9/1/2024	7,916	8,193,060
Sprint Capital Corp.	8.75%	3/15/2032	24,610	30,577,925
Sprint Corp.	7.125%	6/15/2024	14,388	15,844,785
Sprint Corp.	7.625%	2/15/2025	26,682	30,217,365
Sprint Corp.	7.875%	9/15/2023	12,430	14,233,966
T-Mobile USA, Inc.	6.375%	3/1/2025	7,922	8,550,809
T-Mobile USA, Inc.	6.50%	1/15/2026	52,632	58,421,520
T-Mobile USA, Inc.	6.836%	4/28/2023	23,316	24,714,960
Total				204,221,630

Telecommunications: Wireline Integrated & Services 1.60%

Cogent Communications Group, Inc.†	5.375%	3/1/2022	12,907	13,552,350
Equinix, Inc.	5.375%	4/1/2023	5,260	5,509,850
Equinix, Inc.	5.875%	1/15/2026	29,154	32,069,400
GCI, Inc.	6.875%	4/15/2025	19,246	20,689,450
IHS Netherlands Holdco BV (Netherlands)†(a)	9.50%	10/27/2021	7,065	7,316,910
Sable International Finance Ltd.†	6.875%	8/1/2022	9,375	10,136,719
Telecom Italia Capital SA (Luxembourg)(a)	6.375%	11/15/2033	14,137	16,222,207
Telecom Italia Capital SA (Luxembourg)(a)	7.721%	6/4/2038	2,649	3,416,680
Total				108,913,566

Theaters & Entertainment 0.10%

Cinemark USA, Inc.	4.875%	6/1/2023	6,854	6,871,135

Transportation: Infrastructure/Services 1.60%

Autopistas del Sol SA (Costa Rica)†(a)	7.375%	12/30/2030	13,215	13,875,750
CEVA Group plc (United Kingdom)†(a)	7.00%	3/1/2021	11,170	10,834,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Infrastructure/Services (continued)

CMA CGM SA†(b)	6.50%	7/15/2022	EUR	12,860	$15,965,256
Delhi International Airport Ltd. (India)†(a)	6.125%	10/31/2026	$9,135	9,888,637
Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(a)	6.25%	10/30/2019	7,254	7,217,730
Eletson Holdings, Inc. (Greece)†(a)	9.625%	1/15/2022	9,307	7,631,740
Golar LNG Partners LP (United kingdom)†(a)	7.565%(3 Mo. LIBOR + 6.25%)	#	5/15/2021	7,000	7,000,070
Hapag-Lloyd AG†(b)	6.75%	2/1/2022	EUR	5,698	7,303,967
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Greece)†(a)	8.125%	11/15/2021	$10,232	8,543,720
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece)†(a)	7.375%	1/15/2022	7,358	6,015,165
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay)†(a)	7.25%	5/1/2022	6,902	6,772,588
Stena AB (Sweden)†(a)	7.00%	2/1/2024	8,375	8,002,313
Total	109,051,836

Trucking & Delivery 0.16%

XPO CNW, Inc.	6.70%	5/1/2034	10,983	10,598,595
Total High Yield Corporate Bonds (cost $5,575,592,136)	5,800,711,137

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.03%

Morgan Stanley Capital I Trust 2005-IQ9 G† (cost $1,970,640)	5.51	%#(m)	7/15/2056	2,000	1,963,637

Dividend Rate	Shares (000)
PREFERRED STOCK 0.02%

Energy: Exploration & Production

Templar Energy LLC (cost $1,729,802)	Zero Coupon	173	1,664,934
Total Long-Term Investments (cost $6,348,386,967)	6,610,714,902

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 2.12%

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/31/2017, 0.12% due 9/1/2017 with Fixed Income Clearing Corp. collateralized by $71,490,000 of U.S. Treasury Inflation Indexed Bond at 3.875% due 4/15/2029; value: $147,227,078; proceeds: $144,337,064 (cost $144,336,583)	$144,337	$144,336,583
Total Investments in Securities 99.20% (cost $6,492,723,550)		6,755,051,485
Cash and Other Assets in Excess of Liabilities(n) 0.80%		54,580,781
Net Assets 100.00%		$6,809,632,266

ARS	Argentine Peso
CAD	Canadian dollar
CMT	Constant Maturity Treasury
EUR	Euro
GBP	British pound
JPY	Japanese yen
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2017.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(o) in the Notes to Schedule of Investments.
(d)	Level 3 security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2017.
(f)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest rate to be determined.
(h)	Stub Rights issued in connection with a plan of reorganization.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

(i)	Security is perpetual in nature and has no stated maturity.
(j)	Level 3 security fair valued by the Pricing Committee.
(k)	Defaulted (non-income producing security).
(l)	Securities purchased on a when-issued basis (See Note 2(f)).
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	UBS AG	11/16/2017	578,000	$680,489	$690,703	$10,214
British pound	Sell	Goldman Sachs	10/19/2017	8,370,000	10,974,999	10,839,441	135,558
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$145,772

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Standard Chartered Bank	11/16/2017	60,100,000	$71,144,397	$71,818,757	$(674,360)
Japanese yen	Sell	Standard Chartered Bank	10/12/2017	774,400,000	6,815,836	7,056,385	(240,549)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(914,909)

Open Futures Contracts at August 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2017	1,438	Long	$310,947,598	$311,057,375	$109,777
U.S. 5-Year Treasury Note	December 2017	35	Long	4,140,726	4,147,500	6,774
U.S. Long Bond	December 2017	314	Long	48,704,904	49,013,437	308,533
Totals				$363,793,228	$364,218,312	$425,084

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2017	970	Short	$(122,779,050)	$(123,174,844)	$(395,794)
Ultra Long U.S. Treasury Bond	December 2017	94	Short	(15,750,709)	(15,891,874)	(141,165)
Totals				$(138,529,759)	$(139,066,718)	$(536,959)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stocks
Energy: Exploration & Production	$6,258,271	$2,161,959	$—	$8,420,230
Food & Drug Retailers	7,337,022	—	197	7,337,219
Investments & Miscellaneous Financial Services	6,830,498	—	48,812	6,879,310
Transportation: Infrastructure/Services	—	8,696,688	—	8,696,688
Remaining Industries	197,855,926	—	—	197,855,926
Convertible Bonds	—	84,535,563	—	84,535,563
Convertible Preferred Stocks	14,306,931	—	—	14,306,931
Floating Rate Loans
Air Transportation	—	—	10,595,812	10,595,812
Auto Parts & Equipment	—	—	1,686,220	1,686,220
Building Materials	—	14,139,213	—	14,139,213
Consumer/Commercial/Lease Financing	—	6,663,168	—	6,663,168
Department Stores	—	1,906,684	—	1,906,684
Diversified Capital Goods	—	7,534,612	—	7,534,612
Electric: Generation	—	47,067,327	—	47,067,327
Energy: Exploration & Production	—	13,364,586	—	13,364,586
Food & Drug Retailers	—	—	905,677	905,677
Food: Wholesale	—	2,801,599	—	2,801,599
Gaming	—	—	26,759,420	26,759,420
Health Services	—	13,504,124	18,811,275	32,315,399
Investments & Miscellaneous Financial Services	—	2,026,766	14,303,000	16,329,766
Machinery	—	4,450,133	1,971,820	6,421,953
Media: Diversified	—	10,897,589	—	10,897,589
Metals/Mining (Excluding Steel)	—	5,915,769	—	5,915,769
Packaging	—	62,398	—	62,398
Personal & Household Products	—	12,493,957	—	12,493,957
Printing & Publishing	—	—	10,845,275	10,845,275
Real Estate Development & Management	—	5,990,104	—	5,990,104
Recreation & Travel	—	21,677,269	—	21,677,269
Software/Services	—	10,204,330	6,490,044	16,694,374
Specialty Retail	—	46,647,036	—	46,647,036
Support: Services	—	24,785,206	4,898,390	29,683,596
Technology Hardware & Equipment	—	6,973,441	—	6,973,441
Telecommunications: Wireline Integrated & Services	—	6,725,675	—	6,725,675
Transportation: Infrastructure/Services	—	6,720,960	—	6,720,960
Trucking & Delivery	—	9,600,035	—	9,600,035
Foreign Bonds	—	36,456,042	—	36,456,042
Foreign Government Obligations	—	62,468,371	—	62,468,371
High Yield Corporate Bonds
Automakers	—	58,144,791	850	58,145,641
Banking	—	292,996,804	1,000	292,997,804
Chemicals	—	177,053,330	311	177,053,641
Metals/Mining (Excluding Steel)	—	423,153,063	717	423,153,780
Remaining Industries	—	4,849,360,271	—	4,849,360,271
Non-Agency Commercial Mortgage-Backed Security	—	1,963,637	—	1,963,637
Preferred Stock	—	1,664,934	—	1,664,934

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2017

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Repurchase Agreement	$—	$144,336,583	$—	$144,336,583
Total	$232,588,648	$6,425,144,017	$97,318,820	$6,755,051,485
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$145,772	$—	$145,772
Liabilities	—	(914,909)	—	(914,909)
Futures Contracts
Assets	425,084	—	—	425,084
Liabilities	(536,959)	—	—	(536,959)
Total	$(111,875)	$(769,137)	$—	$(881,012)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Common Stocks	Floating Rate Loans	Foreign Bonds	High Yield Corporate Bonds
Balance as of December 1, 2016	$879,850	$75,675,599	$1,566,178	$2,166
Accrued Discounts (Premiums)	—	419,410	—	—
Realized Gain (Loss)	(621,429)	1,417,874	—	—
Change in Unrealized Appreciation (Depreciation)	132,269	(207,883)	—	712
Net Purchases	—	70,910,402	—	—
Net Sales	(341,681)	(50,026,082)	—	—
Net Transfers into Level 3	—	9,072,028	—	—
Net Transfers out of Level 3	—	(9,994,415)	(1,566,178)	—
Balance as of August 31, 2017	$49,009	$97,266,934	$—	$2,878
Net change in unrealized appreciation/depreciation for period ended August 31, 2017 related to Level 3 investments held at August 31, 2017	$(425,603)	$387,379	$—	$712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 94.66%

ASSET-BACKED SECURITIES 8.09%

Automobiles 3.96%

Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$751	$750,921
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	1,633	1,638,778
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	461	460,590
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	1,220	1,218,660
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	2,503	2,531,843
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	2,412	2,419,165
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	1,390	1,396,576
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	5,189	5,194,380
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,359	5,407,761
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	902	904,038
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	1,131	1,165,022
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	5,506	5,521,514
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	7,427	7,480,055
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	123	123,362
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	568	568,391
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	2,963	2,989,379
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	205	204,779
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	1,715	1,718,491
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,862	2,913,915
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	843	870,332
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	1,100	1,103,078
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	1,118	1,122,027
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	2,975	3,005,716
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	707	727,152
Drive Auto Receivables Trust 2017-1 C	2.84%	4/15/2022	6,976	7,036,317
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	452	452,917
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	1,481	1,480,069
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	3,407	3,408,451
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%	7/16/2018	937	936,662
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	2,955	2,986,382
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	4,200	4,280,601
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	467	469,714
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	887	915,358
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%	7/15/2019	137	136,927
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	855	858,010
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	1,072	1,071,474
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	1,099	1,099,259
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	4,300	4,229,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

TCF Auto Receivables Owner Trust 2015-1A D†	3.53%		3/15/2022	$257	$257,519
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%		10/15/2018	739	738,909
Total					81,794,169

Credit Cards 0.32%

Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	1,858	1,852,692
First National Master Note Trust 2015-1 A	1.997%(1 Mo. LIBOR + .77%)	#	9/15/2020	421	421,089
World Financial Network Credit Card Master Trust 2016-A A	2.03%		4/15/2025	4,424	4,413,204
Total					6,686,985

Other 3.81%

Ammc CLO 19 Ltd. 2016-19A A†	2.804%(3 Mo. LIBOR + 1.50%)	#	10/15/2028	5,000	5,031,326
Apidos CLO XVI 2013-16A CR†	4.306%(3 Mo. LIBOR + 3.00%)	#	1/19/2025	750	755,671
Apollo Credit Funding IV Ltd. 4A A1†	2.774%(3 Mo. LIBOR + 1.47%)	#	4/15/2027	5,750	5,767,563
Avery Point V CLO Ltd. 2014-5A AR†	2.284%(3 Mo. LIBOR + .98%)	#	7/17/2026	906	908,671
Avery Point V CLO Ltd. 2014-5A BR†	2.804%(3 Mo. LIBOR + 1.50%)	#	7/17/2026	1,505	1,511,107
Birchwood Park CLO Ltd. 2014-1A AR†	2.484%(3 Mo. LIBOR + 1.18%)	#	7/15/2026	3,500	3,510,458
BlueMountain CLO Ltd. 2014-4A A1R†	2.668%(3 Mo. LIBOR + 1.35%)	#	11/30/2026	3,000	3,006,883
Bowman Park CLO Ltd. 2014-1A AR†	2.494%(3 Mo. LIBOR + 1.18%)	#	11/23/2025	2,500	2,507,967
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	2.454%(3 Mo. LIBOR + 1.15%)	#	4/18/2025	2,126	2,130,261
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R†	2.504%(3 Mo. LIBOR + 1.20%)	#	10/15/2026	6,000	6,030,564
Cent CLO Ltd. 2013-18A A†	2.433%(3 Mo. LIBOR + 1.12%)	#	7/23/2025	2,500	2,501,314
Cent CLO Ltd. 2013-19A A1A†	2.641%(3 Mo. LIBOR + 1.33%)	#	10/29/2025	2,600	2,606,415
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	2,230	2,238,296
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	818	818,442
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	964	954,244
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	526	534,409
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	2,017	2,012,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

GoldenTree Loan Opportunities IX Ltd. 2014-9A AR†	2.681%(3 Mo. LIBOR + 1.37%)	#	10/29/2026	$5,000	$5,050,561
JFIN Revolver CLO Ltd. 2014-2A A2†	2.616%(3 Mo. LIBOR + 1.30%)	#	2/20/2022	973	976,747
JFIN Revolver CLO Ltd. 2015-4A A†	2.463%(3 Mo. LIBOR + 1.15%)	#	4/22/2020	172	172,321
Macquarie Equipment Funding Trust 2014-A A3†	1.23%		7/20/2021	340	339,489
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.504%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	3,500	3,505,851
MP CLO VI Ltd. 2014-2A AR†	2.504%(3 Mo. LIBOR + 1.20%)	#	1/15/2027	800	801,580
Northwoods Capital XI Ltd. 2014-11A AR†	2.494%(3 Mo. LIBOR + 1.19%)	#	4/15/2025	1,500	1,502,661
Oaktree EIF I Series Ltd. 2015-A1 B†	3.904%(3 Mo. LIBOR + 2.60%)	#	10/18/2027	4,900	4,915,977
Oaktree EIF II Series Ltd. 2014-A2 BR†	3.015%(3 Mo. LIBOR + 1.70%)	#	11/15/2025	3,500	3,523,759
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	899	920,514
OneMain Financial Issuance Trust 2017-1A A1†(a)	2.37%		9/14/2032	3,630	3,646,890
Palmer Square Loan Funding Ltd. 2017-1A B†(a)	Zero Coupon(3 Mo. LIBOR + 1.70%)	#	10/15/2025	1,400	1,404,277
Regatta IV Funding Ltd. 2014-1A DR†	4.614%(3 Mo. LIBOR + 3.30%)	#	7/25/2026	2,300	2,301,593
Seneca Park CLO Ltd. 2014-1A AR†	2.424%(3 Mo. LIBOR + 1.12%)	#	7/17/2026	1,500	1,507,378
Thacher Park CLO Ltd. 2014-1A AR†	2.467%(3 Mo. LIBOR + 1.16%)	#	10/20/2026	3,000	3,005,126
Venture XVIII CLO Ltd. 2014-18A A†	2.754%(3 Mo. LIBOR + 1.45%)	#	10/15/2026	2,250	2,257,698
Total					78,658,886
Total Asset-Backed Securities (cost $166,361,873)					167,140,040

	Shares (000)
COMMON STOCKS 0.10%

Oil

Chaparral Energy, Inc.*	63		1,271,598
Chaparral Energy, Inc.	13		267,401
OGX Petroleo e Gas SA ADR*	28		16,114
Peabody Energy Corp.	—	(b)	9,720
Templar Energy LLC Class A Units	97		406,390
Total Common Stocks (cost $3,229,014)			1,971,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CONVERTIBLE BONDS 0.04%

Oil 0.00%

Oleo e Gas Participacoes SA(c)(d)	10.00%	9/1/2017	BRL	23	$27,840	(e)(f)
Oleo e Gas Participacoes SA(c)(d)	10.00%	9/1/2017	BRL	18	22,005	(e)(f)
Total					49,845

Retail 0.04%

RH†	Zero Coupon	6/15/2019		$794	676,389
Total Convertible Bonds (cost $828,419)					726,234

CORPORATE BONDS 62.56%

Aerospace/Defense 0.04%

Spirit AeroSystems, Inc.	5.25%	3/15/2022		885	919,674

Air Transportation 0.15%

American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022		2,980	3,125,020

Auto Parts: Original Equipment 0.18%

International Automotive Components Group SA (Luxembourg)†(g)	9.125%	6/1/2018		2,000	1,970,000
TI Group Automotive Systems LLC (United Kingdom)†(g)	8.75%	7/15/2023		1,595	1,689,137
Total					3,659,137

Automotive 2.77%

Aston Martin Capital Holdings Ltd. (Jersey)†(g)	6.50%	4/15/2022		470	493,147
Ford Motor Co.	7.45%	7/16/2031		12,839	16,487,999
General Motors Co.	5.15%	4/1/2038		3,724	3,767,195
General Motors Co.	6.60%	4/1/2036		12,230	14,362,663
Hyundai Capital America†	1.75%	9/27/2019		1,755	1,734,373
Hyundai Capital America†	2.00%	7/1/2019		2,847	2,831,412
Hyundai Capital America†	2.50%	3/18/2019		17,525	17,585,642
Total					57,262,431

Banks: Regional 10.89%

ABN AMRO Bank NV (Netherlands)†(g)	4.75%	7/28/2025		3,900	4,176,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
Akbank Turk AS (Turkey)†(g)	7.20%(5 Yr Swap rate + 5.03%) #	3/16/2027		$1,885	$2,001,271
Banco de Bogota SA (Colombia)†(g)	4.375%	8/3/2027		1,700	1,710,030
Banco de Bogota SA (Colombia)†(g)	6.25%	5/12/2026		1,820	1,974,700
Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(g)	4.375%	4/11/2027		1,565	1,576,581
Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37%) #	7/21/2028		7,583	7,706,512
Bank of America Corp.	3.824%(3 Mo. LIBOR + 1.58%) #	1/20/2028		16,719	17,262,064
Bank of America Corp.	3.875%	8/1/2025		6,120	6,440,550
Bank of America Corp.	4.00%	1/22/2025		5,047	5,227,485
Bank of America Corp.	4.45%	3/3/2026		9,494	10,111,741
Barclays Bank plc (United Kingdom)†(g)	10.179%	6/12/2021		2,920	3,654,280
BNP Paribas SA (France)†(g)	6.75%(5 Yr Swap rate + 4.92%) #	—	(h)	4,406	4,725,435
CIT Group, Inc.	5.80%(3 Mo. LIBOR + 3.97%) #	—	(h)	619	643,760
Citigroup, Inc.	3.668%(3 Mo. LIBOR + 1.39%) #	7/24/2028		5,426	5,516,478
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56%) #	1/10/2028		22,388	23,173,987
Citigroup, Inc.	4.60%	3/9/2026		2,161	2,310,371
Citigroup, Inc.	5.95%(3 Mo. LIBOR + 3.91%) #	—	(h)	1,077	1,164,506
Commonwealth Bank of Australia (Australia)†(g)	4.50%	12/9/2025		10,500	11,087,860
Discover Bank	3.45%	7/27/2026		5,548	5,493,360
European Investment Bank (Luxembourg)(g)	1.25%	5/15/2018		2,613	2,611,979
First Republic Bank	4.625%	2/13/2047		1,622	1,703,361
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037		7,767	10,244,665
HBOS plc (United Kingdom)†(g)	6.75%	5/21/2018		4,400	4,547,013
ING Bank NV (Netherlands)†(g)	1.80%	3/16/2018		4,535	4,541,329
ING Groep NV (Netherlands)(g)	6.875%(5 Yr Swap rate + 5.12%) #	—	(h)	5,000	5,401,265
Intesa Sanpaolo SpA (Italy)†(g)	5.71%	1/15/2026		5,000	5,293,095
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%) #	5/1/2028		2,179	2,222,643
JPMorgan Chase & Co.	6.75%(3 Mo. LIBOR + 3.78%) #	—	(h)	6,600	7,548,750
M&T Bank Corp.	5.125%(3 Mo. LIBOR + 3.52%) #	—	(h)	3,506	3,690,065
Macquarie Bank Ltd. (Australia)†(g)	4.875%	6/10/2025		1,850	1,976,373
Macquarie Bank Ltd. (Australia)†(g)	6.625%	4/7/2021		4,261	4,830,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
Macquarie Bank Ltd. (United Kingdom)†(g)	6.125%(5 Yr Swap rate + 3.70%) #	—	(h)	$1,150	$1,187,375
Morgan Stanley	2.532%(3 Mo. LIBOR + 1.22%) #	5/8/2024		4,110	4,126,291
Morgan Stanley	3.875%	1/27/2026		7,343	7,684,122
Morgan Stanley	4.00%	7/23/2025		3,200	3,380,870
Popular, Inc.	7.00%	7/1/2019		2,476	2,606,609
Provident Funding Associates LP/PFG Finance Corp.†	6.375%	6/15/2025		1,276	1,323,850
Royal Bank of Scotland Group plc (United Kingdom)(g)	3.875%	9/12/2023		10,750	11,020,363
Santander Bank NA	8.75%	5/30/2018		1,000	1,049,235
Santander UK plc (United Kingdom)†(g)	5.00%	11/7/2023		900	981,387
Santander UK plc (United Kingdom)(g)	7.95%	10/26/2029		5,730	7,334,108
Toronto-Dominion Bank (The) (Canada)(g)	3.625%(5 Yr Swap rate + 2.21%) #	9/15/2031		1,209	1,212,765
Wells Fargo Capital X	5.95%	12/1/2086		8,189	9,314,987
Westpac Banking Corp. (Australia)(g)	4.322%(USISDA05 + 2.24%) #	11/23/2031		3,197	3,327,707
Total					225,118,281

Beverages 0.22%

Beam Suntory, Inc.	6.625%	7/15/2028		755	961,290
Central American Bottling Corp. (Guatemala)†(g)	5.75%	1/31/2027		2,920	3,098,062
Cott Beverages, Inc.	5.375%	7/1/2022		397	413,872
Total					4,473,224

Biotechnology Research & Production 0.47%

Amgen, Inc.	6.40%	2/1/2039		7,448	9,724,795

Building Materials 0.15%

James Hardie International Finance Ltd. (Ireland)†(g)	5.875%	2/15/2023		3,000	3,165,000

Business Services 0.41%

Ashtead Capital, Inc.†	4.375%	8/15/2027		1,646	1,680,978
Ashtead Capital, Inc.†	6.50%	7/15/2022		212	219,547
Brand Energy & Infrastructure Services, Inc.†	8.50%	7/15/2025		942	1,017,360
Chicago Parking Meters LLC†	5.489%	12/30/2020		3,147	3,269,440
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023		2,155	2,386,663
Total					8,573,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 2.08%

Basell Finance Co. BV (Netherlands)†(g)	8.10%	3/15/2027	$2,942	$3,959,737
Blue Cube Spinco, Inc.	10.00%	10/15/2025	3,948	4,885,650
CF Industries, Inc.†	4.50%	12/1/2026	1,069	1,114,593
Chemours Co. (The)	5.375%	5/15/2027	1,216	1,270,720
Dow Chemical Co. (The)	9.40%	5/15/2039	750	1,272,398
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%	1/15/2021	550	572,000
Rayonier AM Products, Inc.†	5.50%	6/1/2024	1,702	1,676,470
Westlake Chemical Corp.	4.625%	2/15/2021	11,700	12,109,500
Westlake Chemical Corp.	4.875%	5/15/2023	7,753	8,101,885
Yara International ASA (Norway)†(g)	7.875%	6/11/2019	7,317	7,992,409
Total				42,955,362

Coal 0.04%

Peabody Energy Corp.†	6.00%	3/31/2022	307	315,826
Peabody Energy Corp.†	6.375%	3/31/2025	506	518,018
Total				833,844

Computer Hardware 1.36%

Dell International LLC/EMC Corp.†	6.02%	6/15/2026	5,260	5,881,819
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	1,338	1,482,812
Dell International LLC/EMC Corp.†	8.10%	7/15/2036	5,250	6,624,082
Everi Payments, Inc.	10.00%	1/15/2022	1,472	1,617,360
Leidos, Inc.	7.125%	7/1/2032	4,274	4,765,510
Western Digital Corp.†	7.375%	4/1/2023	4,873	5,354,209
Western Digital Corp.	10.50%	4/1/2024	1,950	2,318,062
Total				28,043,854

Computer Software 0.83%

Activision Blizzard, Inc.†	6.125%	9/15/2023	1,950	2,095,975
First Data Corp.†	7.00%	12/1/2023	1,947	2,102,760
Oracle Corp.	6.125%	7/8/2039	3,400	4,553,568
Solera LLC/Solera Finance, Inc. †	10.50%	3/1/2024	3,208	3,669,150
VMware, Inc.	3.90%	8/21/2027	4,613	4,661,732
Total				17,083,185

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.25%

Century Communities, Inc.†	5.875%	7/15/2025	$1,453	$1,445,735
William Lyon Homes, Inc.	5.75%	4/15/2019	1,956	1,990,230
William Lyon Homes, Inc.	7.00%	8/15/2022	1,576	1,639,040
Total				5,075,005

Containers 0.12%

BWAY Holding Co.†	7.25%	4/15/2025	1,824	1,867,320
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	648	665,959
Total				2,533,279

Drugs 0.98%

AbbVie, Inc.	4.30%	5/14/2036	2,385	2,500,567
Allergan Funding SCS (Luxembourg)(g)	4.55%	3/15/2035	7,192	7,733,443
Express Scripts Holding Co.	6.125%	11/15/2041	1,310	1,590,267
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	503	558,330
Teva Pharmaceutical Finance Co. LLC	6.15%	2/1/2036	1,437	1,555,183
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(g)	1.70%	7/19/2019	4,855	4,746,902
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(g)	2.20%	7/21/2021	1,634	1,556,444
Total				20,241,136

Electric: Power 3.36%

Appalachian Power Co.	7.00%	4/1/2038	2,230	3,170,375
Cleco Power LLC	6.00%	12/1/2040	4,633	5,830,945
Dominion Energy, Inc.	5.75%(3 Mo. LIBOR + 3.06%) #	10/1/2054	2,978	3,216,240
Dominion Energy, Inc.	7.00%	6/15/2038	4,000	5,441,936
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	2,650	3,108,090
Exelon Generation Co. LLC	5.60%	6/15/2042	2,950	3,089,611
Exelon Generation Co. LLC	6.25%	10/1/2039	7,125	8,059,683
FirstEnergy Corp.	4.85%	7/15/2047	1,218	1,275,627
ITC Holdings Corp.	3.25%	6/30/2026	3,482	3,490,146
Midamerican Funding LLC	6.927%	3/1/2029	1,450	1,950,788
Minejesa Capital BV (Netherlands)†(g)	4.625%	8/10/2030	1,500	1,532,748
Mississippi Power Co.	4.25%	3/15/2042	3,605	3,538,650
Oncor Electric Delivery Co. LLC	7.00%	9/1/2022	3,243	3,928,640
Orazul Energy Egenor S en C por A (Peru)†(g)	5.625%	4/28/2027	1,558	1,519,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(g)	7.25%	12/15/2017	$1,750	$1,774,208
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(g)	5.375%	5/1/2021	1,000	1,090,729
Puget Sound Energy, Inc.(i)	6.974%(3 Mo. LIBOR + 2.53%) #	6/1/2067	8,971	8,746,725
SCANA Corp.	4.125%	2/1/2022	6,799	7,078,757
Virginia Electric & Power Co.	8.875%	11/15/2038	974	1,667,468
Total				69,510,416

Electrical Equipment 0.50%

Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.875%	1/15/2027	3,411	3,516,451
NXP BV/NXP Funding LLC (Netherlands)†(g)	4.625%	6/1/2023	6,400	6,857,920
Total				10,374,371

Electronics 0.24%

Tech Data Corp.	3.70%	2/15/2022	4,855	4,970,381

Engineering & Contracting Services 0.04%

Mexico City Airport Trust (Mexico)†(g)	4.25%	10/31/2026	750	776,250

Entertainment 0.78%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027	1,644	1,730,310
Churchill Downs, Inc.	5.375%	12/15/2021	3,450	3,573,855
EMI Music Publishing Group North America Holdings, Inc.†	7.625%	6/15/2024	1,183	1,307,215
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	2,670	2,813,512
Scientific Games International, Inc.	6.625%	5/15/2021	472	490,880
Scientific Games International, Inc.	10.00%	12/1/2022	2,396	2,674,535
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	464	486,910
Six Flags Entertainment Corp.†	4.875%	7/31/2024	2,920	2,952,996
Total				16,030,213

Financial Services 2.52%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	541	553,951
Affiliated Managers Group, Inc.	4.25%	2/15/2024	605	643,239
Discover Financial Services	4.10%	2/9/2027	4,115	4,223,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

E*TRADE Financial Corp.	3.80%	8/24/2027	$1,448	$1,473,233
Fidelity National Financial, Inc.	5.50%	9/1/2022	1,174	1,286,707
International Lease Finance Corp.	5.875%	4/1/2019	5,630	5,961,209
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	1,237	1,268,370
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	1,924	1,969,695
Navient Corp.	5.875%	3/25/2021	2,405	2,528,256
Navient Corp.	6.625%	7/26/2021	4,020	4,296,375
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	3,243	3,458,948
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	5,143	5,085,071
OM Asset Management plc (United Kingdom)(g)	4.80%	7/27/2026	3,933	4,071,196
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	10,600	12,046,212
SURA Asset Management SA (Colombia)†(g)	4.375%	4/11/2027	1,285	1,304,275
Synchrony Financial	2.60%	1/15/2019	1,950	1,964,529
Total				52,134,754

Food 1.41%

Bumble Bee Holdco SCA PIK 10.375% (Luxembourg)†(g)	9.625%	3/15/2018	2,020	2,024,266
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	2,179	2,377,834
Dean Foods Co.†	6.50%	3/15/2023	1,376	1,403,520
JBS USA LUX SA/JBS USA Finance, Inc.†	7.25%	6/1/2021	3,319	3,417,242
JBS USA LUX SA/JBS USA Finance, Inc.†	8.25%	2/1/2020	4,800	4,896,000
Kraft Heinz Foods Co.	6.75%	3/15/2032	3,506	4,471,751
Kraft Heinz Foods Co.	6.875%	1/26/2039	4,606	6,005,116
Kraft Heinz Foods Co.†	7.125%	8/1/2039	493	654,022
McCormick & Co., Inc.	3.40%	8/15/2027	1,931	1,957,463
Smithfield Foods, Inc.†	3.35%	2/1/2022	975	992,852
Whole Foods Market, Inc.	5.20%	12/3/2025	780	907,554
Total				29,107,620

Health Care Products 0.40%

Life Technologies Corp.	6.00%	3/1/2020	5,341	5,824,096
Thermo Fisher Scientific, Inc.	4.10%	8/15/2047	2,510	2,539,917
Total				8,364,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 1.61%

CHS/Community Health Systems, Inc.	6.25%	3/31/2023	$1,851	$1,871,824
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	3,754	4,070,274
HCA, Inc.	5.50%	6/15/2047	7,814	8,097,257
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	2,312	2,313,156
Kaiser Foundation Hospitals	4.15%	5/1/2047	1,429	1,540,409
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	440	473,000
Northwell Healthcare, Inc.	3.979%	11/1/2046	3,786	3,710,164
NYU Hospitals Center	4.368%	7/1/2047	652	707,202
Universal Health Services, Inc.†	4.75%	8/1/2022	7,099	7,347,465
WellCare Health Plans, Inc.	5.25%	4/1/2025	3,075	3,228,750
Total				33,359,501

Insurance 2.63%

American International Group, Inc.	4.125%	2/15/2024	2,922	3,127,363
American International Group, Inc.	4.70%	7/10/2035	7,765	8,464,554
Aon Corp.	8.205%	1/1/2027	5,545	7,291,675
AssuredPartners, Inc.†	7.00%	8/15/2025	1,217	1,229,048
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	4,460	4,715,300
Lincoln National Corp.	6.30%	10/9/2037	514	649,760
Lincoln National Corp.	7.00%	6/15/2040	677	922,409
MGIC Investment Corp.	5.75%	8/15/2023	2,475	2,713,219
Protective Life Corp.	8.45%	10/15/2039	5,103	7,744,572
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	11,330	12,893,353
Unum Group	5.75%	8/15/2042	2,922	3,540,430
Willis North America, Inc.	7.00%	9/29/2019	989	1,082,806
Total				54,374,489

Investment Management Companies 0.03%

GrupoSura Finance SA†	5.50%	4/29/2026	600	656,550

Leisure 0.61%

Carlson Travel, Inc.†	6.75%	12/15/2023	925	904,188
Carnival plc	7.875%	6/1/2027	5,500	7,358,790
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	1,795	2,385,535
Viking Cruises Ltd.†	8.50%	10/15/2022	1,950	2,047,500
Total				12,696,013

Lodging 0.21%

Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	2,775	2,955,375
Golden Nugget, Inc.†	8.50%	12/1/2021	817	857,850
Station Casinos LLC	7.50%	3/1/2021	413	429,520
Total				4,242,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Agricultural 0.32%

BAT Capital Corp.†	3.557%	8/15/2027		$6,476	$6,581,751

Machinery: Industrial/Specialty 0.02%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019		390	401,700

Machinery: Oil Well Equipment & Services 0.09%

BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024		1,687	1,846,253

Manufacturing 0.26%

Trinity Industries, Inc.	4.55%	10/1/2024		5,300	5,376,946

Media 3.56%

21st Century Fox America, Inc.	6.90%	8/15/2039		8,709	11,828,209
Block Communications, Inc.†	6.875%	2/15/2025		2,906	3,140,296
Charter Communications Operating LLC/Charter Communications Operating Capital	6.384%	10/23/2035		1,864	2,138,532
Comcast Corp.	6.95%	8/15/2037		5,438	7,573,377
Cox Communications, Inc.†	8.375%	3/1/2039		5,788	7,926,499
Myriad International Holdings BV (Netherlands)†(g)	4.85%	7/6/2027		5,000	5,247,500
NBC Universal Enterprise, Inc.†	5.25%	—	(h)	9,503	10,096,937
Time Warner Cable LLC	6.55%	5/1/2037		2,560	2,967,887
Time Warner Cable LLC	7.30%	7/1/2038		9,716	12,012,580
Time Warner Entertainment Co. LP	8.375%	7/15/2033		3,215	4,329,077
Univision Communications, Inc.†	6.75%	9/15/2022		1,210	1,256,585
VTR Finance BV (Netherlands)†(g)	6.875%	1/15/2024		3,000	3,195,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020		1,720	1,773,750
Total					73,486,229

Metal Fabricating 0.09%

Valmont Industries, Inc.	5.25%	10/1/2054		1,946	1,924,915

Metals & Minerals: Miscellaneous 2.08%

Aleris International, Inc.†	9.50%	4/1/2021		1,456	1,554,280
Anglo American Capital plc (United Kingdom)†(g)	3.625%	5/14/2020		1,500	1,538,865
Anglo American Capital plc (United Kingdom)†(g)	4.75%	4/10/2027		435	458,925
Barrick International Barbados Corp. (Barbados)†(g)	6.35%	10/15/2036		4,799	5,964,081
Barrick North America Finance LLC	7.50%	9/15/2038		1,310	1,751,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

FMG Resources (August 2006) Pty Ltd. (Australia)†(g)	9.75%	3/1/2022	$13,762	$15,619,870
Freeport-McMoRan, Inc.	6.50%	11/15/2020	1,635	1,675,875
Glencore Finance Canada Ltd. (Canada)†(g)	5.55%	10/25/2042	5,774	6,399,261
Goldcorp, Inc. (Canada)(g)	5.45%	6/9/2044	2,715	3,083,237
Hudbay Minerals, Inc. (Canada)†(g)	7.25%	1/15/2023	344	371,520
Hudbay Minerals, Inc. (Canada)†(g)	7.625%	1/15/2025	576	637,920
New Gold, Inc. (Canada)†(g)	6.25%	11/15/2022	3,221	3,349,840
Teck Resources Ltd. (Canada)(g)	4.75%	1/15/2022	614	647,033
Total				43,052,081

Natural Gas 0.39%

National Fuel Gas Co.	4.90%	12/1/2021	1,950	2,095,048
Southern Star Central Corp.†	5.125%	7/15/2022	5,725	5,896,750
Total				7,991,798

Oil 4.18%

Afren plc (United Kingdom)†(c)(g)	6.625%	12/9/2020	976	5,074
Afren plc (United Kingdom)†(c)(g)	10.25%	4/8/2019	2,049	10,656
Anadarko Holding Co.	7.95%	4/15/2029	3,307	4,206,000
Bill Barrett Corp.	7.00%	10/15/2022	985	856,950
Canadian Natural Resources Ltd. (Canada)(g)	4.95%	6/1/2047	3,015	3,118,773
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	2,500	2,543,750
Carrizo Oil & Gas, Inc.	8.25%	7/15/2025	761	791,440
Concho Resources, Inc.	5.50%	4/1/2023	1,263	1,301,679
Continental Resources, Inc.	4.90%	6/1/2044	5,137	4,369,532
Endeavor Energy Resources LP/EER Finance, Inc.†	7.00%	8/15/2021	1,275	1,321,219
Eni SpA (Italy)†(g)	5.70%	10/1/2040	9,380	10,069,498
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	10,941	11,754,642
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	5,846	5,670,620
Kerr-McGee Corp.	7.875%	9/15/2031	5,046	6,528,516
Matador Resources Co.	6.875%	4/15/2023	1,947	2,034,615
Newfield Exploration Co.	5.75%	1/30/2022	975	1,033,500
OGX Austria GmbH (Brazil)†(c)(g)	8.50%	6/1/2018	1,800	36
Precision Drilling Corp. (Canada)(g)	5.25%	11/15/2024	2,621	2,299,927
Raizen Fuels Finance SA (Luxembourg)†(g)	5.30%	1/20/2027	675	710,438
Resolute Energy Corp.	8.50%	5/1/2020	1,950	1,954,875
Rice Energy, Inc.	6.25%	5/1/2022	2,712	2,823,870
Rice Energy, Inc.	7.25%	5/1/2023	1,094	1,174,682
Sanchez Energy Corp.	6.125%	1/15/2023	4,236	3,251,130
Shell International Finance BV (Netherlands)(g)	6.375%	12/15/2038	3,881	5,302,312
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022	3,512	2,827,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(g)	4.00%	8/15/2026	$1,975	$1,980,937
Valero Energy Corp.	10.50%	3/15/2039	5,030	8,364,361
Total				86,306,192

Oil: Crude Producers 5.40%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	2,689	2,784,796
Cheniere Corpus Christi Holdings LLC†	5.125%	6/30/2027	1,769	1,835,337
Enbridge Energy Partners LP	8.05%(3 Mo. LIBOR + 3.80%) #	10/1/2077	4,055	4,055,000
Enbridge, Inc. (Canada)(g)	6.00%(3 Mo. LIBOR + 3.89%) #	1/15/2077	4,462	4,731,773
Energy Transfer LP	6.625%	10/15/2036	1,225	1,402,422
Energy Transfer LP	7.50%	7/1/2038	6,948	8,560,327
Energy Transfer LP	8.25%	11/15/2029	1,966	2,595,857
Enterprise Products Operating LLC	5.018%(3 Mo. LIBOR + 3.71%) #	8/1/2066	4,040	4,055,877
Enterprise Products Operating LLC	7.55%	4/15/2038	6,073	8,391,384
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	6,020	6,536,585
Kinder Morgan, Inc.	7.75%	1/15/2032	13,189	17,015,055
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	6,700	7,185,750
MPLX LP	5.50%	2/15/2023	4,394	4,531,597
Regency Energy Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	275	298,356
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	3,900	4,036,500
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	975	999,375
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	5,398	6,039,942
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	3,500	3,951,475
Southeast Supply Header LLC†	4.25%	6/15/2024	6,900	7,178,162
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	551	716,494
Texas Eastern Transmission LP†	4.125%	12/1/2020	1,950	2,040,439
Williams Cos., Inc. (The)	8.75%	3/15/2032	4,908	6,306,780
Williams Partners LP/ACMP Finance Corp.	4.875%	3/15/2024	6,054	6,326,551
Total				111,575,834

Oil: Integrated Domestic 0.91%

FTS International, Inc.†	8.746%(3 Mo. LIBOR + 7.50%) #	6/15/2020	2,394	2,429,910
Halliburton Co.	6.70%	9/15/2038	2,560	3,308,953
Halliburton Co.	7.45%	9/15/2039	1,750	2,436,543
National Oilwell Varco, Inc.	3.95%	12/1/2042	4,652	3,952,809
SESI LLC	7.125%	12/15/2021	1,303	1,316,030
Trinidad Drilling Ltd. (Canada)†(g)	6.625%	2/15/2025	2,509	2,333,370
Weatherford International Ltd.	9.875%	3/1/2039	2,825	2,980,375
Total				18,757,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 0.20%

International Paper Co.	7.30%	11/15/2039	$2,955	$4,115,234

Real Estate Investment Trusts 2.50%

Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	2,324	2,403,107
Brixmor Operating Partnership LP	3.85%	2/1/2025	4,742	4,757,451
DDR Corp.	4.70%	6/1/2027	4,852	5,040,990
DDR Corp.	7.875%	9/1/2020	595	697,397
Digital Realty Trust LP	3.70%	8/15/2027	3,648	3,717,992
EPR Properties	4.50%	4/1/2025	1,947	2,002,723
EPR Properties	5.25%	7/15/2023	9,021	9,751,392
Equinix, Inc.	5.75%	1/1/2025	2,674	2,887,920
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	1,619	1,641,947
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(g)	3.875%	3/20/2027	3,429	3,591,951
Physicians Realty LP	4.30%	3/15/2027	1,945	2,011,600
SL Green Realty Corp.	7.75%	3/15/2020	895	1,001,836
VEREIT Operating Partnership LP	3.00%	2/6/2019	3,299	3,340,473
VEREIT Operating Partnership LP	3.95%	8/15/2027	3,231	3,247,614
VEREIT Operating Partnership LP	4.875%	6/1/2026	5,114	5,502,741
Total				51,597,134

Retail 1.55%

Coach, Inc.	4.125%	7/15/2027	3,601	3,629,901
McDonald’s Corp.	6.30%	10/15/2037	4,310	5,746,287
New Albertson’s, Inc.	7.45%	8/1/2029	986	865,511
PetSmart, Inc.†	5.875%	6/1/2025	821	736,848
PVH Corp.	7.75%	11/15/2023	5,967	7,264,822
Rite Aid Corp.†	6.125%	4/1/2023	2,995	2,953,819
Rite Aid Corp.	6.75%	6/15/2021	1,362	1,416,480
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	4,790	5,065,633
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	1,970	2,139,099
Yum! Brands, Inc.	6.875%	11/15/2037	1,949	2,119,537
Total				31,937,937

Steel 0.55%

Cleveland-Cliffs, Inc.†	5.75%	3/1/2025	2,557	2,510,079
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%	5/1/2022	954	989,775
U.S. Steel Corp.†	8.375%	7/1/2021	2,121	2,349,008
Vale Overseas Ltd. (Brazil)(g)	6.875%	11/10/2039	4,730	5,415,850
Total				11,264,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology 0.89%

Amazon.com, Inc.†	3.15%	8/22/2027	$3,392	$3,460,385
Amazon.com, Inc.†	4.25%	8/22/2057	1,808	1,888,443
Amazon.com, Inc.	4.80%	12/5/2034	5,957	6,853,188
Expedia, Inc.	5.00%	2/15/2026	3,920	4,336,515
Priceline Group, Inc. (The)	2.75%	3/15/2023	855	860,411
TIBCO Software, Inc.†	11.375%	12/1/2021	858	940,840
Total				18,339,782

Telecommunications 3.66%

AT&T, Inc.	5.25%	3/1/2037	1,538	1,625,573
AT&T, Inc.	6.00%	8/15/2040	21,310	24,217,271
AT&T, Inc.	6.50%	9/1/2037	7,673	9,171,442
CommScope Technologies LLC†	5.00%	3/15/2027	1,092	1,090,963
Level 3 Communications, Inc.	5.75%	12/1/2022	3,001	3,091,030
Qwest Capital Funding, Inc.	6.875%	7/15/2028	1,446	1,346,949
U.S. Cellular Corp.	6.70%	12/15/2033	2,459	2,520,475
Verizon Communications, Inc.	4.40%	11/1/2034	5,736	5,758,903
Verizon Communications, Inc.	4.812%	3/15/2039	3,593	3,655,668
Verizon Communications, Inc.	5.25%	3/16/2037	18,603	20,123,232
VimpelCom Holdings BV (Netherlands)†(g)	5.95%	2/13/2023	650	703,957
Wind Acquisition Finance SA (Luxembourg)†(g)	4.75%	7/15/2020	2,340	2,375,100
Total				75,680,563

Transportation: Miscellaneous 0.26%

Burlington Northern Santa Fe LLC	6.15%	5/1/2037	1,962	2,584,087
Burlington Northern Santa Fe LLC	6.20%	8/15/2036	245	322,742
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay)†(g)	7.25%	5/1/2022	973	954,756
Rumo Luxembourg Sarl (Luxembourg)†(g)	7.375%	2/9/2024	1,000	1,073,000
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	503	525,635
Total				5,460,220

Utilities 0.37%

Aquarion Co.†	4.00%	8/15/2024	7,250	7,671,716
Total Corporate Bonds (cost $1,247,036,979)				1,292,753,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FLOATING RATE LOANS(j) 1.23%

Business Services 0.12%

Neff Rental LLC 2nd Lien Closing DateTerm Loan	7.664%(3 Mo. LIBOR + 6.25%)	6/9/2021		$2,541	$2,552,823

Chemicals 0.33%

Mosaic Company (The) Term Loan	2.481%(1 Mo. LIBOR + 1.25%)	11/18/2021		6,825	6,837,797	(e)(k)

Food 0.04%

Amplify Snack Brands, Inc. Term Loan	6.74%(1 Mo. LIBOR + 5.50%)	9/2/2023		893	885,211

Gaming 0.30%

Seminole Tribe of Florida Term Loan B	3.456%(3 Mo. LIBOR + 2.00%)	7/8/2024		6,061	6,088,457

Lodging 0.30%

Las Vegas Sands LLC 2017 Refinancing Term Loan	3.24%(1 Mo. LIBOR + 2.00%)	3/29/2024		6,244	6,265,657

Retail 0.14%

Bass Pro Group LLC 2015 New Term Loan	4.479%(1 Mo. LIBOR + 3.25%)	6/5/2020		2,841	2,831,987
Total Floating Rate Loans (cost $25,348,962)					25,461,932

FOREIGN BONDS(d) 0.48%

Brazil 0.04%

BRF SA†	7.75%	5/22/2018	BRL	2,500	788,237

Mexico 0.08%

Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250	1,696,086

United Kingdom 0.36%

Old Mutual plc	8.00%	6/3/2021	GBP	5,000	7,517,583
Total Foreign Bonds (cost $11,937,369)					10,001,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)			Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 0.61%

Argentina 0.29%

City of Buenos Aires(d)	23.841%(BADLAR + 3.25%)	#	3/29/2024	ARS	28,700		$1,610,415
Provincia de Mendoza†(g)	8.375%		5/19/2024		$800		873,912
Provincia of Neuquen†(g)	8.625%		5/12/2028		1,050		1,174,593
Republic of Argentina(g)	6.875%		1/26/2027		2,242		2,419,118
Total							6,078,038

Bermuda 0.10%

Government of Bermuda†	3.717%		1/25/2027		2,000		2,046,160

Indonesia 0.17%

Republic of Indonesia†(g)	3.70%		1/8/2022		750		779,168
Republic of Indonesia†(g)	4.35%		1/8/2027		2,460		2,619,967
Total							3,399,135

Panama 0.05%

Republic of Panama(g)	4.50%		5/15/2047		1,000		1,075,000
Total Foreign Government Obligations (cost $12,127,254)							12,598,333

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.60%

Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%#(l)(n)	12/15/2020		—	(b)	330
Federal Home Loan Mortgage Corp. 1032 O IO	544.714	%(l)	12/15/2020		—	(b)	430
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(l)	2/15/2021		—	(b)	338
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(l)	2/15/2021		—	(b)	176
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(l)	4/15/2021		—	(b)	139
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(l)	4/15/2021		—	(b)	289
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(l)	4/15/2021		—	(b)	784
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(l)	5/15/2021		—	(b)	497
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021		3		2,683
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(l)	9/15/2021		—	(b)	357
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021		2		1,943
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(l)	11/15/2021		—	(b)	309
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(l)	2/15/2022		—	(b)	99
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(l)	4/15/2022		—	(b)	135
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022		27		26,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	$8		$7,360
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	2		1,478
Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(l)	10/15/2020	—	(b)	123
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	1		868
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%#(l)(n)	12/25/2021	—	(b)	301
Federal National Mortgage Assoc. 94 2 IO	9.50	%(l)	8/25/2021	2		191
Government National Mortgage Assoc. 2013-48 IO	0.60	%#(l)(n)	7/16/2054	18,133		821,035
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2058	5,157		5,147,479
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	2,077		2,097,105
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,731		1,735,401
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	2,417		2,426,824
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $12,191,614)						12,273,012

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 0.85%

Federal National Mortgage Assoc.(m) (cost $17,481,955)	3.50%		TBA	17,000		17,614,579

MUNICIPAL BONDS 0.67%

Miscellaneous

Illinois	5.10%		6/1/2033	1,937		1,948,138
Illinois	5.52%		4/1/2038	661		660,682
North Texas Tollway Auth	8.41%		2/1/2030	1,950		2,597,400
North Texas Tollway Auth	8.91%		2/1/2030	7,500		8,584,800
Total Municipal Bonds (cost $12,754,895)						13,791,020

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.16%

Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.589	%#(n)	7/10/2050	1,776		1,746,962
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.947%(1 Mo. LIBOR + 1.72%)	#	10/15/2034	4,291		4,315,762
Credit Suisse Mortgage Capital Certificates 2014-2R 22A1†	3.00	%#(n)	7/27/2036	236		232,352
Credit Suisse Mortgage Capital Certificates 2014-2R 26A1†	3.00	%#(n)	6/27/2037	441		437,325
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	2,000		1,813,070
DBWF Mortgage Trust 2015-LCM D†	3.535	%#(n)	6/10/2034	1,600		1,435,658
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495	%#(n)	12/15/2034	1,472		1,492,976
GS Mortgage Securities Trust 2013-GC12 XA IO	1.683	%#(n)	6/10/2046	25,816		1,573,719
GS Mortgage Securities Trust 2013-GC12 XB IO	0.651	%#(n)	6/10/2046	47,400		1,367,500
GS Mortgage Securities Trust 2015-GC32 C	4.559	%#(n)	7/10/2048	1,022		1,028,576
GS Mortgage Securities Trust 2015-GS1 XB IO	0.332	%#(n)	11/10/2048	30,000		513,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.723	%#(n)	8/5/2034	$16,028	$663,960
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.665	%#(n)	8/5/2034	18,308	458,158
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.325	%#(n)	4/15/2047	6,477	192,773
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.427	%#(n)	4/15/2047	1,896	36,712
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.453	%#(n)	7/15/2048	1,674	1,672,744
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.708	%#(n)	3/18/2051	137	136,753
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	996	845,229
Sequoia Mortgage Trust 2012-4 A3	2.069	%#(n)	9/25/2042	560	541,572
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.43	%#(n)	7/15/2046	2,256	2,099,764
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	622	626,546
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.306	%#(n)	5/15/2047	12,931	653,557
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.733	%#(n)	5/15/2047	2,617	95,361
Total Non-Agency Commercial Mortgage-Backed Securities (cost $23,281,116)					23,980,179

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.20%

Electric: Power 0.16%

SCE Trust III	5.75%(3 Mo. LIBOR + 2.99%)	#		120	3,298,568

Oil 0.04%

Templar Energy LLC	Zero Coupon			78	754,716
Total Preferred Stocks (cost $3,774,121)					4,053,284

	Interest Rate			Principal Amount (000)
U.S. TREASURY OBLIGATIONS 18.07%

U.S. Treasury Bond	2.75%		8/15/2047	$5,037	5,060,414
U.S. Treasury Bond	3.00%		5/15/2047	924	975,686
U.S. Treasury Note	1.375%		5/31/2021	10,007	9,935,466
U.S. Treasury Note	1.75%		3/31/2022	113,659	114,009,745
U.S. Treasury Note	1.75%		8/31/2022	121,670	121,197,103
U.S. Treasury Note	1.875%		4/30/2022	90,682	91,413,478
U.S. Treasury Note	2.00%		12/31/2021	30,352	30,796,017
Total U.S. Treasury Obligations (cost $371,314,462)					373,387,909
Total Long-Term Investments (cost $1,907,668,033)					1,955,753,169

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 5.84%

COMMERCIAL PAPER 0.63%

Financial Services 0.53%

Syngenta Wilmington, Inc.	2.199%	11/1/2017	$2,125	$2,118,822
Syngenta Wilmington, Inc.	2.243%	11/2/2017	4,500	4,486,691
Syngenta Wilmington, Inc.	2.276%	12/8/2017	4,500	4,478,344
Total				11,083,857

Oil 0.10%

Suncor Energy, Inc.	1.547%	10/30/2017	2,000	1,995,018
Total Commercial Paper (cost $13,068,031)				13,078,875

CORPORATE BONDS 0.37%

Electric: Power 0.09%

E. ON International Finance BV (Netherlands)†(g)	5.80%	4/30/2018	975	999,434
TransAlta Corp. (Canada)(g)	6.90%	5/15/2018	900	926,883
Total				1,926,317

Oil: Crude Producers 0.19%

Spectra Energy Capital LLC	6.20%	4/15/2018	3,900	3,997,750

Real Estate Investment Trusts 0.09%

Mack-Cali Realty LP	2.50%	12/15/2017	1,750	1,752,007
Total Corporate Bonds (cost $7,682,463)				7,676,074

FLOATING RATE LOAN(j) 0.09%

Electric: Power

Energy Future Intermediate Holding Co. LLC DIP Term Loan (cost $1,872,912)	4.234%(1 Mo. LIBOR + 3.00%)	6/30/2018	1,875	1,885,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 4.75%

Repurchase Agreement dated 8/31/2017, 0.12% due 9/1/2017 with Fixed Income Clearing Corp. collateralized by $2,320,000 of U.S. Treasury Note at 2.00% due 2/15/2025; $68,905,000 of U.S. Treasury Note at 1.125% due 2/28/2021; $30,035,000 of U.S. Treasury Note at 1.375% due 5/31/2021; value: $100,145,985; proceeds: $98,182,038 (cost $98,181,711)			$98,182	$98,181,711
Total Short-Term Investments (cost $120,805,117)				120,822,441
Total Investments in Securities 100.50% (cost $2,028,473,150)				2,076,575,610
Liabilities in Excess of Cash, Foreign Cash and Other Assets(o) (0.50%)				(10,250,817)
Net Assets 100.00%				$2,066,324,793

ARS	Argentine Peso
BRL	Brazilian real
GBP	British pound
MXN	Mexican peso
ADR	American Depositary Receipt.
BADLAR	Banco de la Republica Argentina
IO	Interest Only.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
PO	Principal Only.
Units	More than one class of securities traded together.
USISDA	United States Dollar Intercontinental Exchange (ISE) Swap Rate

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2017.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Amount is less than $1,000.
(c)	Defaulted (non-income producing security).
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Level 3 Investment as described in Note 2(o) in the Notes to Schedule of Investments.
(f)	Level 3 security fair valued by the Pricing Committee.
(g)	Foreign security traded in U.S. dollars.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to December 1, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2017.
(k)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(m)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(n)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(o)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Credit Default Swaps on Indexes – Buy Protection at August 31, 2017(1):

Referenced Index*	Swap Counterparty	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation(4)	Credit Default Swap Agreements Receivable at Fair Value(5)
Markit CMBX. NA.AAA.8	Morgan Stanley	.50%	10/17/2057	$8,877,000	$8,877,740	$421,609	$(420,869)	$740

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgaged backed securities (See Note 2(n)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments paid are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $420,869.
(5)	Includes upfront payments paid.

Open Forward Foreign Currency Exchange Contracts at August 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	BNP Paribas S.A.	11/16/2017	10,450,000	$554,671	$579,428	$24,757
Brazilian real	Buy	Barclays Bank plc	9/11/2017	8,360,000	2,489,636	2,653,685	164,049
Brazilian real	Buy	Barclays Bank plc	9/11/2017	5,890,000	1,742,248	1,869,642	127,394
Brazilian real	Buy	Barclays Bank plc	10/13/2017	3,480,000	1,038,245	1,099,166	60,921
Brazilian real	Buy	Morgan Stanley	10/13/2017	719,000	225,159	227,098	1,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Chilean peso	Buy	BNP Paribas S.A.	11/16/2017	1,260,000,000	$1,935,335	$2,011,284	$75,949
Chilean peso	Buy	Goldman Sachs	11/16/2017	59,000,000	93,449	94,179	730
Chilean peso	Buy	UBS AG	9/11/2017	870,000,000	1,295,858	1,391,280	95,422
Chinese yuan renminbi	Buy	J.P. Morgan	9/11/2017	39,000,000	5,700,088	5,911,023	210,935
Chinese yuan renminbi	Buy	Standard Chartered Bank	9/11/2017	2,700,000	393,213	409,225	16,012
Chinese yuan renminbi	Buy	Standard Chartered Bank	9/11/2017	800,000	121,247	121,252	5
Colombian peso	Buy	BNP Paribas S.A.	11/16/2017	5,865,000,000	1,937,684	1,970,866	33,182
Colombian peso	Buy	Goldman Sachs	11/16/2017	277,000,000	93,082	93,083	1
Czech koruna	Buy	Bank of America	9/11/2017	37,550,000	1,617,218	1,712,741	95,523
Czech koruna	Buy	Citibank	11/16/2017	17,000,000	770,898	779,379	8,481
Hungarian forint	Buy	Citibank	10/13/2017	109,340,000	410,103	426,533	16,430
Hungarian forint	Buy	State Street Bank and Trust	11/16/2017	306,550,000	1,191,429	1,197,688	6,259
Indian rupee	Buy	Bank of America	9/11/2017	413,700,000	6,365,105	6,465,993	100,888
Indian rupee	Buy	J.P. Morgan	9/11/2017	131,500,000	2,023,450	2,055,301	31,851
Indian rupee	Buy	State Street Bank and Trust	9/11/2017	10,715,000	167,362	167,472	110
Indonesian rupiah	Buy	Bank of America	11/16/2017	2,455,000,000	181,995	182,878	883
Indonesian rupiah	Buy	J.P. Morgan	11/16/2017	874,750,000	65,105	65,162	57
Indonesian rupiah	Buy	State Street Bank and Trust	9/11/2017	72,500,000,000	5,416,511	5,437,461	20,950
Malaysian ringgit	Buy	UBS AG	10/13/2017	13,440,000	3,112,552	3,145,423	32,871
Malaysian ringgit	Buy	UBS AG	11/16/2017	8,765,000	2,035,059	2,049,391	14,332
Mexican peso	Buy	J.P. Morgan	10/13/2017	33,000,000	1,828,961	1,834,467	5,506
Mexican peso	Buy	State Street Bank and Trust	10/13/2017	2,145,000	118,100	119,240	1,140
Mexican peso	Buy	State Street Bank and Trust	11/16/2017	43,230,000	2,375,013	2,390,455	15,442
Peruvian Nuevo sol	Buy	J.P. Morgan	11/16/2017	7,500,000	2,289,307	2,303,513	14,206
Peruvian Nuevo sol	Buy	Morgan Stanley	9/11/2017	2,940,000	900,873	907,043	6,170
Peruvian Nuevo sol	Buy	UBS AG	9/11/2017	4,500,000	1,363,347	1,388,332	24,985
Philippine peso	Buy	J.P. Morgan	11/16/2017	4,328,000	83,830	83,905	75
Polish zloty	Buy	Citibank	10/13/2017	4,000,000	1,081,803	1,121,509	39,706
Polish zloty	Buy	Citibank	11/16/2017	9,880,000	2,716,589	2,770,407	53,818
Polish zloty	Buy	State Street Bank and Trust	11/16/2017	200,000	55,900	56,081	181
Romanian new leu	Buy	J.P. Morgan	11/16/2017	180,000	46,680	46,693	13
Romanian new leu	Buy	Standard Chartered Bank	9/11/2017	10,860,000	2,683,008	2,813,948	130,940
Romanian new leu	Buy	Standard Chartered Bank	11/16/2017	4,085,000	1,056,389	1,059,669	3,280
Russian ruble	Buy	Barclays Bank plc	11/16/2017	70,550,000	1,156,211	1,200,843	44,632
Russian ruble	Buy	BNP Paribas S.A.	9/11/2017	23,750,000	393,017	408,990	15,973
Singapore dollar	Buy	Morgan Stanley	9/11/2017	1,770,000	1,283,813	1,305,424	21,611
South African rand	Buy	Citibank	10/13/2017	6,621,000	503,781	505,857	2,076
South African rand	Buy	State Street Bank and Trust	10/13/2017	17,900,000	1,322,767	1,367,595	44,828
South African rand	Buy	State Street Bank and Trust	10/13/2017	734,000	56,078	56,079	1
South Korean won	Buy	Bank of America	9/11/2017	2,008,940,000	1,780,944	1,786,087	5,143
South Korean won	Buy	Citibank	9/11/2017	73,280,000	65,122	65,151	29
Taiwan dollar	Buy	Bank of America	10/13/2017	20,900,000	685,275	695,421	10,146
Taiwan dollar	Buy	Standard Chartered Bank	9/11/2017	29,700,000	976,781	986,482	9,701
Thai baht	Buy	Standard Chartered Bank	10/16/2017	21,200,000	623,383	638,636	15,253

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Turkish lira	Buy	Bank of America	9/11/2017	10,500,000	$2,887,856	$3,031,722	$143,866
Turkish lira	Buy	Citibank	9/11/2017	1,200,000	333,404	346,482	13,078
Turkish lira	Buy	Citibank	11/16/2017	4,470,500	1,228,847	1,266,549	37,702
Turkish lira	Buy	State Street Bank and Trust	10/13/2017	4,860,000	1,321,144	1,390,513	69,369
British pound	Sell	Goldman Sachs	10/19/2017	5,760,000	7,552,688	7,459,400	93,288
Japanese yen	Sell	J.P. Morgan	11/16/2017	99,325,000	910,984	906,484	4,500
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,966,589

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	BNP Paribas S.A.	9/18/2017	85,500,000	$5,153,707	$4,904,298	$(249,409)
Brazilian real	Buy	BNP Paribas S.A.	10/13/2017	296,000	93,561	93,492	(69)
Colombian peso	Buy	State Street Bank and Trust	9/11/2017	9,560,000,000	3,253,914	3,238,435	(15,479)
Israeli New shekel	Buy	Citibank	10/13/2017	5,070,000	1,431,742	1,416,576	(15,166)
Malaysian ringgit	Buy	Goldman Sachs	11/16/2017	238,000	55,750	55,648	(102)
Mexican peso	Buy	Goldman Sachs	10/13/2017	7,916,000	441,528	440,050	(1,478)
Peruvian Nuevo sol	Buy	Citibank	11/16/2017	151,000	46,406	46,377	(29)
Philippine peso	Buy	Barclays Bank plc	11/16/2017	76,130,000	1,490,232	1,475,900	(14,332)
Philippine peso	Buy	Goldman Sachs	10/13/2017	185,760,000	3,617,175	3,614,799	(2,376)
Russian ruble	Buy	Barclays Bank plc	9/11/2017	243,000,000	4,201,920	4,184,618	(17,302)
South African rand	Buy	Standard Chartered Bank	9/11/2017	19,000,000	1,459,633	1,459,100	(533)
South Korean won	Buy	Bank of America	9/11/2017	476,400,000	426,255	423,553	(2,702)
British pound	Sell	Goldman Sachs	10/19/2017	72,000	92,818	93,243	(425)
British pound	Sell	State Street Bank and Trust	10/19/2017	75,700	97,938	98,034	(96)
Chinese yuan renminbi	Sell	Bank of America	9/11/2017	4,120,000	604,883	624,447	(19,564)
Chinese yuan renminbi	Sell	State Street Bank and Trust	9/11/2017	12,340,000	1,820,059	1,870,308	(50,249)
Indian rupee	Sell	Citibank	9/11/2017	100,000,000	1,535,395	1,562,967	(27,572)
Singapore dollar	Sell	J.P. Morgan	9/11/2017	1,770,000	1,282,206	1,305,424	(23,218)
Singapore dollar	Sell	J.P. Morgan	9/11/2017	1,160,000	843,531	855,532	(12,001)
Singapore dollar	Sell	State Street Bank and Trust	9/11/2017	63,000	46,382	46,464	(82)
South Korean won	Sell	Goldman Sachs	9/11/2017	274,000,000	239,695	243,605	(3,910)
Taiwan dollar	Sell	Barclays Bank plc	9/11/2017	14,600,000	480,627	484,937	(4,310)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(460,404)

Open Futures Contracts at August 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2017	397	Long	$85,845,756	$85,876,063	$30,307
U.S. 5-Year Treasury Note	December 2017	1,507	Long	178,287,835	178,579,500	291,665
Ultra Long U.S. Treasury Bond	December 2017	29	Long	4,875,902	4,902,812	26,910
U.S. Long Bond	December 2017	220	Long	34,133,596	34,340,626	207,030
Totals				$303,143,089	$303,699,001	$555,912

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2017	1,850	Short	$(234,171,480)	$(234,921,094)	$(749,614)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$167,140,040	$—	$167,140,040
Common Stocks	1,287,712	683,511	—	1,971,223
Convertible Bonds
Oil	—	—	49,845	49,845
Remaining Industry	—	676,389	—	676,389
Corporate Bonds	—	1,300,429,592	—	1,300,429,592
Floating Rate Loans
Chemicals	—	—	6,837,797	6,837,797
Remaining Industries	—	20,509,916	—	20,509,916
Foreign Bonds	—	10,001,906	—	10,001,906
Foreign Government Obligations	—	12,598,333	—	12,598,333
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	12,273,012	—	12,273,012
Government Sponsored Enterprises Pass-Through	—	17,614,579	—	17,614,579
Municipal Bonds	—	13,791,020	—	13,791,020
Non-Agency Commercial Mortgage-Backed Securities	—	23,980,179	—	23,980,179
Preferred Stocks	3,298,568	754,716	—	4,053,284
U.S. Treasury Obligations	—	373,387,909	—	373,387,909
Commercial Paper	—	13,078,875	—	13,078,875
Repurchase Agreement	—	98,181,711	—	98,181,711
Total	$4,586,280	$2,065,101,688	$6,887,642	$2,076,575,610
Other Financial Instruments
Credit Default Swaps
Assets	$—	$740	$—	$740
Liabilities	—	—	—	—
Forward Foreign Currency Exchange Contracts
Assets	—	1,966,589	—	1,966,589
Liabilities	—	(460,404)	—	(460,404)
Futures Contracts
Assets	555,912	—	—	555,912
Liabilities	(749,614)	—	—	(749,614)
Total	$(193,702)	$1,506,925	$—	$1,313,223

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Convertible Bonds	Floating Rate Loans
Balance as of December 1, 2016	$71,814	$388,399
Accrued Discounts (Premiums)	—	507
Realized Gain (Loss)	—	19,454
Change in Unrealized Appreciation (Depreciation)	(21,969)	21,997
Net Purchases	—	9,206,790
Net Sales	—	(2,799,350)
Net Transfers into Level 3	—	—
Net Transfers out of Level 3	—	—
Balance as of August 31, 2017	49,845	6,837,797
Net change in unrealized appreciation/depreciation for period ended August 31, 2017 related to Level 3 investments held at August 31, 2017	$(21,969)	$20,838

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.19%

ASSET-BACKED SECURITIES 22.72%

Automobiles 9.09%

Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$138	$138,447
Ally Auto Receivables Trust 2014-2 B	2.10%	3/16/2020	3,500	3,516,199
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	248	247,590
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	183	187,647
AmeriCredit Automobile Receivables Trust 2013-3 E†	3.74%	12/8/2020	127	127,874
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	1,311	1,315,639
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	1,855	1,869,702
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	1,499	1,524,316
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	718	715,879
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	436	435,808
AmeriCredit Automobile Receivables Trust 2017-1 A2A	1.51%	5/18/2020	900	899,187
AmeriCredit Automobile Receivables Trust 2017-1 D	3.13%	1/18/2023	365	369,478
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	1,456	1,481,863
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	1,195	1,195,564
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	649	651,091
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	463	468,335
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	2,637	2,644,833
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	555	557,626
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	41	41,323
California Republic Auto Receivables Trust 2015-1 B	2.51%	2/16/2021	1,183	1,189,989
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	694	696,997
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	610	617,135
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	417	429,544
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	777	778,475
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	1,256	1,266,133
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	244	243,881
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	320	320,345
Capital Auto Receivables Asset Trust 2013-4 C	2.67%	2/20/2019	690	691,266
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	364	366,600
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	353	354,515
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	338	341,994
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	423	423,107
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	516	515,840
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	83	83,308
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	1,318	1,327,246
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	4,500	4,500,382
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	466	465,707
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	417	416,456
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	496	493,802

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	$331	$328,692
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	3,578	3,596,912
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	1,058	1,064,050
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	373	374,886
CarMax Auto Owner Trust 2017-3 C	2.72%	5/15/2023	454	456,332
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	502	502,705
Chrysler Capital Auto Receivables Trust 2015-AA A4†	1.55%	2/18/2020	990	990,188
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	109	109,970
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	1,153	1,154,626
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	55	55,413
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	220	236,748
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	937	936,861
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	246	246,309
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	269	270,651
Drive Auto Receivables Trust 2015-CA C†	3.01%	5/17/2021	1,109	1,115,718
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	1,160	1,169,219
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	912	941,569
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	377	378,198
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	3,434	3,441,540
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	448	453,361
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	927	949,404
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	514	515,851
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,283	1,296,247
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	475	488,539
Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	797	799,035
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	910	912,341
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	3,913	3,939,606
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	945	948,639
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	1,196	1,204,274
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	790	798,344
Exeter Automobile Receivables Trust 2014-3A D†	5.69%	4/15/2021	250	259,257
First Investors Auto Owner Trust 2015-1A C†	2.71%	6/15/2021	2,145	2,155,097
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	465	464,849
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	624	623,404
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	167	167,231
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	1,320	1,331,844
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	130	130,142
Ford Credit Auto Lease Trust 2016-A A3	1.71%	4/15/2019	911	911,736
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%	9/17/2018	236	236,212
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	818	817,197
Hyundai Floorplan Master Owner Trust 2016-1A A1†	2.127%(1 Mo. LIBOR + .90%) #	3/15/2021	259	261,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%	3/15/2021	$301	$301,116
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%	3/15/2019	1,156	1,156,241
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	1,024	1,029,410
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	943	953,015
OSCAR US Funding Trust V 2016-2A A2A†	2.31%	11/15/2019	1,173	1,174,297
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	133	133,759
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	1,025	1,044,670
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	3,022	3,039,563
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	459	459,894
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	818	825,272
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	207	209,759
Santander Drive Auto Receivables Trust 2015-5 C	2.74%	12/15/2021	2,810	2,836,488
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	282	291,016
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	4,245	4,259,942
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	383	382,517
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	1,646	1,646,388
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	1,365	1,371,005
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	1,733	1,747,782
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	2,013	2,055,501
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	623	623,909
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%	4/15/2020	460	461,155
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	215	218,350
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	136	138,997
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%	11/15/2019	707	706,912
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	963	961,288
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%	6/15/2022	622	619,208
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%	9/15/2022	172	169,376
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	1,489	1,488,949
Westlake Automobile Receivables Trust 2016-2A C†	2.83%	5/17/2021	260	262,067
Westlake Automobile Receivables Trust 2016-3A B†	2.07%	12/15/2021	173	172,800
Westlake Automobile Receivables Trust 2017-1A B†	2.30%	10/17/2022	408	408,347
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	1,827	1,826,978	(a)(b)
Westlake Automobile Receivables Trust 2017-2A B†	2.25%	12/15/2020	1,494	1,493,964	(a)(b)
Total				105,415,927

Credit Cards 5.83%

BA Credit Card Trust 2016-A1 A	1.617%(1 Mo. LIBOR + .39%) #	10/15/2021	1,045	1,049,444
BA Credit Card Trust 2017-A2	1.84%	1/17/2023	5,238	5,249,825
Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	2,325	2,318,358
Barclays Dryrock Issuance Trust 2017-1 A	1.557%(1 Mo. LIBOR + .33%) #	3/15/2023	3,002	3,009,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Barclays Dryrock Issuance Trust 2017-2 A	1.523%(1 Mo. LIBOR + .30%) #	5/15/2023	$4,767	$4,773,352
Capital One Multi-Asset Execution Trust 2015-A3	1.627%(1 Mo. LIBOR + .40%) #	3/15/2023	2,740	2,757,947
Capital One Multi-Asset Execution Trust 2016-A4	1.33%	6/15/2022	619	616,028
Chase Issuance Trust 2015-A5	1.36%	4/15/2020	493	492,893
Chase Issuance Trust 2016-A2 A	1.37%	6/15/2021	2,943	2,931,863
Citibank Credit Card Issuance Trust 2017-A8	1.86%	8/8/2022	3,978	3,994,063
Discover Card Execution Note Trust 2014-A5 A	1.39%	4/15/2020	260	260,005
Discover Card Execution Note Trust 2016-A2	1.767%(1 Mo. LIBOR + .54%) #	9/15/2021	744	749,174
Discover Card Execution Note Trust 2017-A6	1.88%	2/15/2023	3,566	3,583,503
First National Master Note Trust 2015-1 A	1.997%(1 Mo. LIBOR + .77%) #	9/15/2020	162	162,034
Master Credit Card Trust II Series 2016-1A B†	1.93%	9/23/2019	247	246,836
MBNA Credit Card Master Note Trust 2004-A3	1.487%(1 Mo. LIBOR + .26%) #	8/16/2021	891	892,851
Synchrony Credit Card Master Note Trust 2012-2 A	2.22%	1/15/2022	1,195	1,204,140
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	550	557,826
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%	3/15/2023	5,076	5,129,753
Synchrony Credit Card Master Note Trust 2015-2 A	1.60%	4/15/2021	1,251	1,251,781
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%	3/15/2022	847	852,325
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%	5/15/2024	3,905	3,937,840
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	693	698,697
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%	6/15/2023	3,097	3,102,376
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%	6/15/2023	967	968,030
World Financial Network Credit Card Master Trust 2012-A A	3.14%	1/17/2023	379	387,267
World Financial Network Credit Card Master Trust 2012-D A	2.15%	4/17/2023	8,256	8,311,739
World Financial Network Credit Card Master Trust 2015-B A	2.55%	6/17/2024	1,112	1,128,998
World Financial Network Credit Card Master Trust 2016-A A	2.03%	4/15/2025	708	706,272
World Financial Network Credit Card Master Trust 2017-A A	2.12%	3/15/2024	3,444	3,465,864
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	2,885	2,892,245
Total				67,683,282

Home Equity 0.10%

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	1.394%(1 Mo. LIBOR + .16%) #	5/25/2036	1,099	1,087,784
New Century Home Equity Loan Trust 2005-A A6	4.57%	8/25/2035	119	120,026
Total				1,207,810

Other 7.70%

Ally Master Owner Trust 2015-3 A	1.63%	5/15/2020	4,008	4,009,520
Ares XXXIII CLO Ltd. 2015-1A A1R†	2.568%(3 Mo. LIBOR + 1.35%) #	12/5/2025	3,000	3,007,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Ascentium Equipment Receivables Trust 2016-1A A2†	1.75%	11/13/2018	$12	$12,217
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%	4/10/2019	330	329,613
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%	5/10/2022	420	418,121
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	457	458,912
Avery Point V CLO Ltd. 2014-5A AR†	2.284%(3 Mo. LIBOR + .98%) #	7/17/2026	529	530,559
Birchwood Park CLO Ltd. 2014-1A AR†	2.484%(3 Mo. LIBOR + 1.18%) #	7/15/2026	1,500	1,504,482
BlueMountain CLO Ltd. 2014-4A A1R†	2.668%(3 Mo. LIBOR + 1.35%) #	11/30/2026	2,000	2,004,589
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	2.454%(3 Mo. LIBOR + 1.15%) #	4/18/2025	638	639,078
Carlyle Global Market Strategies CLO Ltd. 2013-4A A2R†	2.824%(3 Mo. LIBOR + 1.52%) #	10/15/2025	4,000	4,026,752
Carlyle Global Market Strategies CLO Ltd. 2014-1A AR†	2.604%(3 Mo. LIBOR + 1.30%) #	4/17/2025	5,000	5,030,333
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.787%(3 Mo. LIBOR + 1.47%) #	4/27/2027	2,000	2,002,721
Cent CLO Ltd. 2013-17A A1†	2.611%(3 Mo. LIBOR + 1.30%) #	1/30/2025	1,936	1,938,178
Cent CLO Ltd. 2013-18A A†	2.433%(3 Mo. LIBOR + 1.12%) #	7/23/2025	1,000	1,000,525
CIFC Funding II Ltd. 2014-2A A1LR†	2.517%(3 Mo. LIBOR + 1.20%) #	5/24/2026	1,250	1,254,423
CIFC Funding V Ltd. 2014-5A A1R†	2.704%(3 Mo. LIBOR + 1.40%) #	1/17/2027	500	502,697
CNH Equipment Trust 2015-B A4	1.89%	4/15/2022	859	862,195
CNH Equipment Trust 2016-B A4	1.97%	11/15/2021	128	128,594
Conn Funding II LP 2017-A†	2.73%	7/15/2019	454	454,424
Crown Point CLO Ltd. 2012-1A A1LB†	2.816%(3 Mo. LIBOR + 1.50%) #	11/21/2022	102	102,575
Dell Equipment Finance Trust 2015-2 A3†	1.72%	9/22/2020	306	306,010
Dell Equipment Finance Trust 2016-1 A3†	1.65%	7/22/2021	100	100,053
Dell Equipment Finance Trust 2016-1 B†	2.03%	7/22/2021	100	100,021
Dell Equipment Finance Trust 2017-1 A2†	1.86%	6/24/2019	465	465,695
Dell Equipment Finance Trust 2017-1 A3†	2.14%	4/22/2022	345	346,924
Denali Capital CLO X Ltd. 2013 1A A2L†	3.064%(3 Mo. LIBOR + 1.75%) #	4/28/2025	1,000	1,001,162
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	1,495	1,479,954
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	194	196,605
DRB Prime Student Loan Trust 2015-D A2†	3.20%	1/25/2040	145	148,115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Dryden 34 Senior Loan Fund 2014-34A A1R†	Zero Coupon(3 Mo. LIBOR + 1.16%)	#	10/15/2026	$1,114	$1,119,304
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	617	617,342
Ford Credit Floorplan Master Owner Trust A 2015-1 A1	1.42%		1/15/2020	975	974,814
Fortress Credit BSL Ltd. 2013-1A A†	2.486%(3 Mo. LIBOR + 1.18%)	#	1/19/2025	1,417	1,419,576
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	2.777%(1 Mo. LIBOR + 1.55%)	#	3/15/2027	1,430	1,419,383
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	3.977%(1 Mo. LIBOR + 2.75%)	#	3/15/2027	200	200,296
Jackson Mill CLO Ltd. 2015-1A A†	2.844%(3 Mo. LIBOR + 1.54%)	#	4/15/2027	1,300	1,309,375
JFIN Revolver CLO Ltd. 2015-4A A†	2.463%(3 Mo. LIBOR + 1.15%)	#	4/22/2020	233	232,633
LCM XVIII LP-18A A1†	2.817%(3 Mo. LIBOR + 1.51%)	#	4/20/2027	3,000	3,003,892
Leaf Receivables Funding 12 LLC 2017-1 A3†	2.07%		8/15/2020	411	411,444
Marathon CLO IV Ltd. 2012-4A A1†	2.706%(3 Mo. LIBOR + 1.39%)	#	5/20/2023	81	80,949
MMAF Equipment Finance LLC 2016-AA A2†	1.39%		12/17/2018	331	331,176
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.504%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	2,200	2,203,678
MP CLO VI Ltd. 2014-2A AR†	2.504%(3 Mo. LIBOR + 1.20%)	#	1/15/2027	4,000	4,007,901
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	372	374,315
N-Star REL CDO VIII Ltd. 2006-8A B†	1.657%(1 Mo. LIBOR + .42%)	#	2/1/2041	1,600	1,539,371
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	2,071	2,085,201
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	369	367,977
Northwoods Capital XI Ltd. 2014-11A AR†	2.494%(3 Mo. LIBOR + 1.19%)	#	4/15/2025	1,900	1,903,371
Octagon Investment Partners XXI Ltd. 2014-1A A1AR†	2.659%(3 Mo. LIBOR + 1.35%)	#	11/14/2026	1,200	1,208,129
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	1,201	1,216,395
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	1,252	1,254,679
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	7,848	8,016,148
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	116	121,212
OneMain Financial Issuance Trust 2017-1A A1†(c)	2.37%		9/14/2032	2,059	2,068,581
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	626	624,286
ReadyCap Commercial Mortgage Trust 2017-FL1 A†	2.07%(1 Mo. LIBOR + .85%)	#	5/25/2034	963	964,776
Seneca Park CLO Ltd. 2014-1A AR†	2.424%(3 Mo. LIBOR + 1.12%)	#	7/17/2026	750	753,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

SLM Private Education Loan Trust 2010-A 2A†	4.477%(1 Mo. LIBOR + 3.25%) #	5/16/2044		$498	$516,113
SLM Private Education Loan Trust 2013-B A1†	1.877%(1 Mo. LIBOR + .65%) #	7/15/2022		17	17,039
SLM Student Loan Trust 2011-1 A1	1.754%(1 Mo. LIBOR + .52%) #	3/25/2026		124	123,866
SoFi Professional Loan Program 2017-D A1FX†	1.72%	9/25/2040		1,519	1,519,801
Sofi Professional Loan Program LLC 2017-C A2A†	1.75%	7/25/2040		1,088	1,087,974
Springleaf Funding Trust 2015-AA A†	3.16%	11/15/2024		221	222,933
Taco Bell Funding LLC 2016-1A A2I†	3.832%	5/25/2046		420	431,840
Thacher Park CLO Ltd. 2014-1A AR†	2.467%(3 Mo. LIBOR + 1.16%) #	10/20/2026		3,500	3,505,981
Venture XVIII CLO Ltd. 2014-18A A†	2.754%(3 Mo. LIBOR + 1.45%) #	10/15/2026		1,250	1,254,277
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	1.881%(1 Mo. LIBOR + .65%) #	1/20/2022		5,923	5,971,986
Westgate Resorts LLC 2014-1A A†	2.15%	12/20/2026		146	145,453
Westgate Resorts LLC 2014-1A B†	3.25%	12/20/2026		339	340,586
Total					89,330,739
Total Asset-Backed Securities (cost $262,580,025)					263,637,758

			Shares (000)
COMMON STOCKS 0.00%

Oil

OGX Petroleo e Gas SA ADR*				4	2,014
Templar Energy LLC Class A Units				10	43,179
Total					45,193
Total Common Stocks (cost $108,481)					45,193

			Principal Amount (000)
CONVERTIBLE BONDS 0.17%

Oil 0.00%

Oleo e Gas Participacoes SA(d)(e)	10.00%	9/1/2017	BRL	3	3,526	(a)(l)
Oleo e Gas Participacoes SA(d)(e)	10.00%	9/1/2017	BRL	2	2,674	(a)(l)
Total					6,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.15%

VEREIT, Inc.	3.00%	8/1/2018	$1,737	$1,747,856

Retail 0.02%

RH†	Zero Coupon	6/15/2019	242	206,154
Total Convertible Bonds (cost $1,970,969)				1,960,210

CORPORATE BONDS 40.76%

Advertising 0.02%

Interpublic Group of Cos., Inc. (The)	2.25%	11/15/2017	250	250,182

Aerospace/Defense 0.07%

Harris Corp.	1.999%	4/27/2018	265	265,444
Spirit AeroSystems, Inc.	5.25%	3/15/2022	524	544,530
Total				809,974

Air Transportation 0.01%

Continental Airlines 2012-1 Class B Pass-Through Trust	6.25%	4/11/2020	65	68,618

Apparel 0.28%

William Carter Co. (The)	5.25%	8/15/2021	3,140	3,226,350

Auto Parts: Original Equipment 0.39%

American Axle & Manufacturing, Inc.	6.625%	10/15/2022	1,620	1,678,725
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	472	528,640
International Automotive Components Group SA (Luxembourg)†(f)	9.125%	6/1/2018	728	717,080
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	1,000	1,050,000
Titan International, Inc.	6.875%	10/1/2020	550	568,950
Total				4,543,395

Automotive 1.92%

Ford Motor Credit Co. LLC	2.24%	6/15/2018	500	502,020
Ford Motor Credit Co. LLC	3.157%	8/4/2020	713	728,921

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

Ford Motor Credit Co. LLC	3.20%	1/15/2021	$500	$510,442
Ford Motor Credit Co. LLC	5.00%	5/15/2018	694	709,017
Ford Motor Credit Co. LLC	8.125%	1/15/2020	3,074	3,477,969
General Motors Financial Co., Inc.	2.40%	5/9/2019	444	446,269
General Motors Financial Co., Inc.	3.10%	1/15/2019	1,549	1,571,580
General Motors Financial Co., Inc.	3.15%	6/30/2022	1,827	1,838,899
General Motors Financial Co., Inc.	3.20%	7/6/2021	905	921,761
General Motors Financial Co., Inc.	4.20%	3/1/2021	2,300	2,423,739
General Motors Financial Co., Inc.	4.375%	9/25/2021	1,583	1,680,127
Hyundai Capital America†	1.75%	9/27/2019	1,669	1,649,384
Hyundai Capital America†	2.00%	7/1/2019	107	106,414
Hyundai Capital America†	2.50%	3/18/2019	473	474,637
Hyundai Capital Services, Inc. (South Korea)†(f)	3.00%	8/29/2022	1,567	1,566,239
Navistar International Corp.	8.25%	11/1/2021	650	656,500
Volkswagen Group of America Finance LLC†	1.60%	11/20/2017	1,562	1,561,746
Volkswagen International Finance NV (Netherlands)†(f)	1.60%	11/20/2017	1,422	1,421,531
Total				22,247,195

Banks: Regional 9.64%

ABN AMRO Bank NV (Netherlands)†(f)	1.80%	6/4/2018	1,729	1,729,596
ABN AMRO Bank NV (Netherlands)†(f)	1.80%	9/20/2019	800	797,934
ABN AMRO Bank NV (Netherlands)†(f)	2.10%	1/18/2019	1,039	1,045,069
ABN AMRO Bank NV (Netherlands)(f)	6.25%	4/27/2022	692	783,136
Akbank Turk AS (Turkey)†(f)	3.875%	10/24/2017	150	150,436
Associated Banc-Corp.	2.75%	11/15/2019	496	501,571
Banco de Credito del Peru (Panama)†(f)	2.25%	10/25/2019	200	200,750
Banco de Credito del Peru (Peru)†(f)	2.75%	1/9/2018	107	107,537
Bank of America Corp.	2.151%	11/9/2020	255	255,380
Bank of America Corp.	2.369%(3 Mo. LIBOR + .66%) #	7/21/2021	797	799,714
Bank of America Corp.	5.00%	5/13/2021	1,435	1,569,576
Bank of America Corp.	5.49%	3/15/2019	5,475	5,741,958
Bank of America Corp.	5.625%	7/1/2020	285	312,193
Bank of America Corp.	5.65%	5/1/2018	1,245	1,276,454
Bank of America Corp.	6.875%	4/25/2018	540	557,580
Bank of America Corp.	6.875%	11/15/2018	309	327,428
Bank of America Corp.	7.625%	6/1/2019	3,890	4,261,460
Barclays Bank plc (United Kingdom)†(f)	10.179%	6/12/2021	1,513	1,893,467
Capital One Financial Corp.	6.75%	9/15/2017	715	715,920

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Capital One NA	1.65%	2/5/2018	$460	$459,926
CIT Group, Inc.	3.875%	2/19/2019	48	49,200
CIT Group, Inc.†	5.50%	2/15/2019	894	937,582
Citigroup, Inc.	1.80%	2/5/2018	525	525,391
Citigroup, Inc.	2.274%(3 Mo. LIBOR + .96%) #	4/25/2022	2,074	2,087,753
Citigroup, Inc.	2.45%	1/10/2020	1,269	1,282,037
Citigroup, Inc.	2.876%(3 Mo. LIBOR + .95%) #	7/24/2023	1,329	1,338,198
Citigroup, Inc.	2.90%	12/8/2021	693	706,070
Citigroup, Inc.	8.50%	5/22/2019	391	433,302
Commonwealth Bank of Australia (Australia)†(f)	1.375%	9/6/2018	972	970,485
Compass Bank	2.75%	9/29/2019	1,250	1,263,026
Credit Suisse AG	1.70%	4/27/2018	2,000	2,001,289
Credit Suisse AG	1.75%	1/29/2018	335	335,224
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(f)	3.125%	12/10/2020	1,692	1,732,076
Discover Bank	3.10%	6/4/2020	1,050	1,076,489
Discover Bank	7.00%	4/15/2020	1,500	1,663,002
Discover Bank	8.70%	11/18/2019	796	898,206
European Investment Bank (Luxembourg)(f)	1.00%	3/15/2018	1,075	1,073,321
European Investment Bank (Luxembourg)(f)	1.25%	5/15/2018	1,557	1,556,392
Finansbank AS (Turkey)†(f)	6.25%	4/30/2019	558	583,253
Goldman Sachs Group, Inc. (The)	2.30%	12/13/2019	716	720,875
Goldman Sachs Group, Inc. (The)	2.424%(3 Mo. LIBOR + 1.11%) #	4/26/2022	1,491	1,507,236
Goldman Sachs Group, Inc. (The)	2.60%	12/27/2020	1,570	1,588,093
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05%) #	6/5/2023	1,507	1,515,310
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	1,077	1,187,070
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	2,643	2,854,834
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	515	582,057
Goldman Sachs Group, Inc. (The)	6.00%	6/15/2020	739	815,697
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	348	375,727
HBOS plc (United Kingdom)(f)	1.923%(3 Mo. LIBOR + .70%) #	9/6/2017	390	390,056
HBOS plc (United Kingdom)†(f)	6.75%	5/21/2018	7,402	7,649,317

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Huntington Bancshares, Inc.	7.00%	12/15/2020	$241	$276,645
Huntington National Bank (The)	1.738%(3 Mo. LIBOR + .51%) #	3/10/2020	770	774,133
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/2017	500	500,620
ING Bank NV (Netherlands)†(f)	1.80%	3/16/2018	952	953,329
ING Bank NV (Netherlands)†(f)	2.75%	3/22/2021	250	254,551
ING Bank NV (Netherlands)(f)	4.125%(USISDA05 + 2.70%) #	11/21/2023	1,463	1,494,956
Intesa Sanpaolo SpA (Italy)(f)	3.875%	1/16/2018	4,311	4,340,368
Intesa Sanpaolo SpA (Italy)(f)	3.875%	1/15/2019	278	284,314
Intesa Sanpaolo SpA (Italy)†(f)	6.50%	2/24/2021	1,208	1,354,249
Itau Unibanco Holding SA†	2.85%	5/26/2018	900	906,030
JPMorgan Chase & Co.	2.295%	8/15/2021	756	758,399
Macquarie Bank Ltd. (Australia)†(f)	1.60%	10/27/2017	500	499,982
Macquarie Bank Ltd. (Australia)†(f)	1.947%(3 Mo. LIBOR + .63%) #	10/27/2017	1,350	1,351,173
Macquarie Group Ltd. (Australia)†(f)	6.00%	1/14/2020	1,119	1,216,974
Macquarie Group Ltd. (Australia)†(f)	7.625%	8/13/2019	324	357,708
Manufacturers & Traders Trust Co.	2.449%(1 Mo. LIBOR + 1.22%) #	12/28/2020	346	346,186
Morgan Stanley	2.109%(3 Mo. LIBOR + .80%) #	2/14/2020	1,337	1,343,690
Morgan Stanley	2.487%(3 Mo. LIBOR + 1.18%) #	1/20/2022	1,300	1,314,820
Morgan Stanley	4.875%	11/1/2022	798	870,073
Morgan Stanley	5.50%	7/24/2020	300	328,162
Morgan Stanley	5.625%	9/23/2019	1,750	1,876,528
Morgan Stanley	6.625%	4/1/2018	863	887,293
Morgan Stanley	7.30%	5/13/2019	1,152	1,254,571
National Savings Bank (Sri Lanka)†(f)	8.875%	9/18/2018	200	211,260
NBK SPC Ltd. (United Arab Emirates)†(f)	2.75%	5/30/2022	960	960,326
Nordea Bank AB (Sweden)†(f)	4.875%	5/13/2021	165	178,012
Popular, Inc.	7.00%	7/1/2019	806	848,516
Regions Bank	2.25%	9/14/2018	885	888,631
Regions Bank	7.50%	5/15/2018	500	519,411
Royal Bank of Scotland Group plc (United Kingdom)(f)	3.498%(3 Mo. LIBOR + 1.48%) #	5/15/2023	1,522	1,540,173
Santander Bank NA	8.75%	5/30/2018	500	524,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Santander UK Group Holdings plc (United Kingdom)(f)	2.875%	10/16/2020	$315	$320,577
Santander UK Group Holdings plc (United Kingdom)(f)	2.875%	8/5/2021	1,791	1,806,997
Santander UK Group Holdings plc (United Kingdom)(f)	3.125%	1/8/2021	1,238	1,265,921
Santander UK Group Holdings plc (United Kingdom)(f)	3.571%	1/10/2023	275	282,268
Santander UK plc (United Kingdom)(f)	1.65%	9/29/2017	250	250,058
Santander UK plc (United Kingdom)(f)	2.00%	8/24/2018	208	208,720
Santander UK plc (United Kingdom)(f)	2.50%	3/14/2019	2,581	2,608,277
Santander UK plc (United Kingdom)(f)	3.05%	8/23/2018	327	331,438
SVB Financial Group	5.375%	9/15/2020	70	76,301
Synovus Financial Corp.	7.875%	2/15/2019	910	983,300
Turkiye Halk Bankasi AS (Turkey)†(f)	3.875%	2/5/2020	418	412,328
Turkiye Halk Bankasi AS (Turkey)†(f)	4.75%	6/4/2019	1,619	1,639,487
Turkiye Vakiflar Bankasi TAO (Turkey)†(f)	3.75%	4/15/2018	300	300,802
Turkiye Vakiflar Bankasi TAO (Turkey)†(f)	5.625%	5/30/2022	821	842,334
UBS AG	1.80%	3/26/2018	3,250	3,255,620
UBS Group Funding Switzerland AG (Switzerland)†(f)	2.534%(3 Mo. LIBOR + 1.22%) #	5/23/2023	1,085	1,101,900
UBS Group Funding Switzerland AG (Switzerland)†(f)	2.65%	2/1/2022	488	488,406
Wells Fargo & Co.	2.239%(3 Mo. LIBOR + .93%) #	2/11/2022	898	905,115
Wells Fargo & Co.	2.55%	12/7/2020	120	121,734
Wells Fargo & Co.	3.069%	1/24/2023	1,894	1,936,819
Wilmington Trust Corp.	8.50%	4/2/2018	350	362,984
Total				111,902,739

Beverages 0.03%

Cott Beverages, Inc.	5.375%	7/1/2022	298	310,665

Building Materials 0.27%

Atrium Windows & Doors, Inc.†	7.75%	5/1/2019	276	280,830
Cemex SAB de CV (Mexico)†(f)	6.054%(3 Mo. LIBOR + 4.75%) #	10/15/2018	200	206,920
CPG Merger Sub LLC†	8.00%	10/1/2021	805	839,213
Fortune Brands Home & Security, Inc.	3.00%	6/15/2020	346	351,118
Martin Marietta Materials, Inc.	1.965%(3 Mo. LIBOR + .65%) #	5/22/2020	230	230,696
Martin Marietta Materials, Inc.	6.60%	4/15/2018	426	437,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)

Ply Gem Industries, Inc.	6.50%	2/1/2022	$550	$576,125
Standard Industries, Inc.†	5.125%	2/15/2021	90	93,375
Summit Materials LLC/Summit Materials Finance Corp.	8.50%	4/15/2022	30	33,975
Vulcan Materials Co.	7.50%	6/15/2021	70	82,665
Total				3,132,853

Business Services 0.52%

APX Group, Inc.	8.75%	12/1/2020	1,829	1,888,442
Ashtead Capital, Inc.†	6.50%	7/15/2022	270	279,612
Chicago Parking Meters LLC†	5.489%	12/30/2020	334	346,995
ERAC USA Finance LLC†	6.375%	10/15/2017	50	50,255
HPHT Finance 15 Ltd.†	2.25%	3/17/2018	250	250,049
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	601	665,608
Sotheby’s†	5.25%	10/1/2022	27	27,844
United Rentals North America, Inc.	7.625%	4/15/2022	300	313,650
Verisk Analytics, Inc.	4.875%	1/15/2019	41	42,587
Western Union Co. (The)	2.875%	12/10/2017	1,408	1,411,929
Western Union Co. (The)	3.35%	5/22/2019	687	698,439
Western Union Co. (The)	3.65%	8/22/2018	30	30,546
Total				6,005,956

Chemicals 0.70%

Blue Cube Spinco, Inc.	9.75%	10/15/2023	1,042	1,268,635
Celanese US Holdings LLC	5.875%	6/15/2021	700	783,941
Equate Petrochemical BV (Netherlands)†(f)	3.00%	3/3/2022	200	199,686
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	264	297,660
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%	1/15/2021	468	486,720
Westlake Chemical Corp.	4.625%	2/15/2021	767	793,845
Westlake Chemical Corp.	4.875%	5/15/2023	2,832	2,959,440
Yara International ASA (Norway)†(f)	7.875%	6/11/2019	1,225	1,338,076
Total				8,128,003

Coal 0.02%

Peabody Energy Corp.†	6.00%	3/31/2022	202	207,808

Computer Hardware 0.93%

Dell International LLC/EMC Corp.†	3.48%	6/1/2019	3,057	3,125,586

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware (continued)

Dell International LLC/EMC Corp.†	4.42%	6/15/2021	$2,924	$3,083,814
Dell International LLC/EMC Corp.†	5.875%	6/15/2021	774	813,435
Everi Payments, Inc.	10.00%	1/15/2022	876	962,505
Hewlett Packard Enterprise Co.	3.041%(3 Mo. LIBOR + 1.74%) #	10/5/2017	50	50,051
Hewlett Packard Enterprise Co.	3.231%(3 Mo. LIBOR + 1.93%) #	10/5/2018	650	661,132
Western Digital Corp.†	7.375%	4/1/2023	392	430,710
Western Digital Corp.	10.50%	4/1/2024	1,368	1,626,210
Total				10,753,443

Computer Software 0.75%

Activision Blizzard, Inc.†	6.125%	9/15/2023	2,892	3,108,493
Dun & Bradstreet Corp. (The)	3.50%	12/1/2017	1,202	1,207,530
Dun & Bradstreet Corp. (The)	4.25%	6/15/2020	63	65,341
First Data Corp.†	7.00%	12/1/2023	1,181	1,275,480
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	831	950,456
VMware, Inc.	2.30%	8/21/2020	783	784,825
VMware, Inc.	2.95%	8/21/2022	1,313	1,317,854
Total				8,709,979

Construction/Homebuilding 0.18%

Brookfield Residential Properties, Inc. (Canada)†(f)	6.50%	12/15/2020	1,317	1,356,510
Century Communities, Inc.	6.875%	5/15/2022	400	424,000
D.R. Horton, Inc.	3.75%	3/1/2019	40	40,871
M/I Homes, Inc.	6.75%	1/15/2021	76	79,800
William Lyon Homes, Inc.	5.75%	4/15/2019	54	54,945
William Lyon Homes, Inc.	7.00%	8/15/2022	173	179,920
Total				2,136,046

Containers 0.04%

Packaging Corp. of America	6.50%	3/15/2018	500	512,151

Drugs 0.61%

Bayer US Finance LLC†	2.375%	10/8/2019	200	201,635
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	317	351,870
Mylan NV	3.15%	6/15/2021	602	611,090
Mylan, Inc.	2.55%	3/28/2019	2,563	2,576,140
Nature’s Bounty Co. (The)†	7.625%	5/15/2021	792	847,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)

Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(f)	1.40%	7/20/2018	$797	$791,287
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(f)	1.70%	7/19/2019	663	648,238
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(f)	2.20%	7/21/2021	1,053	1,003,021
Total				7,030,721

Electric: Power 1.95%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(f)	2.50%	1/12/2018	1,400	1,402,542
American Electric Power Co., Inc.	1.65%	12/15/2017	250	250,044
Dominion Energy, Inc.	2.962%	7/1/2019	519	527,251
Dominion Energy, Inc.	4.104%	4/1/2021	1,978	2,080,740
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	294	333,392
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	456	511,416
Enel Finance International NV (Netherlands)†(f)	2.875%	5/25/2022	2,300	2,322,953
Eversource Energy	2.50%	3/15/2021	418	421,571
Exelon Generation Co. LLC	3.40%	3/15/2022	921	951,086
Exelon Generation Co. LLC	4.25%	6/15/2022	35	37,296
Exelon Generation Co. LLC	5.20%	10/1/2019	673	717,609
Exelon Generation Co. LLC	6.20%	10/1/2017	500	501,570
FirstEnergy Corp.	2.85%	7/15/2022	399	400,790
Inkia Energy Ltd. (Peru)†(f)	8.375%	4/4/2021	200	206,520
Jersey Central Power & Light Co.	7.35%	2/1/2019	350	374,649
Metropolitan Edison Co.	7.70%	1/15/2019	300	321,883
Ohio Power Co.	6.05%	5/1/2018	300	308,194
Oklahoma Gas & Electric Co.	8.25%	1/15/2019	127	137,325
Origin Energy Finance Ltd. (Australia)†(f)	3.50%	10/9/2018	2,500	2,530,676
Pennsylvania Electric Co.	5.20%	4/1/2020	319	341,132
Pennsylvania Electric Co.	6.05%	9/1/2017	200	200,000
PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(f)	7.25%	12/15/2017	525	532,262
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(f)	5.375%	5/1/2021	203	221,418
PSEG Power LLC	5.125%	4/15/2020	45	48,401
Public Service Co. of New Mexico	7.95%	5/15/2018	1,885	1,963,073
Puget Energy, Inc.	6.00%	9/1/2021	759	857,798
SCANA Corp.	4.125%	2/1/2022	1,517	1,579,420
State Grid Overseas Investment 2016 Ltd.†	2.25%	5/4/2020	1,420	1,420,837
TECO Finance, Inc.	5.15%	3/15/2020	635	678,722
Texas-New Mexico Power Co.†	9.50%	4/1/2019	386	429,145
Total				22,609,715

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 0.61%

Broadcom Corp./Broadcom Cayman Finance Ltd.†	2.375%	1/15/2020	$260	$261,860
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.00%	1/15/2022	909	924,028
Micron Technology, Inc.	7.50%	9/15/2023	1,991	2,212,499
NXP BV/NXP Funding LLC (Netherlands)†(f)	4.125%	6/1/2021	1,055	1,106,167
NXP BV/NXP Funding LLC (Netherlands)†(f)	5.75%	3/15/2023	2,415	2,526,694
Total				7,031,248

Electronics 0.32%

Ingram Micro, Inc.	5.25%	9/1/2017	2,208	2,208,000
Jabil, Inc.	8.25%	3/15/2018	525	543,375
PerkinElmer, Inc.	5.00%	11/15/2021	200	218,887
Tech Data Corp.	3.70%	2/15/2022	703	719,707
Total				3,689,969

Entertainment 0.50%

Churchill Downs, Inc.	5.375%	12/15/2021	1,638	1,696,804
Eldorado Resorts, Inc.	7.00%	8/1/2023	500	539,375
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	6.125%	8/15/2021	108	109,350
Scientific Games International, Inc.	6.25%	9/1/2020	124	125,240
Scientific Games International, Inc.	6.625%	5/15/2021	151	157,040
Scientific Games International, Inc.	10.00%	12/1/2022	1,654	1,846,277
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	267	271,005
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	730	766,044
WMG Acquisition Corp.†	5.625%	4/15/2022	43	44,935
WMG Acquisition Corp.†	6.75%	4/15/2022	208	218,920
Total				5,774,990

Financial Services 1.71%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(f)	3.75%	5/15/2019	176	180,635
Bear Stearns Cos. LLC (The)	7.25%	2/1/2018	2,393	2,446,468
Discover Financial Services	5.20%	4/27/2022	175	191,845
E*TRADE Financial Corp.	2.95%	8/24/2022	394	396,445
International Lease Finance Corp.	5.875%	4/1/2019	2,172	2,299,777
International Lease Finance Corp.	6.25%	5/15/2019	1,149	1,226,358
International Lease Finance Corp.†	7.125%	9/1/2018	1,737	1,824,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

International Lease Finance Corp.	8.25%	12/15/2020	$403	$472,939
International Lease Finance Corp.	8.625%	1/15/2022	49	60,466
Jefferies Group LLC	8.50%	7/15/2019	3,091	3,429,936
Lazard Group LLC	4.25%	11/14/2020	1,264	1,343,370
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	841	860,974
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	840	868,560
Navient Corp.	5.00%	10/26/2020	1,338	1,376,467
Navient Corp.	5.50%	1/15/2019	1,322	1,371,972
Navient Corp.	8.00%	3/25/2020	744	823,050
Raymond James Financial, Inc.	8.60%	8/15/2019	375	423,425
Synchrony Financial	2.60%	1/15/2019	82	82,611
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	157	163,280
Total				19,842,797

Food 0.76%

Bumble Bee Holdco SCA PIK 10.375% (Luxembourg)†(f)	9.625%	3/15/2018	700	701,478
Bumble Bee Holdings, Inc.†	9.00%	12/15/2017	250	250,478
Dean Foods Co.†	6.50%	3/15/2023	957	976,140
JBS USA LUX SA/JBS USA Finance, Inc. †	7.25%	6/1/2021	2,521	2,595,622
JBS USA LUX SA/JBS USA Finance, Inc.†	8.25%	2/1/2020	2,489	2,538,780
McCormick & Co., Inc.	2.70%	8/15/2022	399	402,635
Smithfield Foods, Inc.†	2.70%	1/31/2020	386	389,098
Smithfield Foods, Inc.†	3.35%	2/1/2022	226	230,138
Want Want China Finance Ltd. (China)†(f)	1.875%	5/14/2018	700	698,923
Total				8,783,292

Health Care Products 0.28%

Alere, Inc.†	6.375%	7/1/2023	553	593,092
Life Technologies Corp.	5.00%	1/15/2021	1,258	1,354,509
Life Technologies Corp.	6.00%	3/1/2020	1,175	1,281,279
Total				3,228,880

Health Care Services 0.28%

Acadia Healthcare Co., Inc.	6.125%	3/15/2021	396	403,920
Anthem, Inc.	1.875%	1/15/2018	330	330,126
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	1,396	1,396,698
Universal Health Services, Inc.†	3.75%	8/1/2019	705	724,634
Universal Health Services, Inc.†	4.75%	8/1/2022	421	435,735
Total				3,291,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.25%

CNA Financial Corp.	5.875%	8/15/2020	$600	$661,412
HUB International Ltd.†	7.875%	10/1/2021	309	322,040
Lincoln National Corp.	7.00%	3/15/2018	500	513,768
Lincoln National Corp.	8.75%	7/1/2019	39	43,630
Protective Life Corp.	7.375%	10/15/2019	225	248,557
Willis North America, Inc.	7.00%	9/29/2019	1,005	1,100,323
Total				2,889,730

Leasing 0.03%

DAE Funding LLC (United Arab Emirates)†(f)	4.00%	8/1/2020	397	401,963

Leisure 0.18%

LTF Merger Sub, Inc.†	8.50%	6/15/2023	550	585,750
NCL Corp. Ltd.†	4.75%	12/15/2021	414	430,042
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	403	449,526
Viking Cruises Ltd.†	8.50%	10/15/2022	564	592,200
Total				2,057,518

Lodging 0.54%

Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	2,527	2,691,255
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	237	256,256
Golden Nugget, Inc.†	8.50%	12/1/2021	1,035	1,086,750
Hyatt Hotels Corp.†	6.875%	8/15/2019	50	54,420
Playa Resorts Holding BV (Netherlands)†(f)	8.00%	8/15/2020	585	612,788
Station Casinos LLC	7.50%	3/1/2021	567	589,680
Wyndham Worldwide Corp.	2.50%	3/1/2018	1,000	1,002,784
Total				6,293,933

Machinery: Agricultural 0.75%

BAT Capital Corp.†	2.297%	8/14/2020	1,056	1,060,786
BAT Capital Corp.†	2.764%	8/15/2022	792	797,317
BAT International Finance plc (United Kingdom)†(f)	1.85%	6/15/2018	1,000	1,000,290
Bunge Ltd. Finance Corp.	8.50%	6/15/2019	32	35,570
Imperial Brands Finance plc (United Kingdom)†(f)	2.05%	2/11/2018	3,260	3,260,833
Viterra, Inc. (Canada)†(f)	5.95%	8/1/2020	2,394	2,608,500
Total				8,763,296

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.11%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019		$1,025	$1,055,750
Kennametal, Inc.	2.65%	11/1/2019		275	276,994
Total					1,332,744

Manufacturing 0.04%

Pentair Finance SA (Luxembourg)(f)	1.875%	9/15/2017		25	25,001
Pentair Finance SA (Luxembourg)(f)	2.90%	9/15/2018		491	495,480
Total					520,481

Media 1.20%

Altice Financing SA (Luxembourg)†(f)	6.625%	2/15/2023		1,025	1,086,500
Clear Channel Worldwide Holdings, Inc.	7.625%	3/15/2020		1,986	1,986,000
Cox Communications, Inc.†	3.25%	12/15/2022		904	917,772
CSC Holdings LLC†	10.125%	1/15/2023		914	1,061,108
NBCUniversal Enterprise, Inc.†	5.25%	—	(g)	2,780	2,953,750
SFR Group SA (France)†(f)	6.00%	5/15/2022		1,350	1,419,188
Sky plc (United Kingdom)†(f)	9.50%	11/15/2018		250	271,677
Time Warner Cable LLC	8.25%	4/1/2019		963	1,052,424
Time Warner Cable LLC	8.75%	2/14/2019		431	470,817
Univision Communications, Inc.†	6.75%	9/15/2022		732	760,182
Viacom, Inc.	2.75%	12/15/2019		171	172,890
Viacom, Inc.	5.625%	9/15/2019		348	371,494
Virgin Media Finance plc (United Kingdom)†(f)	6.375%	4/15/2023		500	526,250
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020		803	828,094
Total					13,878,146

Metal Fabricating 0.05%

Zekelman Industries, Inc.†	9.875%	6/15/2023		492	552,270

Metals & Minerals: Miscellaneous 1.47%

Anglo American Capital plc (United Kingdom)†(f)	3.625%	5/14/2020		582	597,080
Anglo American Capital plc (United Kingdom)†(f)	4.125%	4/15/2021		200	207,750
Anglo American Capital plc (United Kingdom)†(f)	4.45%	9/27/2020		300	315,750
Ausdrill Finance Pty Ltd. (Australia)†(f)	6.875%	11/1/2019		525	536,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

Century Aluminum Co.†	7.50%	6/1/2021	$331	$340,103
Eldorado Gold Corp. (Canada)†(f)	6.125%	12/15/2020	682	697,345
FMG Resources (August 2006) Pty Ltd. (Australia)†(f)	9.75%	3/1/2022	4,747	5,387,845
Freeport-McMoRan, Inc.	6.50%	11/15/2020	526	539,150
Glencore Finance Canada Ltd. (Canada)†(f)	2.70%	10/25/2017	4,546	4,553,978
Glencore Finance Canada Ltd. (Canada)†(f)	4.25%	10/25/2022	1,200	1,262,895
Goldcorp, Inc. (Canada)(f)	2.125%	3/15/2018	252	252,652
Goldcorp, Inc. (Canada)(f)	3.625%	6/9/2021	1,360	1,419,093
Hecla Mining Co.	6.875%	5/1/2021	339	351,455
Hudbay Minerals, Inc. (Canada)†(f)	7.25%	1/15/2023	521	562,680
Total				17,024,588

Natural Gas 0.03%

CenterPoint Energy Resources Corp.	4.50%	1/15/2021	273	289,562
National Fuel Gas Co.	4.90%	12/1/2021	50	53,719
Total				343,281

Oil 4.27%

Afren plc (United Kingdom)†(d)(f)	6.625%	12/9/2020	195	1,015
Afren plc (United Kingdom)†(d)(f)	10.25%	4/8/2019	195	1,015
Afren plc (United Kingdom)†(d)(f)	11.50%	2/1/2016	390	2,030
Anadarko Holding Co.	7.05%	5/15/2018	388	400,606
Anadarko Petroleum Corp.	4.85%	3/15/2021	488	519,145
Atwood Oceanics, Inc.	6.50%	2/1/2020	548	537,725
Bill Barrett Corp.	7.00%	10/15/2022	60	52,200
Canadian Natural Resources Ltd. (Canada)(f)	2.95%	1/15/2023	1,567	1,571,794
Canadian Oil Sands Ltd. (Canada)†(f)	7.75%	5/15/2019	295	318,905
Canadian Oil Sands Ltd. (Canada)†(f)	9.40%	9/1/2021	125	152,540
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	200	195,000
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	2,082	2,118,435
Cenovus Energy, Inc. (Canada)(f)	5.70%	10/15/2019	750	788,717
CNOOC Finance 2013 Ltd. (Hong Kong)(f)	1.75%	5/9/2018	1,025	1,024,432
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(f)	2.625%	5/5/2020	1,000	1,007,149
Concho Resources, Inc.	5.50%	10/1/2022	485	499,853
Concho Resources, Inc.	5.50%	4/1/2023	3,787	3,902,977
Continental Resources, Inc.	5.00%	9/15/2022	1,107	1,116,686
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	441	451,474
Denbury Resources, Inc.	5.50%	5/1/2022	356	164,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Devon Energy Corp.	2.25%	12/15/2018	$300	$297,747
Devon Energy Corp.	4.00%	7/15/2021	250	261,023
Devon Energy Corp.	6.30%	1/15/2019	134	140,184
Eclipse Resources Corp.	8.875%	7/15/2023	979	983,895
Encana Corp. (Canada)(f)	3.90%	11/15/2021	1,400	1,443,541
Encana Corp. (Canada)(f)	6.50%	5/15/2019	2,341	2,504,604
Endeavor Energy Resources LP/EER Finance, Inc.†	7.00%	8/15/2021	1,327	1,375,104
Endeavor Energy Resources LP/EER Finance, Inc.†	8.125%	9/15/2023	330	353,100
Eni SpA (Italy)†(f)	4.15%	10/1/2020	1,500	1,568,257
KazMunayGas National Co. JSC (Kazakhstan)†(f)	9.125%	7/2/2018	2,160	2,281,126
Laredo Petroleum, Inc.	7.375%	5/1/2022	526	542,437
Matador Resources Co.	6.875%	4/15/2023	890	930,050
Newfield Exploration Co.	5.75%	1/30/2022	1,100	1,166,000
Nexen Energy ULC (Canada)(f)	6.20%	7/30/2019	74	79,169
Noble Energy, Inc.	5.625%	5/1/2021	1,054	1,082,437
OGX Austria GmbH (Brazil)†(d)(f)	8.50%	6/1/2018	225	4
PDC Energy, Inc.	7.75%	10/15/2022	710	739,287
Permian Resources LLC†	13.00%	11/30/2020	294	341,040
Petrobras Global Finance BV (Netherlands)(f)	6.125%	1/17/2022	593	630,062
Petroleos Mexicanos (Mexico)(f)	3.125%	1/23/2019	853	864,089
Petroleos Mexicanos (Mexico)(f)	5.50%	2/4/2019	1,189	1,246,072
Petroleos Mexicanos (Mexico)(f)	8.00%	5/3/2019	1,020	1,119,450
Phillips 66†	1.954%(3 Mo. LIBOR + .65%) #	4/15/2019	373	373,376
Pioneer Natural Resources Co.	3.45%	1/15/2021	450	465,544
Pioneer Natural Resources Co.	3.95%	7/15/2022	313	330,583
Pioneer Natural Resources Co.	6.875%	5/1/2018	457	471,774
Pioneer Natural Resources Co.	7.50%	1/15/2020	129	144,294
Precision Drilling Corp. (Canada)(f)	6.625%	11/15/2020	955	943,517
Range Resources Corp.†	5.75%	6/1/2021	1,006	1,031,150
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(f)	6.75%	9/30/2019	900	974,296
Resolute Energy Corp.	8.50%	5/1/2020	553	554,382
Rice Energy, Inc.	6.25%	5/1/2022	2,317	2,412,576
RSP Permian, Inc.	6.625%	10/1/2022	365	380,056
Sanchez Energy Corp.	6.125%	1/15/2023	492	377,610
Seven Generations Energy Ltd. (Canada)†(f)	6.875%	6/30/2023	202	211,090
Seven Generations Energy Ltd. (Canada)†(f)	8.25%	5/15/2020	600	627,000
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	2,000	2,010,084
SM Energy Co.	6.50%	11/15/2021	1,374	1,334,497
SM Energy Co.	6.50%	1/1/2023	579	557,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Statoil ASA (Norway)†(f)	7.875%	12/9/2022	$1,000	$1,248,650
Western Refining Logistics LP/WNRL Finance Corp.	7.50%	2/15/2023	74	79,920
YPF SA (Argentina)(f)	8.815%(3 Mo. LIBOR + 7.50%) #	8/15/2018	235	242,353
Total				49,545,065

Oil: Crude Producers 4.38%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	113	115,119
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	2,516	2,605,632
Boardwalk Pipelines LP	5.20%	6/1/2018	1,175	1,199,409
Buckeye Partners LP	2.65%	11/15/2018	1,450	1,458,217
Buckeye Partners LP	4.875%	2/1/2021	510	543,067
Buckeye Partners LP	5.50%	8/15/2019	75	79,237
Buckeye Partners LP	6.05%	1/15/2018	425	431,338
Columbia Pipeline Group, Inc.	2.45%	6/1/2018	1,153	1,157,263
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	1,035	1,065,357
DCP Midstream Operating LP†	9.75%	3/15/2019	950	1,048,562
Enbridge Energy Partners LP	6.50%	4/15/2018	1,108	1,138,606
Enbridge Energy Partners LP	9.875%	3/1/2019	1,798	1,999,904
Energy Transfer LP	4.15%	10/1/2020	800	835,410
Energy Transfer LP	9.00%	4/15/2019	1,725	1,911,092
Energy Transfer LP	9.70%	3/15/2019	1,450	1,611,729
Energy Transfer LP	4.65%	6/1/2021	400	425,787
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	1,334	1,443,841
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	995	1,088,036
Gulf South Pipeline Co. LP	4.00%	6/15/2022	138	141,790
Kinder Morgan Energy Partners LP	5.30%	9/15/2020	1,541	1,663,473
Kinder Morgan Energy Partners LP	5.80%	3/1/2021	1,426	1,575,089
Kinder Morgan Energy Partners LP	5.95%	2/15/2018	2,175	2,214,336
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	310	340,597
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	175	193,445
Kinder Morgan Energy Partners LP	9.00%	2/1/2019	250	273,402
Kinder Morgan, Inc.†	5.00%	2/15/2021	283	303,863
Kinder Morgan, Inc.	7.25%	6/1/2018	603	626,290
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	947	1,015,658
MPLX LP	5.50%	2/15/2023	5,290	5,455,655
NGPL PipeCo LLC†	4.375%	8/15/2022	203	209,090
ONEOK Partners LP	3.20%	9/15/2018	499	504,860
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	1,200	1,245,695
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	2,848	2,947,680
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	2,071	2,122,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Rockies Express Pipeline LLC†	6.00%	1/15/2019	$185	$192,169
Rockies Express Pipeline LLC†	6.85%	7/15/2018	175	182,000
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	5,180	5,612,067
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	500	564,497
Spectra Energy Partners LP	2.95%	9/25/2018	1,020	1,030,574
Spectra Energy Partners LP	4.60%	6/15/2021	297	316,114
Texas Eastern Transmission LP†	2.80%	10/15/2022	135	134,700
Texas Eastern Transmission LP†	4.125%	12/1/2020	500	523,189
Texas Gas Transmission LLC†	4.50%	2/1/2021	729	765,530
TransCanada PipeLines Ltd. (Canada)(f)	6.50%	8/15/2018	18	18,820
TransCanada PipeLines Ltd. (Canada)(f)	7.125%	1/15/2019	392	419,521
Western Gas Partners LP	2.60%	8/15/2018	113	113,441
Total				50,863,926

Oil: Integrated Domestic 0.43%

National Oilwell Varco, Inc.	1.35%	12/1/2017	477	476,519
National Oilwell Varco, Inc.	2.60%	12/1/2022	876	858,017
SESI LLC	6.375%	5/1/2019	1,307	1,308,830
SESI LLC	7.125%	12/15/2021	760	767,600
TechnipFMC plc (United Kingdom)†(f)	3.45%	10/1/2022	40	40,156
Weatherford International Ltd.	9.625%	3/1/2019	1,436	1,543,700
Total				4,994,822

Paper & Forest Products 0.00%

International Paper Co.	9.375%	5/15/2019	19	21,301

Real Estate Investment Trusts 1.85%

Brixmor Operating Partnership LP	3.875%	8/15/2022	527	545,490
CBRE Services, Inc.	5.00%	3/15/2023	1,303	1,355,296
DDR Corp.	3.50%	1/15/2021	339	345,600
DDR Corp.	4.625%	7/15/2022	137	145,178
DDR Corp.	7.50%	7/15/2018	481	502,613
DDR Corp.	7.875%	9/1/2020	849	995,109
Digital Realty Trust LP	3.40%	10/1/2020	210	217,510
Digital Realty Trust LP	5.875%	2/1/2020	2,294	2,478,139
DuPont Fabros Technology LP	5.875%	9/15/2021	500	516,898
EPR Properties	7.75%	7/15/2020	1,876	2,128,271
HCP, Inc.	2.625%	2/1/2020	687	694,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

HCP, Inc.	3.75%	2/1/2019	$1,103	$1,125,405
HCP, Inc.	4.00%	12/1/2022	270	287,177
HCP, Inc.	5.375%	2/1/2021	174	190,031
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	424	468,709
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	228	231,232
Kilroy Realty LP	4.80%	7/15/2018	874	891,957
Kilroy Realty LP	6.625%	6/1/2020	1,690	1,875,139
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(f)	3.125%	3/20/2022	1,068	1,096,917
SL Green Realty Corp.	5.00%	8/15/2018	102	104,278
SL Green Realty Corp.	7.75%	3/15/2020	850	951,464
VEREIT Operating Partnership LP	3.00%	2/6/2019	2,675	2,708,628
VEREIT Operating Partnership LP	4.125%	6/1/2021	329	345,779
Welltower, Inc.	4.125%	4/1/2019	103	106,092
Weyerhaeuser Co.	4.70%	3/15/2021	1,042	1,116,094
Weyerhaeuser Co.	7.375%	10/1/2019	68	75,293
Total				21,498,774

Retail 0.46%

Best Buy Co., Inc.	5.00%	8/1/2018	1,395	1,434,796
Coach, Inc.	3.00%	7/15/2022	542	542,223
Marks & Spencer plc (United Kingdom)†(f)	6.25%	12/1/2017	200	201,970
PVH Corp.	4.50%	12/15/2022	685	706,235
Rite Aid Corp.	6.75%	6/15/2021	2,401	2,497,040
Total				5,382,264

Savings & Loan 0.05%

People’s United Financial, Inc.	3.65%	12/6/2022	506	524,504

Steel 0.34%

BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(f)	6.50%	5/15/2021	1,060	1,117,982
GTL Trade Finance, Inc.†	7.25%	10/20/2017	250	251,500
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%	5/1/2022	877	909,888
U.S. Steel Corp.†	8.375%	7/1/2021	1,546	1,712,195
Total				3,991,565

Technology 0.51%

Baidu, Inc. (China)(f)(h)	2.25%	11/28/2017	1,700	1,703,771
Baidu, Inc. (China)(f)	2.75%	6/9/2019	200	202,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology (continued)

Baidu, Inc. (China)(f)	3.25%	8/6/2018	$700	$708,285
eBay, Inc.	1.791%(3 Mo. LIBOR + .48%) #	8/1/2019	640	642,161
Expedia, Inc.	7.456%	8/15/2018	716	753,684
Priceline Group, Inc. (The)	2.75%	3/15/2023	498	501,152
Tencent Holdings Ltd. (China)†(f)	3.375%	5/2/2019	750	767,561
TIBCO Software, Inc.†	11.375%	12/1/2021	506	554,854
VeriSign, Inc.	4.625%	5/1/2023	109	112,679
Total				5,946,868

Telecommunications 0.83%

BellSouth LLC†	4.285%	4/26/2018	2,750	2,792,883
Digicel Group Ltd. (Jamaica)†(f)	8.25%	9/30/2020	500	482,500
GCI, Inc.	6.75%	6/1/2021	545	559,306
GTH Finance BV (Netherlands)†(f)	6.25%	4/26/2020	200	212,581
Intelsat Jackson Holdings SA (Luxembourg)(f)	7.25%	10/15/2020	1,187	1,135,811
Telenor ASA (Norway)(f)	1.75%	5/22/2018	250	250,035
Wind Acquisition Finance SA (Luxembourg)†(f)	4.75%	7/15/2020	573	581,595
Wind Acquisition Finance SA (Luxembourg)†(f)	6.50%	4/30/2020	700	728,000
Wind Acquisition Finance SA (Luxembourg)†(f)	7.375%	4/23/2021	2,012	2,093,174
Windstream Services LLC	7.75%	10/1/2021	932	743,270
Total				9,579,155

Textiles Products 0.05%

Springs Industries, Inc.	6.25%	6/1/2021	574	592,655

Transportation: Miscellaneous 0.13%

Asciano Finance Ltd. (Australia)†(f)	5.00%	4/7/2018	500	507,729
Ryder System, Inc.	2.50%	3/1/2018	585	587,112
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	319	333,355
XPO Logistics, Inc.†	6.50%	6/15/2022	84	88,515
Total				1,516,711

Utilities 0.02%

United Utilities plc (United Kingdom)(f)	5.375%	2/1/2019	233	243,129
Total Corporate Bonds (cost $470,431,160)				472,986,771

FLOATING RATE LOANS(i) 3.72%

Aerospace/Defense 0.01%

Gol LuxCo S.A. Term Loan (Luxembourg)(f)	6.50%	8/31/2020	136	139,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Business Services 0.05%

Neff Rental LLC 2nd Lien Closing DateTerm Loan	7.664%(3 Mo. LIBOR + 6.25%)		6/9/2021		$365	$366,449
Nord Anglia Education Finance LLC Initial Term Loan	4.702%(3 Mo. LIBOR + 3.50%)		3/31/2021		206	206,065	(a)(j)
Total						572,514

Chemicals 0.35%

Celanese U.S. Holdings LLC Term Loan	2.736%(3 Mo. LIBOR + 1.50%)		7/15/2021		1,650	1,653,094	(a)(j)
FMC Corporation Term Loan A	2.489% - 2.546%(3 Mo. LIBOR + 1.25%) - (1 Mo. LIBOR + 1.25%)		4/21/2020		293	293,333	(a)(j)
Mosaic Company (The) Term Loan	2.481%(1 Mo. LIBOR + 1.25%)		11/18/2021		1,868	1,871,503	(a)(j)
Sherwin-Williams Company (The) Term Loan A	2.482%(1 Mo. LIBOR + 1.25%)		4/13/2021		191	191,100	(a)(j)
Total						4,009,030

Containers 0.12%

Ball Corp. USD Term Loan A	2.989%(1 Mo. LIBOR + 1.75%)		3/18/2021		626	625,431	(a)(j)
Ball UK Acquisition Ltd. EUR Term Loan A(e)	1.75%(3 Mo. EURIBOR + 1.75%)		3/18/2021	EUR	112	133,889	(a)(j)
WestRock Co. Closing Date Term Loan	2.365%(1 Mo. LIBOR + 1.125%)		7/1/2020		$641	640,625	(a)(j)
Total						1,399,945

Drugs 0.05%

Teva Pharmaceutical Industries Ltd Term Loan B (Israel)(f)	—	(k)	11/16/2020		549	540,765	(a)(j)

Electric: Power 0.31%

Energy Future Intermediate Holding Co. LLC DIP Term Loan	4.234%(1 Mo. LIBOR + 3.00%)		6/30/2018		1,105	1,111,354
FirstEnergy Corp. Term Loan	2.977%(1 Mo. LIBOR + 1.75%)		12/6/2021		2,550	2,540,437	(a)(j)
Total						3,651,791

Electrical Equipment 0.21%

Analog Devices, Inc. 3 Year Term Loan	2.365%(1 Mo. LIBOR + 1.13%)		9/23/2019		2,389	2,389,080	(a)(j)

Electronics 0.05%

Keysight Technologies, Inc. Delayed Draw Term Loan	2.75%(1 Mo. LIBOR + 1.25%)		2/14/2020		624	625,950	(a)(j)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food 0.04%

Amplify Snack Brands, Inc. Term Loan	6.74%(1 Mo. LIBOR + 5.50%)		9/2/2023	$480	$476,047

Gaming 0.17%

Seminole Tribe of Florida Term Loan B	3.456%(3 Mo. LIBOR + 2.00%)		7/8/2024	1,908	1,916,643

Health Care Products 0.28%

Zimmer Biomet Holdings, Inc. Term Loan	2.489%(1 Mo. LIBOR + 1.25%)		9/30/2019	1,569	1,569,981	(a)(j)
Zimmer Holdings, Inc. Term Loan	2.604% - 2.614%(1 Mo. LIBOR + 1.375%)		5/29/2019	1,677	1,672,496
Total					3,242,477

Health Care Services 0.03%

Laboratory Corp. of America Holdings Term Loan	2.489%(3 Mo. LIBOR + 1.25%)		12/19/2019	336	336,730	(a)(j)

Household Equipment/Products 0.16%

Dell International LLC Term Loan A1	3.24%(1 Mo. LIBOR + 2.00%)		12/31/2018	67	66,976
Dell International LLC Term Loan A2	3.49%(1 Mo. LIBOR + 2.25%)		9/7/2021	1,817	1,821,934
Total					1,888,910

Lodging 0.11%

VML US Finance, LLC USD New Initial Term Loan	—	(k)	5/31/2022	1,245	1,232,550	(a)(j)

Machinery: Industrial/Specialty 0.04%

Flowserve Corp. 2012 Term Loan	2.546%(3 Mo. LIBOR + 1.25%)		10/14/2020	488	486,891	(a)(j)

Manufacturing 0.16%

Tyco International Holding S.a.r.I. Term Loan (Luxembourg)(f)	2.96%(3 Mo. LIBOR + 1.75%)		3/2/2020	1,836	1,834,158

Media 0.13%

Charter Communications Operating, LLC Term Loan E1	3.24%(1 Mo. LIBOR + 2.00%)		7/1/2020	1,468	1,473,695

Metals & Minerals: Diversified 0.07%

Fairmount Santrol, Inc. Tranche B2 New Term Loan	4.796%(3 Mo. LIBOR + 3.50%)		9/5/2019	816	788,916

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous 0.25%

Harris Corp. 3 Year Tranche Term Loan	2.74%(1 Mo. LIBOR + 1.50%)		3/16/2018	$59	$58,769	(a)(j)
Harris Corp. 5 Year Tranche Term Loan	2.74%(1 Mo. LIBOR + 1.50%)		3/16/2020	447	447,848	(a)(j)
Rockwell Collins, Inc. Term Loan	2.479%(1 Mo. LIBOR + 1.25%)		12/16/2019	2,429	2,432,036	(a)(j)
Total					2,938,653

Office Furniture & Business Equipment 0.06%

Eastman Chemical Company Term Loan	2.489%(1 Mo. LIBOR + 1.25%)		12/15/2021	656	654,493	(a)(j)

Oil 0.08%

Noble Energy, Inc. Initial Term Loan	2.447%(1 Wk. LIBOR + 1.25%)		1/6/2019	589	591,127	(a)(j)
Petroleos Mexicanos Term Loan (Mexico)(f)	—	(k)	2/14/2020	305	295,850	(a)(j)
Total					886,977

Oil: Crude Producers 0.06%

Buckeye Partners L.P. Delayed Draw Term Loan	2.59%(1 Mo. LIBOR + 1.35%)		9/30/2019	317	316,207	(a)(j)
ONEOK Partners, L.P. Term Loan	2.534%(1 Mo. LIBOR + 1.30%)		1/8/2019	426	426,000	(a)(j)
Total					742,207

Real Estate Investment Trusts 0.20%

American Tower Corporation Term Loan	2.49%(1 Mo. LIBOR + 1.25%)		1/31/2022	2,391	2,376,056	(a)(j)

Retail 0.61%

Bass Pro Group LLC 2015 New Term Loan	4.479%(1 Mo. LIBOR + 3.25%)		6/5/2020	1,504	1,499,127
Burlington Coat Factory Warehouse Corp. Term Loan B4	3.98%(1 Mo. LIBOR + 2.75%)		8/13/2021	1,206	1,212,030
P.F. Chang’s China Bistro, Inc. Borrowing Term Loan	4.484%(3 Mo. LIBOR + 3.25%)		7/2/2019	565	564,599	(a)(j)
PVH Corp. Tranche A Term Loan	2.728%(1 Mo. LIBOR + 1.50%)		5/19/2021	3,309	3,307,762
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	5.115%(1 Mo. LIBOR + 3.875%)		6/21/2021	500	503,437
Total					7,086,955

Technology 0.02%

Symantec Corp. Term Loan A2	2.813%(2 Mo. LIBOR + 1.50%)		8/1/2019	50	49,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Technology (continued)

Zayo Group, LLC 2017 Incremental Refinancing Term Loan B1	3.231%(1 Mo. LIBOR + 2.00%)		1/19/2021	$201	$201,811
Total					251,717

Telecommunications 0.10%

AT&T, Inc. Tranche A Advance Term Loan	2.21%(3 Mo. LIBOR + 1.00%)		3/2/2018	1,173	1,172,916	(a)(j)
Total Floating Rate Loans (cost $43,025,834)					43,115,976

FOREIGN GOVERNMENT OBLIGATIONS(f) 0.25%

Argentina 0.05%

Republic of Argentina	5.625%		1/26/2022	625	655,313

Dominican Republic 0.00%

Dominican Republic†	9.04%		1/23/2018	13	13,487

Indonesia 0.15%

Republic of Indonesia†	3.70%		1/8/2022	643	668,007
Republic of Indonesia†	3.75%		4/25/2022	1,000	1,039,166
Total					1,707,173

Qatar 0.05%

State of Qatar†	5.25%		1/20/2020	516	550,247
Total Foreign Government Obligations (cost $2,871,064)					2,926,220

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.77%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.69	%#(m)	10/25/2030	508	518,250
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.301	%#(m)	9/25/2044	135	137,099
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.169	%#(m)	11/25/2044	300	305,634
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.883	%#(m)	2/25/2045	500	507,185
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.942	%#(m)	6/25/2047	200	205,088
Federal Home Loan Mortgage Corp. 2013-K502 C†	8.131	%#(m)	3/25/2045	42	41,957
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.481	%#(m)	5/25/2045	360	368,243
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.078	%#(m)	10/25/2047	47	47,648
Federal Home Loan Mortgage Corp. K061 X1 IO	0.305	%#(m)	11/25/2026	15,481	247,610
Federal Home Loan Mortgage Corp. Q001 XA IO	2.314	%#(m)	2/25/2032	1,437	237,205
Government National Mortgage Assoc. 2013-162 A	2.75	%#(m)	9/16/2046	116	115,234
Government National Mortgage Assoc. 2013-171 IO	0.944	%#(m)	6/16/2054	7,118	463,157
Government National Mortgage Assoc. 2013-193 IO	0.934	%#(m)	1/16/2055	2,520	166,846

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2014-112 A	3.00	%#(m)	1/16/2048	$364	$368,669
Government National Mortgage Assoc. 2014-135 AS	2.30%	2/16/2047	523	522,039
Government National Mortgage Assoc. 2014-15 IO	0.797	%#(m)	8/16/2054	5,986	328,649
Government National Mortgage Assoc. 2014-64 IO	1.184	%#(m)	12/16/2054	37,684	2,693,258
Government National Mortgage Assoc. 2014-70 A	2.50%	3/16/2049	24	23,984
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	145	145,487
Government National Mortgage Assoc. 2015-19 AD	2.90%	10/16/2055	308	312,501
Government National Mortgage Assoc. 2017-100 AS	2.75%	2/16/2058	1,058	1,059,900
Government National Mortgage Assoc. 2017-41 AS	2.60%	6/16/2058	4,438	4,429,573
Government National Mortgage Assoc. 2017-44 AD	2.65%	11/17/2048	1,312	1,316,045
Government National Mortgage Assoc. 2017-51 AS	2.75%	4/16/2058	1,637	1,640,225
Government National Mortgage Assoc. 2017-53 B	2.75%	3/16/2050	2,042	2,050,203
Government National Mortgage Assoc. 2017-54 AD	2.75%	1/16/2057	2,046	2,049,631
Government National Mortgage Assoc. 2017-61 A	2.60%	8/16/2058	996	992,042
Government National Mortgage Assoc. 2017-69 AS	2.75%	2/16/2058	1,703	1,705,956
Government National Mortgage Assoc. 2017-71 AS	2.70%	4/16/2057	1,135	1,134,154
Government National Mortgage Assoc. 2017-72 AM	2.60%	9/16/2051	691	687,583
Government National Mortgage Assoc. 2017-74 AS	2.60%	10/16/2057	692	687,667
Government National Mortgage Assoc. 2017-76 AS	2.65%	11/16/2050	1,382	1,377,243
Government National Mortgage Assoc. 2017-86 AS	2.75%	2/16/2058	1,289	1,301,373
Government National Mortgage Assoc. 2017-89 AB	2.60%	7/16/2058	1,080	1,082,250
Government National Mortgage Assoc. 2017-90 AS	2.70%	7/16/2057	1,505	1,510,849
Government National Mortgage Assoc. 2017-92 AS	2.75%	6/16/2058	1,371	1,382,708
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $33,397,015)	32,163,145

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.31%

Federal Home Loan Bank	1.125%	4/25/2018	3,010	3,008,375
Federal Home Loan Mortgage Corp.	0.875%	3/7/2018	1,118	1,116,332
Federal Home Loan Mortgage Corp.	3.113%(12 Mo. LIBOR + 1.64%)	#	11/1/2043	1,594	1,645,589
Federal Home Loan Mortgage Corp.	3.225%(12 Mo. LIBOR + 1.79%)	#	12/1/2036	269	283,343
Federal Home Loan Mortgage Corp.	3.29%(12 Mo. LIBOR + 1.71%)	#	4/1/2037	109	114,062
Federal Home Loan Mortgage Corp.	3.335%(12 Mo. LIBOR + 1.66%)	#	2/1/2038	275	288,255
Federal Home Loan Mortgage Corp.	3.341%(12 Mo. LIBOR + 1.77%)	#	10/1/2038	78	82,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	3.365%(12 Mo. LIBOR + 1.79%)	#	5/1/2036	$86	$90,401
Federal Home Loan Mortgage Corp.	3.476%(12 Mo. LIBOR + 1.97%)	#	2/1/2037	232	246,605
Federal Home Loan Mortgage Corp.	3.521%(12 Mo. LIBOR + 1.95%)	#	9/1/2036	241	255,859
Federal National Mortgage Assoc.	2.58%		11/1/2018	475	478,888
Federal National Mortgage Assoc.	2.699%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	404	414,587
Federal National Mortgage Assoc.	2.716%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	1,493	1,532,407
Federal National Mortgage Assoc.	2.841%(12 Mo. LIBOR + 1.60%)	#	10/1/2045	441	454,392
Federal National Mortgage Assoc.	2.932%(1 Yr Treasury Constant Maturity Rate + 2.20%)	#	1/1/2038	217	228,354
Federal National Mortgage Assoc.	2.996%(12 Mo. LIBOR + 1.30%)	#	6/1/2038	492	508,659
Federal National Mortgage Assoc.	3.00%(1 Yr Treasury Constant Maturity Rate + 2.24%)	#	3/1/2038	96	101,251
Federal National Mortgage Assoc.	3.073%(12 Mo. LIBOR + 1.51%)	#	10/1/2035	366	382,577
Federal National Mortgage Assoc.	3.14%(12 Mo. LIBOR + 1.78%)	#	3/1/2042	2,412	2,519,093
Federal National Mortgage Assoc.	3.147%(12 Mo. LIBOR + 1.54%)	#	3/1/2039	168	175,572
Federal National Mortgage Assoc.	3.276%(12 Mo. LIBOR + 1.62%)	#	8/1/2037	21	22,059
Federal National Mortgage Assoc.	3.277%(12 Mo. LIBOR + 1.67%)	#	8/1/2038	107	111,807
Federal National Mortgage Assoc.	3.288%(12 Mo. LIBOR + 1.66%)	#	9/1/2038	197	207,568
Federal National Mortgage Assoc.	3.33%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	188	196,612
Federal National Mortgage Assoc.	3.358%(12 Mo. LIBOR + 1.82%)	#	12/1/2040	338	354,402
Federal National Mortgage Assoc.	3.433%(12 Mo. LIBOR + 1.82%)	#	4/1/2040	183	192,152
Federal National Mortgage Assoc.	3.479%(12 Mo. LIBOR + 1.80%)	#	10/1/2040	126	131,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	3.575%(12 Mo. LIBOR + 1.89%)	#	12/1/2038	$109	$116,053
Total Government Sponsored Enterprises Pass-Throughs (cost $15,320,800)					15,259,363

MUNICIPAL BONDS 0.29%

Miscellaneous

IL State GO	2.77%		4/1/2018	350	350,963
IL State GO	4.35%		6/1/2018	264	267,213
IL State GO	6.20%		7/1/2021	400	424,392
Illinois	3.90%		1/1/2018	100	100,516
Illinois	4.95%		6/1/2023	79	82,226
Illinois	5.665%		3/1/2018	650	660,927
Illinois	5.877%		3/1/2019	300	312,423
New Jersey Econ Dev Auth	2.421%		6/15/2018	500	498,950
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2019	100	96,435
New Jersey Transp Tr Fnd Auth	1.758%		12/15/2018	220	220,103
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2018	300	312,699
Total Municipal Bonds (cost $3,313,262)					3,326,847

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 20.98%

Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	617	636,815
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	310	317,341
Aventura Mall Trust 2013-AVM A†	3.867	%#(m)	12/5/2032	1,200	1,261,753
Aventura Mall Trust 2013-AVM D†	3.867	%#(m)	12/5/2032	500	515,290
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.808	%#(m)	6/15/2028	350	349,694
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.808	%#(m)	6/15/2028	620	621,181
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	751	808,516
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.70	%#(m)	6/24/2050	2	2,174	(a)(b)
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	2.657%(1 Mo. LIBOR + 1.43%)	#	11/15/2033	185	185,215
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	2,574	2,565,907
BB-UBS Trust 2012-TFT B†	3.584	%#(m)	6/5/2030	2,149	2,121,209
BB-UBS Trust 2012-TFT C†	3.584	%#(m)	6/5/2030	3,000	2,934,654
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	260	269,943
BBCMS Trust 2013-TYSN E†	3.708%		9/5/2032	2,480	2,510,454
BBCMS Trust 2015-STP XB IO†	0.286	%#(m)	9/10/2028	88,000	550,000
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	453	447,293
BBCMS Trust 2015-VFM X IO†	0.586	%#(m)	3/12/2036	89,095	2,164,562

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406	%#(m)	11/11/2041	$595	$616,934
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.857	%#(m)	11/11/2041	595	618,569
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.915	%#(m)	6/11/2050	18	17,695
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	140	148,802
BWAY Mortgage Trust 2013-1515 XB IO†	0.534	%#(m)	3/10/2033	47,800	1,362,386
BX Trust 2017-APPL A†	2.13%(1 Mo. LIBOR + .88%)	#	7/15/2034	1,106	1,107,026
BX Trust 2017-APPL D†	3.30%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	750	752,016
BX Trust 2017-APPL E†	4.40%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	1,092	1,094,179
BX Trust 2017-SLCT A†	2.17%(1 Mo. LIBOR + .92%)	#	7/15/2034	1,198	1,201,985
BX Trust 2017-SLCT B†	2.45%(1 Mo. LIBOR + 1.20%)	#	7/15/2034	1,033	1,030,459
BX Trust 2017-SLCT D†	3.30%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	1,597	1,600,139
BX Trust 2017-SLCT E†	4.40%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	1,400	1,400,133
BX Trust 2017-SLCT F†	5.50%(1 Mo. LIBOR + 4.25%)	#	7/15/2034	1,331	1,339,057
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.945	%#(m)	12/15/2047	204	227,432
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.921	%#(m)	5/10/2058	1,033	115,623
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.354	%#(m)	11/10/2049	2,854	236,144
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.941	%#(m)	12/10/2054	3,779	216,759
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	488	495,845
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	366	372,632
CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.912	%#(m)	4/10/2028	170	168,381
CGGS Commercial Mortgage Trust 2016-RNDA DFX†	4.387%		2/10/2033	91	92,655
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73	%#(m)	3/25/2049	193	194,177
Chicago Skyscraper Trust 2017-SKY A†	2.027%(1 Mo. LIBOR + .80%)	#	2/15/2030	3,115	3,125,249
Chicago Skyscraper Trust 2017-SKY B†	2.327%(1 Mo. LIBOR + 1.10%)	#	2/15/2030	420	421,254
Chicago Skyscraper Trust 2017-SKY C†	2.477%(1 Mo. LIBOR + 1.25%)	#	2/15/2030	244	244,811
Chicago Skyscraper Trust 2017-SKY XCP IO	2.712	%#(m)	2/15/2030	67,862	839,792
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	3,455	3,575,134
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	316	316,396
Citigroup Commercial Mortgage Trust 2013-SMP D†	3.008	%#(m)	1/12/2030	600	600,454

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.325	%#(m)	7/10/2047	$3,452	$54,736
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.575	%#(m)	6/10/2048	6,109	163,956
Citigroup Commercial Mortgage Trust 2015-SSHP C†	3.327%(1 Mo. LIBOR + 2.10%)	#	9/15/2027	4,431	4,412,020
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	2,130	2,125,873
Citigroup Commercial Mortgage Trust 2016-SMPL E†	4.509%		9/10/2031	159	162,533
Citigroup Mortgage Loan Trust 2013-2 5A1†	1.372	%#(m)	7/25/2036	337	326,130
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54	%#(m)	3/10/2039	750	781,692
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.168	%#(m)	7/10/2046	100	108,974
Commercial Mortgage Pass-Through Certificates 2012-CR1 D†	5.497	%#(m)	5/15/2045	3,000	2,969,230
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	617	645,143
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	2.032	%#(m)	10/15/2045	5,297	342,465
Commercial Mortgage Pass-Through Certificates 2012-CR5 A4	2.771%		12/10/2045	281	286,272
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	687	675,694
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	44	44,140
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.355	%#(m)	3/10/2046	9,391	501,755
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.751	%#(m)	6/10/2046	18,831	391,872
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	100	102,711
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	245	244,864
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	419	414,627
Commercial Mortgage Pass-Through Certificates 2013-THL D†	3.879%(1 Mo. LIBOR + 2.65%)	#	6/8/2030	2,528	2,534,405
Commercial Mortgage Pass-Through Certificates 2013-THL E†	4.979%(1 Mo. LIBOR + 3.75%)	#	6/8/2030	1,100	1,102,721
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	965	1,010,320
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.394	%#(m)	8/10/2047	3,509	190,377
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.832%(1 Mo. LIBOR + 1.95%)	#	7/13/2031	935	943,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	3.377%(1 Mo. LIBOR + 2.15%)	#	10/15/2031	$645	$642,405
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.807	%#(m)	5/10/2048	1,300	1,300,887
Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	227	229,693
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.577	%#(m)	8/10/2029	3,000	2,998,550
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.577	%#(m)	8/10/2029	3,000	2,939,822
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	101,318	2,542,575
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.947%(1 Mo. LIBOR + 1.72%)	#	10/15/2034	2,120	2,132,234
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	3.527%(1 Mo. LIBOR + 2.30%)	#	10/15/2034	1,010	1,016,786
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173	%#(m)	10/15/2034	8,597	208,813
Commercial Mortgage Trust 2006-GG7 AM	5.959	%#(m)	7/10/2038	1,027	1,026,083
Commercial Mortgage Trust 2016-CD1 XA IO	1.574	%#(m)	8/10/2049	3,497	337,394
Core Industrial Trust 2015-CALW C†	3.555%		2/10/2034	812	838,999
Core Industrial Trust 2015-TEXW E†	3.977	%#(m)	2/10/2034	890	890,383
Cosmopolitan Hotel Trust 2016-CSMO B†	3.327%(1 Mo. LIBOR + 2.10%)	#	11/15/2033	344	347,059
Cosmopolitan Hotel Trust 2016-CSMO E†	5.877%(1 Mo. LIBOR + 4.65%)	#	11/15/2033	627	640,385
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	6.52	%#(m)	2/15/2041	859	867,745
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	28	28,225
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	537	560,263
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	3,710	3,956,771
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697	%#(m)	9/15/2037	40,000	1,477,400
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	2.547%(1 Mo. LIBOR + 1.32%)	#	4/15/2029	684	685,406
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	3.077%(1 Mo. LIBOR + 1.85%)	#	4/15/2029	683	684,922
Credit Suisse Mortgage Capital Certificates 2015-GLPB A†	3.639%		11/15/2034	2,965	3,147,346
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	3.727%(1 Mo. LIBOR + 2.50%)	#	11/15/2033	578	581,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2016-MFF C†	4.727%(1 Mo. LIBOR + 3.50%)	#	11/15/2033	$657	$662,389
Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO	0.259	%#(m)	12/15/2049	20,135	339,617
Credit Suisse Mortgage Capital Certificates 2017-HD A†	2.177%(1 Mo. LIBOR + .95%)	#	2/15/2031	831	834,038
Credit Suisse Mortgage Capital Certificates 2017-HD B†	2.577%(1 Mo. LIBOR + 1.35%)	#	2/15/2031	349	350,398
Credit Suisse Mortgage Capital Certificates 2017-HD D†	3.727%(1 Mo. LIBOR + 2.50%)	#	2/15/2031	353	354,810
Credit Suisse Mortgage Capital Certificates 2017-HD E†	4.877%(1 Mo. LIBOR + 3.65%)	#	2/15/2031	513	516,202
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	1,942	1,974,813
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	350	355,896
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	250	254,206
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.442	%#(m)	4/5/2033	275	275,453
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	1,308	1,347,240	(a)(b)
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303	%#(m)	7/10/2034	200	204,125	(a)
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.303	%#(m)	7/10/2034	2,388	2,410,686	(a)(b)
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.303	%#(m)	7/10/2034	150	146,400	(a)(b)
Credit Suisse Mortgage Capital Certificates Trust 2017-HD XCP IO†	1.935	%#(m)	2/15/2031	31,669	779,596	(a)(b)
Csail Commercial Mortgage Trust 2015-C2 XB IO†	0.143	%#(m)	6/15/2057	82,732	309,418
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.247	%#(m)	11/15/2049	4,850	332,584
DBJPM Mortgage Trust 2016-C3 XA IO	1.656	%#(m)	9/10/2049	9,935	1,043,427
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	308	316,767
DBUBS Mortgage Trust 2011-LC2A B†	4.998	%#(m)	7/10/2044	175	189,690
DBUBS Mortgage Trust 2011-LC2A D†	5.727	%#(m)	7/10/2044	400	424,996
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	485	493,010
DBWF Mortgage Trust 2015-LCM XA IO†	0.537	%#(m)	6/10/2034	970	19,459
DBWF Mortgage Trust 2016-85T XA IO†	0.116	%#(m)	12/10/2036	61,529	263,959
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.019	%#(m)	1/25/2047	2,032	2,073,178
Federal Home Loan Mortgage Corp. 2015-K721 B†	3.681	%#(m)	11/25/2047	3,624	3,676,049
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.495	%#(m)	12/15/2034	100	102,425
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.495	%#(m)	12/15/2034	1,850	1,888,652

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495	%#(m)	12/15/2034	$3,203	$3,248,643
GAHR Commercial Mortgage Trust 2015-NRF EFX†	3.495	%#(m)	12/15/2034	900	906,512
GRACE Mortgage Trust 2014-GRCE E†	3.71	%#(m)	6/10/2028	142	144,580
Great Wolf Trust 2015-WOLF A†	2.677%(1 Mo. LIBOR + 1.45%)	#	5/15/2034	626	626,880
Great Wolf Trust 2015-WOLF C†	3.727%(1 Mo. LIBOR + 2.50%)	#	5/15/2034	230	230,607
Great Wolf Trust 2015-WOLF E†	5.677%(1 Mo. LIBOR + 4.45%)	#	5/15/2034	257	258,436
GS Mortgage Securities Corp. II 2013-KING C†	3.55	%#(m)	12/10/2027	700	712,768
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	1,335	1,408,912
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.267	%#(m)	4/10/2034	115	120,573
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	1,613	1,639,750
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	1,200	1,207,888
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	300	301,979
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%		1/10/2030	221	221,925
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.202	%#(m)	2/10/2029	252	262,680
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	695	704,608
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	1,060	1,072,245
GS Mortgage Securities Corp. Trust 2017-GPTX C†	3.302%		5/10/2034	316	319,639
GS Mortgage Securities Corp. Trust 2017-STAY A†	2.07%(1 Mo. LIBOR + .85%)	#	7/15/2032	888	891,686
GS Mortgage Securities Corp. Trust 2017-STAY B†	2.32%(1 Mo. LIBOR + 1.10%)	#	7/15/2032	313	314,323
GS Mortgage Securities Corp. Trust 2017-STAY C†	2.57%(1 Mo. LIBOR + 1.35%)	#	7/15/2032	225	225,972
GS Mortgage Securities Corp. Trust 2017-STAY D†	3.17%(1 Mo. LIBOR + 1.95%)	#	7/15/2032	299	300,522
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	96	98,584
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	259	278,732
GS Mortgage Securities Trust 2012-GCJ9 IO	2.308	%#(m)	11/10/2045	1,657	127,725
GS Mortgage Securities Trust 2013-G1 A2†	3.557	%#(m)	4/10/2031	2,584	2,604,508
GS Mortgage Securities Trust 2013-GC12 XA IO	1.683	%#(m)	6/10/2046	22,300	1,359,359
GS Mortgage Securities Trust 2015-GS1 XA IO	0.975	%#(m)	11/10/2048	1,088	57,994
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	248	247,422	(a)(b)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	433	435,512	(a)(b)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	588	597,480	(a)(b)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

H/2 Asset Funding 2014-1 Ltd.	2.425%	3/19/2037	$900	$899,897	(a)(b)
H/2 Asset Funding 2015-1A-AFL	2.174%	6/24/2049	596	593,695
H/2 Asset Funding 2015-1A-AFX	3.353%	6/24/2049	298	295,385
H/2 Asset Funding 2015-1A-BFX	3.993%	6/24/2049	563	547,692
HILT Mortgage Trust 2014-ORL B†	2.427%(1 Mo. LIBOR + 1.20%)	#	7/15/2029	100	100,310
HILT Mortgage Trust 2014-ORL C†	2.827%(1 Mo. LIBOR + 1.60%)	#	7/15/2029	500	493,925
HMH Trust 2017-NSS A†	3.062%	7/5/2031	974	990,329
HMH Trust 2017-NSS B†	3.343%	7/5/2031	629	641,062
HMH Trust 2017-NSS C†	3.787%	7/5/2031	469	473,853
HMH Trust 2017-NSS D†	4.723%	7/5/2031	618	624,248
Hospitality Mortgage Trust 2017-HIT B†	2.409%(1 Mo. LIBOR + 1.18%)	#	5/8/2030	415	414,305
Hospitality Mortgage Trust 2017-HIT C†	2.579%(1 Mo. LIBOR + 1.35%)	#	5/8/2030	278	277,563
Hospitality Mortgage Trust 2017-HIT D†	3.379%(1 Mo. LIBOR + 2.15%)	#	5/8/2030	943	955,362
Hospitality Mortgage Trust 2017-HIT E†	4.779%(1 Mo. LIBOR + 3.55%)	#	5/8/2030	1,396	1,419,090
Hospitality Mortgage Trust 2017-HIT F†	5.729%(1 Mo. LIBOR + 4.50%)	#	5/8/2030	1,661	1,692,397
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%	8/5/2034	2,366	2,424,410
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%	8/5/2034	1,200	1,217,640
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#(m)	8/5/2034	559	539,932
Hudsons Bay Simon JV Trust 2015-HBFL CFL†	3.781%(1 Mo. LIBOR + 2.55%)	#	8/5/2034	1,961	1,958,358
Irvine Core Office Trust 2013-IRV A1†	2.068%	5/15/2048	1,436	1,432,890
JPMorgan Chase Commercial Mortgage Securities Corp. 2017-MAUI C†	2.484%(1 Mo. LIBOR + 1.25%)	#	7/15/2034	430	432,276
JPMorgan Chase Commercial Mortgage Securities Corp. 2017-MAUI D†	3.184%(1 Mo. LIBOR + 1.95%)	#	7/15/2034	661	664,918
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%	6/12/2047	87	87,607

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.99	%#(m)	2/12/2049	$80	$80,588
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819	%#(m)	5/15/2045	253	270,180
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	1,210	1,238,617
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	2,042	2,149,597
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.26	%#(m)	12/15/2047	12,129	530,519
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.803	%#(m)	7/15/2045	6,530	144,190
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.559	%#(m)	4/15/2046	1,656	92,556
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046	%(m)	4/15/2047	483	492,664
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.325	%#(m)	4/15/2047	3,394	100,998
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.427	%#(m)	4/15/2047	1,000	19,363
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.21	%#(m)	11/15/2047	3,172	145,365
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	3,435	3,493,524
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503	%#(m)	6/10/2027	2,906	20,792
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16	%#(m)	6/10/2027	1,292	1,602
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	4.327%(1 Mo. LIBOR + 3.10%)	#	12/15/2030	500	512,069
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	1.074	%#(m)	5/15/2048	2,939	110,581
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES D†	3.621	%#(m)	9/5/2032	1,175	1,199,689
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.957	%#(m)	12/15/2049	4,181	196,964
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	474	484,579
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	216	221,672
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	1,044	1,073,881
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143	%#(m)	10/5/2031	698	716,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143	%#(m)	10/5/2031	$511	$514,242
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.345	%#(m)	10/5/2031	2,367	101,747	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.791	%#(m)	10/5/2031	1,432	34,598	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	2.677%(1 Mo. LIBOR + 1.45%)	#	10/15/2033	1,010	1,015,210
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT C†	4.077%(1 Mo. LIBOR + 2.85%)	#	10/15/2033	152	153,359
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	4.977%(1 Mo. LIBOR + 3.75%)	#	10/15/2033	402	406,962
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.242	%#(m)	9/15/2050	8,435	666,678
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	1,482	1,533,966
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	608	629,301
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171	%#(m)	6/5/2032	452	466,765
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK D†	4.171	%#(m)	6/5/2032	396	395,297
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK X IO†	0.661	%#(m)	6/5/2032	32,692	819,098
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.707	%#(m)	3/18/2051	50	50,071
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B1†	1.00%		3/18/2051	26	26,009
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952	%#(m)	11/14/2027	410	407,698
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.952	%#(m)	11/14/2027	329	328,253
LMREC, Inc. 2015-CRE1 A†	2.977%(1 Mo. LIBOR + 1.75%)	#	2/22/2032	1,183	1,194,889
LMREC, Inc. 2015-CRE1 B†	4.727%(1 Mo. LIBOR + 3.50%)	#	2/22/2032	100	97,836
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033	%#(m)	1/20/2041	2,298	27,433
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#(m)	4/20/2048	493	496,500
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	2.105	%#(m)	3/10/2049	1,632	131,204

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LSTAR Commercial Mortgage Trust 2016-4 XB IO†	0.749	%#(m)	3/10/2049	$19,753	$959,700
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	994	1,000,419
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	800	811,892
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	2,100	2,292,580
Madison Avenue Trust 2013-650M B†	4.169	%#(m)	10/12/2032	1,423	1,492,754
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	65	64,285
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	54	53,809
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	182	184,286
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 B	3.70	%#(m)	12/15/2048	1,000	1,026,490
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.876	%#(m)	7/15/2050	7,353	264,333
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.605	%#(m)	11/15/2049	4,962	469,642
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	250	249,010
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500	498,755
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.406	%#(m)	9/13/2031	188,074	644,116
Morgan Stanley Capital I Trust 2012-C4 B†	5.213	%#(m)	3/15/2045	1,070	1,175,687
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.279	%#(m)	3/15/2045	13,845	1,050,811
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	329	326,045
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	100	104,250
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.188	%#(m)	7/13/2029	60,000	263,400
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	104,469
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.81	%#(m)	8/15/2049	4,576	467,603
Morgan Stanley Capital I Trust 2017-PRME A†	2.127%(1 Mo. LIBOR + .90%)	#	2/15/2034	1,034	1,044,052
Morgan Stanley Capital I Trust 2017-PRME B†	2.577%(1 Mo. LIBOR + 1.35%)	#	2/15/2034	362	364,162
Morgan Stanley Capital I Trust 2017-PRME C†	2.877%(1 Mo. LIBOR + 1.65%)	#	2/15/2034	179	180,797
Morgan Stanley Capital I Trust 2017-PRME D†	4.627%(1 Mo. LIBOR + 3.40%)	#	2/15/2034	334	336,931
Morgan Stanley Capital I Trust 2017-PRME E†	5.727%(1 Mo. LIBOR + 4.50%)	#	2/15/2034	359	359,418
Morgan Stanley Reremic Trust 2012-IO AXA†	1.00%		3/27/2051	255	255,425
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	534	532,868
MSCG Trust 2016-SNR A†	3.46	%#(m)	11/15/2034	1,247	1,261,119
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	602	613,398

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

MSCG Trust 2016-SNR C†	5.205%		11/15/2034	$387	$400,154
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	654	665,322
PFP Ltd. 2017-3 A†	2.278%(1 Mo. LIBOR + 1.05%)	#	1/14/2035	275	275,546
PFP Ltd. 2017-3 B†	2.978%(1 Mo. LIBOR + 1.75%)	#	1/14/2035	1,750	1,758,149
PFP Ltd. 2017-3 D†	4.728%(1 Mo. LIBOR + 3.50%)	#	1/14/2035	2,100	2,120,387
Prima Capital CRE Securization	4.50%		12/27/2050	489	493,737	(a)(b)
Prima Capital Ltd.	2.214%		5/24/2021	1,279	1,279,775
Prima Capital Ltd.	3.90%		8/23/2037	2,717	2,690,960
Prima Capital Ltd.	4.10%		8/23/2037	2,271	2,262,954
Prima Capital Ltd. 2016-6A A	2.85%		8/24/2040	2,792	2,794,757
RAIT Trust 2017-FL7 A†	2.177%(1 Mo. LIBOR + .95%)	#	6/15/2037	673	673,495
ReadyCap Commercial Mortgage Trust 2014-1A A†	3.01	%#(m)	6/25/2055	399	402,135
ReadyCap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	215	216,443
Sequoia Mortgage Trust 2012-4 A2	3.00	%#(m)	9/25/2042	98	98,323
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	83	82,891
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	625	657,836
UBS-Barclays Commercial Mortgage Trust 2012-C2 D†	5.055	%#(m)	5/10/2063	94	95,117
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	1,473	1,526,103
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	1,208	1,232,436
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	1,250	1,277,608
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	1,151	1,194,123
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	4,200	4,313,744
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649	%#(m)	3/10/2046	635	648,876
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.141	%#(m)	3/10/2046	11,169	483,428
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.386	%#(m)	4/10/2046	18,890	971,632
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	4,111	4,245,554
VNDO Mortgage Trust 2012-6AVE C†	3.448	%#(m)	11/15/2030	888	912,519
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	176	178,933
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.468	%#(m)	10/15/2044	81	80,702
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	3.727%(1 Mo. LIBOR + 2.50%)	#	6/15/2029	168	169,095
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	5.577%(1 Mo. LIBOR + 4.35%)	#	6/15/2029	550	555,019

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.785	%#(m)	11/15/2043	$520	$557,499
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.80	%#(m)	3/18/2028	280	277,010
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.885	%#(m)	6/15/2048	3,920	162,907
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.101	%#(m)	6/15/2048	58,000	195,309
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.943	%#(m)	8/15/2049	5,550	673,629
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.161	%#(m)	10/15/2049	7,057	555,208
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	1,620	1,685,209
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	679	706,491
West Town Mall Trust 2017-KNOX C†	4.491	%#(m)	7/5/2030	500	502,942
West Town Mall Trust 2017-KNOX D†	4.491	%#(m)	7/5/2030	625	605,722
West Town Mall Trust 2017-KNOX E†	4.491	%#(m)	7/5/2030	367	339,847
West Town Mall Trust 2017-KNOX X IO†	0.521	%#(m)	7/5/2030	34,983	613,360
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%		2/15/2044	777	795,338
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(m)	2/15/2044	150	162,901
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	900	922,791
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	125	125,392
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.919	%#(m)	6/15/2045	300	316,097
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.609	%#(m)	6/15/2045	11,296	597,319
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	12	11,639
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	202	207,178
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	57	56,835
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	1,166	1,209,517
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.492	%#(m)	5/15/2045	12,092	620,289
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.306	%#(m)	5/15/2047	6,760	341,690
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.732	%#(m)	5/15/2047	1,368	49,849
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.758	%#(m)	8/15/2047	15,000	601,035
WFCG Commercial Mortgage Trust 2015-BXRP D†	3.798%(1 Mo. LIBOR + 2.57%)	#	11/15/2029	80	80,522
Total Non-Agency Commercial Mortgage-Backed Securities (cost $242,914,773)					243,434,275

	Dividend			Shares
	Rate			(000)
PREFERRED STOCK 0.01%

Oil

Templar Energy LLC (cost $127,277)	Zero Coupon			13	122,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 2.21%

U.S. Treasury Note(h)	1.375%	6/30/2018	$15,333	$15,351,567
U.S. Treasury Note	1.50%	6/15/2020	4,198	4,208,659
U.S. Treasury Note	1.75%	10/31/2020	6,006	6,057,262
Total U.S. Treasury Obligations (cost $25,639,230)				25,617,488
Total Long-Term Investments (cost $1,101,699,890)				1,104,595,750

SHORT-TERM INVESTMENTS 3.82%

COMMERCIAL PAPER 0.51%

Automotive 0.16%

Ford Motor Credit Co.	2.058%	7/16/2018	661	649,655
VW Credit, Inc.	1.545%	9/18/2017	1,163	1,162,165
Total				1,811,820

Electric: Power 0.14%

Electricite de France SA	1.931%	1/5/2018	689	684,996
Electricite de France SA	1.932%	1/5/2018	1,000	994,190
Total				1,679,186

Financial Services 0.21%

Syngenta Wilmington, Inc.	2.199%	11/1/2017	1,275	1,271,294
Syngenta Wilmington, Inc.	2.276%	12/8/2017	1,174	1,168,350
Total				2,439,644
Total Commercial Paper (cost $5,926,752)				5,930,650

CORPORATE BONDS 1.60%

Banks: Regional 0.46%

Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(f)	7.875%	9/25/2017	225	225,748
Bank of America Corp.	6.00%	9/1/2017	1,095	1,095,000
Barclays Bank plc (United Kingdom)†(f)	6.05%	12/4/2017	800	808,552
Compass Bank	6.40%	10/1/2017	797	799,463
Deutsche Bank AG (United Kingdom)(f)	6.00%	9/1/2017	472	472,000
Goldman Sachs Group, Inc. (The)	5.95%	1/18/2018	880	893,839
Manufacturers & Traders Trust Co.	6.625%	12/4/2017	1,000	1,012,143
Total				5,306,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.17%

Cleveland Electric Illuminating Co. (The)	7.88%	11/1/2017	$100	$100,890
New York State Electric & Gas Corp.†	6.15%	12/15/2017	150	151,749
TransAlta Corp. (Canada)(f)	6.90%	5/15/2018	1,667	1,716,793
Total				1,969,432

Electronics 0.09%

Tech Data Corp.	3.75%	9/21/2017	1,000	1,000,585

Financial Services 0.04%

Synchrony Financial	2.711%(3 Mo. LIBOR + 1.40%) #	11/9/2017	500	500,914

Foreign Government 0.04%

SoQ Sukuk A QSC (Qatar)(f)	2.099%	1/18/2018	486	486,122

Media 0.02%

Sky plc (United Kingdom)†(f)	6.10%	2/15/2018	225	229,472

Natural Gas 0.01%

National Fuel Gas Co.	6.50%	4/15/2018	150	154,358

Oil 0.29%

EOG Resources, Inc.	5.875%	9/15/2017	1,629	1,630,761
Husky Energy, Inc. (Canada)(f)	6.20%	9/15/2017	200	200,256
Lukoil International Finance BV (Netherlands)†(f)	3.416%	4/24/2018	1,570	1,583,031
Total				3,414,048

Oil: Crude Producers 0.15%

Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,695	1,719,387

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.07%

TechnipFMC plc (United Kingdom)†(f)	2.00%	10/1/2017	$781	$781,015

Real Estate Investment Trusts 0.21%

First Industrial LP	7.50%	12/1/2017	250	253,343
Mack-Cali Realty LP	2.50%	12/15/2017	1,597	1,598,832
Select Income REIT	2.85%	2/1/2018	575	576,668
Total				2,428,843

Retail 0.02%

Staples, Inc.	3.75%	1/12/2018	200	200,872

Telecommunications 0.03%
Nortel Networks Ltd. (Canada)(d)(f)	10.75%	7/15/2016	1,687	128,634
SK Telecom Co., Ltd. (South Korea)†(f)	2.125%	5/1/2018	278	278,238
Total				406,872
Total Corporate Bonds (cost $18,593,952)				18,598,665

U.S. TREASURY OBLIGATION 0.06%

U.S. Treasury Bill (cost $690,615)	Zero Coupon	12/28/2017	693	690,746

REPURCHASE AGREEMENT 1.65%

Repurchase Agreement dated 8/31/2017, 0.12% due 9/1/2017 with Fixed Income Clearing Corp. collateralized by $19,440,000 of U.S. Treasury Note at 1.50% due 2/28/2019; value: $19,493,149; proceeds: $19,106,575 (cost $19,106,511)			19,107	19,106,511
Total Short-Term Investments (cost $44,317,830)				44,326,572
Total Investments in Securities 99.01% (cost $1,146,017,720)				1,148,922,322
Other Assets in Excess of Liabilities(n) 0.99%				11,443,959
Net Assets 100.00%				$1,160,366,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

BRL	Brazilian real
EUR	Euro
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal Corporation.
EURIBOR	Euro Interbank Offered Rate
IO	Interest Only.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2017.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(o) in the Notes to Schedule of Investments.
(b)	Level 3 security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Securities purchased on a when-issued basis (See Note 2(f)).
(d)	Defaulted (non-income producing security).
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Foreign security traded in U.S. dollars.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Security has been pledged as collateral for swap contracts as of August 31, 2017.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at August 31, 2017.
(j)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate to be determined.
(l)	Level 3 security fair valued by the Pricing Committee.
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Standard Chartered Bank	11/16/2017	110,000	$130,215	$131,449	$(1,234)

Open Futures Contracts at August 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2017	2,136	Long	$461,887,754	$462,043,500	$155,746
U.S. 10-Year Treasury Note	December 2017	393	Long	49,739,754	49,904,859	165,105
U.S. Long Bond	December 2017	142	Long	22,025,785	22,165,313	139,528
Totals				$533,653,293	$534,113,672	$460,379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2017	927	Short	$(109,666,825)	$(109,849,500)	$(182,675)

Open Consumer Price Index (“CPI”) OTC Swaps at August 31, 2017:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	CPI Urban Consumer NSA	2.195%	2/24/2022	$25,000,000	$25,447,522	$447,522
Bank of America	CPI Urban Consumer NSA	2.194%	1/19/2022	30,000,000	30,504,526	504,526
Bank of America	CPI Urban Consumer NSA	2.140%	2/10/2022	30,000,000	30,429,940	429,940
Bank of America	CPI Urban Consumer NSA	1.936%	5/22/2022	10,000,000	10,045,106	45,106
Bank of America	CPI Urban Consumer NSA	1.6635%	10/23/2017	20,000,000	20,399,474	399,474
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	15,000,000	15,506,398	506,398
Bank of America	1.7395%	CPI Urban Consumer NSA	8/23/2026	40,000,000	41,061,459	1,061,459
Bank of America	1.7465%	CPI Urban Consumer NSA	8/22/2026	20,000,000	20,518,981	518,981
Bank of America	1.769%	CPI Urban Consumer NSA	7/22/2026	35,000,000	35,881,225	881,225
Bank of America	2.100%	CPI Urban Consumer NSA	6/30/2042	5,000,000	5,048,910	48,910
Barclays Bank plc	CPI Urban Consumer NSA	2.193%	1/19/2022	40,000,000	40,670,652	670,652
Barclays Bank plc	CPI Urban Consumer NSA	2.150%	2/10/2023	30,000,000	30,481,213	481,213
Barclays Bank plc	CPI Urban Consumer NSA	2.145%	2/6/2019	30,000,000	31,165,769	1,165,769
Barclays Bank plc	CPI Urban Consumer NSA	2.0925%	4/1/2019	25,000,000	25,989,298	989,298
Barclays Bank plc	CPI Urban Consumer NSA	1.9785%	11/3/2018	25,000,000	25,052,586	52,586
Barclays Bank plc	CPI Urban Consumer NSA	1.7625%	12/4/2019	20,000,000	20,383,015	383,015
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	10,148,804	148,804
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	5,237,110	237,110
Deutsche Bank AG	CPI Urban Consumer NSA	2.200%	5/27/2019	30,000,000	31,357,689	1,357,689
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	10,208,839	208,839
Deutsche Bank AG	CPI Urban Consumer NSA	1.811%	6/4/2020	20,000,000	20,085,798	85,798

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Goldman Sachs	1.5675%	CPI Urban Consumer NSA	3/2/2024	$8,000,000	$8,236,029	$236,029
Deutsche Bank AG	CPI Urban Consumer NSA	1.720%	12/5/2019	20,000,000	20,337,159	337,159
Deutsche Bank AG	1.270%	CPI Urban Consumer NSA	9/2/2018	20,000,000	20,132,687	132,687
Deutsche Bank AG	1.6975%	CPI Urban Consumer NSA	9/2/2022	10,000,000	10,035,792	35,792
Deutsche Bank AG	1.962%	CPI Urban Consumer NSA	5/26/2036	5,000,000	5,188,070	188,070
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	32,046,962	2,046,962
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	15,000,000	15,540,811	540,811
Goldman Sachs	CPI Urban Consumer NSA	1.988%	5/25/2023	10,000,000	10,062,870	62,870
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	5,114,104	114,104
J.P. Morgan	CPI Urban Consumer NSA	1.908%	11/7/2019	20,000,000	20,551,049	551,049
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	10,079,486	79,486
Unrealized Appreciation on CPI OTC Swaps						$14,949,333

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.835%	9/1/2019	$20,000,000	$19,988,928	$(11,072)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	4,901,195	(98,805)
Bank of America	CPI Urban Consumer NSA	1.780%	6/23/2022	15,000,000	14,928,848	(71,152)
Bank of America	CPI Urban Consumer NSA	1.740%	6/16/2018	15,000,000	14,930,242	(69,758)
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	14,639,313	(360,687)
Bank of America	CPI Urban Consumer NSA	1.580%	8/6/2020	25,000,000	24,862,839	(137,161)
Bank of America	CPI Urban Consumer NSA	1.540%	8/20/2021	20,000,000	19,784,052	(215,948)
Bank of America	CPI Urban Consumer NSA	1.523%	12/16/2020	20,000,000	19,731,718	(268,282)
Bank of America	CPI Urban Consumer NSA	1.5125%	11/9/2020	10,000,000	9,885,103	(114,897)
Bank of America	CPI Urban Consumer NSA	1.4625%	1/19/2021	20,000,000	19,654,880	(345,120)
Bank of America	CPI Urban Consumer NSA	1.4025%	1/21/2021	10,000,000	9,795,746	(204,254)
Bank of America	CPI Urban Consumer NSA	1.385%	2/9/2021	10,000,000	9,778,023	(221,977)
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	9,824,508	(175,492)
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	9,856,240	(143,760)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.1425%	CPI Urban Consumer NSA	11/22/2024	$20,000,000	$19,713,610	$(286,390)
Bank of America	2.1438%	CPI Urban Consumer NSA	7/24/2029	10,000,000	9,954,637	(45,363)
Bank of America	2.1475%	CPI Urban Consumer NSA	7/31/2029	10,000,000	9,953,938	(46,062)
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	19,466,279	(533,721)
Bank of America	2.2975%	CPI Urban Consumer NSA	4/5/2029	5,000,000	4,849,579	(150,421)
Bank of America	2.3013%	CPI Urban Consumer NSA	3/28/2029	5,000,000	4,848,246	(151,754)
Bank of America	2.345%	CPI Urban Consumer NSA	2/13/2029	30,000,000	29,005,142	(994,858)
Bank of America	2.3475%	CPI Urban Consumer NSA	3/10/2032	5,000,000	4,805,409	(194,591)
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	9,648,722	(351,278)
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	9,651,646	(348,354)
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	4,820,245	(179,755)
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	9,631,155	(368,845)
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	9,623,805	(376,195)
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	9,625,876	(374,124)
Bank of America	2.3975%	CPI Urban Consumer NSA	1/24/2029	10,000,000	9,605,316	(394,684)
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	36,863,345	(3,136,655)
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	27,606,373	(2,393,627)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	36,213,949	(3,786,051)
Barclays Bank plc	CPI Urban Consumer NSA	1.7625%	5/26/2018	30,000,000	29,837,786	(162,214)
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	9,839,313	(160,687)
Barclays Bank plc	CPI Urban Consumer NSA	1.500%	7/29/2021	15,000,000	14,710,335	(289,665)
Barclays Bank plc	CPI Urban Consumer NSA	1.363%	1/26/2021	15,000,000	14,662,995	(337,005)
Barclays Bank plc	CPI Urban Consumer NSA	1.266%	12/14/2017	30,000,000	29,778,478	(221,522)
Barclays Bank plc	CPI Urban Consumer NSA	1.2625%	2/17/2021	10,000,000	9,710,448	(289,552)
Barclays Bank plc	CPI Urban Consumer NSA	1.210%	2/11/2021	20,000,000	19,377,519	(622,481)
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	9,825,350	(174,650)
Barclays Bank plc	2.0325%	CPI Urban Consumer NSA	11/14/2021	35,000,000	34,754,061	(245,939)
Barclays Bank plc	2.0875%	CPI Urban Consumer NSA	12/1/2024	10,000,000	9,899,964	(100,036)
Barclays Bank plc	2.1275%	CPI Urban Consumer NSA	6/22/2025	10,000,000	9,771,650	(228,350)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Barclays Bank plc	2.1575%	CPI Urban Consumer NSA	12/2/2024	$10,000,000	$9,841,955	$(158,045)
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	14,763,724	(236,276)
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	14,700,521	(299,479)
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	19,584,957	(415,043)
Barclays Bank plc	2.2225%	CPI Urban Consumer NSA	12/30/2023	30,000,000	29,343,769	(656,231)
Barclays Bank plc	2.2275%	CPI Urban Consumer NSA	12/5/2024	15,000,000	14,674,610	(325,390)
Barclays Bank plc	2.344%	CPI Urban Consumer NSA	8/1/2019	40,000,000	37,723,813	(2,276,187)
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	9,616,665	(383,335)
Barclays Bank plc	2.3925%	CPI Urban Consumer NSA	12/13/2031	5,000,000	4,779,650	(220,350)
Barclays Bank plc	2.4095%	CPI Urban Consumer NSA	2/1/2032	10,000,000	9,532,286	(467,714)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	27,502,065	(2,497,935)
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	15,000,000	13,673,714	(1,326,286)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	12,888,362	(2,111,638)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	10,744,564	(4,255,436)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,483,863	(516,137)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	26,709,923	(3,290,077)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	6,195,162	(1,804,838)
Deutsche Bank AG	CPI Urban Consumer NSA	1.7725%	4/27/2023	35,000,000	34,532,871	(467,129)
Deutsche Bank AG	CPI Urban Consumer NSA	1.6725%	4/20/2023	20,000,000	19,604,128	(395,872)
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	20,000,000	19,596,334	(403,666)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	9,686,948	(313,052)
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	14,786,600	(213,400)
Deutsche Bank AG	CPI Urban Consumer NSA	1.386%	1/20/2021	10,000,000	9,788,531	(211,469)
Deutsche Bank AG	CPI Urban Consumer NSA	1.378%	12/7/2017	20,000,000	19,898,265	(101,735)
Deutsche Bank AG	CPI Urban Consumer NSA	1.315%	11/18/2018	20,000,000	19,789,374	(210,626)
Deutsche Bank AG	CPI Urban Consumer NSA	1.280%	12/10/2017	20,000,000	19,858,569	(141,431)
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	19,671,832	(328,168)
Deutsche Bank AG	2.1775%	CPI Urban Consumer NSA	4/22/2018	30,000,000	28,529,793	(1,470,207)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	$7,000,000	$6,408,174	$(591,826)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	18,388,070	(1,611,930)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,329,073	(670,927)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	4,347,130	(652,870)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,078,718	(921,282)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	4,302,117	(697,883)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	13,549,073	(1,450,927)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,466,298	(533,702)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	13,613,256	(1,386,744)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	13,448,125	(1,551,875)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	7,973,064	(1,026,936)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,340,628	(659,372)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	13,441,604	(1,558,396)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	13,350,602	(1,649,398)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	13,242,048	(1,757,952)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	26,525,402	(3,474,598)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	26,494,255	(3,505,745)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	4,820,096	(1,179,904)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	6,903,479	(1,096,521)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	22,014,577	(2,985,423)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	11,191,606	(3,808,394)
Goldman Sachs	CPI Urban Consumer NSA	1.805%	8/18/2019	10,000,000	9,991,492	(8,508)
Goldman Sachs	2.183%	CPI Urban Consumer NSA	3/20/2022	20,000,000	19,620,723	(379,277)
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	9,778,129	(221,871)
Goldman Sachs	2.317%	CPI Urban Consumer NSA	3/16/2029	5,000,000	4,842,827	(157,173)
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	10,000,000	9,554,606	(445,394)
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	10,000,000	9,580,634	(419,366)
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	4,780,098	(219,902)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	27,640,005	(2,359,995)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	$30,000,000	$27,383,426	$(2,616,574)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,198,841	(801,159)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	13,399,052	(1,600,948)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	17,445,995	(2,554,005)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	10,671,823	(4,328,177)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	7,532,179	(2,467,821)
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	4,941,974	(58,026)
J.P. Morgan	CPI Urban Consumer NSA	1.5625%	1/11/2021	10,000,000	9,880,685	(119,315)
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	33,616,574	(1,383,426)
J.P. Morgan	2.1525%	CPI Urban Consumer NSA	11/21/2024	25,000,000	24,621,992	(378,008)
J.P. Morgan	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,193,329	(806,671)
J.P. Morgan	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	8,994,673	(1,005,327)
J.P. Morgan	2.549%	CPI Urban Consumer NSA	7/23/2023	30,000,000	27,264,606	(2,735,394)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,470,522	(529,478)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	17,977,350	(2,022,650)
J.P. Morgan	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	10,633,960	(1,366,040)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	13,278,991	(1,721,009)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	26,489,452	(3,510,548)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	5,517,958	(1,482,042)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	3,933,636	(1,066,364)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,509,453	(490,547)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	3,937,460	(1,062,540)
Merrill Lynch International Bank Ltd.	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,557,420	(442,580)
Merrill Lynch International Bank Ltd.	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,507,285	(492,715)
Merrill Lynch International Bank Ltd.	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,174,095	(825,905)
Wells Fargo	2.3925%	CPI Urban Consumer NSA	6/26/2019	30,000,000	28,318,727	(1,681,273)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,094,482	(905,518)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	$10,000,000	$8,968,286	$(1,031,714)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	13,694,855	(1,305,145)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	13,443,578	(1,556,422)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	17,868,277	(2,131,723)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	22,078,121	(2,921,879)
Unrealized Depreciation on CPI OTC Swaps						$(129,265,380)

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at August 31, 2017:

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	CPI Urban Consumer NSA	2.245%	3/2/2019	$40,000,000	$40,432,128	$432,128
Credit Suisse	CPI Urban Consumer NSA	1.9351%	6/9/2022	10,000,000	10,032,684	32,684
Credit Suisse	1.7315%	CPI Urban Consumer NSA	8/24/2026	10,000,000	10,272,236	272,236
Credit Suisse	1.7925%	CPI Urban Consumer NSA	7/18/2026	35,000,000	35,812,092	812,092
Unrealized Appreciation on Centrally Cleared CPI Swaps						$1,549,140

* Central Clearinghouse: London Clearing House (LCH)

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	CPI Urban Consumer NSA	1.811%	10/3/2018	$20,000,000	$19,982,152	$(17,848)
Credit Suisse	CPI Urban Consumer NSA	1.790%	4/27/2024	30,000,000	29,525,336	(474,664)
Credit Suisse	CPI Urban Consumer NSA	1.6675%	6/30/2026	7,000,000	6,744,136	(255,864)
Credit Suisse	CPI Urban Consumer NSA	1.485%	1/14/2021	20,000,000	19,680,895	(319,105)
Credit Suisse	CPI Urban Consumer NSA	1.445%	2/3/2021	15,000,000	14,719,246	(280,754)
Credit Suisse	CPI Urban Consumer NSA	1.390%	11/13/2018	20,000,000	19,846,123	(153,877)
Credit Suisse	2.0075%	CPI Urban Consumer NSA	4/28/2020	30,000,000	29,706,168	(293,832)
Credit Suisse	2.030%	CPI Urban Consumer NSA	5/3/2022	15,000,000	14,824,550	(175,450)
Credit Suisse	2.035%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,886,339	(113,661)
Credit Suisse	2.119%	CPI Urban Consumer NSA	4/12/2022	25,000,000	24,583,719	(416,281)
Credit Suisse	2.1275%	CPI Urban Consumer NSA	11/14/2024	60,000,000	59,226,469	(773,531)
Credit Suisse	2.140%	CPI Urban Consumer NSA	7/20/2029	5,000,000	4,978,494	(21,506)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/21/2036	$10,000,000	$9,593,579	$(406,421)
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	7,675,604	(324,396)
Credit Suisse	2.339%	CPI Urban Consumer NSA	3/14/2029	10,000,000	9,659,636	(340,364)
Credit Suisse	2.340%	CPI Urban Consumer NSA	3/23/2032	5,000,000	4,806,319	(193,681)
Credit Suisse	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	4,826,324	(173,676)
Credit Suisse	2.354%	CPI Urban Consumer NSA	3/6/2032	5,000,000	4,803,014	(196,986)
Credit Suisse	2.355%	CPI Urban Consumer NSA	3/8/2032	10,000,000	9,600,582	(399,418)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	3/21/2032	5,000,000	4,790,026	(209,974)
Credit Suisse	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,187,667	(812,333)
Credit Suisse	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	13,459,570	(1,540,430)
Credit Suisse	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	10,734,459	(1,265,541)
Credit Suisse	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,109,387	(890,613)
Unrealized Depreciation on Centrally Cleared CPI Swaps						$(10,050,206)

* Central Clearinghouse: London Clearing House (LCH)

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Automobiles	$—	$—	$3,320,942	$3,320,942
Remaining Industries	—	260,316,816	—	260,316,816
Common Stocks
Oil	2,014	43,179	—	45,193
Convertible Bonds
Oil	—	—	6,200	6,200
Remaining Industries	—	1,954,010	—	1,954,010
Corporate Bonds	—	491,585,436	—	491,585,436
Floating Rate Loans
Aerospace/Defense	—	139,910	—	139,910
Business Services	—	366,449	206,065	572,514
Chemicals	—	—	4,009,030	4,009,030
Containers	—	—	1,399,945	1,399,945
Drugs	—	—	540,765	540,765
Electric: Power	—	1,111,354	2,540,437	3,651,791
Electrical Equipment	—	—	2,389,080	2,389,080
Electronics	—	—	625,950	625,950
Food	—	476,047	—	476,047
Gaming	—	1,916,643	—	1,916,643
Health Care Products	—	1,672,496	1,569,981	3,242,477
Health Care Services	—	—	336,730	336,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Household Equipment/Products	$—	$1,888,910	$—	$1,888,910
Lodging	—	—	1,232,550	1,232,550
Machinery: Industrial/Specialty	—	—	486,891	486,891
Manufacturing	—	1,834,158	—	1,834,158
Media	—	1,473,695	—	1,473,695
Metals & Minerals: Diversified	—	788,916	—	788,916
Miscellaneous	—	—	2,938,653	2,938,653
Office Furniture & Business Equipment	—	—	654,493	654,493
Oil	—	—	886,977	886,977
Oil: Crude Producers	—	—	742,207	742,207
Real Estate Investment Trusts	—	—	2,376,056	2,376,056
Retail	—	6,522,356	564,599	7,086,955
Technology	—	251,717	—	251,717
Telecommunications	—	—	1,172,916	1,172,916
Foreign Government Obligations	—	2,926,220	—	2,926,220
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	32,163,145	—	32,163,145
Government Sponsored Enterprises Pass-Throughs	—	15,259,363	—	15,259,363
Municipal Bonds	—	3,326,847	—	3,326,847
Non-Agency Commercial Mortgage-Backed Securities	—	235,733,661	7,700,614	243,434,275
Preferred Stock	—	122,504	—	122,504
U.S. Treasury Obligations	—	26,308,234	—	26,308,234
Commercial Paper	—	5,930,650	—	5,930,650
Repurchase Agreement	—	19,106,511	—	19,106,511
Total	$2,014	$1,113,219,227	$35,701,081	$1,148,922,322
Other Financial Instruments
CPI Swaps
Assets	$—	$14,949,333	$—	$14,949,333
Liabilities	—	(129,265,380)	—	(129,265,380)
Centrally Cleared CPI Swaps
Assets	—	1,549,140	—	1,549,140
Liabilities	—	(10,050,206)	—	(10,050,206)
Forward Foreign Currency Exchange Contracts
Assets	—	—	—	—
Liabilities	—	(1,234)	—	(1,234)
Futures Contracts
Assets	460,379	—	—	460,379
Liabilities	(182,675)	—	—	(182,675)
Total	$277,704	$(122,818,347)	$—	$(122,540,643)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2016	$4,678,215	$8,933	$11,647,624	$12,746,013
Accrued discounts/premiums	1	—	9,179	(270,781)
Realized gain (loss)	—	—	9,513	5,997
Change in unrealized appreciation/depreciation	(1)	(2,733)	25,468	(136)
Purchases	3,320,942	—	23,215,395	5,637,743
Sales	—	—	(8,069,864)	(997,826)
Net transfers into Level 3	—	—	427,065	—
Net transfers out of Level 3	(4,678,215)	—	(2,591,055)	(9,420,396)
Balance as of August 31, 2017	$3,320,942	$6,200	$24,673,325	$7,700,614
Net change in unrealized appreciation/depreciation for period ended August 31, 2017 related to Level 3 investments held at August 31, 2017	$(1)	$(2,733)	$35,778	$136

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2017

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.53%

Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	11,796,471	$247,844
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I*(b)	11,534,833	252,498
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	14,112,485	182,192
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(d)	17,308,525	94,158
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	1,344,638	37,246
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	47,063,721	362,861
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(g)	5,425,430	64,346
Lord Abbett Securities Trust-International Core Equity Fund-Class I(h)	5,988,227	81,919
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(i)	17,923,525	136,577
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(j)	7,694,878	224,152
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(k)	30,633,917	131,420
Total Investments in Underlying Funds (cost $1,714,031,522)		1,815,213

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.04%

Repurchase Agreement

Repurchase Agreement dated 8/31/2017, 0.12% due 9/1/2017 with Fixed Income Clearing Corp. collateralized by $355,000 of U.S. Treasury Inflation Indexed Bond at 3.875% due 4/15/2029; value: $731,090; proceeds: $709,298 (cost $709,296)	$709	709
Total Investments in Securities 99.57% (cost $1,714,740,818)		1,815,922
Other Assets in Excess of Liabilities(l) 0.43%		7,886
Net Assets 100.00%		$1,823,808

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(k)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(l)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2017

Open Forward Foreign Currency Exchange Contracts at August 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	State Street Bank and Trust	11/30/2017	19,485,000	$15,507,624	$15,472,874	$34,750
British pound	Sell	State Street Bank and Trust	11/30/2017	6,700,000	8,695,797	8,687,972	7,825
Euro	Sell	State Street Bank and Trust	11/30/2017	25,160,000	30,404,514	30,088,001	316,513
Japanese yen	Sell	State Street Bank and Trust	11/30/2017	941,650,000	8,687,635	8,599,513	88,122
Norwegian krone	Sell	State Street Bank and Trust	11/30/2017	60,500,000	7,859,685	7,812,258	47,427
Swedish krona	Sell	State Street Bank and Trust	11/30/2017	123,400,000	15,683,683	15,605,008	78,675
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$573,312

Open Futures Contracts at August 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini MSCI EAFE INDEX	September 2017	739	Long	$37,583,404	$40,135,090	$2,551,686

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
Nikkei 225	September 2017	388	Long	$39,130,611	$38,169,500	$(961,111)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2017

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,815,213	$—	$—	$1,815,213
Repurchase Agreement	—	709	—	709
Total	$1,815,213	$709	$—	$1,815,922
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$573	$—	$573
Liabilities	—	—	—	—
Futures Contracts
Assets	2,552	—	—	2,552
Liabilities	(961)	—	—	(961)
Total	$1,591	$573	$—	$2,164

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET FOCUSED GROWTH FUND (formerly “DIVERSIFIED EQUITY STRATEGY FUND”) August 31, 2017

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 98.93%

Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I*(b)	2,073,163	$45,382
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	720,453	9,301
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(d)	2,176,406	29,468
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	1,245,696	34,506
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	1,469,180	11,327
Lord Abbett Securities Trust-International Core Equity Fund-Class I(g)	3,665,143	50,139
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(h)	1,558,619	45,403
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(i)	466,603	2,002
Total Investments in Underlying Funds (cost $215,383,564)		227,528

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.04%

Repurchase Agreement

Repurchase Agreement dated 8/31/2017, 0.12% due 9/1/2017 with Fixed Income Clearing Corp. collateralized by $105,000 of U.S. Treasury Note at 2.125% due 11/30/2023; value: $107,070; proceeds: $103,115 (cost $103,115)	$103	103
Total Investments in Securities 98.97% (cost $215,486,679)		227,631
Other Assets in Excess of Liabilities(j) 1.03%		2,359
Net Assets 100.00%		$229,990

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(j)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET FOCUSED GROWTH FUND (formerly “DIVERSIFIED EQUITY STRATEGY FUND”) August 31, 2017

Open Forward Foreign Currency Exchange Contracts at August 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	State Street Bank and Trust	11/30/2017	4,250,000	$3,382,469	$3,374,889	$7,580
British pound	Sell	State Street Bank and Trust	11/30/2017	1,455,000	1,888,416	1,886,716	1,700
Euro	Sell	State Street Bank and Trust	11/30/2017	5,475,000	6,616,244	6,547,369	68,875
Japanese yen	Sell	State Street Bank and Trust	11/30/2017	205,350,000	1,894,553	1,875,336	19,217
Norwegian krone	Sell	State Street Bank and Trust	11/30/2017	13,050,000	1,695,353	1,685,123	10,230
Swedish krona	Sell	State Street Bank and Trust	11/30/2017	26,900,000	3,418,890	3,401,740	17,150
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$124,752

Open Futures Contracts at August 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini MSCI EAFE INDEX	September 2017	46	Long	$2,339,427	$2,498,260	$158,833

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
Nikkei 225	September 2017	23	Long	$2,319,598	$2,262,625	$(56,973)

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$227,528	$—	$—	$227,528
Repurchase Agreement	—	103	—	103
Total	$227,528	$103	$—	$227,631
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$125	$—	$125
Liabilities	—	—	—	—
Futures Contracts
Assets	159	—	—	159
Liabilities	(57)	—	—	(57)
Total	$102	$125	$—	$227

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND August 31, 2017

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.48%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,135,925	$50,551
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	4,766,679	100,148
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I*(c)	8,032,433	175,830
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	5,483,968	70,798
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	727,989	20,165
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	29,924,130	230,715
Lord Abbett Securities Trust-International Core Equity Fund-Class I(g)	3,684,007	50,397
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	15,844,136	120,732
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	6,028,014	175,596
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	2,091,008	8,971
Total Investments in Underlying Funds 99.48% (cost $929,904,490)		1,003,903
Cash and Other Assets in Excess of Liabilities(k) 0.52%		5,238
Net Assets 100.00%		$1,009,141

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND August 31, 2017

Open Forward Foreign Currency Exchange Contracts at August 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	State Street Bank and Trust	11/30/2017	11,435,000	$9,100,831	$9,080,437	$20,394
British pound	Sell	State Street Bank and Trust	11/30/2017	3,870,000	5,022,796	5,018,276	4,520
Euro	Sell	State Street Bank and Trust	11/30/2017	14,590,000	17,631,234	17,447,692	183,542
Japanese yen	Sell	State Street Bank and Trust	11/30/2017	544,000,000	5,018,928	4,968,019	50,909
Norwegian krone	Sell	State Street Bank and Trust	11/30/2017	35,200,000	4,572,907	4,545,313	27,594
Swedish krona	Sell	State Street Bank and Trust	11/30/2017	71,950,000	9,144,578	9,098,706	45,872
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$332,831

Open Futures Contracts at August 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini MSCI EAFE INDEX	September 2017	622	Long	$31,633,122	$33,780,820	$2,147,698

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
Nikkei 225	September 2017	216	Long	$21,784,051	$21,249,000	$(535,051)

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,003,903	$—	$—	$1,003,903
Total	$1,003,903	$—	$—	$1,003,903
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$333	$—	$333
Liabilities	—	—	—	—
Futures Contracts
Assets	2,148	—	—	2,148
Liabilities	(535)	—	—	(535)
Total	$1,613	$333	$—	$1,946

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND August 31, 2017

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.62%

Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I*(b)	7,517,199	$164,552
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	19,343,247	249,721
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	1,513,408	16,632
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(e)	15,273,138	83,086
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(f)	1,226,112	33,963
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	43,079,631	332,144
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(h)	5,665,270	67,190
Lord Abbett Securities Trust-International Core Equity Fund-Class I(i)	5,482,600	75,002
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(j)	16,395,162	124,931
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(k)	5,641,596	164,340
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(l)	81,308,011	348,812
Total Investments in Underlying Funds 99.62% (cost $1,620,141,362)		1,660,373
Other Assets in Excess of Liabilities(m) 0.38%		6,370
Net Assets 100.00%		$1,666,743

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek capital appreciation.
(g)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(l)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(m)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND August 31, 2017

Open Forward Foreign Currency Exchange Contracts at August 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	State Street Bank and Trust	11/30/2017	16,915,000	$13,462,226	$13,432,059	$30,167
British pound	Sell	State Street Bank and Trust	11/30/2017	5,700,000	7,397,917	7,391,260	6,657
Euro	Sell	State Street Bank and Trust	11/30/2017	21,695,000	26,217,247	25,944,324	272,923
Japanese yen	Sell	State Street Bank and Trust	11/30/2017	808,700,000	7,461,042	7,385,362	75,680
Norwegian krone	Sell	State Street Bank and Trust	11/30/2017	51,600,000	6,703,466	6,663,016	40,450
Swedish krona	Sell	State Street Bank and Trust	11/30/2017	106,050,000	13,478,562	13,410,949	67,613
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$493,490

Open Futures Contracts at August 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini MSCI EAFE INDEX	September 2017	679	Long	$34,531,978	$36,876,490	$2,344,512

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
Nikkei 225	September 2017	176	Long	$17,749,968	$17,314,000	$(435,968)

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,660,373	$—	$—	$1,660,373
Total	$1,660,373	$—	$—	$1,660,373
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$493	$—	$493
Liabilities	—	—	—	—
Futures Contracts
Assets	2,345	—	—	2,345
Liabilities	(436)	—	—	(436)
Total	$1,909	$493	$—	$2,402

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 79.96%

ASSET-BACKED SECURITIES 23.69%

Automobiles 12.85%

American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	$20	$20,508
AmeriCredit Automobile Receivables Trust 2017-1 D	3.13%	1/18/2023	40	40,491
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	7	7,003
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	4	4,013
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	50	50,591
CarFinance Capital Auto Trust 2014-2A A†	1.44%	11/16/2020	14	13,992
CarFinance Capital Auto Trust 2015-1A A†	1.75%	6/15/2021	33	32,649
CarMax Auto Owner Trust 2013-4 A4	1.28%	5/15/2019	29	28,790
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	22	21,941
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	50	49,721
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	25	24,889
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	50	50,071
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	40	39,925
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	40	40,953
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	45	45,311
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	24	24,172
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	10	10,050
Ford Credit Auto Owner Trust 2016-A C	2.19%	7/15/2022	50	50,263
GM Financial Consumer Automobile 2017-1A B†	2.30%	6/16/2023	2	2,012
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%	9/17/2018	4	3,795
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%	7/16/2018	22	22,134
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	100	100,528
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	65	67,078
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	11	10,640
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%	3/16/2020	24	23,999
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	6	6,026
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	8	8,068
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	10	10,211
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%	4/15/2020	17	16,782
Volkswagen Auto Loan Enhanced Trust 2014-1 A4	1.45%	9/21/2020	9	8,637
Total				835,243

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 5.34%

BA Credit Card Trust 2016-A1 A	1.617%(1 Mo. LIBOR + .39%) #	10/15/2021	$50	$50,213
Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	50	49,857
Capital One Multi-Asset Execution Trust 2015-A1	1.39%	1/15/2021	21	21,000
Capital One Multi-Asset Execution Trust 2015-A3	1.627%(1 Mo. LIBOR + .40%) #	3/15/2023	13	13,085
Capital One Multi-Asset Execution Trust 2015-A5	1.60%	5/17/2021	55	55,061
Chase Issuance Trust 2014-A2 A2	2.77%	3/15/2023	10	10,324
Citibank Credit Card Issuance Trust 2014-A1	2.88%	1/23/2023	52	53,820
World Financial Network Credit Card Master Trust 2012-D A	2.15%	4/17/2023	28	28,189
World Financial Network Credit Card Master Trust 2015-A A	1.707%(1 Mo. LIBOR + .48%) #	2/15/2022	20	20,039
World Financial Network Credit Card Master Trust 2016-A A	2.03%	4/15/2025	30	29,927
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	16	16,040
Total

Other 5.50%				347,555

Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%	4/10/2019	40	40,295
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%	7/10/2019	6	6,006
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	2	2,008
CNH Equipment Trust 2014-C A4	1.65%	9/15/2021	30	30,021
CNH Equipment Trust 2016-A A2B	1.747%(1 Mo. LIBOR +.52%) #	7/15/2019	2	1,827
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	59	59,578
Ford Credit Floorplan Master Owner Trust A 2015-5 A1	2.42%	8/15/2022	25	25,374
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 C†	2.68%	6/20/2022	50	50,335
OneMain Financial Issuance Trust 2015-1A A†	3.19%	3/18/2026	100	101,282
Taco Bell Funding LLC 2016-1A A2I†	3.832%	5/25/2046	40	40,740
Total				357,466
Total Asset-Backed Securities (cost $1,534,122)				1,540,264

CORPORATE BONDS 27.55%

Automotive 2.69%

General Motors Financial Co., Inc.	2.40%	5/9/2019	9	9,046

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

General Motors Financial Co., Inc.	3.10%	1/15/2019	$40	$40,583
General Motors Financial Co., Inc.	3.15%	6/30/2022	8	8,052
General Motors Financial Co., Inc.	3.20%	7/6/2021	16	16,296
Hyundai Capital America†	2.40%	10/30/2018	25	25,095
Hyundai Capital America†	2.875%	8/9/2018	75	75,642
Total				174,714

Banks: Regional 5.22%

Bank of America Corp.	2.369%(3 Mo. LIBOR + .66%) #	7/21/2021	4	4,014
Bank of America Corp.	5.00%	5/13/2021	25	27,344
Compass Bank	5.50%	4/1/2020	19	20,186
Goldman Sachs Group, Inc. (The)	2.60%	12/27/2020	25	25,288
Goldman Sachs Group, Inc. (The)	2.625%	1/31/2019	50	50,534
Macquarie Group Ltd. (Australia)†(a)	7.625%	8/13/2019	80	88,323
Santander UK Group Holdings plc (United Kingdom)(a)	3.125%	1/8/2021	50	51,128
Santander UK plc (United Kingdom)(a)	2.50%	3/14/2019	40	40,423
Synovus Financial Corp.	7.875%	2/15/2019	30	32,416
Total				339,656

Building Materials 0.21%

Johnson Controls International plc	5.00%	3/30/2020	5	5,352
Martin Marietta Materials, Inc.	1.965%(3 Mo. LIBOR + .65%) #	5/22/2020	8	8,024
Total				13,376

Chemicals 0.68%

Westlake Chemical Corp.	4.625%	2/15/2021	43	44,505

Computer Hardware 0.55%

Dell International LLC/EMC Corp.†	3.48%	6/1/2019	35	35,785

Computer Software 0.06%

VMware, Inc.	2.30%	8/21/2020	4	4,009

Drugs 0.62%

Forest Laboratories LLC†	4.375%	2/1/2019	12	12,355
Mylan NV†	3.00%	12/15/2018	24	24,256
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	1.70%	7/19/2019	4	3,911
Total				40,522

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 3.94%

Dominion Energy, Inc.	2.962%	7/1/2019	$20	$20,318
Dominion Energy, Inc.†	1.50%	9/30/2018	40	39,795
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	37	41,497
FirstEnergy Corp.	2.85%	7/15/2022	2	2,009
ITC Holdings Corp.†	5.50%	1/15/2020	30	32,203
NV Energy, Inc.	6.25%	11/15/2020	17	19,134
Pennsylvania Electric Co.	5.20%	4/1/2020	45	48,122
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(a)	5.375%	5/1/2021	25	27,268
Puget Energy, Inc.	6.00%	9/1/2021	20	22,603
SCANA Corp.	4.125%	2/1/2022	3	3,123

Total				256,072

Electrical Equipment 0.05%

Broadcom Corp./Broadcom Cayman Finance Ltd.†	2.375%	1/15/2020	3	3,021

Financial Services 2.21%

E*TRADE Financial Corp.	2.95%	8/24/2022	2	2,013
International Lease Finance Corp.	5.875%	4/1/2019	30	31,765
International Lease Finance Corp.	8.25%	12/15/2020	20	23,471
Jefferies Group LLC	8.50%	7/15/2019	37	41,057
Lazard Group LLC	4.25%	11/14/2020	9	9,565
Synchrony Financial	3.00%	8/15/2019	35	35,523
Total				143,394

Food 0.03%

McCormick & Co., Inc.	2.70%	8/15/2022	2	2,018

Health Care Products 0.92%

Life Technologies Corp.	6.00%	3/1/2020	55	59,975

Insurance 0.71%

Willis North America, Inc.	7.00%	9/29/2019	42	45,984

Machinery: Agricultural 0.15%

BAT Capital Corp.†	2.297%	8/14/2020	6	6,027
BAT Capital Corp.†	2.764%	8/15/2022	4	4,027
Total				10,054

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.63%

FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	9.75%	3/1/2022	$36	$40,860

Metals & Mining: Miscellaneous 0.15%

Southern Copper Corp. (Peru)(a)	5.375%	4/16/2020	9	9,744

Oil 1.27%

Canadian Natural Resources Ltd. (Canada)(a)	2.95%	1/15/2023	13	13,040
Encana Corp. (Canada)(a)	6.50%	5/15/2019	17	18,188
Nexen Energy ULC (Canada)(a)	6.20%	7/30/2019	9	9,629
Noble Energy, Inc.	5.625%	5/1/2021	25	25,674
Petroleos Mexicanos (Mexico)(a)	3.125%	1/23/2019	10	10,130
Pioneer Natural Resources Co.	7.50%	1/15/2020	5	5,593
Total				82,254

Oil: Crude Producers 3.40%

Buckeye Partners LP	2.65%	11/15/2018	43	43,244
Enbridge Energy Partners LP	9.875%	3/1/2019	21	23,358
MPLX LP	5.50%	2/15/2023	40	41,253
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	55	56,375
Spectra Energy Partners LP	4.60%	6/15/2021	20	21,287
Texas Eastern Transmission LP†	4.125%	12/1/2020	10	10,464
Western Gas Partners LP	2.60%	8/15/2018	25	25,097
Total				221,078

Paper & Forest Products 0.05%

International Paper Co.	9.375%	5/15/2019	3	3,363

Real Estate Investment Trusts 3.96%

CBRE Services, Inc.	5.00%	3/15/2023	43	44,726
DDR Corp.	3.50%	1/15/2021	15	15,292
DDR Corp.	7.875%	9/1/2020	38	44,539
Digital Realty Trust LP	5.875%	2/1/2020	15	16,204
HCP, Inc.	3.75%	2/1/2019	9	9,183
Healthcare Trust of America Holdings LP	3.375%	7/15/2021	20	20,656
Kilroy Realty LP	6.625%	6/1/2020	40	44,382
Senior Housing Properties Trust	3.25%	5/1/2019	15	15,200
VEREIT Operating Partnership LP	3.00%	2/6/2019	47	47,591
Total				257,773

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.05%

Coach, Inc.	3.00%	7/15/2022	$3	$3,001
Total Corporate Bonds (cost $1,784,356)	1,791,158

FOREIGN GOVERNMENT OBLIGATIONS(a) 6.24%

Iraq 3.13%

Iraq Government AID Bond	2.149%	1/18/2022	200	203,105

Japan 3.11%

Japan Bank for International Corp.	2.375%	7/21/2022	200	202,246
Total Foreign Government Obligations (cost $400,195)	405,351

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.06%

Government National Mortgage Assoc. 2014-112 A	3.00	%#(m)	1/16/2048	22	22,120
Government National Mortgage Assoc. 2017-100 AS	2.75%	2/16/2058	6	6,005
Government National Mortgage Assoc. 2017-69 AS	2.75%	2/16/2058	15	14,974
Government National Mortgage Assoc. 2017-71 AS	2.70%	4/16/2057	15	14,936
Government National Mortgage Assoc. 2017-86 AS	2.75%	2/16/2058	6	6,044
Government National Mortgage Assoc. 2017-89 AB	2.60%	7/16/2058	5	5,001
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $68,760)	69,080

MUNICIPAL BOND 0.10%

Miscellaneous

Illinois (cost $6,018)	4.95%	6/1/2023	6	6,245

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.14%

BX Trust 2017-APPL D†	3.30%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	15	15,040
BX Trust 2017-SLCT D†	3.30%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	15	15,029
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%	4/10/2046	50	50,063
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%	3/10/2046	39	39,410
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%	1/10/2046	49	48,973
HMH Trust 2017-NSS C†	3.787%	7/5/2031	28	28,290
JPMorgan Chase Commercial Mortgage Securities Corp. 2017-MAUI C†	2.484%(1 Mo. LIBOR + 1.25%)	#	7/15/2034	15	15,079
JPMorgan Chase Commercial Mortgage Securities Corp. 2017-MAUI D†	3.184%(1 Mo. LIBOR + 1.95%)	#	7/15/2034	20	20,119
LSTAR Commercial Mortgage Trust 2014-2 A2†	2.767%	1/20/2041	26	25,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#(m)	4/20/2048	$27	$26,935
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	11	10,763
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	25	26,206
Motel 6 Trust 2017-MTL6 C†(b)	2.635	%#(m)	8/15/2034	10	10,000
Motel 6 Trust 2017-MTL6 D†(b)	3.385	%#(m)	8/15/2034	22	21,945
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	58	58,397
MSCG Trust 2016-SNR A†	3.46	%#(m)	11/15/2034	25	25,283
West Town Mall Trust 2017-KNOX C†	4.491	%#(m)	7/5/2030	15	15,088
West Town Mall Trust 2017-KNOX D†	4.491	%#(m)	7/5/2030	15	14,537
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	10	10,253
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.919	%#(m)	6/15/2045	25	26,341
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	25	25,641
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	29	29,334
WF-RBS Commercial Mortgage Trust 2013-C13 A2	1.964%		5/15/2045	50	50,078
WF-RBS Commercial Mortgage Trust 2013-C16 A2	3.223%		9/15/2046	50	50,660
Total Non-Agency Commercial Mortgage-Backed Securities (cost $656,527)					658,997

U.S. TREASURY OBLIGATIONS 11.18%

U.S. Treasury Inflation Indexed Bond(c)	0.125%		4/15/2022	123	123,322
U.S. Treasury Note	1.25%		8/31/2019	175	174,744
U.S. Treasury Note	1.625%		3/31/2019	385	387,000
U.S. Treasury Note	1.75%		10/31/2020	14	14,119
U.S. Treasury Note	1.75%		8/31/2022	28	27,891
Total U.S. Treasury Obligations (cost $726,346)					727,076
Total Long-Term Investments (cost $5,176,324)					5,198,171

SHORT-TERM INVESTMENTS 17.87%

ASSET-BACKED SECURITY 0.86%

Other

Dell Equipment Finance Trust 2017-1 A1† (cost $56,020)	1.35%		5/22/2018	56	56,031

CORPORATE BONDS 13.73%

Banks: Regional 6.61%

Bank of America Corp.	6.875%		4/25/2018	75	77,442
European Investment Bank (Luxembourg)(a)	1.00%		3/15/2018	250	249,609
Morgan Stanley	6.625%		4/1/2018	100	102,815
Total					429,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.23%

Total System Services, Inc.	2.375%	6/1/2018	$15	$15,048

Containers 0.47%

Packaging Corp. of America	6.50%	3/15/2018	30	30,729

Drugs 0.46%

Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	1.40%	7/20/2018	30	29,785

Electric: Power 0.24%

E. ON International Finance BV (Netherlands)†(a)	5.80%	4/30/2018	15	15,376

Financial Services 1.79%

Air Lease Corp.	2.125%	1/15/2018	40	40,059
Bear Stearns Cos. LLC (The)	7.25%	2/1/2018	75	76,676
Total				116,735

Metals & Minerals: Miscellaneous 1.19%

Glencore Finance Canada Ltd. (Canada)†(a)	2.70%	10/25/2017	65	65,114
Goldcorp, Inc. (Canada)(a)	2.125%	3/15/2018	12	12,031
Total				77,145

Oil 0.24%

Pioneer Natural Resources Co.	6.875%	5/1/2018	15	15,485

Oil: Crude Producers 1.65%

Kinder Morgan Energy Partners LP	5.95%	2/15/2018	20	20,362
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	45	45,648
Kinder Morgan, Inc.	7.25%	6/1/2018	5	5,193
Plains All American Pipeline LP/PAA Finance Corp.	6.50%	5/1/2018	35	35,960
Total				107,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.85%

Mack-Cali Realty LP	2.50%	12/15/2017	$10	$10,011
Select Income REIT	2.85%	2/1/2018	45	45,131
Total				55,142
Total Corporate Bonds (cost $892,763)				892,474

REPURCHASE AGREEMENT 3.28%

Repurchase Agreement dated 8/31/2017, 0.12% due 9/1/2017 with Fixed Income Clearing Corp. collateralized by $220,000 of U.S. Treasury Note at 1.625% due 6/30/2019; value: $221,789; proceeds: $213,452 (cost $213,451)			213	213,451
Total Short-Term Investments (cost $1,162,234)				1,161,956
Total Investments in Securities 97.83% (cost $6,338,558)				6,360,127
Other Assets in Excess of Liabilities(d) 2.17%				140,916
Net Assets 100.00%				$6,501,043

REIT	Real Estate Investment Trust
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2017.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(f)).
(c)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(d)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps and futures contracts as follows:

Credit Default Swaps on Indexes - Sell Protection at August 31, 2017(1):

Referenced Index*	Swap Counterparty	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Receivable/ (Payable) at Fair Value(5)
Markit CMBX. NA.AA.6	Morgan Stanley	1.50%	5/11/2063	75,000	$75,384	$(1,035)	$1,419	$384
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	78,000	74,606	(4,232)	838	(3,394)
						$(5,267)	$2,257	$(3,010)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2017

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgaged backed securities (See Note 2(m)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(m)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $2,257. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.

Open Futures Contracts at August 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2017	7	Long	$1,513,747	$1,514,188	$441

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2017	5	Short	$(591,515)	$(592,500)	$(985)

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$1,596,295	$—	$1,596,295
Corporate Bonds	—	2,683,632	—	2,683,632
Foreign Government Obligations	—	405,351	—	405,351
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	69,080	—	69,080
Municipal Bond	—	6,245	—	6,245
Non-Agency Commercial Mortgage-Backed Securities	—	658,997	—	658,997
U.S. Treasury Obligations	—	727,076	—	727,076
Repurchase Agreement	—	213,451	—	213,451
Total	$—	$6,360,127	$—	$6,360,127
Other Financial Instruments
Credit Default Swaps
Assets	$—	$384	$—	$384
Liabilities	—	(3,394)	—	(3,394)
Futures Contracts
Assets	441	—	—	441
Liabilities	(985)	—	—	(985)
Total	$(544)	$(3,010)	$—	$(3,554)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.02%

ASSET-BACKED SECURITIES 22.75%

Automobiles 9.64%

Ally Auto Receivables Trust 2014-1 C	2.04%	12/15/2019	$13,625	$13,652,904
Ally Auto Receivables Trust 2014-1 D	2.48%	2/15/2021	14,200	14,239,698
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	9,938	9,935,943
Ally Auto Receivables Trust 2014-A C†	1.87%	12/16/2019	21,460	21,474,073
Ally Auto Receivables Trust 2014-A D†	2.36%	2/16/2021	10,730	10,746,576
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	11,173	11,174,825
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	6,240	6,398,454
AmeriCredit Automobile Receivables Trust 2013-3 E†	3.74%	12/8/2020	12,855	12,943,471
AmeriCredit Automobile Receivables Trust 2015-1 A3	1.26%	11/8/2019	10,295	10,291,681
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	38,741	38,658,350
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	24,251	24,179,358
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	24,300	24,278,432
AmeriCredit Automobile Receivables Trust 2017-1 A2A	1.51%	5/18/2020	31,974	31,962,979
AmeriCredit Automobile Receivables Trust 2017-1 D	3.13%	1/18/2023	12,412	12,564,284
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%	5/18/2022	28,559	28,807,812
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	49,146	50,018,995
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	42,032	42,051,848
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	22,816	22,889,499
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	24,485	24,511,855
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	20,660	20,898,069
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	36,257	36,364,705
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	22,970	23,078,676
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	1,459	1,458,306
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	18,024	18,042,687
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	31,135	31,269,447
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	15,627	15,654,826
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	31,505	31,873,527
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	20,140	20,745,831
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	44,647	44,718,327
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	8,021	8,085,713
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	16,679	16,670,854
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	21,996	22,019,703
California Republic Auto Receivables Trust 2017-1 A2	1.55%	11/15/2019	24,758	24,758,247
Capital Auto Receivables Asset Trust 2013-3 E†	4.55%	3/21/2022	11,130	11,241,136
Capital Auto Receivables Asset Trust 2014-1 E†	4.09%	9/22/2022	15,500	15,687,903
Capital Auto Receivables Asset Trust 2014-2 E†	3.62%	12/20/2022	9,250	9,314,342
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	27,434	27,629,978
Capital Auto Receivables Asset Trust 2014-3 E	3.94%	4/20/2023	8,400	8,570,038
Capital Auto Receivables Asset Trust 2015-1 E	4.34%	9/20/2023	66,350	68,143,573
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	25,135	25,348,542
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	23,813	24,186,283

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	$21,169	$21,563,908
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	12,190	12,242,307
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	19,417	19,646,427
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	30,324	30,331,648
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	26,077	26,068,929
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	2,811	2,821,428
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	5,106	5,103,608
CarMax Auto Owner Trust 2015-4 D	3.00%	5/16/2022	3,116	3,132,031
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	33,406	33,381,166
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	46,095	46,001,008
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	45,167	44,915,194
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	23,367	23,335,868
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	23,723	23,617,850
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	18,529	18,399,807
CarMax Auto Owner Trust 2017-3 A2A	1.64%	9/15/2020	86,166	86,258,620
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	125,534	126,197,535
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	37,114	37,326,240
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	12,944	13,009,437
CarMax Auto Owner Trust 2017-3 C	2.72%	5/15/2023	15,857	15,938,451
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	34,447	34,470,300
Chrysler Capital Auto Receivables Trust 2014-BA A4†	1.76%	12/16/2019	19,855	19,868,866
Chrysler Capital Auto Receivables Trust 2015-AA A4†	1.55%	2/18/2020	34,884	34,890,621
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	5,872	5,924,278
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	66,390	66,483,650
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	1,916	1,920,501
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	13,845	14,898,953
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	32,817	32,816,012
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	8,461	8,471,610
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	19,023	19,153,490
Drive Auto Receivables Trust 2015-BA C†	2.76%	7/15/2021	3,788	3,805,238
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,900	2,952,604
Drive Auto Receivables Trust 2015-CA C†	3.01%	5/17/2021	47,186	47,491,493
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	52,911	53,326,318
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	41,590	42,938,431
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	20,368	20,415,437
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	30,728	30,795,199
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	30,853	31,222,212
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	63,905	65,449,443
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	23,708	23,793,391
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	63,065	63,716,133
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	21,109	21,710,670
Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	28,162	28,233,909
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	32,160	32,242,741

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	$137,219	$138,152,007
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	17,844	18,269,019
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	32,444	32,568,939
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	44,046	44,350,710
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	27,116	27,402,413
Exeter Automobile Receivables Trust 2014-3A D†	5.69%	4/15/2021	8,720	9,042,891
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	7,818	7,813,084
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	22,314	22,295,876
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	13,070	13,088,643
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	7,953	7,962,623
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	47,130	47,552,879
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	4,610	4,615,033
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	50,830	50,984,727
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	24,950	25,075,623
Ford Credit Auto Lease Trust 2016-A A3	1.71%	4/15/2019	52,056	52,098,030
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	46,829	46,742,779
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	45,731	45,661,816
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	70,407	70,436,993
Hyundai Floorplan Master Owner Trust 2016-1A A1†	2.127%(1 Mo. LIBOR + .90%) #	3/15/2021	14,807	14,959,728
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%	3/15/2021	17,194	17,200,623
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%	3/15/2019	66,118	66,131,792
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%	12/16/2019	37,872	37,850,181
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	55,811	56,105,883
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	56,589	57,189,975
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	41,095	40,966,755
OSCAR US Funding Trust V 2016-2A A2A†	2.31%	11/15/2019	3,666	3,669,679
Santander Drive Auto Receivables Trust 2013-5 D	2.73%	10/15/2019	2,704	2,722,114
Santander Drive Auto Receivables Trust 2014-2 E†	3.76%	7/15/2021	27,800	28,142,688
Santander Drive Auto Receivables Trust 2014-3 E†	3.49%	9/15/2021	24,555	24,844,567
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	5,673	5,696,606
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	41,595	42,393,237
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	22,140	22,268,673
Santander Drive Auto Receivables Trust 2015-1 D	3.24%	4/15/2021	6,305	6,393,462
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	19,102	19,125,071
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	34,016	34,318,395
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	28,251	28,627,478
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	28,059	28,730,227
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	17,354	17,908,820
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	19,775	19,844,608
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	21,284	21,274,143
Santander Drive Auto Receivables Trust 2016-3 A3	1.50%	8/17/2020	27,018	27,006,166
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	21,825	21,830,146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	$46,496	$46,700,554
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	59,001	59,504,255
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	68,540	69,987,099
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	8,230	8,242,003
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	4,862	4,871,819
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%	4/15/2020	21,349	21,380,954
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	10,457	10,619,958
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	6,591	6,736,265
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	52,775	52,681,182
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%	9/15/2022	5,943	5,852,331
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	61,382	61,386,872
Westlake Automobile Receivables Trust 2016-2A C†	2.83%	5/17/2021	9,440	9,515,059
Westlake Automobile Receivables Trust 2016-3A B†	2.07%	12/15/2021	5,684	5,677,417
Westlake Automobile Receivables Trust 2017-1A B†	2.30%	10/17/2022	14,251	14,263,128
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	64,230	64,229,210	(a)(b)
Westlake Automobile Receivables Trust 2017-2A B†	2.25%	12/15/2020	52,524	52,522,718	(a)(b)
World Omni Auto Receivables Trust 2017-A A3	1.93%	9/15/2022	26,916	27,068,046
Total				4,043,378,684

Credit Cards 6.34%

American Express Credit Account Master Trust 2013-1 A	1.647%(1 Mo. LIBOR + .42%) #	2/16/2021	16,050	16,106,275
American Express Credit Account Master Trust 2014-3 A	1.49%	4/15/2020	175,426	175,427,298
BA Credit Card Trust 2016-A1 A	1.617%(1 Mo. LIBOR + .39%) #	10/15/2021	72,217	72,524,124
BA Credit Card Trust 2017-A2	1.84%	1/17/2023	186,581	187,002,207
Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	35,395	35,293,880
Barclays Dryrock Issuance Trust 2017-1 A	1.557%(1 Mo. LIBOR + .33%) #	3/15/2023	101,790	102,059,662
Barclays Dryrock Issuance Trust 2017-2 A	1.523%(1 Mo. LIBOR + .30%) #	5/15/2023	168,302	168,526,246
Capital One Multi-Asset Execution Trust 2015-A1	1.39%	1/15/2021	31,563	31,562,173
Capital One Multi-Asset Execution Trust 2015-A3	1.627%(1 Mo. LIBOR + .40%) #	3/15/2023	113,310	114,052,158
Capital One Multi-Asset Execution Trust 2015-A5	1.60%	5/17/2021	36,037	36,076,720
Capital One Multi-Asset Execution Trust 2016-A1	1.677%(1 Mo. LIBOR + .45%) #	2/15/2022	115,476	116,137,135
Capital One Multi-Asset Execution Trust 2016-A4	1.33%	6/15/2022	21,658	21,554,018
Chase Issuance Trust 2012-A4	1.58%	8/16/2021	14,915	14,915,143
Chase Issuance Trust 2015-A2	1.59%	2/18/2020	200,996	201,185,459
Chase Issuance Trust 2016-A2 A	1.37%	6/15/2021	19,161	19,088,489
Citibank Credit Card Issuance Trust 2017-A8	1.86%	8/8/2022	139,844	140,408,690
Discover Card Execution Note Trust 2014-A5 A	1.39%	4/15/2020	9,805	9,805,192
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022	9,583	9,628,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Discover Card Execution Note Trust 2016-A2	1.767%(1 Mo. LIBOR + .54%) #	9/15/2021	$42,743	$43,040,269
Discover Card Execution Note Trust 2016-A4	1.39%	3/15/2022	107,379	106,918,806
Discover Card Execution Note Trust 2017-A6	1.88%	2/15/2023	125,489	126,104,950
First National Master Note Trust 2015-1 A	1.997%(1 Mo. LIBOR + .77%) #	9/15/2020	7,307	7,308,540
Master Credit Card Trust II Series 2016-1A B†	1.93%	9/23/2019	8,262	8,256,503
MBNA Credit Card Master Note Trust 2004-A3	1.487%(1 Mo. LIBOR + .26%) #	8/16/2021	51,184	51,290,309
Synchrony Credit Card Master Note Trust 2014-1 A	1.61%	11/15/2020	29,495	29,504,910
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	18,713	18,979,284
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%	3/15/2023	9,594	9,695,598
Synchrony Credit Card Master Note Trust 2015-2 A	1.60%	4/15/2021	43,050	43,076,889
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%	3/15/2022	28,252	28,429,620
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%	5/15/2024	134,927	136,061,709
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	42,808	43,160,130
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%	6/15/2023	107,011	107,196,771
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%	6/15/2023	33,423	33,458,390
World Financial Network Credit Card Master Trust 2012-A A	3.14%	1/17/2023	12,912	13,193,658
World Financial Network Credit Card Master Trust 2012-D A	2.15%	4/17/2023	7,680	7,731,850
World Financial Network Credit Card Master Trust 2015-B A	2.55%	6/17/2024	37,818	38,396,071
World Financial Network Credit Card Master Trust 2016-A A	2.03%	4/15/2025	119,843	119,550,547
World Financial Network Credit Card Master Trust 2017-A A	2.12%	3/15/2024	116,491	117,230,543
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	101,152	101,406,013
Total				2,661,344,488

Home Equity 0.05%

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	1.394%(1 Mo. LIBOR + .16%) #	5/25/2036	15,405	15,241,370
Meritage Mortgage Loan Trust 2004-2 M3	2.209%(1 Mo. LIBOR + .98%) #	1/25/2035	4,316	4,278,130
Total				19,519,500

Other 6.72%

Ally Master Owner Trust 2012-5 A	1.54%	9/15/2019	38,500	38,498,633
Ally Master Owner Trust 2014-5 A2	1.60%	10/15/2019	64,198	64,205,986
Ally Master Owner Trust 2015-3 A	1.63%	5/15/2020	32,783	32,795,431
Ammc CLO 19 Ltd. 2016-19A A†	2.804%(3 Mo. LIBOR + 1.50%) #	10/15/2028	21,700	21,835,957
Apidos CLO X 2012-10A A†	2.731%(3 Mo. LIBOR + 1.42%) #	10/30/2022	3,358	3,366,970
Apollo Credit Funding IV Ltd. 4A A1†	2.774%(3 Mo. LIBOR + 1.47%) #	4/15/2027	16,500	16,550,398
Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL1 A†	2.527%(1 Mo. LIBOR + 1.30%) #	4/15/2027	18,057	17,924,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL2 A†	2.217%(1 Mo. LIBOR + 1.30%)	#	8/15/2027	$18,704	$18,884,682
Ares XXXIII CLO Ltd. 2015-1A A1R†	2.568%(3 Mo. LIBOR + 1.35%)	#	12/5/2025	79,550	79,760,811
Ascentium Equipment Receivables Trust 2016-1A A2†	1.75%		11/13/2018	9,425	9,430,027
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	18,443	18,430,129
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	23,403	23,298,274
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	15,436	15,500,572
Avery Point V CLO Ltd. 2014-5A AR†	2.284%(3 Mo. LIBOR + .98%)	#	7/17/2026	16,144	16,191,586
B2R Mortgage Trust 2015-2 A†	3.336%		11/15/2048	27,930	28,380,687
Birchwood Park CLO Ltd. 2014-1A AR†	2.484%(3 Mo. LIBOR + 1.18%)	#	7/15/2026	44,750	44,883,710
BlueMountain CLO Ltd. 2014-4A A1R†	2.668%(3 Mo. LIBOR + 1.35%)	#	11/30/2026	57,900	58,032,841
BlueMountain CLO Ltd. 2015-3A A1†	2.787%(3 Mo. LIBOR + 1.48%)	#	10/20/2027	24,750	24,888,118
Bowman Park CLO Ltd. 2014-1A AR†	2.494%(3 Mo. LIBOR + 1.18%)	#	11/23/2025	55,500	55,676,876
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	2.454%(3 Mo. LIBOR + 1.15%)	#	4/18/2025	16,579	16,616,038
Carlyle Global Market Strategies CLO Ltd. 2013-4A A2R†	2.824%(3 Mo. LIBOR + 1.52%)	#	10/15/2025	3,000	3,020,064
Carlyle Global Market Strategies CLO Ltd. 2014-1A AR†	2.604%(3 Mo. LIBOR + 1.30%)	#	4/17/2025	73,100	73,543,465
Carlyle Global Market Strategies CLO Ltd. 2014-3A A1AR†	2.467%(3 Mo. LIBOR + 1.15%)	#	7/27/2026	10,000	10,058,500
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R†	2.504%(3 Mo. LIBOR + 1.20%)	#	10/15/2026	52,600	52,867,941
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.787%(3 Mo. LIBOR + 1.47%)	#	4/27/2027	9,550	9,562,992
Cent CDO Ltd. 2007-14A A2B†	1.634%(3 Mo. LIBOR + .33%)	#	4/15/2021	15,000	14,720,581
Cent CLO Ltd. 2013-17A A1†	2.611%(3 Mo. LIBOR + 1.30%)	#	1/30/2025	29,814	29,847,949
Cent CLO Ltd. 2013-19A A1A†	2.641%(3 Mo. LIBOR + 1.33%)	#	10/29/2025	19,050	19,097,003
CIFC Funding II Ltd. 2014-2A A1LR†	2.517%(3 Mo. LIBOR + 1.20%)	#	5/24/2026	76,220	76,489,673
CIFC Funding V Ltd. 2014-5A A1R†	2.704%(3 Mo. LIBOR + 1.40%)	#	1/17/2027	30,150	30,312,618
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	36,108	36,242,322
CNH Equipment Trust 2016-B A4	1.97%		11/15/2021	9,297	9,340,138
Conn Funding II LP 2017-A†	2.73%		7/15/2019	15,382	15,399,305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Crown Point CLO Ltd. 2012-1A A1LB†	2.816%(3 Mo. LIBOR + 1.50%) #	11/21/2022	$532	$533,390
Dell Equipment Finance Trust 2015-2 A3†	1.72%	9/22/2020	13,788	13,793,399
Dell Equipment Finance Trust 2016-1 A3†	1.65%	7/22/2021	5,443	5,445,888
Dell Equipment Finance Trust 2016-1 B†	2.03%	7/22/2021	6,570	6,571,389
Dell Equipment Finance Trust 2017-1 A2†	1.86%	6/24/2019	15,424	15,447,056
Dell Equipment Finance Trust 2017-1 A3†	2.14%	4/22/2022	11,474	11,537,986
Denali Capital CLO X Ltd. 2013 1A A2L†	3.064%(3 Mo. LIBOR + 1.75%) #	4/28/2025	17,000	17,019,754
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	24,340	24,088,573
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	10,491	10,655,414
DRB Prime Student Loan Trust 2015-D A2†	3.20%	1/25/2040	4,929	5,033,798
Dryden 34 Senior Loan Fund 2014-34A A1R†	Zero Coupon(3 Mo. LIBOR + 1.16%) #	10/15/2026	40,475	40,667,699
Engs Commercial Finance Trust 2015-1A A2†	2.31%	10/22/2021	15,680	15,647,345
Engs Commercial Finance Trust 2016-1A A2†	2.63%	2/22/2022	34,499	34,490,276
Ford Credit Floorplan Master Owner Trust A 2012-5 A	1.49%	9/15/2019	132,569	132,563,856
Ford Credit Floorplan Master Owner Trust A 2015-1 A1	1.42%	1/15/2020	35,093	35,086,294
Fortress Credit BSL Ltd. 2013-1A A†	2.486%(3 Mo. LIBOR + 1.18%) #	1/19/2025	26,475	26,529,033
GoldenTree Loan Opportunities IX Ltd. 2014-9A AR†	2.681%(3 Mo. LIBOR + 1.37%) #	10/29/2026	48,850	49,343,979
GreatAmerica Leasing Receivables Funding LLC 2016-1 A3†	1.73%	6/20/2019	19,000	19,000,407
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	2.777%(1 Mo. LIBOR + 1.55%) #	3/15/2027	51,810	51,425,327
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	3.977%(1 Mo. LIBOR + 2.75%) #	3/15/2027	5,816	5,824,623
Jefferson Mill CLO Ltd. 2015-1A A1†	2.807%(3 Mo. LIBOR + 1.50%) #	7/20/2027	27,000	27,235,699
JFIN Revolver CLO Ltd. 2014-2A A2†	2.616%(3 Mo. LIBOR + 1.30%) #	2/20/2022	8,492	8,522,113
JFIN Revolver CLO Ltd. 2015-4A A†	2.463%(3 Mo. LIBOR + 1.15%) #	4/22/2020	1,288	1,288,099
LCM XVII LP-17A AR†	2.654%(3 Mo. LIBOR + 1.35%) #	10/15/2026	30,000	30,091,756
LCM XVIII LP-18A A1†	2.817%(3 Mo. LIBOR + 1.51%) #	4/20/2027	47,000	47,060,969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Leaf Receivables Funding 12 LLC 2017-1 A3†	2.07%		8/15/2020	$13,408	$13,422,491
Marathon CLO IV Ltd. 2012-4A A1†	2.706%(3 Mo. LIBOR + 1.39%)	#	5/20/2023	1,344	1,345,228
Mercedes-Benz Master Owner Trust 2016-BA A†	1.927%(1 Mo. LIBOR + .70%)	#	5/17/2021	27,100	27,322,225
MMAF Equipment Finance LLC 2016-AA A2†	1.39%		12/17/2018	22,382	22,380,538
Mountain Hawk II CLO Ltd. 2013-2A A1†	2.467%(3 Mo. LIBOR + 1.16%)	#	7/22/2024	9,600	9,603,612
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.504%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	76,450	76,577,795
Mountain View CLO Ltd. 2015-9A A1A†	2.764%(3 Mo. LIBOR + 1.46%)	#	7/15/2027	21,250	21,260,597
MP CLO VI Ltd. 2014-2A AR†	2.504%(3 Mo. LIBOR + 1.20%)	#	1/15/2027	16,650	16,682,889
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	12,855	12,934,989
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	70,279	70,760,903
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	26,669	26,595,049
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	1.597%(1 Mo. LIBOR + .36%)	#	2/1/2041	9,852	9,840,749
Northwoods Capital XI Ltd. 2014-11A AR†	2.494%(3 Mo. LIBOR + 1.19%)	#	4/15/2025	28,850	28,901,183
NZCG Funding Ltd. 2015-2A A1†	2.867%(3 Mo. LIBOR + 1.55%)	#	4/27/2027	20,080	20,107,646
Oaktree CLO Ltd. 2015-1A A1†	2.857%(3 Mo. LIBOR + 1.55%)	#	10/20/2027	31,000	31,038,689
Oaktree EIF I Ltd. 2015-A1 A†	2.924%(3 Mo. LIBOR + 1.62%)	#	10/18/2027	16,750	16,934,390
Octagon Investment Partners XXI Ltd. 2014-1A A1AR†	2.659%(3 Mo. LIBOR + 1.35%)	#	11/14/2026	67,300	67,755,922
OHA Loan Funding Ltd. 2013-2A A†	2.584%(3 Mo. LIBOR + 1.27%)	#	8/23/2024	28,500	28,657,127
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	77,910	78,908,705
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	35,064	35,140,579
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	36,598	37,473,834
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	5,187	5,298,135
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	2,851	2,979,094
OneMain Financial Issuance Trust 2017-1A A1†(c)	2.37%		9/14/2032	74,175	74,520,136
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	19,317	19,264,097

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

ReadyCap Commercial Mortgage Trust 2017-FL1 A†	2.07%(1 Mo. LIBOR + .85%)	#	5/25/2034	$33,236	$33,298,308
Seneca Park CLO Ltd. 2014-1A AR†	2.424%(3 Mo. LIBOR + 1.12%)	#	7/17/2026	23,900	24,017,553
SLM Private Education Loan Trust 2010-A 2A†	4.477%(1 Mo. LIBOR + 3.25%)	#	5/16/2044	23,753	24,604,368
SLM Private Education Loan Trust 2013-B A1†	1.877%(1 Mo. LIBOR + .65%)	#	7/15/2022	530	529,767
SLM Student Loan Trust 2011-1 A1	1.754%(1 Mo. LIBOR + .52%)	#	3/25/2026	8,081	8,102,901
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	53,238	53,266,067
Sofi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	36,947	36,960,561
Sound Point CLO XI Ltd. 2016-1A A†	2.957%(3 Mo. LIBOR + 1.65%)	#	7/20/2028	49,000	49,604,957
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024	7,718	7,785,514
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	28,654	29,478,148
Thacher Park CLO Ltd. 2014-1A AR†	2.467%(3 Mo. LIBOR + 1.16%)	#	10/20/2026	62,950	63,057,568
Tryon Park CLO Ltd. 2013-1A A1†	2.424%(3 Mo. LIBOR + 1.12%)	#	7/15/2025	8,150	8,170,524
Venture XVIII CLO Ltd. 2014-18A A†	2.754%(3 Mo. LIBOR + 1.45%)	#	10/15/2026	20,250	20,319,285
Wells Fargo Dealer Floorplan Master Note Trust 2014-2 A	1.681%(1 Mo. LIBOR + .45%)	#	10/20/2019	9,044	9,047,473
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	1.881%(1 Mo. LIBOR + .65%)	#	1/20/2022	14,610	14,730,831
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026	10,387	10,367,194
Westgate Resorts LLC 2014-1A B†	3.25%		12/20/2026	3,883	3,895,969
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027	3,569	3,577,549
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027	6,288	6,310,278
Westgate Resorts LLC 2016-1A A†	3.50%		12/20/2028	34,842	35,233,780
Total					2,818,624,029
Total Asset-Backed Securities (cost $9,504,028,868)					9,542,866,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments			Shares (000)		Fair Value
COMMON STOCKS 0.09%

Oil

Chaparral Energy, Inc.*				1,565	$31,494,679
Chaparral Energy, Inc.*				329	6,623,137
OGX Petroleo e Gas SA ADR*				490	278,857
Peabody Energy Corp.*				12	240,776
Templar Energy LLC Class A Units				178	743,896
Total Common Stocks (cost $57,012,825)					39,381,345

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.20%

Oil 0.00%

Oleo e Gas Participacoes SA(d)(e)	10.00%	9/1/2017	BRL	395	480,462	(a)(b)
Oleo e Gas Participacoes SA(d)(e)	10.00%	9/1/2017	BRL	313	380,649	(a)(b)
Total					861,111

Real Estate Investment Trusts 0.16%

VEREIT, Inc.	3.00%	8/1/2018		$63,951	64,350,694

Retail 0.04%

RH†	Zero Coupon	6/15/2019		19,566	16,667,786
Total Convertible Bonds (cost $83,639,432)					81,879,591

CORPORATE BONDS 39.40%

Advertising 0.01%

Interpublic Group of Cos., Inc. (The)	2.25%	11/15/2017		2,250	2,251,634

Aerospace/Defense 0.05%

Harris Corp.	1.999%	4/27/2018		3,250	3,255,451
Spirit AeroSystems, Inc.	5.25%	3/15/2022		18,391	19,111,544
Total					22,366,995

Air Transportation 0.06%

American Airlines 2011-1 Class A Pass-Through Trust	5.25%	7/31/2022		6,192	6,620,847
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022		12,322	12,922,242

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Air Transportation (continued)

Continental Airlines 2012-1 Class B Pass-Through Trust	6.25%	10/11/2021	$4,399	$4,657,827
Total				24,200,916

Auto Parts: Original Equipment 0.33%

American Axle & Manufacturing, Inc.	6.625%	10/15/2022	60,568	62,763,590
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	16,790	18,804,800
International Automotive Components Group SA (Luxembourg)†(f)	9.125%	6/1/2018	13,841	13,633,385
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	18,774	19,712,700
Titan International, Inc.	6.875%	10/1/2020	21,642	22,387,675
Total				137,302,150

Automotive 2.07%

Ford Motor Credit Co. LLC	1.724%	12/6/2017	8,379	8,384,567
Ford Motor Credit Co. LLC	2.24%	6/15/2018	48,100	48,294,314
Ford Motor Credit Co. LLC	3.157%	8/4/2020	56,109	57,361,925
Ford Motor Credit Co. LLC	3.20%	1/15/2021	46,626	47,599,742
Ford Motor Credit Co. LLC	5.00%	5/15/2018	23,808	24,323,171
Ford Motor Credit Co. LLC	5.875%	8/2/2021	19,105	21,367,631
Ford Motor Credit Co. LLC	8.125%	1/15/2020	66,605	75,357,874
General Motors Financial Co., Inc.	2.40%	5/9/2019	27,049	27,187,220
General Motors Financial Co., Inc.	3.10%	1/15/2019	61,520	62,416,804
General Motors Financial Co., Inc.	3.15%	6/30/2022	70,615	71,074,889
General Motors Financial Co., Inc.	3.20%	7/6/2021	37,649	38,346,291
General Motors Financial Co., Inc.	4.20%	3/1/2021	56,815	59,871,618
General Motors Financial Co., Inc.	4.375%	9/25/2021	58,662	62,261,279
Hyundai Capital America†	1.75%	9/27/2019	60,159	59,451,927
Hyundai Capital America†	2.00%	7/1/2019	3,760	3,739,412
Hyundai Capital America†	2.50%	3/18/2019	15,943	15,998,168
Hyundai Capital Services, Inc. (South Korea)†(f)	3.00%	8/29/2022	56,348	56,320,635
Navistar International Corp.	8.25%	11/1/2021	13,741	13,878,410
Volkswagen Group of America Finance LLC†	1.60%	11/20/2017	53,356	53,347,341
Volkswagen Group of America Finance LLC†	1.756%(3 Mo. LIBOR + .44%) #	11/20/2017	8,020	8,024,390
Volkswagen Group of America Finance LLC†	2.125%	5/23/2019	1,000	1,002,193
Volkswagen International Finance NV (Netherlands)†(f)	1.60%	11/20/2017	54,416	54,398,043
Total				870,007,844

Banks: Regional 9.47%

ABN AMRO Bank NV (Netherlands)†(f)	1.80%	6/4/2018	16,837	16,842,809
ABN AMRO Bank NV (Netherlands)†(f)	1.80%	9/20/2019	47,900	47,776,322
ABN AMRO Bank NV (Netherlands)†(f)	2.10%	1/18/2019	37,772	37,992,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

ABN AMRO Bank NV (Netherlands)(f)	6.25%	4/27/2022	$28,873	$32,675,545
ABN AMRO Bank NV (Netherlands)(f)	6.25%(5 Yr Swap rate + 5.45%) #	9/13/2022	19,600	19,620,658
Akbank Turk AS (Turkey)†(f)	3.875%	10/24/2017	7,850	7,872,804
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(f)	7.875%	9/25/2017	10,000	10,033,240
Associated Banc-Corp.	2.75%	11/15/2019	13,625	13,778,035
Banco de Credito del Peru (Panama)†(f)	2.25%	10/25/2019	4,200	4,215,750
Banco de Credito del Peru (Peru)†(f)	2.75%	1/9/2018	10,593	10,646,146
Banco de Credito e Inversiones (Chile)†(f)	3.00%	9/13/2017	7,000	7,000,253
Banco del Estado de Chile (Chile)†(f)	2.00%	11/9/2017	34,000	34,004,724
Bangkok Bank PCL (Hong Kong)†(f)	3.30%	10/3/2018	11,000	11,148,247
Bank of America Corp.	2.151%	11/9/2020	14,360	14,381,382
Bank of America Corp.	2.369%(3 Mo. LIBOR + .66%) #	7/21/2021	27,991	28,086,334
Bank of America Corp.	5.00%	5/13/2021	48,346	52,879,937
Bank of America Corp.	5.49%	3/15/2019	73,252	76,823,727
Bank of America Corp.	5.625%	7/1/2020	15,316	16,777,340
Bank of America Corp.	5.65%	5/1/2018	73,365	75,218,524
Bank of America Corp.	5.70%	1/24/2022	7,552	8,546,672
Bank of America Corp.	6.875%	4/25/2018	22,714	23,453,464
Bank of America Corp.	6.875%	11/15/2018	10,904	11,554,303
Bank of America Corp.	7.625%	6/1/2019	97,345	106,640,571
Barclays Bank plc (United Kingdom)†(f)	6.05%	12/4/2017	31,191	31,524,437
Barclays Bank plc (United Kingdom)†(f)	10.179%	6/12/2021	64,926	81,252,656
Capital One Financial Corp.	6.75%	9/15/2017	18,439	18,462,715
Capital One NA/Mclean VA	2.464%(3 Mo. LIBOR + 1.15%) #	8/17/2018	3,700	3,728,317
CIT Group, Inc.	3.875%	2/19/2019	6,601	6,766,025
CIT Group, Inc.†	5.50%	2/15/2019	30,763	32,262,696
Citigroup, Inc.	1.80%	2/5/2018	30,841	30,863,988
Citigroup, Inc.	2.274%(3 Mo. LIBOR + .96%) #	4/25/2022	70,272	70,737,976
Citigroup, Inc.	2.45%	1/10/2020	47,338	47,824,333
Citigroup, Inc.	2.876%(3 Mo. LIBOR + .95%) #	7/24/2023	46,658	46,980,913
Citigroup, Inc.	2.90%	12/8/2021	19,680	20,051,178
Citigroup, Inc.	6.125%	11/21/2017	900	908,589
Citigroup, Inc.	8.50%	5/22/2019	20,873	23,131,230
Commonwealth Bank of Australia (Australia)†(f)	1.375%	9/6/2018	57,599	57,509,231
Compass Bank	2.75%	9/29/2019	22,590	22,825,412
Compass Bank	6.40%	10/1/2017	39,922	40,045,371
Credit Suisse AG	1.70%	4/27/2018	99,531	99,595,157
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(f)	3.125%	12/10/2020	53,551	54,819,377

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Discover Bank	3.10%	6/4/2020	$1,250	$1,281,534
Discover Bank	7.00%	4/15/2020	39,402	43,683,740
Discover Bank	8.70%	11/18/2019	24,607	27,766,543
European Investment Bank (Luxembourg)(f)	1.00%	3/15/2018	132,915	132,707,457
European Investment Bank (Luxembourg)(f)	1.25%	5/15/2018	55,881	55,859,163
Fifth Third Bancorp	4.50%	6/1/2018	6,606	6,758,268
Finansbank AS (Turkey)†(f)	6.25%	4/30/2019	19,403	20,281,102
Goldman Sachs Group, Inc. (The)	2.30%	12/13/2019	33,596	33,824,729
Goldman Sachs Group, Inc. (The)	2.424%(3 Mo. LIBOR + 1.11%) #	4/26/2022	53,637	54,221,057
Goldman Sachs Group, Inc. (The)	2.60%	12/27/2020	61,472	62,180,403
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05%) #	6/5/2023	51,426	51,709,574
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	28,984	31,946,180
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	43,678	47,178,749
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	18,074	20,427,373
Goldman Sachs Group, Inc. (The)	5.95%	1/18/2018	32,139	32,644,412
Goldman Sachs Group, Inc. (The)	6.00%	6/15/2020	58,885	64,996,346
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	16,710	18,041,365
HBOS plc (United Kingdom)(f)	1.923%(3 Mo. LIBOR + .70%) #	9/6/2017	28,968	28,972,142
HBOS plc (United Kingdom)†(f)	6.75%	5/21/2018	260,927	269,645,127
HSBC Bank USA NA	4.875%	8/24/2020	42,819	46,231,907
Huntington Bancshares, Inc.	7.00%	12/15/2020	19,767	22,690,612
Huntington National Bank (The)	1.738%(3 Mo. LIBOR + .51%) #	3/10/2020	27,421	27,568,191
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/2017	24,500	24,530,360
ING Bank NV (Netherlands)†(f)	1.80%	3/16/2018	37,340	37,392,112
ING Bank NV (Netherlands)†(f)	2.75%	3/22/2021	8,472	8,626,220
ING Bank NV (Netherlands)(f)	4.125% (USISDA05 + 2.70%) #	11/21/2023	35,897	36,681,098
Intesa Sanpaolo SpA (Italy)(f)	3.875%	1/16/2018	89,834	90,445,987
Intesa Sanpaolo SpA (Italy)(f)	3.875%	1/15/2019	12,208	12,485,280
Intesa Sanpaolo SpA (Italy)†(f)	6.50%	2/24/2021	40,216	45,084,828
Itau Unibanco Holding SA†	2.85%	5/26/2018	33,373	33,596,599
JPMorgan Chase & Co.	2.295%	8/15/2021	33,908	34,015,606
Macquarie Bank Ltd. (Australia)†(f)	1.60%	10/27/2017	5,262	5,261,813
Macquarie Bank Ltd. (Australia)†(f)	1.947%(3 Mo. LIBOR + .63%) #	10/27/2017	3,605	3,608,132
Macquarie Group Ltd. (Australia)†(f)	6.00%	1/14/2020	23,173	25,201,903
Macquarie Group Ltd. (Australia)†(f)	7.625%	8/13/2019	15,062	16,628,999

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Manufacturers & Traders Trust Co.	1.956%(3 Mo. LIBOR + .64%) #	12/1/2021	$15,000	$14,884,059
Manufacturers & Traders Trust Co.	2.449%(1 Mo. LIBOR + 1.22%) #	12/28/2020	11,696	11,702,293
Manufacturers & Traders Trust Co.	6.625%	12/4/2017	7,265	7,353,224
Morgan Stanley	2.109%(3 Mo. LIBOR + .80%) #	2/14/2020	46,830	47,064,322
Morgan Stanley	2.487%(3 Mo. LIBOR + 1.18%) #	1/20/2022	47,128	47,665,243
Morgan Stanley	4.875%	11/1/2022	28,021	30,551,764
Morgan Stanley	5.50%	7/24/2020	30,665	33,543,671
Morgan Stanley	5.625%	9/23/2019	41,608	44,616,328
Morgan Stanley	6.625%	4/1/2018	36,125	37,141,893
Morgan Stanley	7.30%	5/13/2019	64,771	70,538,036
National Savings Bank (Sri Lanka)†(f)	8.875%	9/18/2018	14,600	15,421,980
NBK SPC Ltd. (United Arab Emirates)†(f)	2.75%	5/30/2022	32,710	32,721,121
Nordea Bank AB (Sweden)†(f)	4.875%	5/13/2021	5,562	6,000,608
Popular, Inc.	7.00%	7/1/2019	17,102	18,004,131
Regions Bank	2.25%	9/14/2018	6,526	6,552,776
Regions Bank	7.50%	5/15/2018	19,610	20,371,316
Royal Bank of Scotland Group plc (United Kingdom)(f)	3.498%(3 Mo. LIBOR + 1.48%) #	5/15/2023	51,464	52,078,484
Santander Bank NA	8.75%	5/30/2018	11,888	12,473,307
Santander UK Group Holdings plc (United Kingdom)(f)	2.875%	10/16/2020	20,215	20,572,927
Santander UK Group Holdings plc (United Kingdom)(f)	2.875%	8/5/2021	64,746	65,324,311
Santander UK Group Holdings plc (United Kingdom)(f)	3.125%	1/8/2021	22,232	22,733,398
Santander UK Group Holdings plc (United Kingdom)(f)	3.571%	1/10/2023	10,274	10,545,525
Santander UK plc (United Kingdom)(f)	1.65%	9/29/2017	11,547	11,549,682
Santander UK plc (United Kingdom)(f)	2.00%	8/24/2018	15,190	15,242,613
Santander UK plc (United Kingdom)(f)	2.50%	3/14/2019	83,645	84,528,980
Santander UK plc (United Kingdom)(f)	2.722%(3 Mo. LIBOR + 1.48%) #	3/14/2019	9,377	9,543,304
Santander UK plc (United Kingdom)(f)	3.05%	8/23/2018	23,370	23,687,207
SVB Financial Group	5.375%	9/15/2020	6,533	7,121,049
Synovus Financial Corp.	7.875%	2/15/2019	43,297	46,784,573
Turkiye Halk Bankasi AS (Turkey)†(f)	3.875%	2/5/2020	14,107	13,915,582
Turkiye Halk Bankasi AS (Turkey)†(f)	4.75%	6/4/2019	32,806	33,221,127
Turkiye Vakiflar Bankasi TAO (Turkey)†(f)	3.75%	4/15/2018	6,700	6,717,916
Turkiye Vakiflar Bankasi TAO (Turkey)†(f)	5.625%	5/30/2022	23,009	23,606,912
UBS AG	1.80%	3/26/2018	49,232	49,317,133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

UBS Group Funding Switzerland AG (Switzerland)†(f)	2.534%(3 Mo. LIBOR + 1.22%) #	5/23/2023	$37,578	$38,163,310
UBS Group Funding Switzerland AG (Switzerland)†(f)	2.65%	2/1/2022	28,944	28,968,055
Wells Fargo & Co.	2.239%(3 Mo. LIBOR + .93%) #	2/11/2022	32,432	32,688,964
Wells Fargo & Co.	2.55%	12/7/2020	6,850	6,948,970
Wells Fargo & Co.	3.069%	1/24/2023	70,995	72,600,019
Wilmington Trust Corp.	8.50%	4/2/2018	10,931	11,336,524
Total				3,975,236,562

Beverages 0.04%

Abi Sab Group Holding Ltd. (United Kingdom)†(f)	6.50%	7/15/2018	3,273	3,410,322
Beam Suntory, Inc.	1.75%	6/15/2018	811	810,463
Cott Beverages, Inc.	5.375%	7/1/2022	10,598	11,048,415
Total				15,269,200

Biotechnology Research & Production 0.00%

Baxalta, Inc.	2.067%(3 Mo. LIBOR + .78%) #	6/22/2018	350	351,434

Building Materials 0.31%

Atrium Windows & Doors, Inc.†	7.75%	5/1/2019	9,370	9,533,975
Cemex SAB de CV (Mexico)†(f)	6.054%(3 Mo. LIBOR + 4.75%) #	10/15/2018	12,000	12,415,200
CPG Merger Sub LLC†	8.00%	10/1/2021	28,304	29,506,920
Fortune Brands Home & Security, Inc.	3.00%	6/15/2020	14,469	14,683,044
Johnson Controls International plc	5.00%	3/30/2020	225	240,833
Martin Marietta Materials, Inc.	1.965%(3 Mo. LIBOR + .65%) #	5/22/2020	7,797	7,820,597
Martin Marietta Materials, Inc.	6.60%	4/15/2018	22,573	23,205,473
Ply Gem Industries, Inc.	6.50%	2/1/2022	19,035	19,939,162
Standard Industries, Inc.†	5.125%	2/15/2021	5,477	5,682,388
Summit Materials LLC/Summit Materials Finance Corp.	8.50%	4/15/2022	930	1,053,225
Vulcan Materials Co.	7.50%	6/15/2021	6,693	7,903,938
Total				131,984,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.55%

APX Group, Inc.	8.75%	12/1/2020	$63,906	$65,982,945
Ashtead Capital, Inc.†	6.50%	7/15/2022	14,039	14,538,788
Chicago Parking Meters LLC†	5.489%	12/30/2020	23,509	24,423,665
ERAC USA Finance LLC†	6.375%	10/15/2017	1,803	1,812,209
HPHT Finance 15 Ltd.†	2.25%	3/17/2018	17,700	17,703,451
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	23,235	25,732,762
Sotheby’s†	5.25%	10/1/2022	938	967,313
United Rentals North America, Inc.	7.625%	4/15/2022	4,909	5,132,360
Verisk Analytics, Inc.	4.875%	1/15/2019	2,330	2,420,194
Western Union Co. (The)	2.875%	12/10/2017	41,124	41,238,765
Western Union Co. (The)	3.35%	5/22/2019	24,500	24,907,958
Western Union Co. (The)	3.65%	8/22/2018	6,934	7,060,134
Total				231,920,544

Chemicals 0.83%

Blue Cube Spinco, Inc.	9.75%	10/15/2023	49,276	59,993,530
Celanese US Holdings LLC	5.875%	6/15/2021	48,462	54,273,374
Equate Petrochemical BV (Netherlands)†(f)	3.00%	3/3/2022	11,400	11,382,102
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	9,734	10,975,085
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%	1/15/2021	19,258	20,028,320
Westlake Chemical Corp.	4.625%	2/15/2021	47,109	48,757,815
Westlake Chemical Corp.	4.875%	5/15/2023	71,392	74,604,640
Yara International ASA (Norway)†(f)	7.875%	6/11/2019	62,638	68,419,918
Total				348,434,784

Coal 0.02%

Peabody Energy Corp.†	6.00%	3/31/2022	7,574	7,791,753

Computer Hardware 0.85%

Dell International LLC/EMC Corp.†	3.48%	6/1/2019	116,188	118,794,757
Dell International LLC/EMC Corp.†	4.42%	6/15/2021	97,879	103,228,684
Dell International LLC/EMC Corp.†	5.875%	6/15/2021	19,126	20,100,469
Everi Payments, Inc.	10.00%	1/15/2022	30,777	33,816,229
Hewlett Packard Enterprise Co.	3.041%(3 Mo. LIBOR + 1.74%) #	10/5/2017	5,164	5,169,234
Hewlett Packard Enterprise Co.	3.231%(3 Mo. LIBOR + 1.93%) #	10/5/2018	700	711,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware (continued)

Western Digital Corp.†	7.375%	4/1/2023	$13,236	$14,543,055
Western Digital Corp.	10.50%	4/1/2024	49,465	58,801,519
Total				355,165,935

Computer Software 0.77%

Activision Blizzard, Inc.†	6.125%	9/15/2023	70,452	75,725,973
Dun & Bradstreet Corp. (The)	3.50%	12/1/2017	38,936	39,115,147
Dun & Bradstreet Corp. (The)	4.25%	6/15/2020	2,208	2,290,047
First Data Corp.†	5.75%	1/15/2024	29,240	30,856,972
First Data Corp.†	7.00%	12/1/2023	44,928	48,522,240
Solera LLC/Solera Finance, Inc. †	10.50%	3/1/2024	44,059	50,392,481
VMware, Inc.	2.30%	8/21/2020	27,856	27,920,924
VMware, Inc.	2.95%	8/21/2022	46,689	46,861,595
Total				321,685,379

Construction/Homebuilding 0.19%

Brookfield Residential Properties, Inc. (Canada)†(f)	6.50%	12/15/2020	44,614	45,952,420
Century Communities, Inc.	6.875%	5/15/2022	13,770	14,596,200
D.R. Horton, Inc.	3.625%	2/15/2018	1,050	1,053,209
D.R. Horton, Inc.	3.75%	3/1/2019	400	408,711
D.R. Horton, Inc.	4.00%	2/15/2020	500	520,653
M/I Homes, Inc.	6.75%	1/15/2021	2,739	2,875,950
William Lyon Homes, Inc.	5.75%	4/15/2019	1,890	1,923,075
William Lyon Homes, Inc.	7.00%	8/15/2022	11,632	12,097,280
Total				79,427,498

Containers 0.06%

Packaging Corp. of America	6.50%	3/15/2018	6,280	6,432,618
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	16,553	17,008,598
WestRock RKT Co.	4.45%	3/1/2019	1,280	1,325,913
Total				24,767,129

Drugs 0.57%

Bayer US Finance LLC†	2.375%	10/8/2019	18,242	18,391,122
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	10,743	11,924,730
Mylan NV	3.15%	6/15/2021	24,111	24,475,072
Mylan NV	3.75%	12/15/2020	20,100	20,830,881
Mylan, Inc.	2.55%	3/28/2019	37,859	38,053,093
Mylan, Inc.	2.60%	6/24/2018	25,642	25,794,570
Nature’s Bounty Co. (The)†	7.625%	5/15/2021	14,769	15,802,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)

Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(f)	1.40%	7/20/2018	$28,472	$28,267,925
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(f)	1.70%	7/19/2019	28,375	27,743,221
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(f)	2.20%	7/21/2021	27,682	26,368,104
Total				237,651,548

Electric: Power 1.70%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(f)	2.50%	1/12/2018	48,796	48,884,613
Cleveland Electric Illuminating Co. (The)	7.88%	11/1/2017	1,000	1,008,899
Dominion Energy, Inc.	2.962%	7/1/2019	20,921	21,253,615
Dominion Energy, Inc.	4.104%	4/1/2021	60,806	63,964,339
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	15,388	17,449,787
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	22,502	25,236,567
E. ON International Finance BV (Netherlands)†(f)	5.80%	4/30/2018	10,000	10,250,610
Enel Finance International NV (Netherlands)†(f)	2.875%	5/25/2022	85,202	86,052,284
Enel Finance International NV (Netherlands)†(f)	6.25%	9/15/2017	3,475	3,479,019
Eversource Energy	2.50%	3/15/2021	14,322	14,444,348
Exelon Generation Co. LLC	3.40%	3/15/2022	32,958	34,034,627
Exelon Generation Co. LLC	4.25%	6/15/2022	1,921	2,047,022
Exelon Generation Co. LLC	5.20%	10/1/2019	6,153	6,560,843
Exelon Generation Co. LLC	6.20%	10/1/2017	10,601	10,634,280
FirstEnergy Corp.	2.85%	7/15/2022	14,023	14,085,899
Inkia Energy Ltd. (Peru)†(f)	8.375%	4/4/2021	4,193	4,329,692
Jersey Central Power & Light Co.	7.35%	2/1/2019	4,202	4,497,931
Metropolitan Edison Co.	7.70%	1/15/2019	17,918	19,224,974
Ohio Power Co.	6.05%	5/1/2018	3,325	3,415,820
Oklahoma Gas & Electric Co.	8.25%	1/15/2019	4,373	4,728,517
Origin Energy Finance Ltd. (Australia)†(f)	3.50%	10/9/2018	87,845	88,922,894
Origin Energy Finance Ltd. (Australia)†(f)	5.45%	10/14/2021	4,000	4,369,165
Pennsylvania Electric Co.	5.20%	4/1/2020	2,070	2,213,617
Pennsylvania Electric Co.	6.05%	9/1/2017	5,304	5,304,000
PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(f)	7.25%	12/15/2017	15,590	15,805,662
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(f)	5.375%	5/1/2021	28,779	31,390,073
PSEG Power LLC	2.45%	11/15/2018	1,598	1,609,497
PSEG Power LLC	4.15%	9/15/2021	1,165	1,236,285
PSEG Power LLC	5.125%	4/15/2020	2,491	2,679,276
Public Service Co. of New Mexico	7.95%	5/15/2018	25,541	26,598,856
Puget Energy, Inc.	6.00%	9/1/2021	30,263	34,202,300
SCANA Corp.	4.125%	2/1/2022	22,999	23,945,335
SCANA Corp.	6.25%	4/1/2020	5,655	6,152,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

State Grid Overseas Investment 2016 Ltd.†	2.25%	5/4/2020	$56,020	$56,053,005
TECO Finance, Inc.	5.15%	3/15/2020	9,316	9,957,441
TransAlta Corp. (Canada)(f)	6.90%	5/15/2018	8,752	9,013,419
Total				715,037,185

Electrical Equipment 0.65%

Broadcom Corp./Broadcom Cayman Finance Ltd.†	2.375%	1/15/2020	9,466	9,533,720
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.00%	1/15/2022	33,115	33,662,480
Micron Technology, Inc.	7.50%	9/15/2023	79,996	88,895,555
NXP BV/NXP Funding LLC (Netherlands)†(f)	4.125%	6/1/2021	79,955	83,832,817
NXP BV/NXP Funding LLC (Netherlands)†(f)	5.75%	3/15/2023	55,423	57,986,314
Total				273,910,886

Electronics 0.33%

Arrow Electronics, Inc.	3.00%	3/1/2018	7,221	7,264,172
Ingram Micro, Inc.	5.25%	9/1/2017	68,677	68,677,000
Jabil, Inc.	8.25%	3/15/2018	26,185	27,101,475
PerkinElmer, Inc.	5.00%	11/15/2021	8,345	9,133,045
Tech Data Corp.	3.70%	2/15/2022	24,741	25,328,982
Total				137,504,674

Entertainment 0.47%

Churchill Downs, Inc.	5.375%	12/15/2021	55,761	57,762,820
Eldorado Resorts, Inc.	7.00%	8/1/2023	8,857	9,554,489
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	6.125%	8/15/2021	7,221	7,311,263
Scientific Games International, Inc.	6.25%	9/1/2020	4,685	4,731,850
Scientific Games International, Inc.	6.625%	5/15/2021	5,687	5,914,480
Scientific Games International, Inc.	10.00%	12/1/2022	59,084	65,952,515
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	10,013	10,163,195
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	25,052	26,288,942
WMG Acquisition Corp.†	5.625%	4/15/2022	3,005	3,140,225
WMG Acquisition Corp.†	6.75%	4/15/2022	7,263	7,644,307
Total				198,464,086

Financial Services 1.83%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(f)	3.75%	5/15/2019	9,612	9,865,130
Bear Stearns Cos. LLC (The)	7.25%	2/1/2018	114,246	116,798,660
Discover Financial Services	5.20%	4/27/2022	6,034	6,614,834
E*TRADE Financial Corp.	2.95%	8/24/2022	14,004	14,090,902
International Lease Finance Corp.	5.875%	4/1/2019	45,062	47,712,967
International Lease Finance Corp.	6.25%	5/15/2019	61,039	65,148,552

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

International Lease Finance Corp.†	7.125%	9/1/2018	$80,955	$85,019,930
International Lease Finance Corp.	8.25%	12/15/2020	22,118	25,956,516
International Lease Finance Corp.	8.625%	1/15/2022	1,685	2,079,280
Jefferies Group LLC	8.50%	7/15/2019	118,123	131,075,480
Lazard Group LLC	4.25%	11/14/2020	22,245	23,641,817
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	21,232	21,736,260
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	41,450	42,859,300
Navient Corp.	4.875%	6/17/2019	26,013	26,955,971
Navient Corp.	5.00%	10/26/2020	48,149	49,533,284
Navient Corp.	5.50%	1/15/2019	41,437	43,003,319
Navient Corp.	8.00%	3/25/2020	9,552	10,566,900
Raymond James Financial, Inc.	8.60%	8/15/2019	22,318	25,200,011
Synchrony Financial	2.60%	1/15/2019	15,254	15,367,656
Synchrony Financial	3.00%	8/15/2019	1,075	1,091,071
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	5,395	5,610,800
Total				769,928,640

Food 0.76%

Bumble Bee Holdco SCA PIK 10.375% (Luxembourg)†(f)	9.625%	3/15/2018	21,556	21,601,518
Bumble Bee Holdings, Inc.†	9.00%	12/15/2017	13,238	13,263,303
Dean Foods Co.†	6.50%	3/15/2023	43,194	44,057,880
JBS USA LUX SA/JBS USA Finance, Inc. †	7.25%	6/1/2021	109,608	112,852,397
JBS USA LUX SA/JBS USA Finance, Inc.†	8.25%	2/1/2020	60,116	61,318,320
McCormick & Co., Inc.	2.70%	8/15/2022	14,005	14,132,591
Smithfield Foods, Inc.†	2.70%	1/31/2020	14,175	14,288,780
Smithfield Foods, Inc.†	3.35%	2/1/2022	8,461	8,615,922
Want Want China Finance Ltd. (China)†(f)	1.875%	5/14/2018	28,822	28,777,651
Total				318,908,362

Health Care Products 0.22%

Alere, Inc.†	6.375%	7/1/2023	18,990	20,366,775
Life Technologies Corp.	5.00%	1/15/2021	39,103	42,102,820
Life Technologies Corp.	6.00%	3/1/2020	24,512	26,729,121
Zimmer Biomet Holdings, Inc.	4.625%	11/30/2019	1,500	1,579,969
Total				90,778,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.25%

Acadia Healthcare Co., Inc.	6.125%	3/15/2021	$15,230	$15,534,600
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	48,533	48,557,266
Universal Health Services, Inc.†	3.75%	8/1/2019	15,367	15,794,971
Universal Health Services, Inc.†	4.75%	8/1/2022	23,182	23,993,370
Total				103,880,207

Insurance 0.20%

CNA Financial Corp.	5.875%	8/15/2020	9,696	10,688,413
CNA Financial Corp.	6.95%	1/15/2018	1,005	1,023,798
HUB International Ltd.†	7.875%	10/1/2021	11,411	11,892,544
Lincoln National Corp.	7.00%	3/15/2018	733	753,184
Lincoln National Corp.	8.75%	7/1/2019	5,841	6,534,412
Protective Life Corp.	7.375%	10/15/2019	12,708	14,038,524
Willis North America, Inc.	7.00%	9/29/2019	33,959	37,179,978
Total				82,110,853

Leasing 0.03%

DAE Funding LLC (United Arab Emirates)†(f)	4.00%	8/1/2020	14,012	14,187,150

Leisure 0.17%

LTF Merger Sub, Inc.†	8.50%	6/15/2023	18,711	19,927,215
NCL Corp. Ltd.†	4.75%	12/15/2021	14,068	14,613,135
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	14,025	15,644,168
Viking Cruises Ltd.†	8.50%	10/15/2022	21,270	22,333,500
Total				72,518,018

Lodging 0.41%

Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	89,487	95,303,655
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	3,940	4,260,125
Golden Nugget, Inc.†	8.50%	12/1/2021	35,622	37,403,100
Hyatt Hotels Corp.†	6.875%	8/15/2019	5,035	5,480,106
Playa Resorts Holding BV (Netherlands)†(f)	8.00%	8/15/2020	886	928,085
Station Casinos LLC	7.50%	3/1/2021	17,997	18,716,880
Wyndham Worldwide Corp.	2.50%	3/1/2018	9,103	9,128,346
Total				171,220,297

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Agricultural 0.39%

BAT Capital Corp.†	2.297%	8/14/2020		$37,148	$37,316,363
BAT Capital Corp.†	2.764%	8/15/2022		27,861	28,048,045
BAT International Finance plc (United Kingdom)†(f)	1.85%	6/15/2018		6,355	6,356,844
Bunge Ltd. Finance Corp.	8.50%	6/15/2019		1,080	1,200,492
Imperial Brands Finance plc (United Kingdom)†(f)	2.05%	2/11/2018		8,850	8,852,261
Viterra, Inc. (Canada)†(f)	5.95%	8/1/2020		73,339	79,910,095
Total					161,684,100

Machinery: Industrial/Specialty 0.06%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019		14,515	14,950,450
Kennametal, Inc.	2.65%	11/1/2019		9,837	9,908,328
Total					24,858,778

Manufacturing 0.06%

American Outdoor Brands Corp.†	5.00%	7/15/2018		2,100	2,089,500
Pentair Finance SA (Luxembourg)(f)	1.875%	9/15/2017		5,681	5,681,181
Pentair Finance SA (Luxembourg)(f)	2.65%	12/1/2019		2,250	2,269,366
Pentair Finance SA (Luxembourg)(f)	2.90%	9/15/2018		15,234	15,372,997
Total					25,413,044

Media 1.30%

Altice Financing SA (Luxembourg)†(f)	6.625%	2/15/2023		37,092	39,317,520
Clear Channel Worldwide Holdings, Inc.	7.625%	3/15/2020		70,525	70,525,000
Cox Communications, Inc.†	3.25%	12/15/2022		34,466	34,991,075
CSC Holdings LLC†	10.125%	1/15/2023		48,591	56,411,721
NBCUniversal Enterprise, Inc.†	5.25%	—	(g)	97,972	104,095,250
SFR Group SA (France)†(f)	6.00%	5/15/2022		46,550	48,935,688
Sky plc (United Kingdom)†(f)	6.10%	2/15/2018		12,975	13,232,899
Sky plc (United Kingdom)†(f)	9.50%	11/15/2018		15,972	17,356,871
Time Warner Cable LLC	8.25%	4/1/2019		28,045	30,649,263
Time Warner Cable LLC	8.75%	2/14/2019		25,144	27,466,876
Univision Communications, Inc.†	6.75%	9/15/2022		25,482	26,463,057
Viacom, Inc.	2.75%	12/15/2019		9,669	9,775,892
Viacom, Inc.	5.625%	9/15/2019		3,000	3,202,533
Virgin Media Finance plc (United Kingdom)†(f)	6.375%	4/15/2023		23,572	24,809,530
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020		35,952	37,075,500
Total					544,308,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metal Fabricating 0.04%

Zekelman Industries, Inc.†	9.875%	6/15/2023	$16,848	$18,911,880

Metals & Minerals: Miscellaneous 1.52%

Anglo American Capital plc (United Kingdom)†(f)	3.625%	5/14/2020	8,402	8,619,696
Anglo American Capital plc (United Kingdom)†(f)	4.125%	4/15/2021	27,922	29,003,977
Anglo American Capital plc (United Kingdom)†(f)	4.45%	9/27/2020	1,550	1,631,375
Ausdrill Finance Pty Ltd. (Australia)†(f)	6.875%	11/1/2019	15,986	16,345,685
Century Aluminum Co.†	7.50%	6/1/2021	13,903	14,285,333
Eldorado Gold Corp. (Canada)†(f)	6.125%	12/15/2020	24,269	24,815,052
FMG Resources (August 2006) Pty Ltd. (Australia)†(f)	9.75%	3/1/2022	165,000	187,275,000
Freeport-McMoRan, Inc.	6.50%	11/15/2020	17,684	18,126,100
Glencore Finance Canada Ltd. (Canada)†(f)	2.70%	10/25/2017	169,636	169,933,711
Glencore Finance Canada Ltd. (Canada)†(f)	4.25%	10/25/2022	38,901	40,939,895
Glencore Finance Canada Ltd. (Canada)†(f)	4.95%	11/15/2021	12,290	13,325,185
Goldcorp, Inc. (Canada)(f)	2.125%	3/15/2018	12,757	12,789,985
Goldcorp, Inc. (Canada)(f)	3.625%	6/9/2021	57,484	59,981,740
Hecla Mining Co.	6.875%	5/1/2021	19,499	20,215,393
Hudbay Minerals, Inc. (Canada)†(f)	7.25%	1/15/2023	18,419	19,892,520
Total				637,180,647

Natural Gas 0.08%

CenterPoint Energy Resources Corp.	4.50%	1/15/2021	20,520	21,764,842
CenterPoint Energy Resources Corp.	6.00%	5/15/2018	1,250	1,286,855
National Fuel Gas Co.	4.90%	12/1/2021	1,740	1,869,427
National Fuel Gas Co.	6.50%	4/15/2018	5,777	5,944,851
NiSource Finance Corp.	6.80%	1/15/2019	403	428,814
Sempra Energy	6.15%	6/15/2018	1,555	1,607,642
Total				32,902,431

Oil 4.16%

Afren plc (United Kingdom)†(d)(f)	6.625%	12/9/2020	8,099	42,117
Afren plc (United Kingdom)†(d)(f)	10.25%	4/8/2019	11,027	57,340
Afren plc (United Kingdom)†(d)(f)	11.50%	2/1/2016	16,833	87,532
Anadarko Holding Co.	7.05%	5/15/2018	16,535	17,072,200
Anadarko Petroleum Corp.	4.85%	3/15/2021	29,430	31,308,253
Atwood Oceanics, Inc.	6.50%	2/1/2020	18,709	18,358,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Bill Barrett Corp.	7.00%	10/15/2022	$3,044	$2,648,280
Canadian Natural Resources Ltd. (Canada)(f)	2.95%	1/15/2023	53,793	53,957,560
Canadian Oil Sands Ltd. (Canada)†(f)	7.75%	5/15/2019	10,299	11,133,553
Canadian Oil Sands Ltd. (Canada)†(f)	9.40%	9/1/2021	2,210	2,696,901
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	7,948	7,749,300
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	74,053	75,348,927
Cenovus Energy, Inc. (Canada)(f)	5.70%	10/15/2019	4,450	4,679,721
CNOOC Finance 2013 Ltd. (Hong Kong)(f)	1.75%	5/9/2018	35,640	35,620,255
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(f)	2.625%	5/5/2020	41,367	41,662,733
Concho Resources, Inc.	5.50%	10/1/2022	39,154	40,353,091
Concho Resources, Inc.	5.50%	4/1/2023	108,270	111,585,769
Continental Resources, Inc.	5.00%	9/15/2022	38,772	39,111,255
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	16,415	16,804,856
Denbury Resources, Inc.	5.50%	5/1/2022	15,184	7,022,600
Devon Energy Corp.	2.25%	12/15/2018	12,385	12,291,977
Devon Energy Corp.	4.00%	7/15/2021	11,944	12,470,640
Devon Energy Corp.	6.30%	1/15/2019	4,699	4,915,858
Eclipse Resources Corp.	8.875%	7/15/2023	27,941	28,080,705
Encana Corp. (Canada)(f)	3.90%	11/15/2021	30,250	31,190,791
Encana Corp. (Canada)(f)	6.50%	5/15/2019	91,259	97,636,747
Endeavor Energy Resources LP/EER Finance, Inc.†	7.00%	8/15/2021	47,928	49,665,390
Endeavor Energy Resources LP/EER Finance, Inc.†	8.125%	9/15/2023	11,598	12,409,860
Eni SpA (Italy)†(f)	4.15%	10/1/2020	25,556	26,718,924
KazMunayGas National Co. JSC (Kazakhstan)†(f)	9.125%	7/2/2018	71,128	75,116,645
Laredo Petroleum, Inc.	7.375%	5/1/2022	35,488	36,597,000
Lukoil International Finance BV (Netherlands)†(f)	3.416%	4/24/2018	56,420	56,888,286
Matador Resources Co.	6.875%	4/15/2023	32,345	33,800,525
Newfield Exploration Co.	5.75%	1/30/2022	33,695	35,716,700
Nexen Energy ULC (Canada)(f)	6.20%	7/30/2019	8,005	8,564,117
Noble Energy, Inc.	5.625%	5/1/2021	48,829	50,146,396
OGX Austria GmbH (Brazil)†(d)(f)	8.50%	6/1/2018	31,150	623
PDC Energy, Inc.	7.75%	10/15/2022	19,171	19,961,804
Permian Resources LLC†	13.00%	11/30/2020	16,446	19,077,360
Petrobras Global Finance BV (Netherlands)(f)	6.125%	1/17/2022	21,967	23,339,938
Petroleos Mexicanos (Mexico)(f)	3.125%	1/23/2019	22,107	22,394,391
Petroleos Mexicanos (Mexico)(f)	5.50%	2/4/2019	84,281	88,326,488
Petroleos Mexicanos (Mexico)(f)	8.00%	5/3/2019	25,819	28,336,353
Phillips 66†	1.954%(3 Mo. LIBOR + .65%) #	4/15/2019	12,650	12,662,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Pioneer Natural Resources Co.	3.45%	1/15/2021	$18,560	$19,201,123
Pioneer Natural Resources Co.	3.95%	7/15/2022	10,990	11,607,358
Pioneer Natural Resources Co.	6.875%	5/1/2018	27,494	28,382,824
Pioneer Natural Resources Co.	7.50%	1/15/2020	12,023	13,448,413
Precision Drilling Corp. (Canada)(f)	6.625%	11/15/2020	29,756	29,384,224
Range Resources Corp.†	5.75%	6/1/2021	36,737	37,655,425
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(f)	6.75%	9/30/2019	13,425	14,533,251
Resolute Energy Corp.	8.50%	5/1/2020	31,155	31,232,887
Rice Energy, Inc.	6.25%	5/1/2022	59,877	62,346,926
Rice Energy, Inc.	7.25%	5/1/2023	22,934	24,625,383
RSP Permian, Inc.	6.625%	10/1/2022	5,963	6,208,974
Sanchez Energy Corp.	6.125%	1/15/2023	18,662	14,323,085
Seven Generations Energy Ltd. (Canada)†(f)	6.875%	6/30/2023	11,308	11,816,860
Seven Generations Energy Ltd. (Canada)†(f)	8.25%	5/15/2020	30,100	31,454,500
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	24,600	24,724,033
SM Energy Co.	6.50%	11/15/2021	48,736	47,334,840
SM Energy Co.	6.50%	1/1/2023	9,831	9,462,338
Statoil ASA (Norway)†(f)	7.875%	12/9/2022	10,000	12,486,499
Western Refining Logistics LP/WNRL Finance Corp.	7.50%	2/15/2023	2,821	3,046,680
YPF SA (Argentina)	8.815%(3 Mo. LIBOR + 7.50%)	8/15/2018	8,824	9,088,235
Total				1,745,974,571

Oil: Crude Producers 4.00%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	13,913	14,173,869
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	71,362	73,904,271
Boardwalk Pipelines LP	5.20%	6/1/2018	11,260	11,493,914
Buckeye Partners LP	2.65%	11/15/2018	45,207	45,463,190
Buckeye Partners LP	4.875%	2/1/2021	8,850	9,423,817
Buckeye Partners LP	5.50%	8/15/2019	6,323	6,680,228
Buckeye Partners LP	6.05%	1/15/2018	40,122	40,720,374
Columbia Pipeline Group, Inc.	2.45%	6/1/2018	24,431	24,521,339
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	43,974	45,263,772
DCP Midstream Operating LP†	9.75%	3/15/2019	36,058	39,799,018
Enbridge Energy LP	7.00%	10/1/2018	2,750	2,873,992
Enbridge Energy Partners LP	5.20%	3/15/2020	12,994	13,828,012
Enbridge Energy Partners LP	6.50%	4/15/2018	19,017	19,542,294
Enbridge Energy Partners LP	9.875%	3/1/2019	77,231	85,903,549
Energy Transfer LP	4.15%	10/1/2020	975	1,018,156
Energy Transfer LP	9.00%	4/15/2019	98,113	108,697,363
Energy Transfer LP	9.70%	3/15/2019	51,882	57,668,771
Florida Gas Transmission Co. LLC†	3.875%	7/15/2022	1,284	1,345,508
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	13,759	14,891,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	$29,365	$32,110,720
Gulf South Pipeline Co. LP	4.00%	6/15/2022	4,579	4,704,753
Kinder Morgan Energy Partners LP	5.30%	9/15/2020	7,956	8,588,314
Kinder Morgan Energy Partners LP	5.80%	3/1/2021	61,669	68,116,518
Kinder Morgan Energy Partners LP	5.95%	2/15/2018	55,503	56,506,801
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	15,763	17,318,830
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	295	326,093
Kinder Morgan Energy Partners LP	9.00%	2/1/2019	5,750	6,288,236
Kinder Morgan, Inc.	2.00%	12/1/2017	3,500	3,502,079
Kinder Morgan, Inc.†	5.00%	2/15/2021	16,898	18,143,725
Kinder Morgan, Inc.	7.25%	6/1/2018	61,509	63,884,671
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	50,957	54,651,382
MPLX LP	5.50%	2/15/2023	182,593	188,310,865
NGPL PipeCo LLC†	4.375%	8/15/2022	7,197	7,412,910
ONEOK Partners LP	3.20%	9/15/2018	22,874	23,142,632
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	19,692	20,441,848
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	72,819	75,367,665
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	103,992	106,591,800
Rockies Express Pipeline LLC†	6.00%	1/15/2019	20,795	21,600,806
Rockies Express Pipeline LLC†	6.85%	7/15/2018	9,595	9,978,800
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	185,910	201,416,857
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	9,740	10,996,392
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.	4.40%	6/15/2021	750	793,508
Spectra Energy Capital LLC	6.20%	4/15/2018	2,935	3,008,563
Spectra Energy Partners LP	2.95%	9/25/2018	2,000	2,020,734
Spectra Energy Partners LP	4.60%	6/15/2021	11,957	12,726,498
Texas Eastern Transmission LP†	2.80%	10/15/2022	5,090	5,078,688
Texas Eastern Transmission LP†	4.125%	12/1/2020	18,365	19,216,746
Texas Gas Transmission LLC†	4.50%	2/1/2021	11,772	12,361,895
TransCanada PipeLines Ltd. (Canada)(f)	6.50%	8/15/2018	1,205	1,259,881
TransCanada PipeLines Ltd. (Canada)(f)	7.125%	1/15/2019	400	428,083
Western Gas Partners LP	2.60%	8/15/2018	3,141	3,153,260
Total				1,676,663,904

Oil: Integrated Domestic 0.51%

National Oilwell Varco, Inc.	1.35%	12/1/2017	35,749	35,712,941
National Oilwell Varco, Inc.	2.60%	12/1/2022	29,914	29,299,918
SESI LLC	6.375%	5/1/2019	53,703	53,778,184
SESI LLC	7.125%	12/15/2021	27,774	28,051,740
TechnipFMC plc (United Kingdom)†(f)	3.45%	10/1/2022	1,387	1,392,397
Weatherford International Ltd.	9.625%	3/1/2019	60,199	64,713,925
Total				212,949,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 0.00%

International Paper Co.	9.375%	5/15/2019	$1,302	$1,459,704

Real Estate Investment Trusts 1.68%

Brixmor Operating Partnership LP	3.875%	8/15/2022	20,388	21,103,319
CBRE Services, Inc.	5.00%	3/15/2023	45,973	47,818,132
DDR Corp.	3.50%	1/15/2021	11,910	12,141,878
DDR Corp.	4.625%	7/15/2022	4,651	4,928,624
DDR Corp.	7.50%	7/15/2018	9,695	10,130,622
DDR Corp.	7.875%	9/1/2020	29,658	34,762,012
Digital Realty Trust LP	3.40%	10/1/2020	9,650	9,995,104
Digital Realty Trust LP	5.875%	2/1/2020	78,189	84,465,222
DuPont Fabros Technology LP	5.875%	9/15/2021	2,475	2,558,643
EPR Properties	7.75%	7/15/2020	71,321	80,911,755
First Industrial LP	7.50%	12/1/2017	3,950	4,002,825
HCP, Inc.	2.625%	2/1/2020	12,923	13,063,614
HCP, Inc.	3.75%	2/1/2019	33,205	33,879,486
HCP, Inc.	4.00%	12/1/2022	9,349	9,943,782
HCP, Inc.	5.375%	2/1/2021	2,618	2,859,209
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	22,899	25,313,616
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	7,793	7,903,453
Healthcare Trust of America Holdings LP	3.375%	7/15/2021	260	268,524
Hospitality Properties Trust	6.70%	1/15/2018	5,210	5,229,626
Kilroy Realty LP	4.80%	7/15/2018	22,323	22,781,632
Kilroy Realty LP	6.625%	6/1/2020	17,751	19,695,618
National Retail Properties, Inc.	6.875%	10/15/2017	1,925	1,935,438
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(f)	3.125%	3/20/2022	37,590	38,607,790
Regency Centers LP	4.80%	4/15/2021	2,889	3,097,852
Senior Housing Properties Trust	3.25%	5/1/2019	390	395,198
SL Green Realty Corp.	5.00%	8/15/2018	11,525	11,782,357
SL Green Realty Corp.	7.75%	3/15/2020	36,225	40,549,165
VEREIT Operating Partnership LP	3.00%	2/6/2019	106,720	108,061,606
VEREIT Operating Partnership LP	4.125%	6/1/2021	12,830	13,484,315
Welltower, Inc.	2.25%	3/15/2018	1,784	1,787,273
Welltower, Inc.	4.125%	4/1/2019	8,628	8,887,013
Welltower, Inc.	4.70%	9/15/2017	2,340	2,341,830
Weyerhaeuser Co.	4.70%	3/15/2021	14,458	15,486,076
Weyerhaeuser Co.	7.375%	10/1/2019	5,227	5,787,564
Total				705,960,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.35%

Best Buy Co., Inc.	5.00%	8/1/2018	$4,922	$5,062,415
Coach, Inc.	3.00%	7/15/2022	18,693	18,700,689
Marks & Spencer plc (United Kingdom)†(f)	6.25%	12/1/2017	17,020	17,187,642
PVH Corp.	4.50%	12/15/2022	23,515	24,243,965
Rite Aid Corp.	6.75%	6/15/2021	78,055	81,177,200
Total				146,371,911

Savings & Loan 0.04%

People’s United Financial, Inc.	3.65%	12/6/2022	18,059	18,719,388

Steel 0.30%

BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(f)	6.50%	5/15/2021	26,566	28,019,160
GTL Trade Finance, Inc.†	7.25%	10/20/2017	4,226	4,251,356
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%	5/1/2022	30,381	31,520,288
U.S. Steel Corp.†	8.375%	7/1/2021	56,719	62,816,292
Total				126,607,096

Technology 0.49%

Baidu, Inc. (China)(f)	2.25%	11/28/2017	24,678	24,732,736
Baidu, Inc. (China)(f)	2.75%	6/9/2019	21,550	21,843,209
Baidu, Inc. (China)(f)	3.25%	8/6/2018	26,100	26,408,919
eBay, Inc.	1.791%(3 Mo. LIBOR + .48%) #	8/1/2019	500	501,688
Expedia, Inc.	7.456%	8/15/2018	51,996	54,732,647
Priceline Group, Inc. (The)	2.75%	3/15/2023	17,557	17,668,105
Tencent Holdings Ltd. (China)†(f)	3.375%	5/2/2019	32,546	33,308,038
TIBCO Software, Inc.†	11.375%	12/1/2021	17,896	19,623,859
VeriSign, Inc.	4.625%	5/1/2023	5,749	5,943,029
Total				204,762,230

Telecommunications 1.07%

BellSouth LLC†	4.285%	4/26/2021	190,775	193,749,922
Digicel Group Ltd. (Jamaica)†(f)	8.25%	9/30/2020	21,850	21,085,250
GCI, Inc.	6.75%	6/1/2021	18,664	19,153,930
GTH Finance BV (Netherlands)†(f)	6.25%	4/26/2020	9,400	9,991,307
Intelsat Jackson Holdings SA (Luxembourg)(f)	7.25%	10/15/2020	43,410	41,537,944
Level 3 Communications, Inc.	5.75%	12/1/2022	5,048	5,199,440
SK Telecom Co., Ltd. (South Korea)†(f)	2.125%	5/1/2018	9,401	9,409,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

Telenor ASA (Norway)(f)	1.75%	5/22/2018	$7,700	$7,701,078
Wind Acquisition Finance SA (Luxembourg)†(f)	4.75%	7/15/2020	27,727	28,142,905
Wind Acquisition Finance SA (Luxembourg)†(f)	6.50%	4/30/2020	29,925	31,122,000
Wind Acquisition Finance SA (Luxembourg)†(f)	7.375%	4/23/2021	60,457	62,896,138
Windstream Services LLC	7.75%	10/1/2021	23,947	19,097,732
Total				449,086,714

Textiles Products 0.05%

Springs Industries, Inc.	6.25%	6/1/2021	18,358	18,954,635

Transportation: Miscellaneous 0.08%

Asciano Finance Ltd. (Australia)†(f)	5.00%	4/7/2018	19,750	20,055,283
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	10,550	11,024,750
XPO Logistics, Inc.†	6.50%	6/15/2022	3,099	3,265,571
Total				34,345,604

Utilities 0.02%

United Utilities plc (United Kingdom)(f)	4.55%	6/19/2018	1,500	1,528,879
United Utilities plc (United Kingdom)(f)	5.375%	2/1/2019	8,484	8,852,817
Total				10,381,696
Total Corporate Bonds (cost $16,437,840,377)				16,531,761,389

FLOATING RATE LOANS(h) 3.67%

Aerospace/Defense 0.01%

Gol LuxCo S.A. Term Loan (Luxembourg)(f)	6.50%	8/31/2020	4,615	4,747,681

Business Services 0.06%

Neff Rental LLC 2nd Lien Closing DateTerm Loan	7.664%(3 Mo. LIBOR + 6.25%)	6/9/2021	16,420	16,495,411
Nord Anglia Education Finance LLC Initial Term Loan	4.702%(3 Mo. LIBOR + 3.50%)	3/31/2021	6,953	6,957,610	(a)(i)
Total				23,453,021

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Chemicals 0.31%

Celanese U.S. Holdings LLC Term Loan	2.736%(3 Mo. LIBOR + 1.50%)		7/15/2021		$46,521	$46,608,227	(a)(i)
FMC Corporation Term Loan A	2.489% - 2.546% (3 Mo. LIBOR + 1.25%)		4/21/2020		10,285	10,285,000	(a)(i)
Mosaic Company (The) Term Loan	2.481%(1 Mo. LIBOR + 1.25%)		11/18/2021		65,721	65,844,286	(a)(i)
Sherwin-Williams Company (The) Term Loan A	2.482%(1 Mo. LIBOR + 1.25%)		4/13/2021		6,542	6,541,500	(a)(i)
Total						129,279,013

Consumer Products 0.02%

Textron, Inc. Term Loan A	2.478%(1 Mo. LIBOR + 1.25%)		3/14/2019		9,662	9,659,005	(a)(i)

Containers 0.08%

Ball Corp. USD Term Loan A	2.989%(1 Mo. LIBOR + 1.75%)		3/18/2021		16,459	16,453,648	(a)(i)
Ball UK Aquisition Ltd. EUR Term Loan A(e)	1.75%(3 Mo. EURIBOR + 1.75%)		3/18/2021	EUR	6,072	7,287,373	(a)(i)
WestRock Co. Closing Date Term Loan	2.365%(1 Mo. LIBOR + 1.13%)		7/1/2020		$11,309	11,308,894	(a)(i)
Total						35,049,915

Drugs 0.04%

Teva Pharmaceutical Industries Ltd Term Loan B (Israel)(f)	—	(j)	11/16/2020		18,711	18,430,335	(a)(i)

Electric: Power 0.20%

FirstEnergy Corp. Term Loan	2.977%(1 Mo. LIBOR + 1.75%)		12/6/2021		84,386	84,069,552	(a)(i)

Electrical Equipment 0.19%

Analog Devices, Inc. 3 Year Term Loan	2.365%(1 Mo. LIBOR + 1.13%)		9/23/2019		80,388	80,387,640	(a)(i)

Electronics 0.05%

Keysight Technologies, Inc. Delayed Draw Term Loan	2.75%(1 Mo. LIBOR + 1.25%)		2/14/2020		21,284	21,350,111	(a)(i)

Food 0.04%

Amplify Snack Brands, Inc. Term Loan	6.74%(1 Mo. LIBOR + 5.50%)		9/2/2023		18,464	18,298,290

Gaming 0.16%

Seminole Tribe of Florida Term Loan B	3.456%(3 Mo. LIBOR + 2.00%)		7/8/2024		67,446	67,751,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.27%

Zimmer Biomet Holdings, Inc. Term Loan	2.489%(1 Mo. LIBOR + 1.25%)		9/30/2019	$65,348	$65,388,843	(a)(i)
Zimmer Holdings, Inc. Term Loan	2.604% - 2.613%(1 Mo. LIBOR + 1.38%)		5/29/2019	49,706	49,582,192
Total					114,971,035

Health Care Services 0.06%

Laboratory Corp. of America Holdings Term Loan	2.489%(3 Mo. LIBOR + 1.25%)		12/19/2019	23,705	23,734,674	(a)(i)

Household Equipment/Products 0.24%

Dell International LLC Term Loan A1	3.24%(1 Mo. LIBOR + 2.00%)		12/31/2018	873	875,127
Dell International LLC Term Loan A2	3.49%(1 Mo. LIBOR + 2.25%)		9/7/2021	100,421	100,682,859
Total					101,557,986

Lodging 0.10%

VML US Finance, LLC USD New Initial Term Loan	—	(j)	5/31/2022	42,050	41,629,500	(a)

Machinery: Industrial/Specialty 0.03%

Flowserve Corp. 2012 Term Loan	2.546%(3 Mo. LIBOR + 1.25%)		10/14/2020	12,114	12,099,232	(a)(i)

Manufacturing 0.15%

Tyco International Holding S.a.r.I. Term Loan (Luxembourg)(f)	2.96%(3 Mo. LIBOR + 1.75%)		3/2/2020	63,212	63,152,972

Media 0.17%

Charter Communications Operating, LLC Term Loan E1	3.24%(1 Mo. LIBOR + 2.00%)		7/1/2020	72,678	72,978,110

Metals & Minerals: Miscellaneous 0.07%

Fairmount Santrol, Inc. Tranche B2 New Term Loan	4.796%(3 Mo. LIBOR + 3.50%)		9/5/2019	28,546	27,582,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous 0.27%

Harris Corp. 3 Year Tranche Term Loan	2.74%(1 Mo. LIBOR + 1.50%)		3/16/2018	$3,627	$3,643,306	(a)(i)
Harris Corp. 5 Year Tranche Term Loan	2.74%(1 Mo. LIBOR + 1.50%)		3/16/2020	27,791	27,860,874	(a)(i)
Rockwell Collins, Inc. Term Loan	2.479%(1 Mo. LIBOR + 1.25%)		12/16/2019	81,166	81,267,332	(a)(i)
Total					112,771,512

Office Furniture & Business Equipment 0.06%

Eastman Chemical Company Term Loan	2.489%(1 Mo. LIBOR + 1.25%)		12/15/2021	24,326	24,265,584	(a)(i)

Oil 0.04%

Noble Energy, Inc. Initial Term Loan	2.447%(1 Wk. LIBOR + 1.25%)		1/6/2019	4,189	4,202,521	(a)(i)
Petroleos Mexicanos Term Loan (Mexico)(f)	—	(j)	2/14/2020	12,268	11,899,960	(a)(i)
Total					16,102,481

Oil: Crude Producers 0.14%

Buckeye Partners L.P. Delayed Draw Term Loan	2.59%(1 Mo. LIBOR + 1.35%)		9/30/2019	44,233	44,122,417	(a)(i)
ONEOK Partners, L.P. Term Loan	2.534%(1 Mo. LIBOR + 1.30%)		1/8/2019	14,549	14,549,398	(a)(i)
Total					58,671,815

Real Estate Investment Trusts 0.20%

American Tower Corporation Term Loan	2.49%(1 Mo. LIBOR + 1.25%)		1/31/2022	83,644	83,121,225	(a)(i)

Retail 0.54%

Bass Pro Group LLC 2015 New Term Loan	4.479%(1 Mo. LIBOR + 3.25%)		6/5/2020	54,489	54,318,848
Burlington Coat Factory Warehouse Corp. Term Loan B4	3.98%(1 Mo. LIBOR + 2.75%)		8/13/2021	46,165	46,396,002
P.F. Chang’s China Bistro, Inc. Borrowing Term Loan	4.484% - 6.50% (3 Mo. LIBOR + 3.25%)		7/2/2019	19,171	19,141,486	(a)(i)
PVH Corp. Tranche A Term Loan	2.728%(1 Mo. LIBOR + 1.50%)		5/19/2021	77,978	77,953,977
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	5.115%(1 Mo. LIBOR + 3.88%)		6/21/2021	26,982	27,167,501
Total					224,977,814

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Technology 0.02%

Symantec Corp. Term Loan A2	2.813%(2 Mo. LIBOR + 1.50%)		8/1/2019	$1,778	$1,774,666
Zayo Group, LLC 2017 Incremental Refinancing Term Loan B1	3.231%(1 Mo. LIBOR + 2.00%)		1/19/2021	7,245	7,256,181
Total					9,030,847

Telecommunications 0.15%

AT&T, Inc. Tranche A Advance Term Loan	2.21%(3 Mo. LIBOR + 1.00%)		3/2/2018	60,979	60,978,745	(a)(i)
Total Floating Rate Loans (cost $1,535,856,455)					1,540,102,365

FOREIGN GOVERNMENT OBLIGATIONS(f) 0.27%

Argentina 0.06%

Republic of Argentina	5.625%		1/26/2022	23,684	24,832,674

Dominican Republic 0.00%

Dominican Republic†	9.04%		1/23/2018	1,517	1,559,985

Indonesia 0.15%

Republic of Indonesia†	3.70%		1/8/2022	22,946	23,838,393
Republic of Indonesia†	3.75%		4/25/2022	37,400	38,864,808
Total					62,703,201

Qatar 0.06%

State of Qatar†	5.25%		1/20/2020	23,718	25,292,188
Total Foreign Government Obligations (cost $112,375,288)					114,388,048

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.67%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.69	%#(k)	10/25/2030	51,714	52,757,392
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.301	%#(k)	9/25/2044	4,165	4,229,747
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.169	%#(k)	11/25/2044	6,835	6,963,371
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.883	%#(k)	2/25/2045	6,800	6,897,716
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872	%#(k)	4/25/2045	32,745	33,513,771
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.872	%#(k)	4/25/2045	10,007	10,149,611
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.942	%#(k)	6/25/2047	11,400	11,690,034
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.563	%#(k)	8/25/2045	17,975	18,410,829
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.563	%#(k)	8/25/2045	20,300	20,555,138
Federal Home Loan Mortgage Corp. 2013-K502 C†	8.131	%#(k)	3/25/2045	651	649,484
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.481	%#(k)	5/25/2045	12,100	12,377,059
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.274	%#(k)	4/25/2046	35,440	36,176,457

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. 2014-K503 B†	3.078	%#(k)	10/25/2047	$38,988	$39,525,208
Federal Home Loan Mortgage Corp. K061 X1 IO	0.305	%#(k)	11/25/2026	574,770	9,193,223
Federal Home Loan Mortgage Corp. K503 X1 IO	0.62	%#(k)	8/25/2019	268,826	1,754,275
Federal Home Loan Mortgage Corp. K722 X1 IO	1.442	%#(k)	3/25/2023	203,961	12,102,759
Government National Mortgage Assoc. 2013-162 A	2.75	%#(k)	9/16/2046	11,202	11,139,285
Government National Mortgage Assoc. 2013-171 IO	0.944	%#(k)	6/16/2054	42,707	2,778,940
Government National Mortgage Assoc. 2013-193 IO	0.934	%#(k)	1/16/2055	92,530	6,127,356
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	39,341	39,335,327
Government National Mortgage Assoc. 2014-112 A	3.00	%#(k)	1/16/2048	20,711	20,992,005
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	16,034	15,991,789
Government National Mortgage Assoc. 2014-15 IO	0.797	%#(k)	8/16/2054	44,892	2,464,871
Government National Mortgage Assoc. 2014-164 AK	2.90	%#(k)	3/16/2055	15,216	15,321,588
Government National Mortgage Assoc. 2014-172 A	3.05	%#(k)	1/16/2049	9,820	10,016,831
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	39,386	39,560,758
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	10,155	10,146,147
Government National Mortgage Assoc. 2014-64 IO	1.184	%#(k)	12/16/2054	48,047	3,433,904
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	4,667	4,628,916
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	5,523	5,522,973
Government National Mortgage Assoc. 2014-78 IO	0.609	%#(k)	3/16/2056	46,860	2,293,070
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	30,477	30,937,619
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	37,591	37,909,136
Government National Mortgage Assoc. 2015-33 AS	2.90	%#(k)	5/16/2054	31,382	31,648,865
Government National Mortgage Assoc. 2015-41 AD	2.90	%#(k)	8/16/2055	19,432	19,712,615
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(k)	2/16/2049	15,137	15,343,930
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	48,262	47,881,767
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	33,816	33,831,223
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	37,349	37,422,773
Government National Mortgage Assoc. 2017-22 GA	2.60	%#(k)	8/16/2051	24,005	24,024,277
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/16/2051	57,615	57,096,077
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2058	56,878	56,775,185
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	46,702	46,841,629
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	70,481	70,614,487
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	70,008	70,294,819
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	70,108	70,242,984
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	46,705	46,510,917
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	57,274	57,377,636
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	48,142	48,101,467
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	23,301	23,183,621
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	23,318	23,186,481
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	46,587	46,422,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	$43,988	$44,407,850
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	36,776	36,866,522
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	51,335	51,549,833
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	45,682	46,086,225
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,543,794,087)					1,540,970,183

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.20%

Federal Home Loan Bank	1.125%		4/25/2018	167,700	167,609,442
Federal Home Loan Mortgage Corp.	0.875%		3/7/2018	62,291	62,198,062
Federal Home Loan Mortgage Corp.	3.08%(12 Mo. LIBOR + 1.64%)	#	10/1/2043	4,928	5,088,521
Federal Home Loan Mortgage Corp.	3.113%(12 Mo. LIBOR + 1.64%)	#	11/1/2043	4,339	4,479,836
Federal Home Loan Mortgage Corp.	3.21%(12 Mo. LIBOR + 1.89%)	#	12/1/2040	3,259	3,413,334
Federal Home Loan Mortgage Corp.	3.225%(12 Mo. LIBOR + 1.79%)	#	12/1/2036	20,312	21,420,451
Federal Home Loan Mortgage Corp.	3.233%(1 Yr Treasury Constant Maturity Rate + 2.51%)	#	12/1/2035	7,880	8,405,765
Federal Home Loan Mortgage Corp.	3.29%(12 Mo. LIBOR + 1.71%)	#	4/1/2037	14,729	15,480,859
Federal Home Loan Mortgage Corp.	3.335%(12 Mo. LIBOR + 1.66%)	#	2/1/2038	5,886	6,159,758
Federal Home Loan Mortgage Corp.	3.341%(12 Mo. LIBOR + 1.77%)	#	10/1/2038	9,201	9,702,126
Federal Home Loan Mortgage Corp.	3.357	%#	6/1/2041	5,235	5,526,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	3.365%(12 Mo. LIBOR + 1.79%)	#	5/1/2036	$7,080	$7,477,471
Federal Home Loan Mortgage Corp.	3.374	%#	6/1/2042	22,694	23,772,653
Federal Home Loan Mortgage Corp.	3.394	%#	9/1/2035	6,223	6,593,833
Federal Home Loan Mortgage Corp.	3.432%(12 Mo. LIBOR + 1.77%)	#	12/1/2039	14,917	15,674,511
Federal Home Loan Mortgage Corp.	3.476%(12 Mo. LIBOR + 1.97%)	#	2/1/2037	9,443	10,029,151
Federal Home Loan Mortgage Corp.	3.491%(12 Mo. LIBOR + 1.82%)	#	5/1/2037	6,399	6,714,630
Federal Home Loan Mortgage Corp.	3.521%(12 Mo. LIBOR + 1.95%)	#	9/1/2036	18,113	19,249,612
Federal Home Loan Mortgage Corp.	3.684%(12 Mo. LIBOR + 1.89%)	#	12/1/2040	8,886	9,264,592
Federal National Mortgage Assoc.	2.58%		11/1/2018	14,474	14,606,092
Federal National Mortgage Assoc.	2.699%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	19,083	19,582,441
Federal National Mortgage Assoc.	2.716%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	18,176	18,658,881
Federal National Mortgage Assoc.	2.841%(12 Mo. LIBOR + 1.60%)	#	10/1/2045	20,694	21,313,177
Federal National Mortgage Assoc.	2.908%(12 Mo. LIBOR + 1.72%)	#	6/1/2042	14,299	14,744,477
Federal National Mortgage Assoc.	2.914%(12 Mo. LIBOR + 1.46%)	#	12/1/2035	21,389	22,328,347
Federal National Mortgage Assoc.	2.932%(1 Yr Treasury Constant Maturity Rate + 2.20%)	#	1/1/2038	5,860	6,176,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.946%(12 Mo. LIBOR + 1.74%)	#	5/1/2042	$31,599	$32,609,427
Federal National Mortgage Assoc.	2.996%(12 Mo. LIBOR + 1.30%)	#	6/1/2038	6,140	6,348,154
Federal National Mortgage Assoc.	3.00%(1 Yr Treasury Constant Maturity Rate + 2.24%)	#	3/1/2038	7,072	7,469,490
Federal National Mortgage Assoc.	3.039%(12 Mo. LIBOR + 1.52%)	#	2/1/2036	10,188	10,654,788
Federal National Mortgage Assoc.	3.073%(12 Mo. LIBOR + 1.51%)	#	10/1/2035	18,441	19,273,101
Federal National Mortgage Assoc.	3.14%(12 Mo. LIBOR + 1.78%)	#	3/1/2042	20,626	21,543,426
Federal National Mortgage Assoc.	3.147%(12 Mo. LIBOR + 1.54%)	#	3/1/2039	8,533	8,931,061
Federal National Mortgage Assoc.	3.191%(12 Mo. LIBOR + 1.61%)	#	3/1/2038	12,097	12,652,176
Federal National Mortgage Assoc.	3.242%(12 Mo. LIBOR + 1.63%)	#	1/1/2038	6,957	7,296,636
Federal National Mortgage Assoc.	3.247%(12 Mo. LIBOR + 1.58%)	#	11/1/2036	6,749	7,053,732
Federal National Mortgage Assoc.	3.276%(12 Mo. LIBOR + 1.62%)	#	8/1/2037	11,282	11,876,595
Federal National Mortgage Assoc.	3.277%(12 Mo. LIBOR + 1.67%)	#	8/1/2038	7,889	8,280,147
Federal National Mortgage Assoc.	3.281%(12 Mo. LIBOR + 1.62%)	#	4/1/2038	14,687	15,426,650
Federal National Mortgage Assoc.	3.288%(12 Mo. LIBOR + 1.66%)	#	9/1/2038	8,124	8,548,248

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	3.293%(12 Mo. LIBOR + 1.70%)	#	7/1/2040	$10,995	$11,531,137
Federal National Mortgage Assoc.	3.297%(12 Mo. LIBOR + 1.78%)	#	1/1/2041	18,360	19,255,503
Federal National Mortgage Assoc.	3.301%(12 Mo. LIBOR + 1.59%)	#	8/1/2034	15,522	16,328,586
Federal National Mortgage Assoc.	3.312%(12 Mo. LIBOR + 1.64%)	#	9/1/2036	7,954	8,385,189
Federal National Mortgage Assoc.	3.325%(12 Mo. LIBOR + 1.67%)	#	12/1/2036	7,300	7,681,819
Federal National Mortgage Assoc.	3.33%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	8,216	8,611,506
Federal National Mortgage Assoc.	3.358%(12 Mo. LIBOR + 1.82%)	#	12/1/2040	15,307	16,055,589
Federal National Mortgage Assoc.	3.369%(12 Mo. LIBOR + 1.80%)	#	11/1/2040	25,018	26,237,288
Federal National Mortgage Assoc.	3.388%(12 Mo. LIBOR + 1.76%)	#	11/1/2038	13,125	13,854,160
Federal National Mortgage Assoc.	3.415%(12 Mo. LIBOR + 1.73%)	#	10/1/2036	11,841	12,468,717
Federal National Mortgage Assoc.	3.433%(12 Mo. LIBOR + 1.82%)	#	4/1/2040	6,569	6,913,876
Federal National Mortgage Assoc.	3.451%(12 Mo. LIBOR + 1.78%)	#	10/1/2036	8,480	8,963,266
Federal National Mortgage Assoc.	3.463%(12 Mo. LIBOR + 1.81%)	#	8/1/2041	10,770	11,311,551
Federal National Mortgage Assoc.	3.479%(12 Mo. LIBOR + 1.80%)	#	10/1/2040	5,317	5,573,640
Federal National Mortgage Assoc.	3.575%(12 Mo. LIBOR + 1.89%)	#	12/1/2038	6,559	6,957,185

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	3.677%(12 Mo. LIBOR + 1.81%) #	1/1/2042	$17,989	$18,795,001
Federal National Mortgage Assoc.	3.704%(12 Mo. LIBOR + 1.79%) #	1/1/2041	10,293	10,738,582
Federal National Mortgage Assoc.	4.18%(12 Mo. LIBOR + 1.84%) #	7/1/2040	5,819	6,134,932
Federal National Mortgage Assoc.	5.50%	1/1/2035	1,227	1,375,275
Total Government Sponsored Enterprises Pass-Throughs (cost $923,580,367)				920,807,527

MUNICIPAL BONDS 0.40%

Miscellaneous

IL State GO	2.77%	4/1/2018	9,500	9,526,125
IL State GO	4.35%	6/1/2018	3,812	3,858,392
IL State GO	5.297%	4/1/2018	3,375	3,432,240
IL State GO	5.375%	7/1/2018	700	715,064
IL State GO	6.20%	7/1/2021	232	246,147
Illinois	3.90%	1/1/2018	8,780	8,825,305
Illinois	4.95%	6/1/2023	2,816	2,931,005
Illinois	5.665%	3/1/2018	40,980	41,668,874
Illinois	5.877%	3/1/2019	10,535	10,971,254
New Jersey Econ Dev Auth	1.648%	3/1/2018	1,000	995,010
New Jersey Econ Dev Auth	2.421%	6/15/2018	20,745	20,701,436
New Jersey Econ Dev Auth (AGM)	Zero Coupon	2/15/2019	13,255	12,782,459
New Jersey Econ Dev Auth (AGM)	Zero Coupon	2/15/2020	7,750	7,291,820
New Jersey Transp Tr Fnd Auth	5.00%	6/15/2019	1,000	1,050,950
New Jersey Transp Tr Fnd Auth	1.758%	12/15/2018	14,980	14,987,041
New Jersey Transp Tr Fnd Auth	3.60%	12/15/2017	280	281,414
New Jersey Transp Tr Fnd Auth	5.00%	6/15/2018	1,140	1,171,863
New Jersey Transp Tr Fnd Auth	5.00%	12/15/2018	10,940	11,403,090
New Jersey Transp Tr Fnd Auth	5.00%	12/15/2019	6,900	7,364,301
San Luis Obispo Cnty CA	7.45%	9/1/2019	6,450	7,074,038
Total Municipal Bonds (cost $166,638,926)				167,277,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 21.98%

1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.38	%#(k)	8/10/2035	$214,200	$4,107,285
A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	82,296	82,625,064	(a)(b)
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	28,433	29,332,534
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	10,910	11,168,344
Assurant Commercial Mortgage Trust 2016-1A A1†	1.362%		5/15/2049	30,254	30,032,245
Aventura Mall Trust 2013-AVM A†	3.867	%#(k)	12/5/2032	51,464	54,112,394
Aventura Mall Trust 2013-AVM D†	3.867	%#(k)	12/5/2032	11,000	11,336,387
BAMLL Commercial Mortgage Securities Trust 2012-PARK A†	2.959%		12/10/2030	5,462	5,628,592
BAMLL Commercial Mortgage Securities Trust 2014-ICTS C†	2.627%(1 Mo. LIBOR + 1.40%)	#	6/15/2028	10,000	9,990,257
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.808	%#(k)	6/15/2028	215,533	216,127,957
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.808	%#(k)	6/15/2028	23,050	23,029,859
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.808	%#(k)	6/15/2028	23,040	23,083,887
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	30,251	32,567,803
Banc of America Commercial Mortgage Trust 2016-UB10 XA IO	2.164	%#(k)	7/15/2049	88,597	10,149,475
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.70	%#(k)	6/24/2050	56	56,187	(a)(b)
Banc of America Re-REMIC Trust 2009-UB2 A4B5†	6.366	%#(k)	12/24/2049	2,570	2,563,727
Banc of America Re-REMIC Trust 2010-UB5 A4B†	5.999	%#(k)	2/17/2051	5,403	5,417,070
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	2.657%(1 Mo. LIBOR + 1.43%)	#	11/15/2033	7,669	7,686,418
Bancorp Commercial Mortgage Trust 2017-CRE2 A†	2.079	%#(k)	8/15/2032	19,200	19,219,513
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	58,313	58,129,646
BB-UBS Trust 2012-TFT B†	3.584	%#(k)	6/5/2030	7,850	7,748,482
BB-UBS Trust 2012-TFT C†	3.584	%#(k)	6/5/2030	14,354	14,041,340
BBCMS Mortgage Trust 2017-DELC A†	2.077	%#(k)	8/15/2036	54,463	54,581,718
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	5,475	5,684,368
BBCMS Trust 2013-TYSN D†	3.631%		9/5/2032	5,525	5,634,269
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	19,174	20,208,688
BBCMS Trust 2015-STP B†	3.927%		9/10/2028	11,400	11,762,656
BBCMS Trust 2015-STP C†	4.427	%#(k)	9/10/2028	23,900	24,605,050
BBCMS Trust 2015-STP XA IO†	1.104	%#(k)	9/10/2028	335,394	9,161,278
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	34,513	34,056,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BCAP LLC Trust 2013-RR3 4A1†	1.392%(1 Mo. LIBOR + .16%)	#	11/26/2036	$411	$410,581
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.915	%#(k)	6/11/2050	303	302,742
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	4,970	5,272,408
BWAY Mortgage Trust 2013-1515 XB IO†	0.534	%#(k)	3/10/2033	103,040	2,936,825
BX Trust 2017-APPL A†	2.13%(1 Mo. LIBOR + .88%)	#	7/15/2034	38,361	38,396,576
BX Trust 2017-APPL D†	3.30%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	25,345	25,413,130
BX Trust 2017-APPL E†	4.40%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	38,733	38,810,276
BX Trust 2017-SLCT A†	2.17%(1 Mo. LIBOR + .92%)	#	7/15/2034	41,823	41,962,107
BX Trust 2017-SLCT B†	2.45%(1 Mo. LIBOR + 1.20%)	#	7/15/2034	36,229	36,139,866
BX Trust 2017-SLCT C†	2.65%(1 Mo. LIBOR + 1.40%)	#	7/15/2034	22,076	21,995,173
BX Trust 2017-SLCT D†	3.30%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	86,754	86,924,541
BX Trust 2017-SLCT E†	4.40%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	65,885	65,891,279
BX Trust 2017-SLCT F†	5.50%(1 Mo. LIBOR + 4.25%)	#	7/15/2034	46,687	46,969,601
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.945	%#(k)	12/15/2047	8,307	9,261,165
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.921	%#(k)	5/10/2058	70,949	7,940,986
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.354	%#(k)	11/10/2049	160,521	13,282,880
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.941	%#(k)	12/10/2054	153,721	8,816,465
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	22,707	23,072,049
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	15,195	15,470,318
CGBAM Commercial Mortgage Trust 2015-SMRT D†	3.768%		4/10/2028	5,200	5,295,636
CGBAM Commercial Mortgage Trust 2015-SMRT E†	3.912	%#(k)	4/10/2028	8,000	8,070,032
CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.912	%#(k)	4/10/2028	7,519	7,447,390
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73	%#(k)	3/25/2049	13,669	13,786,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Chicago Skyscraper Trust 2017-SKY A†	2.027%(1 Mo. LIBOR + .80%)	#	2/15/2030	$108,088	$108,443,631
Chicago Skyscraper Trust 2017-SKY B†	2.327%(1 Mo. LIBOR + 1.10%)	#	2/15/2030	14,540	14,583,399
Chicago Skyscraper Trust 2017-SKY C†	2.477%(1 Mo. LIBOR + 1.25%)	#	2/15/2030	8,301	8,328,583
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	46,335	47,945,606
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.222	%#(k)	9/10/2045	218,445	1,739,233
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	40,010	40,060,133
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.935	%#(k)	4/10/2046	582,608	27,058,084
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	11,950	11,963,636
Citigroup Commercial Mortgage Trust 2013-SMP D†	3.008	%#(k)	1/12/2030	8,600	8,606,508
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.413	%#(k)	5/10/2047	265,252	16,824,004
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.325	%#(k)	7/10/2047	120,131	1,904,833
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	5,880	6,051,163
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.568	%#(k)	2/10/2048	126,327	10,104,468
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.575	%#(k)	6/10/2048	251,904	6,760,937
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	1.044	%#(k)	11/10/2048	181,254	9,100,215
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.499	%#(k)	2/10/2049	103,022	8,689,988
Citigroup Commercial Mortgage Trust 2016-GC37 XA IO	1.806	%#(k)	4/10/2049	68,659	8,058,947
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	56,262	56,152,987
Citigroup Commercial Mortgage Trust 2016-SMPL B†	2.576%		9/10/2031	23,717	23,715,179
Citigroup Commercial Mortgage Trust 2016-SMPL C†	2.825%		9/10/2031	11,400	11,390,861
Citigroup Commercial Mortgage Trust 2016-SMPL D†	3.52%		9/10/2031	15,811	15,969,518
Citigroup Commercial Mortgage Trust 2016-SMPL E†	4.509%		9/10/2031	28,558	29,192,559
Citigroup Mortgage Loan Trust 2013-2 5A1†	1.372	%#(k)	7/25/2036	6,878	6,662,843
Citigroup Mortgage Loan Trust 2013-A†	3.00	%#(k)	5/25/2042	3,880	3,902,841
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.168	%#(k)	7/10/2046	17,961	19,572,903
Commercial Mortgage Pass-Through Certificates 2010-C1 D†	6.303	%#(k)	7/10/2046	12,446	13,302,223
Commercial Mortgage Pass-Through Certificates 2012-CR3 AM†	3.416%		10/15/2045	7,449	7,725,371
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	2.032	%#(k)	10/15/2045	251,564	16,265,789
Commercial Mortgage Pass-Through Certificates 2012-CR5 A4	2.771%		12/10/2045	9,761	9,944,140
Commercial Mortgage Pass-Through Certificates 2012-CR5 AM†	3.223%		12/10/2045	22,028	22,626,571
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.385	%#(k)	12/10/2044	74,375	5,442,002
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	25,820	25,389,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		8/10/2050	$15,240	$15,514,126
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	91,086	91,203,287
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.355	%#(k)	3/10/2046	278,189	14,863,434
Commercial Mortgage Pass-Through Certificates 2013-CR8 A2	2.367%		6/10/2046	10,000	10,042,956
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.751	%#(k)	6/10/2046	587,388	12,223,610
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	15,413	15,830,863
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	61,172	61,201,409
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	24,006	23,753,224
Commercial Mortgage Pass-Through Certificates 2013-THL A1†	2.229%(1 Mo. LIBOR + 1.00%)	#	6/8/2030	133	132,562
Commercial Mortgage Pass-Through Certificates 2013-THL B†	2.829%(1 Mo. LIBOR + 1.60%)	#	6/8/2030	14,775	14,734,027
Commercial Mortgage Pass-Through Certificates 2013-THL C†	3.229%(1 Mo. LIBOR + 2.00%)	#	6/8/2030	29,195	29,254,479
Commercial Mortgage Pass-Through Certificates 2013-THL D†	3.879%(1 Mo. LIBOR + 2.65%)	#	6/8/2030	16,262	16,303,205
Commercial Mortgage Pass-Through Certificates 2013-THL E†	4.979%(1 Mo. LIBOR + 3.75%)	#	6/8/2030	17,911	17,955,430
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.389	%#(k)	3/10/2031	265,903	4,026,941
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.394	%#(k)	8/10/2047	113,901	6,179,757
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	1.13	%#(k)	12/10/2047	137,822	6,913,082
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.832%(1 Mo. LIBOR + 1.95%)	#	7/13/2031	10,279	10,372,744
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	3.377%(1 Mo. LIBOR + 2.15%)	#	10/15/2031	11,824	11,776,436
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	1.114	%#(k)	10/10/2047	154,576	6,029,487
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A2	2.844%		6/10/2047	13,000	13,221,458
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.196	%#(k)	9/10/2047	260,938	11,627,646
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.807	%#(k)	5/10/2048	8,800	8,806,007
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.908	%#(k)	7/10/2050	189,723	7,253,416
Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	7,414	7,501,959

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.577	%#(k)	8/10/2029	$7,298	$7,294,474
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.577	%#(k)	8/10/2029	6,850	6,712,593
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.947%(1 Mo. LIBOR + 1.72%)	#	10/15/2034	87,912	88,419,305
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	3.527%(1 Mo. LIBOR + 2.30%)	#	10/15/2034	56,716	57,097,041
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173	%#(k)	10/15/2034	482,843	11,727,822
Commercial Mortgage Trust 2006-GG7 AM	5.959	%#(k)	7/10/2038	32,730	32,693,589
Commercial Mortgage Trust 2016-CD1 XA IO	1.574	%#(k)	8/10/2049	216,094	20,846,751
Commercial Mortgage Trust 2017-CD3 XA IO	1.198	%#(k)	2/10/2050	172,245	13,200,768
Core Industrial Trust 2015-CALW C†	3.555%		2/10/2034	19,195	19,833,226
Core Industrial Trust 2015-CALW XA IO†	0.939	%#(k)	2/10/2034	99,819	3,186,911
Core Industrial Trust 2015-TEXW E†	3.977	%#(k)	2/10/2034	31,133	31,146,412
Core Industrial Trust 2015-WEST XA IO†	1.076	%#(k)	2/10/2037	183,565	10,865,249
Core Industrial Trust 2015-WEST XB IO†	0.844	%#(k)	2/10/2037	90,323	4,256,471
Cosmopolitan Hotel Trust 2016-CSMO A†	2.627%(1 Mo. LIBOR + 1.40%)	#	11/15/2033	14,567	14,663,562
Cosmopolitan Hotel Trust 2016-CSMO B†	3.327%(1 Mo. LIBOR + 2.10%)	#	11/15/2033	19,390	19,562,412
Cosmopolitan Hotel Trust 2016-CSMO E†	5.877%(1 Mo. LIBOR + 4.65%)	#	11/15/2033	26,486	27,051,407
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	6.52	%#(k)	2/15/2041	21,726	21,947,192
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	730	733,848
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	9,750	10,398,522
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA C†	5.587%		5/15/2023	9,852	10,517,053
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	1.342%(1 Mo. LIBOR + .11%)	#	2/27/2037	3,933	3,843,092
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	4.072	%#(k)	6/26/2036	6,031	6,158,262
Credit Suisse Mortgage Capital Certificates 2014-2R 22A1†	3.00	%#(k)	7/27/2036	2,819	2,780,474
Credit Suisse Mortgage Capital Certificates 2014-2R 26A1†	3.00	%#(k)	6/27/2037	19,092	18,938,800
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697	%#(k)	9/15/2037	115,519	4,266,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	2.547%(1 Mo. LIBOR + 1.32%)	#	4/15/2029	$10,441	$10,466,515
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	3.077%(1 Mo. LIBOR + 1.85%)	#	4/15/2029	28,546	28,626,328
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	3.727%(1 Mo. LIBOR + 2.50%)	#	11/15/2033	32,527	32,702,874
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	4.727%(1 Mo. LIBOR + 3.50%)	#	11/15/2033	36,978	37,281,331
Credit Suisse Mortgage Capital Certificates 2017-HD A†	2.177%(1 Mo. LIBOR + .95%)	#	2/15/2031	28,647	28,751,728
Credit Suisse Mortgage Capital Certificates 2017-HD B†	2.577%(1 Mo. LIBOR + 1.35%)	#	2/15/2031	12,038	12,086,227
Credit Suisse Mortgage Capital Certificates 2017-HD C†	2.927%(1 Mo. LIBOR + 1.70%)	#	2/15/2031	6,600	6,630,888
Credit Suisse Mortgage Capital Certificates 2017-HD D†	3.727%(1 Mo. LIBOR + 2.50%)	#	2/15/2031	12,130	12,192,195
Credit Suisse Mortgage Capital Certificates 2017-HD E†	4.877%(1 Mo. LIBOR + 3.65%)	#	2/15/2031	17,687	17,797,385
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	64,547	65,637,612
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	13,175	13,396,930
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	8,450	8,592,163
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.442	%#(k)	4/5/2033	9,850	9,866,240
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	45,816	47,190,480	(a)(b)
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303	%#(k)	7/10/2034	8,250	8,420,156	(a)(b)
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.303	%#(k)	7/10/2034	9,200	8,979,200	(a)(b)
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	13,828	14,257,594
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.97	%#(k)	1/15/2049	211,535	23,381,408
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.248	%#(k)	11/15/2049	239,177	16,400,207
DBJPM Mortgage Trust 2016-C3 XA IO	1.656	%#(k)	9/10/2049	198,550	20,853,298
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	13,528	13,922,680
DBUBS Mortgage Trust 2011-LC2A B†	4.998	%#(k)	7/10/2044	6,825	7,397,903
DBUBS Mortgage Trust 2011-LC2A C†	5.727	%#(k)	7/10/2044	5,000	5,460,598

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

DBUBS Mortgage Trust 2011-LC2A D†	5.727	%#(k)	7/10/2044	$22,928	$24,361,073
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	229	231,091
DBUBS Mortgage Trust 2011-LC3A PM4†	5.268	%#(k)	5/10/2044	9,200	9,651,582
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	20,144	20,470,498
DBWF Mortgage Trust 2015-LCM XA IO†	0.537	%#(k)	6/10/2034	39,806	798,301
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.019	%#(k)	1/25/2047	8,377	8,546,757
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.495	%#(k)	12/15/2034	23,295	23,859,804
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.495	%#(k)	12/15/2034	5,440	5,553,657
GAHR Commercial Mortgage Trust 2015-NRF EFX†	3.495	%#(k)	12/15/2034	35,403	35,659,176
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	19,585	20,457,426
GRACE Mortgage Trust 2014-GRCE E†	3.71	%#(k)	6/10/2028	9,858	10,037,082
GRACE Mortgage Trust 2014-GRCE F†	3.71	%#(k)	6/10/2028	10,650	10,832,190
Great Wolf Trust 2015-WFMZ M†	8.215%(1 Mo. LIBOR + 6.99%)	#	5/15/2032	31,000	31,288,951
Great Wolf Trust 2015-WOLF A†	2.677%(1 Mo. LIBOR + 1.45%)	#	5/15/2034	32,340	32,385,477
Great Wolf Trust 2015-WOLF C†	3.727%(1 Mo. LIBOR + 2.50%)	#	5/15/2034	9,500	9,525,072
Great Wolf Trust 2015-WOLF E†	5.677%(1 Mo. LIBOR + 4.45%)	#	5/15/2034	14,169	14,248,174
Great Wolf Trust 2015-WOLF F†	6.227%(1 Mo. LIBOR + 5.00%)	#	5/15/2034	5,000	5,026,330
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	37,964	38,580,744
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	28,300	28,792,312
GS Mortgage Securities Corp. II 2013-KING C†	3.55	%#(k)	12/10/2027	22,300	22,706,743
GS Mortgage Securities Corp. II 2013-KING E†	3.55	%#(k)	12/10/2027	3,000	2,996,774
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	29,655	31,296,843
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.267	%#(k)	4/10/2034	6,779	7,107,510
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	47,965	48,760,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	$44,905	$45,200,165
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	15,450	15,551,939
GS Mortgage Securities Corp. Trust 2013-NYC5 A†	2.318%		1/10/2030	40,000	40,064,916
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%		1/10/2030	16,122	16,189,516
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%		1/10/2031	12,370	12,543,086
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.202	%#(k)	2/10/2029	13,648	14,226,397
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	23,542	23,867,454
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	35,794	36,207,482
GS Mortgage Securities Corp. Trust 2017-GPTX C†	3.302%		5/10/2034	10,537	10,658,357
GS Mortgage Securities Corp. Trust 2017-STAY A†	2.07%(1 Mo. LIBOR + .85%)	#	7/15/2032	30,868	30,996,142
GS Mortgage Securities Corp. Trust 2017-STAY B†	2.32%(1 Mo. LIBOR + 1.10%)	#	7/15/2032	10,811	10,856,680
GS Mortgage Securities Corp. Trust 2017-STAY C†	2.57%(1 Mo. LIBOR + 1.35%)	#	7/15/2032	7,734	7,767,417
GS Mortgage Securities Corp. Trust 2017-STAY D†	3.17%(1 Mo. LIBOR + 1.95%)	#	7/15/2032	10,481	10,534,367
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	4,651	4,781,328
GS Mortgage Securities Trust 2011-GC3 C†	5.82	%#(k)	3/10/2044	5,000	5,427,436
GS Mortgage Securities Trust 2011-GC5 B†	5.565	%#(k)	8/10/2044	39,727	43,333,663
GS Mortgage Securities Trust 2012-GC6 B†	5.841	%#(k)	1/10/2045	15,000	16,715,256
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.147	%#(k)	1/10/2045	183,643	12,824,345
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	11,331	12,194,268
GS Mortgage Securities Trust 2012-GCJ9 IO	2.308	%#(k)	11/10/2045	103,115	7,950,218
GS Mortgage Securities Trust 2012-GCJ9 XB IO†	0.464	%#(k)	11/10/2045	92,713	1,611,595
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	14,493	14,218,858
GS Mortgage Securities Trust 2013-GC12 A2	2.011%		6/10/2046	61,113	61,221,897
GS Mortgage Securities Trust 2013-GC12 XA IO	1.683	%#(k)	6/10/2046	518,976	31,636,275
GS Mortgage Securities Trust 2014-GC26 XA IO	1.223	%#(k)	11/10/2047	104,399	5,858,256
GS Mortgage Securities Trust 2015-GS1 XA IO	0.975	%#(k)	11/10/2048	95,870	5,110,716
GS Mortgage Securities Trust 2016-GS2 XA IO	1.819	%#(k)	5/10/2049	223,290	23,308,557

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	$12,237	$12,208,465	(a)(b)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	21,308	21,431,618	(a)(b)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	28,950	29,416,758	(a)(b)
H/2 Asset Funding 2014-1 Ltd.	2.103%		3/19/2037	99,280	99,268,602	(a)(b)
H/2 Asset Funding 2015-1A-AFL	1.846%		6/24/2049	35,505	35,381,435
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	12,302	12,209,592
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	23,250	22,617,821
HILT Mortgage Trust 2014-ORL B†	2.427%(1 Mo. LIBOR + 1.20%)	#	7/15/2029	7,600	7,623,590
HILT Mortgage Trust 2014-ORL C†	2.827%(1 Mo. LIBOR + 1.60%)	#	7/15/2029	9,550	9,433,975
HMH Trust 2017-NSS A†	3.062%		7/5/2031	33,687	34,251,773
HMH Trust 2017-NSS B†	3.343%		7/5/2031	21,685	22,100,838
HMH Trust 2017-NSS C†	3.787%		7/5/2031	16,116	16,282,772
HMH Trust 2017-NSS D†	4.723%		7/5/2031	21,309	21,524,421
Hospitality Mortgage Trust 2017-HIT B†	2.409%(1 Mo. LIBOR + 1.18%)	#	5/8/2030	14,008	13,984,538
Hospitality Mortgage Trust 2017-HIT C†	2.579%(1 Mo. LIBOR + 1.35%)	#	5/8/2030	9,403	9,388,208
Hospitality Mortgage Trust 2017-HIT D†	3.379%(1 Mo. LIBOR + 2.15%)	#	5/8/2030	31,875	32,292,862
Hospitality Mortgage Trust 2017-HIT E†	4.779%(1 Mo. LIBOR + 3.55%)	#	5/8/2030	47,231	48,012,220
Hospitality Mortgage Trust 2017-HIT F†	5.729%(1 Mo. LIBOR + 4.50%)	#	5/8/2030	56,225	57,287,804
Hudsons Bay Simon JV Trust 2015-HB10 XA10 IO†	1.474	%#(k)	8/5/2034	150,785	13,708,618
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	44,035	45,122,096
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	5,000	5,073,498
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#(k)	8/5/2034	5,000	4,829,444

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.417	%#(k)	8/5/2034	$171,661	$9,867,933
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	43,370	43,291,578
Irvine Core Office Trust 2013-IRV XA IO†	1.211	%#(k)	5/15/2048	88,377	2,785,825
JPMorgan Chase Commercial Mortgage Securities Corp. 2017-MAUI C†	2.484%(1 Mo. LIBOR + 1.25%)	#	7/15/2034	15,163	15,243,244
JPMorgan Chase Commercial Mortgage Securities Corp. 2017-MAUI D†	3.184%(1 Mo. LIBOR + 1.95%)	#	7/15/2034	23,331	23,469,283
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466	%#(k)	6/12/2047	7,799	7,818,780
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	5,513	5,532,481
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.99	%#(k)	2/12/2049	1,481	1,487,913
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.694	%#(k)	12/5/2027	5,730	6,396,517
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	5,761	5,997,434
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075	%#(k)	11/15/2043	1,710	1,818,574
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819	%#(k)	5/15/2045	9,466	10,108,785
JPMorgan Chase Commercial Mortgage Securities Trust 2012-HSBC A†	3.093%		7/5/2032	5,690	5,904,847
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	40,574	42,711,303
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.26	%#(k)	12/15/2047	376,014	16,446,092
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 A2	2.424%		7/15/2045	61,891	62,186,875
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.803	%#(k)	7/15/2045	192,607	4,252,734
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 A2	2.665%		1/15/2046	34,995	35,296,900
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.559	%#(k)	4/15/2046	120,226	6,718,651

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	$39,960	$40,759,520
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.325	%#(k)	4/15/2047	123,897	3,687,396
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.427	%#(k)	4/15/2047	34,361	665,329
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.21	%#(k)	11/15/2047	120,684	5,531,297
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	1.122	%#(k)	11/15/2047	207,194	10,067,746
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.295	%#(k)	1/15/2048	203,526	10,469,802
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	157,586	160,270,973
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772	20,862,824
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931	%#(k)	6/10/2027	14,352	14,253,755
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931	%#(k)	6/10/2027	20,905	20,000,478
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503	%#(k)	6/10/2027	102,274	731,770
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16	%#(k)	6/10/2027	45,476	56,390
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	3.427%(1 Mo. LIBOR + 2.20%)	#	12/15/2030	9,750	9,825,385
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	4.327%(1 Mo. LIBOR + 3.10%)	#	12/15/2030	29,000	29,699,985
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	3.327%(1 Mo. LIBOR + 2.10%)	#	7/15/2031	10,400	10,301,137
JPMorgan Chase Commercial Mortgage Securities Trust 2014-PHH E†	4.527%(1 Mo. LIBOR + 3.30%)	#	8/15/2027	5,000	5,011,139
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	2,966	3,029,342

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	1.074	%#(k)	5/15/2048	$106,050	$3,989,945
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.836	%#(k)	7/15/2048	149,753	5,068,809
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 A2	3.008%		8/15/2048	5,000	5,140,564
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES B†	3.387%		9/5/2032	12,900	13,288,175
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.742	%#(k)	9/5/2032	10,900	11,223,187
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XA IO†	0.809	%#(k)	9/5/2032	242,750	4,543,066
JPMorgan Chase Commercial Mortgage Securities Trust 2016-ATRM A†	2.962%		10/5/2028	15,439	15,481,386
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.957	%#(k)	12/15/2049	176,339	8,307,134
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	26,335	26,922,747
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	12,036	12,352,063
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	15,561	16,006,379
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143	%#(k)	10/5/2031	29,748	30,544,699
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143	%#(k)	10/5/2031	23,366	23,514,267
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.345	%#(k)	10/5/2031	131,129	5,636,659	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.791	%#(k)	10/5/2031	77,997	1,884,470	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	2.677%(1 Mo. LIBOR + 1.45%)	#	10/15/2033	56,718	57,010,597
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT C†	4.077%(1 Mo. LIBOR + 2.85%)	#	10/15/2033	8,560	8,636,539

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	4.977%(1 Mo. LIBOR + 3.75%)	#	10/15/2033	$22,576	$22,854,662
JPMorgan Chase Commercial Mortgage Securities Trust 2017-C5 A2	3.33%		3/15/2050	21,129	22,150,355
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.242	%#(k)	9/15/2050	296,771	23,456,913
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	51,511	53,317,233
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	21,137	21,877,535
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171	%#(k)	6/5/2032	15,721	16,234,526
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK D†	4.171	%#(k)	6/5/2032	13,766	13,741,565
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.708	%#(k)	3/18/2051	1,854	1,851,013
Ladder Capital Commercial Mortgage Securities LLC 2014-909 D†	4.028	%#(k)	5/15/2031	2,000	2,021,238
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.952	%#(k)	11/14/2027	190,968	192,834,941
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952	%#(k)	11/14/2027	16,023	15,933,031
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.952	%#(k)	11/14/2027	12,889	12,859,745
LMREC, Inc. 2015-CRE1 A†	2.977%(1 Mo. LIBOR + 1.75%)	#	2/22/2032	71,847	72,569,078
LMREC, Inc. 2015-CRE1 B†	4.727%(1 Mo. LIBOR + 3.50%)	#	2/22/2032	6,700	6,555,040
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033	%#(k)	1/20/2041	85,280	1,018,172
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#(k)	4/20/2048	16,941	17,071,342
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	2.105	%#(k)	3/10/2049	113,735	9,141,451
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	35,470	35,714,969
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	28,000	28,416,237
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	72,650	79,312,368
Madison Avenue Trust 2013-650M D†	4.169	%#(k)	10/12/2032	5,175	5,329,186
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	4,046	3,997,147
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	4,206	4,155,568

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	$17,399	$17,104,923
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A2	2.964%		7/15/2046	14,503	14,573,470
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	43,730	44,279,249
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	7,315	7,523,734
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	13,262	13,274,337
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.287	%#(k)	5/15/2046	230,604	11,438,622
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.407	%#(k)	5/15/2046	119,710	2,007,680
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.285	%#(k)	12/15/2047	168,326	8,595,960
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA IO	1.808	%#(k)	5/15/2049	133,082	13,843,142
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.605	%#(k)	11/15/2049	278,392	26,347,779
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	11,800	11,753,258
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	25,000	24,937,745
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	10,107	10,594,370
Morgan Stanley Capital I Trust 2012-C4 B†	5.213	%#(k)	3/15/2045	5,000	5,493,863
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.279	%#(k)	3/15/2045	189,268	14,364,683
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	25,533	25,268,463
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	1,267	1,284,832
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	17,225	17,956,987
Morgan Stanley Capital I Trust 2014-CPT F†	3.56	%#(k)	7/13/2029	25,075	25,000,272
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.188	%#(k)	7/13/2029	260,000	1,141,400
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	8,445	8,822,420
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.81	%#(k)	8/15/2049	89,280	9,123,437
Morgan Stanley Capital I Trust 2016-UB11 XB IO	1.136	%#(k)	8/15/2049	122,630	9,141,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I Trust 2017-PRME A†	2.127%(1 Mo. LIBOR + .90%)	#	2/15/2034	$37,971	$38,340,124
Morgan Stanley Capital I Trust 2017-PRME B†	2.577%(1 Mo. LIBOR + 1.35%)	#	2/15/2034	13,290	13,369,359
Morgan Stanley Capital I Trust 2017-PRME C†	2.877%(1 Mo. LIBOR + 1.65%)	#	2/15/2034	6,574	6,639,996
Morgan Stanley Capital I Trust 2017-PRME D†	4.627%(1 Mo. LIBOR + 3.40%)	#	2/15/2034	12,284	12,391,782
Morgan Stanley Capital I Trust 2017-PRME E†	5.727%(1 Mo. LIBOR + 4.50%)	#	2/15/2034	13,205	13,220,384
Morgan Stanley Reremic Trust 2012-IO AXA†	1.00%		3/27/2051	14,045	14,045,854
Motel 6 Trust 2017-MTL6 C†(c)	2.635%		8/15/2034	34,536	34,536,000
Motel 6 Trust 2017-MTL6 D†(c)	3.385%		8/15/2034	143,916	143,556,210
Motel 6 Trust 2017-MTL6 E†(c)	4.485%		8/15/2034	143,228	142,869,930
Motel 6 Trust 2017-MTL6 F†(c)	5.485%		8/15/2034	23,990	23,930,025
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	26,361	26,328,705
MSCG Trust 2016-SNR A†	3.46	%#(k)	11/15/2034	54,599	55,217,186
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	26,573	27,076,104
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	17,083	17,663,667
Palisades Center Trust 2016-PLSD C†	3.998%		4/13/2033	40,040	40,544,352
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	24,872	25,302,599
Palisades Center Trust 2016-PLSD XCP IO†	1.106	%#(k)	5/13/2018	380,772	2,773,924
PFP Ltd. 2017-3 A†	2.278%(1 Mo. LIBOR + 1.05%)	#	1/14/2035	10,225	10,245,299
PFP Ltd. 2017-3 AS†	2.528%(1 Mo. LIBOR + 1.30%)	#	1/14/2035	5,000	5,019,625
PFP Ltd. 2017-3 C†	3.728%(1 Mo. LIBOR + 2.50%)	#	1/14/2035	5,000	5,030,229
Prima Capital CRE Securitization	4.50%		12/27/2050	18,901	19,084,585	(a)(b)
Prima Capital CRE Securitization 2006-1	2.55%		8/26/2049	115,221	115,541,129
Prima Capital CRE Securitization 2015-5A B	3.50%		12/27/2050	122,787	123,896,063
Prima Capital Ltd.	2.214%		5/24/2021	38,682	38,713,181
Prima Capital Ltd.	3.90%		8/23/2037	93,138	92,261,502
Prima Capital Ltd.	4.10%		8/23/2037	80,304	80,011,602
Prima Capital Ltd. 2016-6A A	2.85%		8/24/2040	113,950	114,081,733

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

RAIT Trust 2017-FL7 A†	2.177%(1 Mo. LIBOR + .95%)	#	6/15/2037	$23,233	$23,251,103
ReadyCap Commercial Mortgage Trust 2014-1A A†	3.01	%#(k)	6/25/2055	15,191	15,312,147
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	31,462	32,329,343
ReadyCap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	9,761	9,848,139
Sequoia Mortgage Trust 2012-4 A2	3.00	%#(k)	9/25/2042	3,821	3,834,590
SG Commercial Mortgage Securities Trust 2016-C5 XA IO	2.184	%#(k)	10/10/2048	58,169	7,142,275
Shops at Crystals Trust 2016-CSTL XA IO†	0.73	%#(k)	7/5/2036	112,000	5,311,600
Structured Asset Securities Corp. 2005-14 2A1	5.75%		7/25/2035	1,673	1,650,443
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	8,984	9,021,833
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	5,464	5,481,601
UBS-BAMLL Trust 2012-WRM D†	4.379	%#(k)	6/10/2030	6,900	6,890,835
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	71,666	75,431,595
UBS-Barclays Commercial Mortgage Trust 2012-C2 D†	5.055	%#(k)	5/10/2063	6,481	6,558,010
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.537	%#(k)	5/10/2063	92,173	4,803,867
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	29,833	30,908,053
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	34,991	35,698,826
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	5,000	5,110,434
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	39,872	41,365,836
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	24,009	24,659,388
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649	%#(k)	3/10/2046	7,000	7,151,372
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.141	%#(k)	3/10/2046	377,386	16,333,812
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.386	%#(k)	4/10/2046	447,229	23,003,397
UBS-Citigroup Commercial Mortgage Trust 2011-C1 AS†	5.154%		1/10/2045	4,900	5,369,723
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	14,400	14,870,722
VNDO Mortgage Trust 2012-6AVE C†	3.448	%#(k)	11/15/2030	37,047	38,069,920
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	12,311	12,525,282
Vornado DP LLC Trust 2010-VNO A2FX†	4.004%		9/13/2028	14,787	15,661,163
Vornado DP LLC Trust 2010-VNO C†	5.28%		9/13/2028	6,120	6,542,994
Vornado DP LLC Trust 2010-VNO D†	6.356%		9/13/2028	9,926	10,813,967
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.468	%#(k)	10/15/2044	13,970	13,918,561
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	3.727%(1 Mo. LIBOR + 2.50%)	#	6/15/2029	11,999	12,077,182
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	5.577%(1 Mo. LIBOR + 4.35%)	#	6/15/2029	33,760	34,068,067
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	2.897	%#(k)	1/25/2036	5,581	5,493,159

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust 2010-C1 A2†	4.393%		11/15/2043	$5,940	$6,306,123
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	5,465	5,631,840
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.885	%#(k)	6/15/2048	153,366	6,373,052
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	9,888	10,170,912
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.754	%#(k)	12/15/2048	66,103	71,300,970
Wells Fargo Commercial Mortgage Trust 2015-P2 A2B	4.898	%#(k)	12/15/2048	82,301	89,411,741
Wells Fargo Commercial Mortgage Trust 2015-SG1 ASB	3.556%		9/15/2048	9,125	9,641,619
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.943	%#(k)	9/15/2048	169,507	7,704,513
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.943	%#(k)	8/15/2049	341,573	41,461,878
Wells Fargo Commercial Mortgage Trust 2016-C34 XA IO	2.347	%#(k)	6/15/2049	155,226	19,777,596
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%		5/25/2035	1,918	1,988,873
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	56,717	58,999,995
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	23,788	24,751,129
West Town Mall Trust 2017-KNOX C†	4.491	%#(k)	7/5/2030	17,640	17,743,788
West Town Mall Trust 2017-KNOX D†	4.491	%#(k)	7/5/2030	21,720	21,050,042
West Town Mall Trust 2017-KNOX E†	4.491	%#(k)	7/5/2030	12,872	11,919,635
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%		2/15/2044	23,774	24,320,585
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(k)	2/15/2044	11,806	12,821,402
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	419	429,414
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	15,410	15,841,094
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	43,672	44,777,915
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.779	%#(k)	12/15/2045	60,283	3,908,371
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	4,843	4,876,947
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	5,393	5,658,916
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.919	%#(k)	6/15/2045	17,378	18,310,470
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.609	%#(k)	6/15/2045	350,075	18,511,561
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	659	658,273
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	2.03	%#(k)	8/15/2045	54,130	3,953,934
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	18,680	19,158,871
WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543	%#(k)	11/15/2045	9,180	9,577,235
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	17,964	17,967,048
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	5,000	5,186,607
WF-RBS Commercial Mortgage Trust 2013-C13 A2	1.964%		5/15/2045	28,000	28,043,459
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.492	%#(k)	5/15/2045	302,064	15,495,286
WF-RBS Commercial Mortgage Trust 2013-C15 A3	3.881%		8/15/2046	6,845	7,333,484
WF-RBS Commercial Mortgage Trust 2013-C16 A2	3.223%		9/15/2046	35,085	35,548,255
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.306	%#(k)	5/15/2047	250,475	12,659,683
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.733	%#(k)	5/15/2047	50,603	1,843,922
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.758	%#(k)	8/15/2047	77,369	3,100,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	1.068	%#(k)	9/15/2057	$98,311	$4,515,786
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.496	%#(k)	9/15/2057	37,769	1,034,428
WFCG Commercial Mortgage Trust 2015-BXRP C†	2.998%(1 Mo. LIBOR + 1.77%)	#	11/15/2029	4,747	4,743,624
WFCG Commercial Mortgage Trust 2015-BXRP D†	3.798%(1 Mo. LIBOR + 2.57%)	#	11/15/2029	1,848	1,851,996
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,227,588,093)					9,220,792,165

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.01%

Oil

Templar Energy LLC (cost $4,334,847)	Zero Coupon			433	4,172,290

	Interest Rate			Principal Amount (000)
U.S. TREASURY OBLIGATIONS 2.38%

U.S. Treasury Note	1.25%		8/31/2019	$351,721	351,205,785
U.S. Treasury Note	1.375%		6/30/2018	261,473	261,789,628
U.S. Treasury Note	1.625%		3/31/2019	384,454	386,451,358
Total U.S. Treasury Obligations (cost $1,000,643,965)					999,446,771
Total Long-Term Investments (cost $40,597,333,530)					40,703,846,203

SHORT-TERM INVESTMENTS 3.20%

COMMERCIAL PAPER 1.52%

Automotive 0.15%

Ford Motor Credit Co.	2.058%		7/16/2018	23,297	22,897,131
VW Credit, Inc.	1.545%		9/18/2017	40,830	40,800,693
Total					63,697,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.06%

Albemarle Corp.	1.747%	9/18/2017	$9,839	$9,831,009
Albemarle Corp.	1.747%	9/25/2017	16,500	16,481,080
Total				26,312,089

Electric: Power 0.12%

Electricite de France SA	1.931%	1/5/2018	24,823	24,678,772
Electricite de France SA	1.932%	1/5/2018	22,750	22,617,817
SCANA Corp.	1.746%	9/19/2017	2,750	2,747,635
Total				50,044,224

Financial Services 0.31%

Nasdaq, Inc.	1.578%	10/24/2017	6,000	5,986,308
Syngenta Wilmington, Inc.	2.199%	11/1/2017	43,350	43,223,977
Syngenta Wilmington, Inc.	2.243%	11/2/2017	39,000	38,884,657
Syngenta Wilmington, Inc.	2.276%	12/8/2017	40,852	40,655,400
Total				128,750,342

Media 0.05%

Viacom, Inc.	1.828%	9/8/2017	19,000	18,993,350

Natural Gas 0.04%

ONEOK, Inc.	1.848%	9/13/2017	15,000	14,990,900

Oil: Crude Producers 0.52%

Energy Transfer Partners	2.184%	9/5/2017	50,000	49,988,056
Energy Transfer Partners LP	1.937%	9/6/2017	77,000	76,979,574
Plains All American Pipeline LP	2.235%	9/25/2017	66,750	66,652,100
Plains All American Pipeline LP	2.336%	9/26/2017	25,000	24,960,069
Total				218,579,799

Oil: Integrated Domestic 0.17%

FMC Technologies, Inc.	1.566%	9/25/2017	73,110	73,034,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.10%

Kansas City Southern	1.675%	9/11/2017	$14,478	$14,471,364
Kansas City Southern	1.676%	9/6/2017	29,611	29,604,214
Total				44,075,578
Total Commercial Paper (cost $638,319,829)				638,479,046

CORPORATE BONDS 0.70%

Banks: Regional 0.20%

Bank of America Corp.	6.00%	9/1/2017	53,300	53,300,000
Deutsche Bank AG (United Kingdom)(f)	6.00%	9/1/2017	26,354	26,354,000
UniCredit Luxembourg Finance SA (Luxembourg)†(f)	6.00%	10/31/2017	3,088	3,103,558
Total				82,757,558

Business Services 0.00%

Total System Services, Inc.	2.375%	6/1/2018	425	426,366

Electric: Power 0.04%

Engie SA (France)†(f)	1.625%	10/10/2017	522	522,000
ITC Holdings Corp.†	6.05%	1/31/2018	4,023	4,086,132
New York State Electric & Gas Corp.†	6.15%	12/15/2017	10,265	10,384,701
Total				14,992,833

Electronics 0.03%

Tech Data Corp.	3.75%	9/21/2017	13,552	13,559,924

Financial Services 0.01%

Air Lease Corp.	2.125%	1/15/2018	2,000	2,002,963
Synchrony Financial	2.711%(3 Mo. LIBOR + 1.40%) #	11/9/2017	2,501	2,505,573
Total				4,508,536

Foreign Government 0.04%

SoQ Sukuk A QSC (Qatar)(f)	2.099%	1/18/2018	16,594	16,598,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.00%

QBE Insurance Group Ltd. (Australia)†(f)	2.40%	5/1/2018	$2,000	$2,002,286

Machinery: Agricultural 0.00%

Imperial Brands Finance plc (United Kingdom)†(f)	2.05%	7/20/2018	1,000	1,000,634

Media 0.01%

Time Warner Cable LLC	6.75%	7/1/2018	2,000	2,077,918

Oil: Crude Producers 0.14%

Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	57,976	58,810,140

Oil: Integrated Domestic 0.08%

Cameron International Corp.	6.375%	7/15/2018	500	519,332
TechnipFMC plc (United Kingdom)†(f)	2.00%	10/1/2017	31,748	31,748,591
Total				32,267,923

Real Estate Investment Trusts 0.11%

Mack-Cali Realty LP	2.50%	12/15/2017	25,545	25,574,295
Select Income REIT	2.85%	2/1/2018	20,748	20,808,184
Total				46,382,479

Retail 0.03%

Staples, Inc.	3.75%	1/12/2018	12,495	12,549,504

Telecommunications 0.01%

Nortel Networks Ltd. (Canada)(d)(f)	10.75%	7/15/2016	60,959	4,648,124
Total Corporate Bonds (cost $292,419,176)				292,582,373

FLOATING RATE LOANS(h) 0.10%

Electric Power 0.09%

Energy Future Intermediate Holding Co. LLC DIP Term Loan	4.234%	6/30/2018	39,138	39,363,044

Household Equipment/Products 0.01%

EMC Corporation Verdite Bridge Term Loan	2.96%	9/6/2017	4,299	4,299,480
Total Floating Rate Loans (cost $43,393,890)				$43,662,524

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 0.88%

Repurchase Agreement dated 8/31/2017, 0.12% due 9/1/2017 with Fixed Income Clearing Corp. collateralized by $34,215,000 of U.S. Treasury Inflation Indexed Bond at 3.875% due 4/15/2029; $100,000,000 of U.S. Treasury Inflation Indexed Bond at 2.50% due 1/15/2029; $91,610,000 of U.S. Treasury Note at 2.00% due 11/15/2026; $50,000,000 of U.S. Treasury Note at 2.375% due 5/15/2027; value: $352,277,024; proceeds: $345,369,109	$345,368	$345,367,958
Repurchase Agreement dated 8/31/2017, 0.98% due 9/1/2017 with J.P. Morgan Chase & Co. collateralized by $24,385,000 of Federal Home Loan Mortgage Corp. at 4.125% due 10/11/2033; value: $25,504,800; proceeds: $25,000,000	25,000	25,000,000
Total Repurchase Agreement (cost $370,367,958)		370,367,958
Total Short-Term Investments (cost $1,344,500,853)		1,345,091,901
Total Investments in Securities 100.22% (cost $41,941,834,383)		42,048,938,104
Liabilities in Excess of Cash and Other Assets(l) (0.22%)		(93,627,092)
Net Assets 100.00%		$41,955,311,012

BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal Corporation.
IO	Interest Only.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
REIT	Real Estate Investment Trust
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2017.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(o) in the Notes to Schedule of Investments.
(b)	Level 3 security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Securities purchased on a when-issued basis (See Note 2(f)).
(d)	Defaulted (non-income producing security).
(e)	Investment in non-U.S. dollar denominated securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

(f)	Foreign security traded in U.S. dollars.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2017.
(i)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Interest rate to be determined.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Credit Default Swaps on Indexes - Sell Protection at  August 31, 2017(1):

Referenced Index*	Swap Counterparty	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation (Depreciation)(4)	Credit Default Swap Agreements Receivable\ (Payable) at Fair Value(5)
Markit CMBX. NA.A.6	Credit Suisse	2.00%	5/11/2063	$30,000,000	$28,694,692	$(1,259,023)	$(46,284)	$(1,305,307)
Markit CMBX. NA.AA.6	Credit Suisse	1.50%	5/11/2063	27,000,000	27,138,023	(349,419)	487,442	138,023
Markit CMBX. NA.A.6	Deutsche Bank	2.00%	5/11/2063	45,000,000	43,042,039	(1,888,535)	(69,426)	(1,957,961)
Markit CMBX. NA.AA.6	Deutsche Bank	1.50%	5/11/2063	3,000,000	3,015,336	(38,824)	54,160	15,336
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	75,000,000	71,736,731	(3,147,559)	(115,711)	(3,263,269)
Markit CMBX. NA.AA.6	Morgan Stanley	1.50%	5/11/2063	15,000,000	15,076,679	(194,122)	270,801	76,679
						$(6,877,482)	$580,982	$(6,296,499)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage backed securities (See Note 2(n)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $812,403. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $231,421.
(5)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at August 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Standard Chartered Bank	11/16/2017	6,000,000	$7,102,602	$7,169,926	$(67,324)

Open Futures Contracts at August 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2017	33,725	Long	$7,292,830,794	$7,295,139,063	$2,308,268

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2017	2,704	Short	$(319,891,150)	$(320,424,000)	$(532,850)
U.S. 10-Year Treasury Note	December 2017	361	Short	(45,694,059)	(45,841,359)	(147,301)
Totals				$(365,585,209)	$(366,265,359)	$(680,151)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$9,426,114,773	$116,751,928	$9,542,866,701
Common Stocks
Oil	31,773,536	7,607,809	—	39,381,345
Convertible Bonds
Oil	—	—	861,111	861,111
Remaining Industries	—	81,018,480	—	81,018,480
Corporate Bonds	—	16,824,343,762	—	16,824,343,762
Floating Rate Loans
Aerospace/Defense	—	4,747,681	—	4,747,681
Business Services	—	16,495,411	6,957,610	23,453,021
Chemicals	—	—	129,279,013	129,279,013
Consumer Products	—	—	9,659,005	9,659,005
Containers	—	—	35,049,915	35,049,915
Drugs	—	—	18,430,335	18,430,335
Electric: Power	—	39,363,044	84,069,552	123,432,596
Electrical Equipment	—	—	80,387,640	80,387,640
Electronics	—	—	21,350,111	21,350,111
Food	—	18,298,290	—	18,298,290
Gaming	—	67,751,530	—	67,751,530
Health Care Products	—	49,582,192	65,388,843	114,971,035
Health Care Services	—	—	23,734,674	23,734,674
Household Equipment/Products	—	105,857,466	—	105,857,466
Lodging	—	—	41,629,500	41,629,500
Machinery: Industrial/Specialty	—	—	12,099,232	12,099,232
Manufacturing	—	63,152,972	—	63,152,972
Media	—	72,978,110	—	72,978,110
Metals & Minerals: Miscellaneous	—	27,582,740	—	27,582,740
Miscellaneous	—	—	112,771,512	112,771,512
Office Furniture & Business Equipment	—	—	24,265,584	24,265,584
Oil	—	—	16,102,481	16,102,481
Oil: Crude Producers	—	—	58,671,815	58,671,815
Real Estate Investment Trusts	—	—	83,121,225	83,121,225
Retail	—	205,836,328	19,141,486	224,977,814
Technology	—	9,030,847	—	9,030,847
Telecommunications	—	—	60,978,745	60,978,745
Foreign Government Obligations	—	114,388,048	—	114,388,048
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	1,540,970,183	—	1,540,970,183
Government Sponsored Enterprises Pass-Throughs	—	920,807,527	—	920,807,527
Municipal Bonds	—	167,277,828	—	167,277,828
Non-Agency Commercial Mortgage-Backed Securities	—	8,884,589,921	336,202,244	9,220,792,165
Preferred Stock	—	4,172,290	—	4,172,290
U.S. Treasury Obligations	—	999,446,771	—	999,446,771
Commercial Paper	—	638,479,046	—	638,479,046
Repurchase Agreement	—	370,367,958	—	370,367,958
Total	$31,773,536	$40,660,261,007	$1,356,903,561	$42,048,938,104

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2017

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credit Default Swaps
Assets	$—	$230,038	$—	$230,038
Liabilities	—	(6,526,538)	—	(6,526,538)
Forward Foreign Currency Exchange Contracts
Assets	—	—	—	—
Liabilities		(67,324)	—	(67,324)
Futures Contracts
Assets	2,308,268	—	—	2,308,268
Liabilities	(680,151)	—	—	(680,151)
Total	$1,628,117	$(6,363,824)	$—	$(4,735,707)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2016	$116,020,375	$1,240,631	$630,595,567	$876,039,954
Accrued discounts/premiums	38	—	289,426	(1,157,897)
Realized gain (loss)	—	—	728,742	881,391
Change in unrealized appreciation/depreciation	(38)	(379,520)	1,267,367	427,041
Purchases	116,751,928	—	792,711,576	171,362,453
Sales	—	—	(388,428,001)	(150,092,723)
Net transfers into Level 3	—	—	23,997,845	—
Net transfers out of Level 3	(116,020,375)	—	(158,074,244)	(561,257,975)
Balance as of August 31, 2017	$116,751,928	861,111	$903,088,278	$336,202,244
Net change in unrealized appreciation/depreciation for period ended August 31, 2017 related to Level 3 investments held at August 31, 2017	$(38)	$(379,520)	$1,973,984	$1,023,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 109.26%

ASSET-BACKED SECURITIES 18.11%

Automobiles 8.81%

Ally Auto Receivables Trust 2014-A†	0.63%	4/15/2019	$3,367	$3,362,840
American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	4,587	4,648,738
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	4,406	4,441,987
AmeriCredit Automobile Receivables Trust 2014-1 C	2.15%	3/9/2020	2,615	2,620,956
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	664	663,919
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	12,880	12,982,079
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	2,117	2,116,824
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	598	598,208
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	1,934	1,932,104
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	13,152	13,154,283
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	4,919	5,006,378
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	3,726	3,727,759
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	2,022	2,028,514
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	3,267	3,270,583
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	6,628	6,628,870
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	3,109	3,144,826
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	3,588	3,598,659
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	2,460	2,480,598
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	5,800	5,807,357
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,940	5,994,047
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	750	758,858
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	1,162	1,161,433
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	4,001	4,005,312
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	2,393	2,402,973
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	6,127	6,144,263
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	2,317	2,317,584
CarMax Auto Owner Trust 2014-1 A4	1.32%	7/15/2019	1,620	1,619,332
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	61	60,712
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	810	809,742
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	2,392	2,392,203
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	824	823,520
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	2,556	2,553,984
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	3,490	3,482,884
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	1,868	1,865,393
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	4,609	4,612,117

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	$2,425	$2,458,774
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	295	295,101
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	1,265	1,280,079
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	888	890,609
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	1,010	1,086,886
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	1,103	1,111,056
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	3,614	3,641,991
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	3,804	3,927,333
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	1,893	1,899,818
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	5,026	5,077,892
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	1,735	1,784,453
Drive Auto Receivables Trust 2017-2 A2A	1.63%	8/15/2019	7,124	7,125,901
Drive Auto Receivables Trust 2017-2 A3	1.82%	6/15/2020	6,944	6,951,555
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	3,572	3,589,534
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	2,964	3,034,598
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	2,950	2,966,146
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	77	77,270
First Investors Auto Owner Trust 2013-2A D†	3.58%	6/15/2020	1,661	1,661,965
First Investors Auto Owner Trust 2015-2A A1†	1.59%	12/16/2019	441	440,623
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	2,020	2,016,786
First Investors Auto Owner Trust 2017-2A A1†	1.86%	10/15/2021	12,894	12,898,314
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	4,490	4,503,668
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	2,205	2,216,102
Ford Credit Auto Owner Trust 2014-C A3	1.06%	5/15/2019	1,447	1,445,843
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	2,146	2,144,555
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	3,737	3,730,366
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	2,601	2,614,754
GM Financial Consumer Automobile 2017-1A B†	2.30%	6/16/2023	1,062	1,068,192
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	1,946	1,947,663
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%	9/17/2018	1,026	1,025,914
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	1,529	1,528,155
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	3,650	3,644,909
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%	7/16/2018	1,340	1,339,497
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%	3/15/2019	4,815	4,811,899
Santander Drive Auto Receivables Trust 2013-5 E†	3.73%	3/15/2021	12,435	12,598,219
Santander Drive Auto Receivables Trust 2014-2 C	2.33%	11/15/2019	1,382	1,385,168
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	7,061	7,070,819
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	3,180	3,193,401
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	7,125	7,261,734
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	12,530	12,602,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%	7/15/2019	$198	$198,558
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	1,245	1,249,382
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	1,697	1,696,058
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	1,740	1,740,410
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%	3/16/2020	13,469	13,468,337
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	5,425	5,539,539
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%	9/16/2019	5,659	5,659,588
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	4,877	4,797,238
TCF Auto Receivables Owner Trust 2014-1A A4†	1.56%	1/15/2020	4,732	4,729,867
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%	12/16/2019	2,366	2,364,663
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	5,176	5,204,439
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	2,948	2,959,114
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%	10/15/2018	1,058	1,057,285
Volkswagen Auto Loan Enhanced Trust 2014-1 A4	1.45%	9/21/2020	5,763	5,762,065
Westlake Automobile Receivables Trust 2016-2A A2†	1.57%	6/17/2019	2,027	2,027,343
Wheels SPV 2 LLC 2016-1A A2†	1.59%	5/20/2025	4,845	4,842,168
Total				326,866,257

Credit Cards 4.43%

American Express Credit Account Master Trust 2014-3 A	1.49%	4/15/2020	7,127	7,127,053
BA Credit Card Trust 2015-A1 A	1.557%(1 Mo. LIBOR + .33%)#	6/15/2020	24,755	24,780,710
Capital One Multi-Asset Execution Trust 2015-A1	1.39%	1/15/2021	2,404	2,403,937
Chase Issuance Trust 2015-A2	1.59%	2/18/2020	18,726	18,743,651
Chase Issuance Trust 2015-A5	1.36%	4/15/2020	10,013	10,010,816
Citibank Credit Card Issuance Trust 2007-A8	5.65%	9/20/2019	4,824	4,832,277
Citibank Credit Card Issuance Trust 2014-A1	2.88%	1/23/2023	1,000	1,035,002
Citibank Credit Card Issuance Trust 2017-A5	1.855%(1 Mo. LIBOR + .62%)#	4/22/2026	4,595	4,642,980
Discover Card Execution Note Trust 2013-A1	1.527%(1 Mo. LIBOR + .30%)#	8/17/2020	20,830	20,857,725
Discover Card Execution Note Trust 2014-A5 A	1.39%	4/15/2020	1,162	1,162,023
Discover Card Execution Note Trust 2016-A4	1.39%	3/15/2022	11,827	11,776,313
Discover Card Execution Note Trust 2017-A4	2.53%	10/15/2026	3,706	3,747,004
Synchrony Credit Card Master Note Trust 2014-1 A	1.61%	11/15/2020	17,402	17,407,847
World Financial Network Credit Card Master Trust 2013-A A	1.61%	12/15/2021	14,373	14,378,617
World Financial Network Credit Card Master Trust 2015-A A	1.707%(1 Mo. LIBOR + .48%)#	2/15/2022	12,469	12,493,475
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	8,959	8,981,498
Total				164,380,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Home Equity 0.02%

New Century Home Equity Loan Trust 2005-A A6	4.57%	8/25/2035	$667	$673,990

Other 4.85%

Ally Master Owner Trust 2012-5 A	1.54%	9/15/2019	10,008	10,007,645
Ally Master Owner Trust 2014-5 A2	1.60%	10/15/2019	6,860	6,860,853
Anchorage Capital CLO 4 Ltd. 2014-4A A1AR†	2.454%(3 Mo. LIBOR + 1.14%)#	7/28/2026	8,300	8,328,279
Apidos CLO XVI 2013-16A CR†	4.306%(3 Mo. LIBOR + 3.00%)#	1/19/2025	1,250	1,259,452
Ares XXIX CLO Ltd. 2014-1A A1R†	2.494%(3 Mo. LIBOR + 1.19%)#	4/17/2026	7,000	7,027,857
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%	4/10/2019	1,473	1,471,574
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%	5/10/2022	1,870	1,861,632
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%	9/12/2022	1,200	1,205,977
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%	7/10/2019	4,079	4,083,256
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	1,226	1,231,129
Avery Point V CLO Ltd. 2014-5A BR†	2.804%(3 Mo. LIBOR + 1.50%)#	7/17/2026	2,518	2,528,217
Birchwood Park CLO Ltd. 2014-1A AR†	2.484%(3 Mo. LIBOR + 1.18%)#	7/15/2026	4,000	4,011,952
BlueMountain CLO Ltd. 2014-4A A1R†	2.668%(3 Mo. LIBOR + 1.35%)#	11/30/2026	6,500	6,514,913
Carlyle Global Market Strategies CLO Ltd. 2013-4A A2R†	2.824%(3 Mo. LIBOR + 1.52%)#	10/15/2025	9,650	9,714,538
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.787%(3 Mo. LIBOR + 1.47%)#	4/27/2027	6,550	6,558,911
Cent CLO Ltd. 2013-18A A†	2.433%(3 Mo. LIBOR + 1.12%)#	7/23/2025	1,130	1,130,594
CIFC Funding V Ltd. 2014-5A A1R†	2.704%(3 Mo. LIBOR + 1.40%)#	1/17/2027	6,500	6,535,059
CNH Equipment Trust 2014-C A3	1.05%	11/15/2019	575	574,195
CNH Equipment Trust 2016-A A2B	1.747%(1 Mo. LIBOR + .52%)#	7/15/2019	1,272	1,273,279
Dell Equipment Finance Trust 2015-2 A3†	1.72%	9/22/2020	994	994,081
Dell Equipment Finance Trust 2016-1 A3†	1.65%	7/22/2021	533	533,283
Dell Equipment Finance Trust 2017-1 A1†	1.35%	5/22/2018	8,574	8,576,051
Dell Equipment Finance Trust 2017-1 A2†	1.86%	6/24/2019	1,250	1,251,868
Diamond Resorts Owner Trust 2013-1 A†	1.95%	1/20/2025	923	918,527
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	1,527	1,511,545
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	883	896,640
DRB Prime Student Loan Trust 2015-D A2†	3.20%	1/25/2040	4,781	4,882,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	$3,144	$3,137,154
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	2,219	2,221,615
Jackson Mill CLO Ltd. 2015-1A A†	2.844%(3 Mo. LIBOR + 1.54	%)#	4/15/2027	8,300	8,359,858
JFIN Revolver CLO Ltd. 2014-2A A2†	2.616%(3 Mo. LIBOR + 1.30	%)#	2/20/2022	973	976,747
KKR CLO Ltd. 11-A†	2.824%(3 Mo. LIBOR +1.52	%)#	4/15/2027	8,000	8,021,798
Laurel Road Prime Student Loan Trust 2017-B A1FX†	1.63%		8/25/2042	941	943,495
Macquarie Equipment Funding Trust 2014-A A3†	1.23%		7/20/2021	475	474,187
Madison Park Funding IV Ltd. 2007-4A A1B†	1.587%(3 Mo. LIBOR + .30	%)#	3/22/2021	5,654	5,640,614
Marathon CLO IV Ltd. 2012-4A A1†	2.706%(3 Mo. LIBOR + 1.39	%)#	5/20/2023	515	515,131
NZCG Funding Ltd. 2015-2A A1†	2.867%(3 Mo. LIBOR + 1.55	%)#	4/27/2027	4,670	4,676,430
Oaktree EIF I Series Ltd. 2015-A1 B†	3.904%(3 Mo. LIBOR + 2.60	%)#	10/18/2027	5,750	5,768,749
Oaktree EIF II Series Ltd. 2014-A2 AR†	2.465	%#	11/15/2025	4,000	4,009,472
Oaktree EIF II Series Ltd. 2014-A2 BR†	3.015%(3 Mo. LIBOR + 1.70	%)#	11/15/2025	5,790	5,829,303
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	3,163	3,203,546
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,983	2,030,456
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	309	322,883
OneMain Financial Issuance Trust 2017-1A A1†(a)	2.37%		9/14/2032	6,555	6,585,500
Palmer Square Loan Funding Ltd. 2017-1A B†(a)	Zero Coupon(3 Mo. LIBOR + 1.70	%)#	10/15/2025	2,500	2,507,637
Regatta IV Funding Ltd. 2014-1A DR†	4.614%(3 Mo. LIBOR + 3.30	%)#	7/25/2026	4,250	4,252,943
SLM Private Education Loan Trust 2010-A 2A†	4.477%(1 Mo. LIBOR + 3.25	%)#	5/16/2044	1,367	1,416,054
Tryon Park CLO Ltd. 2013-1A A1†	2.424%(3 Mo. LIBOR + 1.12	%)#	7/15/2025	5,000	5,012,591
Venture XVIII CLO Ltd. 2014-18A A†	2.754%(3 Mo. LIBOR + 1.45	%)#	10/15/2026	2,250	2,257,698
Total					179,908,043
Total Asset-Backed Securities (cost $670,588,130)					671,829,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Shares (000)		Fair Value
COMMON STOCK 0.00%

Oil

OGX Petroleo e Gas SA ADR* (cost $41,276)				27	$15,486

			Principal Amount (000)
CONVERTIBLE BONDS 0.00%

Oil

Oleo e Gas Participacoes SA(b)(c)	10.00%	9/1/2017	BRL	22	26,625	(d)(e)
Oleo e Gas Participacoes SA(b)(c)	10.00%	9/1/2017	BRL	18	21,154	(d)(e)
Total Convertible Bonds (cost $123,390)					47,779

CORPORATE BONDS 24.37%

Air Transportation 0.05%

Air Canada (Canada)†(f)	7.75%	4/15/2021		$497	571,103
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022		1,394	1,462,349
Total					2,033,452

Auto Parts: Original Equipment 0.04%

International Automotive Components Group SA (Luxembourg)†(f)	9.125%	6/1/2018		1,446	1,424,310

Automotive 0.75%

Aston Martin Capital Holdings Ltd. (Jersey)†(f)	6.50%	4/15/2022		1,797	1,885,502
Ford Motor Co.	7.45%	7/16/2031		6,591	8,464,242
General Motors Co.	6.60%	4/1/2036		10,415	12,231,164
Tesla, Inc.†	5.30%	8/15/2025		5,515	5,435,722
Total					28,016,630

Banks: Regional 5.64%

Akbank Turk AS (Turkey)†(f)	4.00%	1/24/2020		2,450	2,468,265
Akbank Turk AS (Turkey)†(f)	7.20%(5 Yr Swap rate + 5.03%)#	3/16/2027		1,265	1,343,028
Banco de Bogota SA (Colombia)†(f)	4.375%	8/3/2027		1,350	1,357,965
Banco de Bogota SA (Colombia)†(f)	6.25%	5/12/2026		2,805	3,043,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Banco de Credito e Inversiones (Chile)†(f)	4.00%	2/11/2023	$361	$379,516
Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(f)	4.375%	4/11/2027	2,450	2,468,130
Banco Nacional de Comercio Exterior SNC (Mexico)†(f)	4.375%	10/14/2025	1,000	1,041,250
Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37%)#	7/21/2028	10,865	11,041,969
Bank of America Corp.	3.824%(3 Mo. LIBOR + 1.58%)#	1/20/2028	13,431	13,867,264
Bank of America Corp.	3.95%	4/21/2025	2,775	2,868,503
Bank of America Corp.	4.00%	1/22/2025	4,554	4,716,855
Bank of America Corp.	4.45%	3/3/2026	2,000	2,130,133
Citigroup, Inc.	3.668%(3 Mo. LIBOR + 1.39%)#	7/24/2028	9,948	10,113,882
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56%)#	1/10/2028	6,995	7,240,577
Citigroup, Inc.	4.45%	9/29/2027	4,060	4,297,862
First Republic Bank	4.625%	2/13/2047	2,773	2,912,095
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05%)#	6/5/2023	7,454	7,495,103
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	3,848	5,113,772
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	5,902	7,784,732
Intesa Sanpaolo SpA (Italy)†(f)	5.71%	1/15/2026	3,251	3,441,571
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%)#	5/1/2028	3,733	3,807,768
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.337%)#	2/1/2028	22,598	23,481,133
Manufacturers & Traders Trust Co.	3.40%	8/17/2027	1,938	1,968,187
Morgan Stanley	3.625%	1/20/2027	4,515	4,620,757
Morgan Stanley	3.875%	1/27/2026	2,432	2,544,980
Morgan Stanley	4.00%	7/23/2025	7,227	7,635,485
Morgan Stanley	7.25%	4/1/2032	523	725,750
Popular, Inc.	7.00%	7/1/2019	1,086	1,143,286
Santander UK Group Holdings plc (United Kingdom)†(f)	4.75%	9/15/2025	6,755	7,061,008
Santander UK plc (United Kingdom)†(f)	5.00%	11/7/2023	1,480	1,613,836
Santander UK plc (United Kingdom)(f)	7.95%	10/26/2029	4,693	6,006,801
Toronto-Dominion Bank (The) (Canada)(f)	3.625%(5 Yr Swap rate + 2.21%)#	9/15/2031	9,952	9,982,994
Turkiye Garanti Bankasi AS (Turkey)†(f)	6.125%(5 Yr Swap rate + 4.22%)#	5/24/2027	3,200	3,242,397
Turkiye Garanti Bankasi AS (Turkey)†(f)	6.25%	4/20/2021	1,100	1,178,449
Wells Fargo & Co.	3.00%	10/23/2026	6,142	6,080,000
Wells Fargo Bank NA	5.85%	2/1/2037	12,028	15,218,162
Wells Fargo Bank NA	6.60%	1/15/2038	8,839	12,236,062
Westpac Banking Corp. (Australia)(f)	4.322%(USISDA05 + 2.24%)#	11/23/2031	5,402	5,622,857
Total				209,295,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.53%

Anheuser-Busch InBev Finance, Inc.	4.70%	2/1/2036	$11,613	$12,914,247
Becle SAB de CV (Mexico)†(f)	3.75%	5/13/2025	1,900	1,937,969
Central American Bottling Corp. (Guatemala)†(f)	5.75%	1/31/2027	4,671	4,955,837
Total				19,808,053

Building Materials 0.25%

Standard Industries, Inc.†	5.50%	2/15/2023	1,758	1,856,887
Standard Industries, Inc.†	6.00%	10/15/2025	6,892	7,443,360
Total				9,300,247

Business Services 0.25%

Adani Ports & Special Economic Zone Ltd. (India)†(f)	4.00%	7/30/2027	2,055	2,067,768
Ashtead Capital, Inc.†	4.375%	8/15/2027	2,043	2,086,414
Brand Energy & Infrastructure Services, Inc.†	8.50%	7/15/2025	1,719	1,856,520
Rent-A-Center, Inc.	4.75%	5/1/2021	3,527	3,236,022
Total				9,246,724

Chemicals 0.54%

Blue Cube Spinco, Inc.	10.00%	10/15/2025	5,408	6,692,400
Chemours Co. (The)	7.00%	5/15/2025	2,013	2,229,397
Equate Petrochemical BV (Netherlands)†(f)	4.25%	11/3/2026	4,800	4,968,000
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	603	679,883
Mexichem SAB de CV (Mexico)†(f)	4.875%	9/19/2022	1,364	1,468,005
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	766	798,555
Tronox Finance LLC	6.375%	8/15/2020	402	409,035
Tronox Finance LLC†	7.50%	3/15/2022	2,013	2,118,682
Valvoline, Inc.†	5.50%	7/15/2024	748	795,685
Total				20,159,642

Coal 0.04%

Peabody Energy Corp.†	6.00%	3/31/2022	555	570,956
Peabody Energy Corp.†	6.375%	3/31/2025	877	897,829
Total				1,468,785

Computer Hardware 0.47%

Dell International LLC/EMC Corp.†(a)	3.48%	6/1/2019	7,647	7,818,566
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	3,682	4,117,274
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	1,902	2,107,854
Dell International LLC/EMC Corp.†	8.10%	7/15/2036	2,756	3,477,327
Total				17,521,021

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.25%

Camelot Finance SA (Luxembourg)†(f)	7.875%	10/15/2024	$971	$1,055,963
Oracle Corp.	6.125%	7/8/2039	3,777	5,058,478
VMware, Inc.	3.90%	8/21/2027	2,981	3,012,491
Total				9,126,932

Construction/Homebuilding 0.14%

AV Homes, Inc.	6.625%	5/15/2022	1,653	1,709,830
Century Communities, Inc.†	5.875%	7/15/2025	2,455	2,442,725
PulteGroup, Inc.	7.875%	6/15/2032	949	1,124,565
Total				5,277,120

Containers 0.10%

BWAY Holding Co.†	7.25%	4/15/2025	3,520	3,603,600

Diversified 0.02%

KOC Holding AS (Turkey)†(f)	5.25%	3/15/2023	625	664,311

Drugs 0.08%

Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(f)	2.20%	7/21/2021	2,972	2,830,937

Electric: Power 1.02%

Appalachian Power Co.	7.00%	4/1/2038	3,100	4,407,248
Berkshire Hathaway Energy Co.	6.50%	9/15/2037	3,267	4,466,424
Dominion Energy, Inc.	7.00%	6/15/2038	1,707	2,322,346
Dynegy, Inc.	7.625%	11/1/2024	3,596	3,726,355
Exelon Generation Co. LLC	5.60%	6/15/2042	2,500	2,618,315
Exelon Generation Co. LLC	6.25%	10/1/2039	4,230	4,784,906
FirstEnergy Corp.	4.85%	7/15/2047	1,375	1,440,055
Massachusetts Electric Co.†	4.004%	8/15/2046	3,105	3,232,756
Midamerican Funding LLC	6.927%	3/1/2029	2,583	3,475,093
Minejesa Capital BV (Netherlands)†(f)	4.625%	8/10/2030	1,800	1,839,298
Orazul Energy Egenor S en C por A (Peru)†(f)	5.625%	4/28/2027	3,936	3,837,600
Origin Energy Finance Ltd. (Australia)†(f)	3.50%	10/9/2018	1,500	1,518,406
Total				37,668,802

Electrical Equipment 0.12%

Xilinx, Inc.	2.95%	6/1/2024	4,315	4,380,478

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Engineering & Contracting Services 0.17%

Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(f)	6.75%	3/30/2029	$1,955	$2,123,619
China Railway Resources Huitung Ltd. (Hong Kong)(f)	3.85%	2/5/2023	2,849	2,976,977
Mexico City Airport Trust (Mexico)†(f)	4.25%	10/31/2026	1,115	1,154,025
Total				6,254,621

Entertainment 0.36%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027	4,809	5,061,472
Eldorado Resorts, Inc.	7.00%	8/1/2023	765	825,244
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	2,986	3,224,880
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	4,189	4,414,159
Total				13,525,755

Financial Services 1.47%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	3,039	3,111,750
Affiliated Managers Group, Inc.	4.25%	2/15/2024	1,612	1,713,886
Discover Financial Services	4.10%	2/9/2027	8,241	8,458,266
E*TRADE Financial Corp.	3.80%	8/24/2027	1,597	1,624,829
Intelsat Connect Finance SA (Luxembourg)†(f)	12.50%	4/1/2022	2,383	2,281,723
International Lease Finance Corp.	5.875%	4/1/2019	8,844	9,364,287
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	2,126	2,176,493
Navient Corp.	6.625%	7/26/2021	6,760	7,224,750
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	2,312	2,465,953
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	2,540	2,511,390
OM Asset Management plc (United Kingdom)(f)	4.80%	7/27/2026	3,066	3,173,731
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	5,174	5,879,915
SURA Asset Management SA (Colombia)†(f)	4.375%	4/11/2027	4,400	4,466,000
Total				54,452,973

Food 0.22%

Arcor SAIC (Argentina)†(f)	6.00%	7/6/2023	2,538	2,725,812
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	2,262	2,468,408
Gruma SAB de CV (Mexico)†(f)	4.875%	12/1/2024	1,100	1,194,875
McCormick & Co., Inc.	3.40%	8/15/2027	1,804	1,828,722
Total				8,217,817

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.75%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	$1,000	$1,047,500
Ascension Health	3.945%	11/15/2046	1,803	1,892,318
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	4,185	4,232,081
HCA, Inc.	5.50%	6/15/2047	2,657	2,753,316
HCA, Inc.	7.50%	11/6/2033	880	1,003,200
Kaiser Foundation Hospitals	4.15%	5/1/2047	2,452	2,643,165
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	645	693,375
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	3,330	3,411,161
NYU Hospitals Center	4.368%	7/1/2047	578	626,936
Tenet Healthcare Corp.	8.125%	4/1/2022	3,003	3,160,658
WellCare Health Plans, Inc.	5.25%	4/1/2025	5,962	6,260,100
Total				27,723,810

Household Equipment/Products 0.10%

Central Garden & Pet Co.	6.125%	11/15/2023	3,475	3,718,250

Insurance 0.53%

American International Group, Inc.	4.70%	7/10/2035	3,548	3,867,642
Lincoln National Corp.	6.30%	10/9/2037	1,378	1,741,964
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	7,921	9,013,967
Unum Group	5.75%	8/15/2042	1,731	2,097,360
Willis North America, Inc.	7.00%	9/29/2019	2,555	2,797,339
Total				19,518,272

Investment Management Companies 0.02%

GrupoSura Finance SA†	5.50%	4/29/2026	750	820,688

Leisure 0.47%

Carlson Travel, Inc.†	6.75%	12/15/2023	3,073	3,003,857
Carnival plc	7.875%	6/1/2027	3,957	5,294,315
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	6,863	9,120,852
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	68	73,610
Total				17,492,634

Machinery: Agricultural 0.14%

BAT Capital Corp.†	3.557%	8/15/2027	4,953	5,033,881

Machinery: Industrial/Specialty 0.15%

SPX FLOW, Inc.†	5.625%	8/15/2024	5,295	5,506,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Oil Well Equipment & Services 0.09%

BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	$2,940	$3,217,536

Manufacturing 0.34%

Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	4,480	4,613,504
Koppers, Inc.†	6.00%	2/15/2025	1,638	1,740,375
Siemens Financieringsmaatschappij NV (Netherlands)†(f)	3.40%	3/16/2027	5,909	6,109,123
Total				12,463,002

Media 1.61%

21st Century Fox America, Inc.	6.90%	8/15/2039	3,664	4,976,295
Block Communications, Inc.†	6.875%	2/15/2025	3,265	3,528,241
Cablevision SA (Argentina)†(f)	6.50%	6/15/2021	350	374,738
Cablevision Systems Corp.	5.875%	9/15/2022	3,673	3,847,467
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	4,232	4,484,608
Comcast Corp.	6.95%	8/15/2037	3,199	4,455,173
Cox Communications, Inc.†	8.375%	3/1/2039	6,139	8,407,183
CSC Holdings LLC†	10.875%	10/15/2025	1,385	1,707,013
DISH DBS Corp.	7.75%	7/1/2026	3,055	3,593,444
Grupo Televisa SAB (Mexico)(f)	6.625%	1/15/2040	2,216	2,689,004
Myriad International Holdings BV (Netherlands)†(f)	5.50%	7/21/2025	2,500	2,750,000
SFR Group SA (France)†(f)	6.00%	5/15/2022	1,666	1,751,382
SFR Group SA (France)†(f)	6.25%	5/15/2024	2,000	2,115,000
Time Warner Cable LLC	7.30%	7/1/2038	4,245	5,248,395
Time Warner Entertainment Co. LP	8.375%	7/15/2033	2,400	3,231,660
Univision Communications, Inc.†	5.125%	2/15/2025	2,524	2,542,930
VTR Finance BV (Netherlands)†(f)	6.875%	1/15/2024	3,890	4,142,850
Total				59,845,383

Metal Fabricating 0.02%

Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	821	884,628

Metals & Minerals: Miscellaneous 1.12%

Aleris International, Inc.†	9.50%	4/1/2021	1,832	1,955,660
Anglo American Capital plc (United Kingdom)†(f)	4.75%	4/10/2027	692	730,060
Barrick International Barbados Corp. (Barbados)†(f)	6.35%	10/15/2036	1,711	2,126,389
Barrick North America Finance LLC	7.50%	9/15/2038	711	950,555
Corp. Nacional del Cobre de Chile (Chile)†(f)	4.50%	9/16/2025	7,800	8,463,036
Freeport-McMoRan, Inc.	3.875%	3/15/2023	5,715	5,686,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

Glencore Finance Canada Ltd. (Canada)†(f)	5.55%	10/25/2042	$4,388	$4,863,172
Hudbay Minerals, Inc. (Canada)†(f)	7.25%	1/15/2023	469	506,520
Hudbay Minerals, Inc. (Canada)†(f)	7.625%	1/15/2025	703	778,573
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(f)	6.625%	10/14/2022	3,260	3,663,686
New Gold, Inc. (Canada)†(f)	6.25%	11/15/2022	5,384	5,599,360
Teck Resources Ltd. (Canada)(f)	4.75%	1/15/2022	6,033	6,357,575
Total				41,681,011

Natural Gas 0.14%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	4,920	5,295,892

Oil 1.64%

Afren plc (United Kingdom)†(c)(f)	10.25%	4/8/2019	2,537	13,193
Continental Resources, Inc.	3.80%	6/1/2024	1,572	1,469,820
Eni SpA (Italy)†(f)	5.70%	10/1/2040	12,550	13,472,515
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	3,657	3,593,003
Gazprom OAO via Gaz Capital SA (Luxembourg)†(f)	4.95%	2/6/2028	1,300	1,324,466
Halcon Resources Corp.†	6.75%	2/15/2025	3,530	3,565,300
Kerr-McGee Corp.	7.875%	9/15/2031	1,773	2,293,908
MEG Energy Corp. (Canada)†(f)	7.00%	3/31/2024	1,788	1,430,400
OGX Austria GmbH (Brazil)†(c)(f)	8.50%	6/1/2018	1,730	35
Pertamina Persero PT (Indonesia)†(f)	5.625%	5/20/2043	2,300	2,468,093
Petrobras Global Finance BV (Netherlands)(f)	4.375%	5/20/2023	2,346	2,302,599
Petrobras Global Finance BV (Netherlands)(f)	7.25%	3/17/2044	2,926	3,032,068
Petroleos Mexicanos (Mexico)(f)	4.50%	1/23/2026	3,213	3,252,359
Precision Drilling Corp. (Canada)(f)	7.75%	12/15/2023	950	947,625
Raizen Fuels Finance SA (Luxembourg)†(f)	5.30%	1/20/2027	1,142	1,201,955
Sanchez Energy Corp.	6.125%	1/15/2023	5,063	3,885,852
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	1,548	1,677,993
SM Energy Co.	5.625%	6/1/2025	196	178,360
SM Energy Co.	6.50%	1/1/2023	5,914	5,692,225
Valero Energy Corp.	10.50%	3/15/2039	2,002	3,329,115
WPX Energy, Inc.	5.25%	9/15/2024	2,783	2,741,255
WPX Energy, Inc.	6.00%	1/15/2022	782	810,348
YPF SA (Argentina)†(f)	8.50%	7/28/2025	1,787	2,070,240
Total				60,752,727

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 0.65%

Energy Transfer LP	7.50%	7/1/2038	$3,541	$4,362,712
GNL Quintero SA (Chile)†(f)	4.634%	7/31/2029	1,650	1,727,880
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	4,180,374
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	405	504,808
Kinder Morgan, Inc.	7.75%	1/15/2032	8,381	10,812,281
Regency Energy Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	470	509,917
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	1,527	1,985,638
Total				24,083,610

Oil: Integrated Domestic 0.18%

Halliburton Co.	6.70%	9/15/2038	613	792,339
Halliburton Co.	7.45%	9/15/2039	1,385	1,928,350
Transocean Proteus Ltd.†	6.25%	12/1/2024	2,496	2,626,672
Trinidad Drilling Ltd. (Canada)†(f)	6.625%	2/15/2025	1,365	1,269,450
Total				6,616,811

Real Estate Investment Trusts 1.04%

CBRE Services, Inc.	5.25%	3/15/2025	568	629,542
EPR Properties	4.50%	6/1/2027	1,000	1,018,027
EPR Properties	4.75%	12/15/2026	5,161	5,373,833
EPR Properties	5.25%	7/15/2023	6,905	7,464,069
Equinix, Inc.	5.875%	1/15/2026	5,028	5,530,800
Kilroy Realty LP	6.625%	6/1/2020	517	573,637
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	1,327	1,449,748
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(f)	3.875%	3/20/2027	5,683	5,953,065
Physicians Realty LP	4.30%	3/15/2027	1,320	1,365,199
VEREIT Operating Partnership LP	3.00%	2/6/2019	9,292	9,408,812
Total				38,766,732

Retail 0.50%

FirstCash, Inc.†	5.375%	6/1/2024	1,735	1,834,763
L Brands, Inc.	6.875%	11/1/2035	4,711	4,534,337
New Albertson’s, Inc.	7.45%	8/1/2029	1,334	1,170,985
PetSmart, Inc.†	5.875%	6/1/2025	3,345	3,002,138
PetSmart, Inc.†	7.125%	3/15/2023	2,300	1,880,250
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	3,523	3,514,192
PVH Corp.	7.75%	11/15/2023	2,290	2,788,075
Total				18,724,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel 0.15%

Cleveland-Cliffs, Inc.†	5.75%	3/1/2025	$4,188	$4,111,150
Vale Overseas Ltd. (Brazil)(f)	6.875%	11/10/2039	1,300	1,488,500
Total				5,599,650

Technology 1.03%

Alibaba Group Holding Ltd. (China)(f)	3.60%	11/28/2024	5,900	6,180,580
Amazon.com, Inc.†	3.15%	8/22/2027	6,167	6,291,331
Amazon.com, Inc.	4.80%	12/5/2034	11,731	13,495,844
Baidu, Inc. (China)(f)	3.50%	11/28/2022	3,350	3,493,799
Netflix, Inc.†	4.375%	11/15/2026	5,242	5,124,055
Tencent Holdings Ltd. (China)†(f)	3.375%	5/2/2019	3,500	3,581,950
Total				38,167,559

Telecommunications 0.91%

AT&T, Inc.	5.25%	3/1/2037	947	1,000,922
AT&T, Inc.	6.00%	8/15/2040	9,767	11,099,488
AT&T, Inc.	6.50%	9/1/2037	4,692	5,608,290
CommScope Technologies LLC†	5.00%	3/15/2027	1,965	1,963,133
MTN Mauritius Investment Ltd. (Mauritius)†(f)	4.755%	11/11/2024	1,865	1,838,191
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	1,800	1,808,417
Sprint Corp.	7.125%	6/15/2024	5,080	5,594,350
Verizon Communications, Inc.	4.812%	3/15/2039	1,659	1,687,936
Verizon Communications, Inc.	5.25%	3/16/2037	2,289	2,476,056
VimpelCom Holdings BV (Netherlands)†(f)	5.95%	2/13/2023	750	812,257
Total				33,889,040

Transportation: Miscellaneous 0.14%

Autoridad del Canal de Panama (Panama)†(f)	4.95%	7/29/2035	200	222,750
Rumo Luxembourg Sarl (Luxembourg)†(f)	7.375%	2/9/2024	3,163	3,393,899
XPO Logistics, Inc.†	6.125%	9/1/2023	1,391	1,457,072
Total				5,073,721

Utilities 0.14%

Aquarion Co.†	4.00%	8/15/2024	4,791	5,069,682
Total Corporate Bonds (cost $875,704,546)				904,224,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN BONDS 0.07%

Brazil 0.02%

BRF SA†(b)	7.75%	5/22/2018	BRL	2,500	$788,237

Mexico 0.05%

Red de Carreteras de Occidente S.A.P.I.B. de CV†(b)	9.00%	6/10/2028	MXN	31,250	1,696,086
Total Foreign Bonds (cost $3,748,146)					2,484,323

FOREIGN GOVERNMENT OBLIGATIONS 3.65%

Argentina 0.70%
City of Buenos Aires(b)	23.836%(BADLAR + 3.25%)#	3/29/2024	ARS	12,100	678,956
Provincia de Buenos Aires†(f)	6.50%	2/15/2023		$1,533	1,605,511
Provincia de Mendoza†(f)	8.375%	5/19/2024		2,850	3,113,311
Provincia of Neuquen†(f)	7.50%	4/27/2025		1,395	1,440,337
Provincia of Neuquen†(f)	8.625%	5/12/2028		1,500	1,677,990
Republic of Argentina(f)	6.875%	1/26/2027		4,741	5,115,539
Republic of Argentina(f)	7.625%	4/22/2046		150	165,000
Republic of Argentina(f)	8.28%	12/31/2033		10,372	12,083,703
Total					25,880,347

Bahamas 0.06%

Commonwealth of Bahamas†(f)	6.95%	11/20/2029		1,943	2,127,585

Bermuda 0.09%

Government of Bermuda†	3.717%	1/25/2027		3,090	3,161,317

Brazil 0.05%

Federal Republic of Brazil(f)	4.25%	1/7/2025		1,000	1,010,250
Federal Republic of Brazil(f)	5.00%	1/27/2045		1,000	912,500
Total					1,922,750

Cayman Islands 0.02%

Cayman Islands Government†	5.95%	11/24/2019		800	872,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Dominican Republic 0.05%

Dominican Republic†(f)	6.85%	1/27/2045	$1,550	$1,747,625
Dominican Republic†(f)	9.04%	1/23/2018	157	161,393
Total				1,909,018

Egypt 0.05%

Arab Republic of Egypt†(f)	6.125%	1/31/2022	1,700	1,773,102

Ghana 0.04%

Republic of Ghana†(f)	7.875%	8/7/2023	1,535	1,634,453

Hungary 0.09%

Republic of Hungary(f)	5.375%	3/25/2024	2,946	3,403,146

Indonesia 0.18%

Perusahaan Penerbit SBSN†(f)	4.00%	11/21/2018	1,700	1,742,500
Republic of Indonesia†(f)	4.35%	1/8/2027	3,800	4,047,102
Republic of Indonesia†(f)	5.875%	1/15/2024	670	776,742
Total				6,566,344

Japan 1.25%

Japan Bank for International Corp.(f)	2.375%	7/21/2022	46,010	46,526,809

Latvia 0.06%

Republic of Latvia†(f)	5.25%	6/16/2021	2,047	2,268,404

Lithuania 0.12%

Republic of Lithuania†(f)	7.375%	2/11/2020	4,078	4,589,789

Mexico 0.35%

United Mexican States(f)	4.00%	10/2/2023	12,221	12,966,481

Paraguay 0.05%

Republic of Paraguay†(f)	5.00%	4/15/2026	600	651,000
Republic of Paraguay†(f)	6.10%	8/11/2044	1,170	1,345,500
Total				1,996,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Qatar 0.14%

State of Qatar†(f)	3.25%		6/2/2026	$5,225	$5,212,982

Romania 0.01%

Republic of Romania†(f)	6.125%		1/22/2044	320	410,936

Sri Lanka 0.06%

Republic of Sri Lanka†(f)	6.25%		7/27/2021	1,000	1,079,049
Republic of Sri Lanka†(f)	6.85%		11/3/2025	1,100	1,210,368
Total					2,289,417

Turkey 0.24%

Republic of Turkey(f)	3.25%		3/23/2023	1,350	1,297,193
Republic of Turkey(f)	5.625%		3/30/2021	4,265	4,567,999
Republic of Turkey(f)	5.75%		3/22/2024	2,625	2,838,704
Total					8,703,896

Uruguay 0.04%

Republic of Uruguay(f)	7.875%		1/15/2033	968	1,362,460
Total Foreign Government Obligations (cost $131,618,996)					135,577,736

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.23%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.314	%#(i)	2/25/2032	17,878	2,951,465
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	239	239,138
Government National Mortgage Assoc. 2015-47 AE	2.90	%#(i)	11/16/2055	7,898	8,022,334
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(i)	2/16/2049	5,715	5,793,369
Government National Mortgage Assoc. 2015-73 AC	2.90	%#(i)	2/16/2053	1,556	1,573,978
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2058	8,875	8,859,145
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	4,554	4,561,861
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	3,037	3,034,036
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	3,489	3,522,370
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	2,911	2,917,674
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	4,064	4,080,592
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $45,410,733)					45,555,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 17.71%

Federal Home Loan Mortgage Corp.	0.75%		4/9/2018	$78,634	$78,437,572
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046 - 3/1/2046	16,845	17,567,590
Federal Home Loan Mortgage Corp.	4.00%		12/1/2044	7,524	8,096,874
Federal Home Loan Mortgage Corp.	5.00%		6/1/2026	1,873	1,977,927
Federal National Mortgage Assoc.(g)	3.00%		TBA	57,000	57,645,703
Federal National Mortgage Assoc.	3.50%		4/1/2043 - 4/1/2046	111,993	116,692,803
Federal National Mortgage Assoc.(g)	3.50%		TBA	36,000	37,301,462
Federal National Mortgage Assoc.	4.00%		10/1/2040 - 7/1/2047	59,399	62,941,290
Federal National Mortgage Assoc.(g)	4.00%		TBA	115,500	122,028,455
Federal National Mortgage Assoc.(g)	4.50%		TBA	137,000	147,371,332
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 4/1/2036	6,221	6,972,538
Total Government Sponsored Enterprises Pass-Throughs (cost $657,056,442)					657,033,546

MUNICIPAL BONDS 1.78%

Miscellaneous

California	7.30%		10/1/2039	3,775	5,605,611
California	7.35%		11/1/2039	10,597	15,828,421
California	7.55%		4/1/2039	3,630	5,649,187
Chicago Transit Auth, IL	6.20%		12/1/2040	5,810	7,312,059
City of Chicago IL	5.432%		1/1/2042	4,350	4,308,849
City of Chicago IL	6.207%		1/1/2036	4,015	4,180,418
District of Columbia	4.814%		10/1/2114	415	465,236
District of Columbia	5.591%		12/1/2034	5,310	6,691,131
Illinois	5.10%		6/1/2033	3,529	3,549,292
Illinois	5.52%		4/1/2038	1,218	1,217,415
Miami Dade Cnty, FL	3.982%		10/1/2041	990	1,014,305
North Texas Tollway Auth	8.91%		2/1/2030	2,875	3,290,840
Pasadena Public Fing Auth	7.148%		3/1/2043	3,640	5,227,295
Pennsylvania	5.35%		5/1/2030	1,600	1,710,576
Total Municipal Bonds (cost $63,492,874)					66,050,635

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.09%

Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.337	%#(i)	10/10/2047	50,626	733,470
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	7,900	5,938,212
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.394	%#(i)	8/10/2047	5,324	288,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.589	%#(i)	7/10/2050	$1,570	$1,642,551
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.589	%#(i)	7/10/2050	2,684	2,640,116
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.589	%#(i)	7/10/2050	7,809	6,054,825
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.947%(1 Mo. LIBOR + 1.72%)	#	10/15/2034	7,086	7,126,890
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,000	2,719,605
DBWF Mortgage Trust 2015-LCM D†	3.535	%#(i)	6/10/2034	1,620	1,453,604
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495	%#(i)	12/15/2034	1,732	1,756,681
GS Mortgage Securities Trust 2014-GC26 D†	4.661	%#(i)	11/10/2047	755	675,596
GS Mortgage Securities Trust 2015-GC32 C	4.559	%#(i)	7/10/2048	1,230	1,237,915
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.723	%#(i)	8/5/2034	19,156	793,537
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	4,226	4,288,121
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#(i)	8/5/2034	3,740	3,612,907
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.665	%#(i)	8/5/2034	22,024	551,151
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.325	%#(i)	4/15/2047	5,450	162,200
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.427	%#(i)	4/15/2047	1,595	30,884
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	4.068	%#(i)	1/15/2048	861	742,093
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.453	%#(i)	7/15/2048	2,500	2,498,124
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 C	4.772	%#(i)	8/15/2048	5,384	5,436,371
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	293	289,966
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	311	307,478
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	934	791,979
Sequoia Mortgage Trust 2012-4 A3	2.069	%#(i)	9/25/2042	504	487,414
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872	%#(i)	1/5/2043	695	718,330
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144	%#(i)	1/5/2043	450	469,106
UBS-BAMLL Trust 2012-WRM E†	4.379	%#(i)	6/10/2030	3,905	3,792,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.80	%#(i)	3/18/2028	$2,405	$2,379,320
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.43	%#(i)	7/15/2046	5,195	4,835,467
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.271	%#(i)	5/15/2048	7,460	5,976,953
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.043	%#(i)	1/15/2059	2,748	2,301,277
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.306	%#(i)	5/15/2047	10,893	550,549
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.733	%#(i)	5/15/2047	2,205	80,348
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.816	%#(i)	10/15/2057	67,919	2,295,643
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307	%#(i)	10/15/2057	100,000	1,755,060
Total Non-Agency Commercial Mortgage-Backed Securities (cost $74,400,770)					77,415,333

U.S. TREASURY OBLIGATIONS 40.25%

U.S. Treasury Bond	2.75%		8/15/2047	109,449	109,957,767
U.S. Treasury Bond	2.875%		11/15/2046	25,991	26,756,516
U.S. Treasury Bond	3.00%		5/15/2047	34,215	36,128,902
U.S. Treasury Inflation Indexed Bond(h)	0.125%		4/15/2022	74,830	75,098,972
U.S. Treasury Inflation Indexed Bond(h)	0.625%		1/15/2026	31,419	32,160,925
U.S. Treasury Note	1.25%		11/15/2018	178,141	178,134,042
U.S. Treasury Note	1.25%		8/31/2019	70,422	70,318,843
U.S. Treasury Note	1.25%		3/31/2021	19,107	18,912,571
U.S. Treasury Note	1.375%		6/30/2018	33,083	33,123,062
U.S. Treasury Note	1.375%		5/31/2021	42,039	41,738,487
U.S. Treasury Note	1.50%		6/15/2020	27,123	27,191,867
U.S. Treasury Note	1.75%		10/31/2020	176,555	178,061,925
U.S. Treasury Note	1.75%		3/31/2022	93,513	93,801,575
U.S. Treasury Note	1.75%		8/31/2022	319,975	318,731,347
U.S. Treasury Note	1.875%		4/30/2022	91,067	91,801,584
U.S. Treasury Note	2.00%		12/31/2021	53,170	53,947,819
U.S. Treasury Note	2.25%		8/15/2027	72,523	73,357,298
U.S. Treasury Note	2.625%		11/15/2020	33,059	34,237,372
Total U.S. Treasury Obligations (cost $1,487,369,876)					1,493,460,874
Total Long-Term Investments (cost $4,009,555,179)					4,053,694,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 2.24%

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/31/2017, 0.12% due 9/1/2017 with Fixed Income Clearing Corp. collateralized by $17,485,000 of U.S. Treasury Inflation Indexed Note at 0.625% due 1/15/2024; $67,060,000 of U.S. Treasury Note at 1.125% due 2/28/2021; value: $84,927,920; proceeds: $83,262,262 (cost $83,261,984)	$83,262	$83,261,984
Total Investments in Securities 111.50% (cost $4,092,817,163)		4,136,956,954
Liabilities in Excess of Foreign Cash and Other Assets(j) (11.50%)		(426,646,912)
Net Assets 100.00%		$3,710,310,042

ARS	Argentine Peso
BRL	Brazilian real
MXN	Mexican peso
BADLAR	Banco de la Republica Argentina
LIBOR	London Interbank Offered Rate
ADR	American Depositary Receipt.
IO	Interest Only.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2017.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(o) in the Notes to Schedule of Investments.
(e)	Level 3 security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Foreign security traded in U.S. dollars.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

Open Forward Foreign Currency Exchange Contracts at August 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Sell	Barclays Bank plc	10/13/2017	2,540,000	$757,800	$802,265	$(44,465)
Mexican peso	Sell	State Street Bank and Trust	11/16/2017	30,500,000	1,675,639	1,686,534	(10,895)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(55,360)

Open Futures Contracts at August 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2017	1,844	Long	$398,739,479	$398,880,250	$140,771

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2017	265	Short	$(31,350,279)	$(31,402,500)	$(52,221)
U.S. 10-Year Treasury Note	December 2017	430	Short	(54,427,826)	(54,603,281)	(175,455)
Totals				$(85,778,105)	$(86,005,781)	$(227,676)

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$671,829,218	$—	$671,829,218
Common Stock	15,486	—	—	15,486
Convertible Bonds	—	—	47,779	47,779
Corporate Bonds	—	904,224,078	—	904,224,078
Foreign Bonds	—	2,484,323	—	2,484,323
Foreign Government Obligations	—	135,577,736	—	135,577,736
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	45,555,962	—	45,555,962
Government Sponsored Enterprises Pass-Throughs	—	657,033,546	—	657,033,546
Municipal Bonds	—	66,050,635	—	66,050,635
Non-Agency Commercial Mortgage-Backed Securities	—	77,415,333	—	77,415,333
U.S. Treasury Obligations	—	1,493,460,874	—	1,493,460,874
Repurchase Agreement	—	83,261,984	—	83,261,984
Total	$15,486	$4,136,893,689	$47,779	$4,136,956,954
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(55,360)	—	(55,360)
Futures Contracts
Assets	140,771	—	—	140,771
Liabilities	(227,676)	—	—	(227,676)
Total	$(86,905)	$(55,360)	$—	$(142,265)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2017

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Asset-Backed Securities	Convertible Bonds
Balance as of December 1, 2016	$8,067,992	$68,836
Accrued Discounts (Premiums)	2	—
Realized Gain (Loss)	(14,997)	—
Change in Unrealized Appreciation (Depreciation)	1	(21,057)
Net Purchases	—	—
Net Sales	(1,554,975)	—
Net Transfers into Level 3	—	—
Net Transfers out of Level 3	(6,498,023)	—
Balance as of August 31, 2017	$—	$47,779
Net change in unrealized appreciation/ depreciation for period ended August 31, 2017 related to Level 3 investments held at August 31, 2017	$—	$(21,058)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 53.52%

ASSET-BACKED SECURITIES 18.82%

Automobiles 11.90%

Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$3	$2,612
Ally Auto Receivables Trust 2014-A†	0.63%	4/15/2019	254	253,182
Ally Auto Receivables Trust 2017-3 A2	1.53%	3/16/2020	4,469	4,470,264
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	500	512,697
AmeriCredit Automobile Receivables Trust 2013-3 E†	3.74%	12/8/2020	1,300	1,308,947
AmeriCredit Automobile Receivables Trust 2013-4 D	3.31%	10/8/2019	230	231,877
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	3,821	3,852,209
AmeriCredit Automobile Receivables Trust 2014-1 B	1.68%	7/8/2019	14	13,800
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	1,000	1,003,539
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	900	907,133
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	324	323,532
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	155	155,573
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	2,235	2,230,232
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	1,200	1,196,455
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	2,000	2,000,347
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	829	829,391
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	350	350,384
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	1,257	1,258,581
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	260	260,270
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	87	86,887
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	6,461	6,536,577
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	191	191,272
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	1,105	1,104,460
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	439	439,473
Capital Auto Receivables Asset Trust 2015-2 B	2.29%	5/20/2020	125	125,730
Capital Auto Receivables Asset Trust 2015-2 C	2.67%	8/20/2020	5,000	5,054,757
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	856	856,216
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	1,000	1,003,710
CarFinance Capital Auto Trust 2014-2A A†	1.44%	11/16/2020	3	3,265
CarFinance Capital Auto Trust 2015-1A A†	1.75%	6/15/2021	412	411,575
CarFinance Capital Auto Trust 2015-1A C†	3.58%	6/15/2021	3,900	3,964,617
CarMax Auto Owner Trust 2013-4 A4	1.28%	5/15/2019	434	433,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CarMax Auto Owner Trust 2014-1 A4	1.32%	7/15/2019	$190	$190,099
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	1,773	1,773,150
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	39	38,627
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	375	374,235
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	6	6,025
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	4,666	4,645,318
CarMax Auto Owner Trust 2017-2 A2	1.63%	6/15/2020	900	900,783
CarMax Auto Owner Trust 2017-3 A2A	1.64%	9/15/2020	2,500	2,502,687
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	532	531,963
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	273	276,802
Chrysler Capital Auto Receivables Trust 2015-AA A4†	1.55%	2/18/2020	3,000	3,000,569
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	93	93,222
Chrysler Capital Auto Receivables Trust 2016-BA A3†	1.64%	7/15/2021	2,574	2,571,113
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	35	35,071
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	958	957,936
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	500	500,627
Drive Auto Receivables Trust 2015-BA C†	2.76%	7/15/2021	35	34,899
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	304	304,429
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	1,062	1,074,709
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	102	102,367
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,100	1,111,357
Drive Auto Receivables Trust 2017-1 C	2.84%	4/15/2022	7,972	8,040,929
Drive Auto Receivables Trust 2017-2 A2A	1.63%	8/15/2019	1,275	1,275,340
Drive Auto Receivables Trust 2017-2 A3	1.82%	6/15/2020	1,244	1,245,354
Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	446	447,139
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	509	510,310
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	2,662	2,675,067
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	55	55,212
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	7,324	7,374,667
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	1,700	1,709,304
Exeter Automobile Receivables Trust 2014-3A D†	5.69%	4/15/2021	120	124,443
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	3	2,716
First Investors Auto Owner Trust 2015-2A B†	2.75%	9/15/2021	28	28,209
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	492	491,516
First Investors Auto Owner Trust 2016-2A A2†	1.87%	11/15/2021	289	288,618
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	66	66,008
First Investors Auto Owner Trust 2017-2A A1†	1.86%	10/15/2021	3,131	3,131,594
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	40	39,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	$210	$210,229
Flagship Credit Auto Trust 2017-1 A†	1.93%	12/15/2021	5,584	5,590,397
Flagship Credit Auto Trust 2017-2 A†	1.85%	7/15/2021	1,168	1,168,614
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	2,000	2,006,088
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	13	12,744
Ford Credit Auto Owner Trust/Ford Credit 2014-1 A†	2.26%	11/15/2025	3,000	3,030,170
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	5	4,988
Honda Auto Receivables Owner Trust 2015-3 A3	1.27%	4/18/2019	44	44,069
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	12	12,084
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%	3/15/2021	1,145	1,145,441
Mercedes Benz Auto Lease Trust 2015-B A3	1.34%	7/16/2018	74	73,860
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%	7/16/2018	42	42,255
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	659	662,482
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	500	505,310
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	220	219,313
Prestige Auto Receivables Trust 2014-1A D†	2.91%	7/15/2021	1,655	1,661,285
Prestige Auto Receivables Trust 2015-1 B†	2.04%	4/15/2021	2,000	2,002,795
Santander Drive Auto Receivables Trust 2013-5 D	2.73%	10/15/2019	5,017	5,050,609
Santander Drive Auto Receivables Trust 2014-2 E†	3.76%	7/15/2021	1,100	1,113,560
Santander Drive Auto Receivables Trust 2014-3 E†	3.49%	9/15/2021	985	996,616
Santander Drive Auto Receivables Trust 2014-5 C	2.46%	6/15/2020	2,649	2,660,922
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	100	100,581
Santander Drive Auto Receivables Trust 2015-1 D	3.24%	4/15/2021	1,450	1,470,344
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	135	135,380
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	136	135,663
Santander Drive Auto Receivables Trust 2016-3 A3	1.50%	8/17/2020	621	620,728
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	1,332	1,332,314
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%	3/16/2020	1,294	1,293,936
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	353	354,553
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%	1/15/2021	695	695,936
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	270	270,394
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%	4/15/2020	898	899,488
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	1,215	1,215,024
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%	10/15/2018	19	18,865
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%	10/15/2020	50	49,770
Westlake Automobile Receivables Trust 2016-3A B†	2.07%	12/15/2021	10	9,988
Westlake Automobile Receivables Trust 2017-1A B†	2.30%	10/17/2022	100	100,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	$1,104	$1,103,986	(a)(b)
Wheels SPV 2 LLC 2016-1A A2†	1.59%	5/20/2025	513	512,218
Total				128,438,786

Credit Cards 3.82%

BA Credit Card Trust 2016-A1 A	1.617%(1 Mo. LIBOR + .39%) #	10/15/2021	75	75,319
Barclays Dryrock Issuance Trust 2014-4 A	1.617%(1 Mo. LIBOR + .39%) #	9/15/2020	175	175,114
Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	4,683	4,669,621
Barclays Dryrock Issuance Trust 2017-1 A	1.557%(1 Mo. LIBOR + .33%) #	3/15/2023	616	617,632
Barclays Dryrock Issuance Trust 2017-2 A	1.523%(1 Mo. LIBOR + .30%) #	5/15/2023	2,626	2,629,499
Capital One Multi-Asset Execution Trust 2015-A5	1.60%	5/17/2021	650	650,716
Capital One Multi-Asset Execution Trust 2016-A4	1.33%	6/15/2022	3,000	2,985,597
Chase Issuance Trust 2015-A5	1.36%	4/15/2020	2,588	2,587,436
Citibank Credit Card Issuance Trust 2007-A8	5.65%	9/20/2019	1,000	1,001,716
Discover Card Execution Note Trust 2013-A1	1.527%(1 Mo. LIBOR + .30%) #	8/17/2020	650	650,865
Discover Card Execution Note Trust 2016-A1	1.64%	7/15/2021	7,113	7,124,926
Discover Card Execution Note Trust 2016-A2	1.767%(1 Mo. LIBOR + .54%) #	9/15/2021	100	100,695
Discover Card Execution Note Trust 2016-A4	1.39%	3/15/2022	1,836	1,828,131
Master Credit Card Trust II Series 2016-1A B†	1.93%	9/23/2019	200	199,867
Synchrony Credit Card Master Note Trust 2014-1 A	1.61%	11/15/2020	2,500	2,500,840
Synchrony Credit Card Master Note Trust 2015-2 A	1.60%	4/15/2021	6,292	6,295,930
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%	3/15/2022	2,625	2,641,503
World Financial Network Credit Card Master Trust 2012-A A	3.14%	1/17/2023	1,310	1,338,576
World Financial Network Credit Card Master Trust 2012-D A	2.15%	4/17/2023	1,180	1,187,967

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	$2,019	$2,024,070
Total				41,286,020

Other 3.10%

Ally Master Owner Trust 2014-5 A2	1.60%	10/15/2019	8,900	8,901,107
Ally Master Owner Trust 2015-3 A	1.63%	5/15/2020	1,520	1,520,576
Ally Master Owner Trust 2017-1 A	1.627%(1 Mo. LIBOR + .40%) #	2/15/2021	200	200,448
Ascentium Equipment Receivables LLC 2015-1A C†	2.69%	10/12/2021	25	25,058
Ascentium Equipment Receivables Trust 2016-1A A2†	1.75%	11/13/2018	185	185,354
Ascentium Equipment Receivables Trust 2016-1A B†	2.85%	7/10/2020	250	253,086
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%	4/10/2019	680	679,374
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%	7/10/2019	259	259,270
CNH Equipment Trust 2015-A A4	1.85%	4/15/2021	340	341,017
Conn Funding II LP 2017-A†	2.73%	7/15/2019	981	982,125
Dell Equipment Finance Trust 2017-1 A2†	1.86%	6/24/2019	100	100,149
Dell Equipment Finance Trust 2017-1 A3†	2.14%	4/22/2022	100	100,558
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	108	106,447
DRB Prime Student Loan Trust 2017-A A2A†	1.75%	5/27/2042	1,228	1,227,169
Engs Commercial Finance Trust 2016-1A A2†	2.63%	2/22/2022	338	337,493
Ford Credit Floorplan Master Owner Trust A 2012-5 A	1.49%	9/15/2019	259	258,990
Ford Credit Floorplan Master Owner Trust A 2016-1 A1	1.76%	2/15/2021	292	292,359
Laurel Road Prime Student Loan Trust 2017-B A1FX†	1.63%	8/25/2042	174	174,461
Leaf Receivables Funding 12 LLC 2017-1 A3†	2.07%	8/15/2020	500	500,540
Mercedes-Benz Master Owner Trust 2016-BA A†	1.927%(1 Mo. LIBOR + .70%) #	5/17/2021	150	151,230
MMAF Equipment Finance LLC 2012-AA A5†	1.98%	6/10/2032	157	157,376
MMAF Equipment Finance LLC 2015-AA A3†	1.39%	10/16/2019	2,015	2,012,598
OneMain Financial Issuance Trust 2015-1A A†	3.19%	3/18/2026	982	994,588
OneMain Financial Issuance Trust 2015-2A A†	2.57%	7/18/2025	660	661,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	$1,268	$1,295,168
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	2,000	1,994,523
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	785	785,414
Sofi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	2,576	2,576,878
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024	100	100,875
Volvo Financial Equipment LLC 2015-1A A4†	1.91%		1/15/2020	4,000	4,013,169
Wells Fargo Dealer Floorplan Master Note Trust 2014-2 A	1.681%(1 Mo. LIBOR + .45%)	#	10/20/2019	35	35,013
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	1.881%(1 Mo. LIBOR + .65%)	#	1/20/2022	2,200	2,218,195
Total					33,442,514
Total Asset-Backed Securities (cost $203,017,900)					203,167,320

CORPORATE BONDS 34.64%

Automotive 5.80%

Daimler Finance North America LLC†	1.562%(3 Mo. LIBOR + .25%)	#	11/5/2018	4,150	4,151,489
Daimler Finance North America LLC†	1.767%(3 Mo. LIBOR + .45%)	#	5/18/2018	350	350,772
Daimler Finance North America LLC†	1.931%(3 Mo. LIBOR + .62%)	#	10/30/2019	9,520	9,568,096
Daimler Finance North America LLC†	1.932%(3 Mo. LIBOR + .63%)	#	1/6/2020	5,000	5,030,698
Daimler Finance North America LLC†	2.171%(3 Mo. LIBOR + .86%)	#	8/1/2018	780	784,614
Ford Motor Credit Co. LLC	2.018%(3 Mo. LIBOR + .79%)	#	6/12/2020	1,000	999,902
Ford Motor Credit Co. LLC	2.058%(3 Mo. LIBOR + .83%)	#	3/12/2019	7,995	8,022,846

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

Ford Motor Credit Co. LLC	2.139%(3 Mo. LIBOR + .83%)	#	8/12/2019	$580	$582,906
Ford Motor Credit Co. LLC	2.884%(3 Mo. LIBOR + 1.58%)	#	1/8/2019	3,925	3,982,946
General Motors Co.	2.112%(3 Mo. LIBOR + .80%)	#	8/7/2020	5,000	5,002,130
General Motors Financial Co., Inc.	2.234%(3 Mo. LIBOR + .93%)	#	4/13/2020	6,000	6,029,862
General Motors Financial Co., Inc.	2.664%(3 Mo. LIBOR + 1.36%)	#	4/10/2018	221	222,388
General Motors Financial Co., Inc.	2.761%(3 Mo. LIBOR + 1.45%)	#	5/9/2019	6,000	6,082,765
Harley-Davidson Financial Services, Inc.†	1.569%(3 Mo. LIBOR + .35%)	#	3/8/2019	1,000	1,001,776
Hyundai Capital America†	2.40%		10/30/2018	6,302	6,325,907
Nissan Motor Acceptance Corp.†	1.884%(3 Mo. LIBOR + .58%)	#	1/13/2020	4,400	4,425,108
Toyota Motor Credit Corp.	1.694%(3 Mo. LIBOR + .39%)	#	1/17/2019	15	15,063
Total					62,579,268

Banks: Regional 24.13%

ABN AMRO Bank NV (Netherlands)†(c)	1.944%(3 Mo. LIBOR + .64%)	#	1/18/2019	28,355	28,503,268
Banco de Credito e Inversiones (Chile)†(c)	3.00%		9/13/2017	1,350	1,350,049
Bank of America Corp.	2.357%(3 Mo. LIBOR + 1.07%) #		3/22/2018	100	100,472
Bank of Montreal (Canada)(c)	1.686%(3 Mo. LIBOR + .44%) #		6/15/2020	3,000	3,007,012
Bank of Montreal (Canada)(c)	1.921%(3 Mo. LIBOR + .61%)	#	7/31/2018	32	32,139
Bank of Montreal (Canada)(c)	1.954%(3 Mo. LIBOR + .65%)	#	7/18/2019	35	35,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Bank of New York Mellon Corp. (The)	1.758%(3 Mo. LIBOR + .44%)	#	3/6/2018	$200	$200,393
Bank of Nova Scotia (The) (Canada)(c)	1.694%(3 Mo. LIBOR + .39%)	#	7/14/2020	5,000	5,006,586
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)†(c)	2.262%(3 Mo. LIBOR + 1.02%)	#	9/14/2018	600	604,672
Citibank NA	1.541%(3 Mo. LIBOR + .23%)	#	11/9/2018	4,000	4,004,179
Citibank NA	1.614%(3 Mo. LIBOR + .34%)	#	3/20/2019	1,000	1,001,482
Citigroup, Inc.	2.08%(3 Mo. LIBOR + .86%)	#	12/7/2018	6,286	6,324,095
Citigroup, Inc.	2.191%(3 Mo. LIBOR + .88%)	#	7/30/2018	4,000	4,021,355
Citizens Bank NA/Providence RI	1.887%(3 Mo. LIBOR + .57%)	#	5/26/2020	2,000	2,001,965
Commonwealth Bank of Australia (Australia)†(c)	1.636%(3 Mo. LIBOR + .40%)	#	3/12/2018	167	167,274
Commonwealth Bank of Australia (Australia)†(c)	1.686%(3 Mo. LIBOR + .45%)	#	3/10/2020	1,000	1,002,632
Commonwealth Bank of Australia (Australia)†(c)	2.101%(3 Mo. LIBOR + .79%)	#	11/2/2018	320	322,081
Commonwealth Bank of Australia (Australia)†(c)	2.306%(3 Mo. LIBOR + 1.06%)	#	3/15/2019	410	415,168
Credit Agricole SA (United Kingdom)†(c)	2.104%(3 Mo. LIBOR + .80%)	#	4/15/2019	11,230	11,324,772
Credit Suisse AG	1.75%		1/29/2018	1,750	1,751,170
Fifth Third Bank	2.226%(3 Mo. LIBOR + .91%)	#	8/20/2018	585	588,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Goldman Sachs Group, Inc. (The)	2.036%(3 Mo. LIBOR + .80%)	#	12/13/2019	$100	$100,733
Goldman Sachs Group, Inc. (The)	2.333%(3 Mo. LIBOR + 1.02%)	#	10/23/2019	5,000	5,066,210
Goldman Sachs Group, Inc. (The)	2.354%(3 Mo. LIBOR + 1.04%)	#	4/25/2019	7,080	7,161,939
Goldman Sachs Group, Inc. (The)	2.415%(3 Mo. LIBOR + 1.10%)	#	11/15/2018	24,281	24,507,795
Goldman Sachs Group, Inc. (The)	2.511%(3 Mo. LIBOR + 1.20%)	#	4/30/2018	7,800	7,849,535
Goldman Sachs Group, Inc. (The)	5.95%		1/18/2018	75	76,179
HBOS plc (United Kingdom)†(c)	6.75%		5/21/2018	5,141	5,312,772
HSBC Bank plc (United Kingdom)†(c)	1.955%(3 Mo. LIBOR + .64%)	#	5/15/2018	1,250	1,254,702
HSBC USA, Inc.	1.649%(3 Mo. LIBOR + .34%)	#	11/13/2017	100	100,056
HSBC USA, Inc.	2.176%(3 Mo. LIBOR + .88%)	#	9/24/2018	4,480	4,515,937
Huntington National Bank (The)	1.738%(3 Mo. LIBOR + .51%)	#	3/10/2020	750	754,026
ING Bank NV (Netherlands)†(c)	1.80%(3 Mo. LIBOR + .55%)	#	3/16/2018	700	701,635
ING Bank NV (Netherlands)†(c)	1.989%(3 Mo. LIBOR + .69%)	#	10/1/2019	400	402,967
ING Bank NV (Netherlands)†(c)	2.094%(3 Mo. LIBOR + .78%)	#	8/17/2018	3,100	3,118,227

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

ING Bank NV (Netherlands)†(c)	2.417%(3 Mo. LIBOR + 1.13%)	#	3/22/2019	$18,900	$19,153,576
JPMorgan Chase & Co.	1.864%(3 Mo. LIBOR + .55%)	#	4/25/2018	300	300,817
JPMorgan Chase & Co.	1.944%(3 Mo. LIBOR + .63%)	#	1/28/2019	8,885	8,937,279
JPMorgan Chase & Co.	6.00%		1/15/2018	1,675	1,701,377
Macquarie Bank Ltd. (Australia)†(c)	2.484%(3 Mo. LIBOR + 1.18%)	#	1/15/2019	9,250	9,352,791
Morgan Stanley	2.041%(3 Mo. LIBOR + .74%)	#	1/5/2018	150	150,304
Morgan Stanley	2.109%(3 Mo. LIBOR + .80%)	#	2/14/2020	30,000	30,150,110
Morgan Stanley	2.163%(3 Mo. LIBOR + .85%)	#	1/24/2019	995	1,001,891
Morgan Stanley	6.625%		4/1/2018	200	205,630
MUFG Americas Holdings Corp.	1.881%(3 Mo. LIBOR + .57%)	#	2/9/2018	10,294	10,308,938
National Australia Bank Ltd. (Australia)†(c)	1.825%(3 Mo. LIBOR + .51%)	#	5/22/2020	4,000	4,014,833
Nordea Bank AB (Sweden)†(c)	1.787%(3 Mo. LIBOR + .47%)	#	5/29/2020	2,000	2,008,373
PNC Bank NA	1.676%(3 Mo. LIBOR + .36%)	#	5/19/2020	3,000	3,011,764
Santander Bank NA	8.75%		5/30/2018	1,160	1,217,113
Santander UK plc (United Kingdom)(c)	2.167%(3 Mo. LIBOR + .85%)	#	8/24/2018	1,642	1,651,544
Santander UK plc (United Kingdom)(c)	2.722%(3 Mo. LIBOR + 1.48%)	#	3/14/2019	11,953	12,164,990
Societe Generale SA (France)(c)	2.379%(3 Mo. LIBOR + 1.08%)	#	10/1/2018	300	302,694
Standard Chartered plc (United Kingdom)†(c)	2.446%(3 Mo. LIBOR + 1.13%)	#	8/19/2019	5,000	5,060,048
Toronto-Dominion Bank (The) (Canada)(c)	1.853%(3 Mo. LIBOR + .54%)	#	7/23/2018	2,917	2,928,890
UBS AG	1.996%(3 Mo. LIBOR + .70%)	#	3/26/2018	900	903,029
UBS AG (United Kingdom)†(c)	1.539%(3 Mo. LIBOR + .32%)	#	12/7/2018	4,000	4,007,924
US Bancorp	1.714%(3 Mo. LIBOR + .40%)	#	4/25/2019	50	50,246
US Bank NA	1.891%(3 Mo. LIBOR + .58%)	#	1/29/2018	250	250,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Wells Fargo & Co.	1.642%(3 Mo. LIBOR + .40%)	#	9/14/2018	$6,200	$6,217,419
Wells Fargo & Co.	1.943%(3 Mo. LIBOR + .63%)	#	4/23/2018	200	200,748
Wells Fargo Bank NA	1.817%(3 Mo. LIBOR + .50%)	#	11/28/2018	2,500	2,511,297
Westpac Banking Corp. (Australia)(c)	1.747%(3 Mo. LIBOR + .43%)	#	5/25/2018	50	50,121
Total					260,501,814

Beverages 0.01%

Anheuser-Busch InBev Finance, Inc.	1.25%		1/17/2018	100	99,904

Biotechnology Research & Production 0.00%

Amgen, Inc.	1.915%(3 Mo. LIBOR + .60%)	#	5/22/2019	45	45,340

Building Materials 0.57%

Martin Marietta Materials, Inc.	1.965%(3 Mo. LIBOR + .65%)	#	5/22/2020	1,333	1,337,034
Vulcan Materials Co.	1.846%(3 Mo. LIBOR + .60%)	#	6/15/2020	4,820	4,819,443
Total					6,156,477

Business Services 0.01%

ERAC USA Finance LLC†	2.80%		11/1/2018	100	100,912

Computer Hardware 0.05%

Hewlett Packard Enterprise Co.	3.231%(3 Mo. LIBOR + 1.93%)	#	10/5/2018	561	570,608

Drugs 0.01%

Allergan Funding SCS (Luxembourg)(c)	2.308%(3 Mo. LIBOR + 1.08%)	#	3/12/2018	5	5,019
AstraZeneca plc (United Kingdom)(c)	1.844%(3 Mo. LIBOR + .53%)	#	11/16/2018	50	50,219
Total					55,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.35%

Origin Energy Finance Ltd. (Australia)†(c)	3.50%		10/9/2018	$500	$506,136
Southern Co. (The)	1.55%		7/1/2018	250	249,689
TECO Finance, Inc.	1.904%(3 Mo. LIBOR + .60%)	#	4/10/2018	3,075	3,079,374
Total					3,835,199

Electrical Equipment 0.19%

QUALCOMM, Inc.	1.676%(3 Mo. LIBOR + .36%)	#	5/20/2019	2,000	2,007,903

Financial Services 1.56%

AIG Global Funding†	1.781%(3 Mo. LIBOR + .48%)	#	7/2/2020	12,000	12,024,042
American Express Co.	1.905%(3 Mo. LIBOR + .59%)	#	5/22/2018	300	300,945
American Express Credit Corp.	1.641%(3 Mo. LIBOR + .33%)	#	5/3/2019	2,000	2,004,904
Bear Stearns Cos. LLC (The)	7.25%		2/1/2018	100	102,235
International Lease Finance Corp.	3.875%		4/15/2018	750	758,583
Synchrony Financial	2.711%(3 Mo. LIBOR + 1.40%)	#	11/9/2017	1,625	1,627,971
Total					16,818,680

Food 0.65%

Tyson Foods, Inc.	1.764%(3 Mo. LIBOR +45%)	#	8/21/2020	5,000	5,007,867
Tyson Foods, Inc.	1.768%(3 Mo. LIBOR + .45%)	#	5/30/2019	2,000	2,004,379
Total					7,012,246

Health Care Services 0.05%

Fresenius Medical Care US Finance, Inc.†	6.50%		9/15/2018	500	521,875

Insurance 0.06%

MetLife, Inc.	6.817%		8/15/2018	500	524,172
Prudential Financial, Inc.	2.095%(3 Mo. LIBOR + .78%)	#	8/15/2018	180	181,155
Total					705,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.47%

BAT Capital Corp.†	1.905%(3 Mo. LIBOR +59%)	#	8/14/2020	$5,000	$5,005,128
BAT International Finance plc (United Kingdom)†(c)	1.85%		6/15/2018	25	25,007
Total					5,030,135

Machinery: Industrial/Specialty 0.28%

John Deere Capital Corp.	1.577%(3 Mo. LIBOR + .29%)	#	6/22/2020	3,000	3,004,677

Machinery: Oil Well Equipment & Services 0.18%

Caterpillar Financial Services Corp.	1.498%(3 Mo. LIBOR + .18%)	#	12/6/2018	2,000	2,001,656

Manufacturing 0.05%

Siemens Financieringsmaatschappij NV (Netherlands)†(c)	1.59%(3 Mo. LIBOR + .34%)	#	3/16/2020	500	500,967

Metals & Minerals: Miscellaneous 0.00%

Goldcorp, Inc. (Canada)(c)	2.125%		3/15/2018	15	15,039

Oil 0.15%
BP Capital Markets plc (United Kingdom)(c)	1.819%(3 Mo. LIBOR + .51%)	#	5/10/2018	86	86,265
ConocoPhillips Co.	1.645%(3 Mo. LIBOR + .33%)	#	5/15/2018	10	10,010
Phillips 66†	1.954%(3 Mo. LIBOR + .65%)	#	4/15/2019	1,500	1,501,511
Statoil ASA (Norway)(c)	1.605%(3 Mo. LIBOR + .29%)	#	5/15/2018	67	67,118
Total					1,664,904

Oil: Crude Producers 0.02%

Buckeye Partners LP	6.05%		1/15/2018	100	101,491
Enbridge Energy Partners LP	6.50%		4/15/2018	25	25,691
TransCanada PipeLines Ltd. (Canada)(c)	1.625%		11/9/2017	100	100,020
Transcontinental Gas Pipe Line Co. LLC	6.05%		6/15/2018	10	10,310
Total					237,512

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 0.05%

BellSouth LLC†	4.285%	4/26/2021	$500	$507,797
Total Corporate Bonds (cost $373,717,729)				373,973,478

U.S. TREASURY OBLIGATION 0.06%

U.S. Treasury Note (cost $597,258)	1.375%	6/30/2018	596	596,722
Total Long-Term Investments (cost $577,332,887)				577,737,520

SHORT-TERM INVESTMENTS 44.90%

COMMERCIAL PAPER 34.20%

Automotive 1.02%

VW Credit, Inc.	1.545%	9/18/2017	5,500	5,496,052
VW Credit, Inc.	1.578%	10/30/2017	3,000	2,992,379
VW Credit, Inc.	1.578%	11/6/2017	2,477	2,470,039
Total				10,958,470

Beverages 1.25%

Molson Coors Brewing Co.	1.553%	9/8/2017	3,500	3,498,959
Molson Coors Brewing Co.	1.708%	10/24/2017	1,000	997,527
Molson Coors Brewing Co.	1.708%	10/24/2017	9,000	8,977,740
Total				13,474,226

Building Materials 1.02%

CRH America Finance, Inc.	1.473%	9/19/2017	4,000	3,997,100
CRH America Finance, Inc.	1.494%	9/26/2017	7,000	6,992,854
Total				10,989,954

Business Services 0.81%

Moody’s Corp.	1.525%	10/2/2017	8,750	8,738,698

Chemicals 3.22%

Agrium, Inc.	1.472%	9/25/2017	3,000	2,997,100
Agrium, Inc.	1.494%	9/18/2017	1,500	1,498,959
Agrium, Inc.	1.525%	10/12/2017	9,000	8,984,625
Agrium, Inc.	1.545%	9/5/2017	3,500	3,499,409
Albemarle Corp.	1.747%	9/18/2017	7,000	6,994,314
Albemarle Corp.	1.747%	9/25/2017	6,000	5,993,120
E.I. du Pont de Nemours & Co.	1.474%	9/26/2017	4,750	4,745,217
Total				34,712,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 1.18%

HP, Inc.	1.565%	9/15/2017	$6,750	$6,745,957
HP, Inc.	1.577%	10/20/2017	6,000	5,987,342
Total				12,733,299

Electric: Power 4.70%

Dominion Resources, Inc.	1.463%	9/19/2017	4,750	4,746,580
Dominion Resources, Inc.	1.495%	11/6/2017	3,600	3,589,883
Electricite de France SA	1.473%	9/6/2017	4,500	4,499,094
Electricite de France SA	1.484%	10/6/2017	5,000	4,992,903
Electricite de France SA	1.484%	10/6/2017	7,000	6,990,064
Electricite de France SA	1.932%	1/5/2018	250	248,547
Entergy Corp.	1.576%	9/11/2017	3,500	3,498,493
Entergy Corp.	1.66%	11/16/2017	9,000	8,967,544
SCANA Corp.	1.694%	9/8/2017	1,750	1,749,432
SCANA Corp.	1.706%	9/26/2017	1,500	1,498,250
SCANA Corp.	1.725%	9/13/2017	5,000	4,997,167
SCANA Corp.	1.746%	9/19/2017	5,000	4,995,700
Total				50,773,657

Financial Services 1.15%

Nasdaq, Inc.	1.578%	10/24/2017	5,500	5,487,449
Syngenta Wilmington, Inc.	2.199%	11/1/2017	1,000	997,093
Syngenta Wilmington, Inc.	2.243%	11/2/2017	5,000	4,985,212
Syngenta Wilmington, Inc.	2.276%	12/8/2017	1,000	995,188
Total				12,464,942

Food 1.50%

Mondelez International, Inc.	1.484%	10/13/2017	2,500	2,495,742
Mondelez International, Inc.	1.495%	10/24/2017	1,250	1,247,295
Mondelez International, Inc.	1.515%	9/27/2017	3,000	2,996,772
Mondelez International, Inc.	1.526%	11/10/2017	7,000	6,979,126
Mondelez International, Inc.	1.527%	10/30/2017	1,500	1,496,312
Mondelez International, Inc.	1.536%	11/20/2017	1,000	996,582
Total				16,211,829

Health Care Products 1.23%

Boston Scientific Corp.	1.624%	9/14/2017	3,000	2,998,267
Boston Scientific Corp.	1.624%	9/21/2017	3,000	2,997,333
Boston Scientific Corp.	1.624%	9/6/2017	1,750	1,749,611
Boston Scientific Corp.	1.625%	9/12/2017	1,500	1,499,267
Boston Scientific Corp.	1.624%	9/21/2017	1,250	1,248,889
Boston Scientific Corp.	1.624%	9/12/2017	2,750	2,748,655
Total				13,242,022

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.83%

Humana, Inc.	1.523%	9/21/2017	$9,000	$8,992,500

Household Equipment/Products 0.23%

Reckitt Benckiser Treasury Services plc	1.443%	10/30/2017	2,500	2,494,182

Lodging 0.19%

Marriott International, Inc.	1.452%	9/5/2017	2,000	1,999,682

Media 0.90%

Viacom, Inc.	1.828%	9/8/2017	9,750	9,746,588

Natural Gas 1.41%

ONEOK, Inc.	1.796%	9/11/2017	500	499,754
ONEOK, Inc.	1.847%	9/5/2017	5,000	4,998,989
ONEOK, Inc.	1.848%	9/13/2017	8,000	7,995,147
ONEOK, Inc.	1.878%	9/20/2017	1,750	1,748,291
Total				15,242,181

Oil 3.79%

Canadian Natural Resources Ltd.	1.614%	9/25/2017	9,000	8,990,460
Eni Finance USA, Inc.	1.484%	9/14/2017	2,000	1,998,946
Eni Finance USA, Inc.	1.527%	11/3/2017	6,000	5,984,512
Eni Finance USA, Inc.	1.527%	11/20/2017	9,000	8,970,030
Eni Finance USA, Inc.	1.537%	11/27/2017	3,000	2,989,059
Nabors Industries, Inc.	2.081%	9/5/2017	1,000	999,772
Suncor Energy, Inc.	1.463%	9/5/2017	3,000	2,999,520
Suncor Energy, Inc.	1.494%	9/18/2017	4,000	3,997,223
Suncor Energy, Inc.	1.547%	10/30/2017	4,000	3,990,036
Total				40,919,558

Oil: Crude Producers 5.76%

Enbridge Energy Partners LP	1.878%	9/18/2017	1,000	999,126
Enbridge Energy Partners LP	1.979%	9/18/2017	1,689	1,687,445
Enbridge Energy Partners LP	1.98%	9/7/2017	5,000	4,998,375
Enbridge Energy Partners LP	2.089%	11/13/2017	7,000	6,975,769
Energy Transfer Partners	2.184%	9/26/2017	1,500	1,497,760
Energy Transfer Partners	2.184%	9/14/2017	2,500	2,498,059
Energy Transfer Partners	2.184%	9/5/2017	9,000	8,997,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Kinder Morgan, Inc.	1.785%	9/6/2017	$10,000	$9,997,556
Plains All American Pipeline LP	2.182%	9/1/2017	9,000	9,000,000
Plains All American Pipeline LP	2.235%	9/25/2017	3,000	2,995,600
Plains Midstream Canada ULC	2.286%	9/28/2017	1,000	998,313
Spectra Energy Partners LP	1.502%	9/21/2017	7,000	6,994,244
Spectra Energy Partners LP	1.502%	9/27/2017	4,500	4,495,190
Total				62,135,287

Oil: Integrated Domestic 1.11%

FMC Technologies, Inc.	1.474%	10/12/2017	4,000	3,993,394
FMC Technologies, Inc.	1.525%	9/7/2017	3,000	2,999,250
FMC Technologies, Inc.	1.566%	9/25/2017	5,000	4,994,867
Total				11,987,511

Telecommunications 0.46%

Bell Canada, Inc.	1.474%	9/14/2017	3,000	2,998,429
Deutsche Telekom AG	1.426%	9/1/2017	2,000	2,000,000
Total				4,998,429

Toys 1.24%

Mattel, Inc.	1.594%	9/8/2017	3,500	3,498,932
Mattel, Inc.	1.675%	9/18/2017	2,500	2,498,052
Mattel, Inc.	1.725%	9/15/2017	6,920	6,915,425
Mattel, Inc.	1.757%	9/28/2017	500	499,351
Total				13,411,760

Transportation: Miscellaneous 1.20%

Kansas City Southern	1.675%	9/11/2017	5,000	4,997,708
Kansas City Southern	1.676%	9/6/2017	3,500	3,499,198
Kansas City Southern	1.726%	9/25/2017	4,500	4,494,900
Total				12,991,806
Total Commercial Paper (cost $369,210,194)				369,219,325

CORPORATE BONDS 9.07%

Automotive 0.86%

Daimler Finance North America LLC†	1.875%	1/11/2018	200	200,218
Ford Motor Credit Co. LLC	1.888%(3 Mo. LIBOR + .57%) #	12/6/2017	4,060	4,064,011

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

Ford Motor Credit Co. LLC	2.244%(3 Mo. LIBOR + .94%)	#	1/9/2018	$2,500	$2,505,813
Nissan Motor Acceptance Corp.	1.95%		9/12/2017	373	373,030
Volkswagen Group of America Finance LLC†	1.756%(3 Mo. LIBOR + .44%)	#	11/20/2017	500	500,274
Volkswagen Group of America Finance LLC†	1.785%(3 Mo. LIBOR + .47%)	#	5/22/2018	600	600,375
Volkswagen International Finance NV (Netherlands)†(c)	1.60%		11/20/2017	1,000	999,670
Total					9,243,391

Banks: Regional 3.64%

American Express Bank FSB	6.00%		9/13/2017	125	125,108
American Express Centurion Bank	6.00%		9/13/2017	500	500,433
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)†(c)	1.529%(3 Mo. LIBOR + .31%)	#	9/8/2017	200	200,003
Barclays Bank plc (United Kingdom)†(c)	6.05%		12/4/2017	7,335	7,413,412
Compass Bank	6.40%		10/1/2017	100	100,309
Goldman Sachs Group, Inc. (The)	2.046%(3 Mo. LIBOR + .80%)	#	12/15/2017	425	425,778
HSBC USA, Inc.	1.625%		1/16/2018	1,230	1,230,386
Intesa Sanpaolo SpA (Italy)(c)	3.875%		1/16/2018	14,990	15,092,118
JPMorgan Chase & Co.	1.826%(3 Mo. LIBOR + .51%)	#	3/1/2018	1,100	1,102,037
Macquarie Bank Ltd. (Australia)†(c)	1.947%(3 Mo. LIBOR + .63%)	#	10/27/2017	1,370	1,371,190
Manufacturers & Traders Trust Co.	6.625%		12/4/2017	250	253,036
Mitsubishi UFJ Trust & Banking Corp. (Japan)†(c)	1.60%		10/16/2017	630	630,169
Morgan Stanley	2.594%(3 Mo. LIBOR + 1.28%)	#	4/25/2018	750	755,033
Santander Holdings USA, Inc.	2.767%(3 Mo. LIBOR + 1.45%)	#	11/24/2017	1,900	1,905,053
Santander UK plc (United Kingdom)(c)	1.705%(3 Mo. LIBOR + .41%)	#	9/29/2017	105	105,021
Standard Chartered Bank (United Kingdom)†(c)	6.40%		9/26/2017	1,402	1,405,928
Standard Chartered plc (United Kingdom)†(c)	1.559%(3 Mo. LIBOR + .34%)	#	9/8/2017	2,896	2,896,017
Standard Chartered plc (United Kingdom)†(c)	1.944%(3 Mo. LIBOR + .64%)	#	4/17/2018	760	760,999
Wells Fargo Bank NA	2.053%(3 Mo. LIBOR + .74%)	#	1/22/2018	2,500	2,506,806
Wells Fargo Bank NA	6.00%		11/15/2017	500	504,361
Total					39,283,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.00%

ERAC USA Finance LLC†	6.375%	10/15/2017	$25	$25,128

Computer Software 0.39%

Dun & Bradstreet Corp. (The)	3.50%	12/1/2017	4,162	4,181,150

Drugs 0.68%

Bayer US Finance LLC†	1.50%	10/6/2017	3,050	3,049,928
Bayer US Finance LLC†	1.582%(3 Mo. LIBOR + .28%) #	10/6/2017	1,349	1,349,190
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	1.40%	7/20/2018	2,975	2,953,676
Total				7,352,794

Electric: Power 1.14%

E. ON International Finance BV (Netherlands)†(c)	5.80%	4/30/2018	1,500	1,537,591
Engie SA (France)†(c)	1.625%	10/10/2017	4,970	4,969,998
Exelon Generation Co. LLC	6.20%	10/1/2017	71	71,223
International Transmission Co.†	5.75%	4/1/2018	1,000	1,022,102
Kentucky Power Co.†	6.00%	9/15/2017	325	325,345
New York State Electric & Gas Corp.†	6.15%	12/15/2017	3,250	3,287,899
TECO Finance, Inc.	6.572%	11/1/2017	50	50,362
West Penn Power Co.†	5.95%	12/15/2017	1,075	1,086,917
Total				12,351,437

Electronics 0.03%

Tech Data Corp.	3.75%	9/21/2017	30	30,017
Tyco Electronics Group SA (Luxemburg)(c)	6.55%	10/1/2017	325	326,121
Total				356,138

Financial Services 0.09%

Air Lease Corp.	2.125%	1/15/2018	645	645,956
American Express Credit Corp.	1.55%	9/22/2017	20	20,000
American Express Credit Corp.	1.587%(3 Mo. LIBOR + .30%) #	9/22/2017	100	100,011
International Lease Finance Corp.	8.875%	9/1/2017	171	171,000
Total				936,967

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging 0.03%

Wyndham Worldwide Corp.	2.50%	3/1/2018	$375	$376,044

Metals & Minerals: Miscellaneous 1.00%

Anglo American Capital plc (United Kingdom)†(c)	2.625%	9/27/2017	750	750,150
Glencore Finance Canada Ltd. (Canada)†(c)	2.70%	10/25/2017	10,076	10,093,683
Total				10,843,833

Natural Gas 0.05%

CenterPoint Energy Resources Corp.	6.125%	11/1/2017	525	528,408

Oil 0.05%

EOG Resources, Inc.	5.875%	9/15/2017	500	500,540

Oil: Crude Producers 0.37%

Columbia Pipeline Group, Inc.	2.45%	6/1/2018	3,220	3,231,907
Kinder Morgan Energy Partners LP	5.95%	2/15/2018	100	101,808
Kinder Morgan, Inc.	2.00%	12/1/2017	650	650,386
Total				3,984,101

Oil: Integrated Domestic 0.03%

TechnipFMC plc (United Kingdom)†(c)	2.00%	10/1/2017	365	365,007

Real Estate Investment Trusts 0.64%

Hospitality Properties Trust	6.70%	1/15/2018	370	371,394
Mack-Cali Realty LP	2.50%	12/15/2017	1,652	1,653,895
Prologis LP	4.00%	1/15/2018	200	200,515
Select Income REIT	2.85%	2/1/2018	4,163	4,175,076
WEA Finance LLC/Westfield UK & Europe Finance plc†	1.75%	9/15/2017	535	535,014
Total				6,935,894

Technology 0.02%

Baidu, Inc. (China)(c)	2.25%	11/28/2017	200	200,444

Telecommunications 0.05%

Telefonica Emisiones SAU (Spain)(c)	3.192%	4/27/2018	500	504,559
Total Corporate Bonds (cost $97,959,916)				97,969,032

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
ASSET-BACKED SECURITY 0.05%

Other

Dell Equipment Finance Trust 2017-1 A1† (cost $541,716)	1.35%	5/22/2018	$542	$541,816

U.S. TREASURY OBLIGATION 1.56%

U.S. Treasury Bill (cost $16,853,975)	1.086%	12/28/2017	16,912	16,856,982

REPURCHASE AGREEMENT 0.02%

Repurchase Agreement dated 8/31/2017, 0.12% due 9/1/2017 with Fixed Income Clearing Corp. collateralized by $230,000 of U.S. Treasury Note at 2.00% due 11/15/2026; value: $228,868; proceeds: $221,737 (cost $221,737)			222	221,737
Total Short-Term Investments (cost $484,787,538)				484,808,892
Total Investments in Securities 98.42% (cost $1,062,120,425)				1,062,546,412
Cash and Other Assets in Excess of Liabilities 1.58%				17,035,917
Net Assets 100.00%				$1,079,582,329

REIT	Real Estate Investment Trust

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2017.
(a)	Level 3 Investment as described in Note 2(o) in the Notes to Schedule of Investments.
(b)	Level 3 security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2017

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Asset-Backed Securities	$—	$202,605,150	$1,103,986	$203,709,136
Corporate Bonds	—	471,942,510	—	471,942,510
U.S. Treasury Obligations	—	17,453,704	—	17,453,704
Commercial Paper	—	369,219,325	—	369,219,325
Repurchase Agreement	—	221,737	—	221,737
Total	$—	$1,061,442,426	$1,103,986	$1,062,546,412

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2016	$99,986
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Net Purchases	1,103,986
Net Sales	—
Net Transfers into Level 3	—
Net Transfers out of Level 3	(99,986)
Balance as of August 31, 2017	1,103,986
Net change in unrealized appreciation/depreciation for period ended August 31, 2017 related to Level 3 investments held at August 31, 2017	$—

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following sixteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Focused Growth fund (“Multi-Asset Focused Growth Fund”) formerly Diversified Equity Trust Fund, Lord Abbett Multi-Asset Growth Fund (“Multi-Asset Growth Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”), Lord Abbett Total Return Fund (“Total Return Fund”) and Lord Abbett Ultra Short Bond Fund (‘Ultra Short Bond Fund”). Corporate Bond Fund and Short Duration Core Bond Fund commenced operations on April 19, 2017.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Corporate Bond Fund’s Investment objective is to seek current income. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Each of Floating Rate Fund’s and Multi-Asset Income Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Short Duration Core Bond Fund’s and Ultra Short Bond Fund’s investment objective is to seek current income consistent with the preservation of capital. Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Focused Growth Fund’s investment objective is to seek capital appreciation. Multi-Asset Growth Fund’s investment objective is to seek long-term capital appreciation and growth of income. Each of Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short -term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Schedule of Investments (unaudited)(continued)

(g)	TBA Sale Commitments-Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(h)	Mortgage Dollar Rolls-Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(i)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(j)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	Reverse Repurchase Agreements-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(l)	Floating Rate Loans-Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Notes to Schedule of Investments (unaudited)(continued)

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of August 31, 2017, the following Fund had unfunded loan commitments:

Security Name	Floating Rate Fund
Daseke Co., Inc. Delayed Draw Term Loan	$1,199,186
Equian Buyer Corp. Delayed Draw Term Loan	1,304,353
ICSH Parent, Inc. 1st Lien 2017 Delayed Draw Term Loan	2,625,678

(m)	Inflation-Linked Derivatives-Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

(n)	Credit Default Swaps-Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Core Plus Bond Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps based on CMBX indices, which are comprised of a basket of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Notes to Schedule of Investments (unaudited)(continued)

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(o)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of August 31, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of August 31, 2017, the aggregate unrealized gains and losses on investments based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Tax cost	$768,153,043	$1,408,242,283	$12,825,720
Gross unrealized gain	65,948,393	10,847,423	303,840
Gross unrealized loss	(6,818,160)	(3,009,830)	(86,216)
Net unrealized gain on investments	$59,130,233	$7,837,593	$217,624

	Corporate Bond Fund	Floating Rate Fund	High Yield Fund
Tax cost	$6,008,006	$12,214,172,169	$6,515,864,689
Gross unrealized gain	96,360	126,950,392	303,364,394
Gross unrealized loss	(5,841)	(77,787,864)	(65,058,610)
Net unrealized gain on investments	$90,519	$49,162,528	$238,305,784

Notes to Schedule of Investments (unaudited)(continued)

	Income Fund	Inflation Focused Fund	Multi-Asset Balanced Opportunity Fund
Tax cost	$2,041,089,956	$1,165,363,273	$1,728,323,669
Gross unrealized gain	50,915,821	24,935,889	92,158,485
Gross unrealized loss	(14,538,553)	(163,917,483)	(2,396,236)
Net unrealized gain (loss) on investments	$36,377,268	$(138,981,594)	$89,762,249

	Multi-Asset Focused Growth Fund	Multi-Asset Growth Fund	Multi-Asset Income Fund
Tax cost	$218,261,080	$938,925,291	$1,666,996,112
Gross unrealized gain	11,301,657	67,488,586	1,577,749
Gross unrealized loss	(1,705,268)	(565,012)	(5,799,312)
Net unrealized gain (loss) on investments	$9,596,389	$66,923,574	$(4,221,563)

	Short Duration Core Bond Fund	Short Duration Income Fund	Total Return Fund
Tax cost	$6,338,558	$42,734,839,686	$4,106,285,671
Gross unrealized gain	25,467	306,276,331	44,809,604
Gross unrealized loss	(2,185)	(990,036,138)	(14,280,586)
Net unrealized gain (loss) on investments	$23,282	$(683,759,807)	$30,529,018

	Ultra Short Bond Fund
Tax cost	$1,062,120,425
Gross unrealized gain	504,604
Gross unrealized loss	(78,617)
Net unrealized gain on investments	$425,987

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, certain distributions received, forward contracts, futures contracts, swaps, straddles, and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Convertible, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund, Multi-Asset Income Fund, Short Duration Income Fund and Total Return Fund entered into forward foreign currency exchange contracts for the period ended August 31, 2017 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Focused Growth Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into E-Mini S&P 500 Index futures contracts for the period ended August 31, 2017 (as described in note 2(e)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Core Fixed Income Fund, Core Plus Bond Fund, Corporate Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund, Multi-Asset Income Fund, Short Duration Core Bond Fund, Short Duration Income Fund and Total Return Fund entered into U.S. Treasury futures contracts for the period ended August 31, 2017 (as described in note 2(e)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the period ended August 31, 2017 (as described in note 2(m)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

Core Plus Bond Fund, Income Fund, Short Duration Core Bond Fund and Short Duration Income Fund entered into credit default swaps for the period ended August 31, 2017 (as described in note 2(n)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Core Plus Bond Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into centrally cleared credit default swaps on indexes for the period then ended August 31, 2017 (as described in note 2(n)) to economically hedge credit risk. Centrally cleared credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. There is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of August 31, 2017, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

Convertible Fund
Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$42,988
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$754,987

Notes to Schedule of Investments (unaudited)(continued)

Core Fixed Income Fund
Asset Derivatives	Interest Rate Contracts
Futures Contracts	$113,570
Liability Derivatives

	Core Plus Bond Fund
Asset Derivatives	Interest Rate Contracts	Credit Contracts
Centrally Cleared Credit Default Swaps	$—	$9,358
Credit Default Swaps	$—	$5,181
Futures Contracts	$2,340	$—
Liability Derivatives
Credit Default Swaps	$—	$11,291
Futures Contracts	$4,120	$—

Corporate Bond Fund
Asset Derivatives	Interest Rate Contracts
Futures Contracts	$4,258
Liability Derivatives
Futures Contracts	$4,150

	Floating Rate Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$—	$210,545
Futures Contracts	$271,641	$—
Liability Derivatives
Futures Contracts	$719,366	$—
Forward Foreign Currency Exchange Contracts	$—	$487,901

Notes to Schedule of Investments (unaudited)(continued)

	High Yield Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$—	$145,772
Futures Contracts	$425,084	$—
Liability Derivatives
Futures Contracts	$536,959	$—
Forward Foreign Currency Exchange Contracts	$—	$914,909

	Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	$—	$1,966,589	$—
Futures Contracts	$555,912	$—	$—
Liability Derivatives
Credit Default Swaps	$—	$—	$740
Futures Contracts	$749,614	$—	$—
Forward Foreign Currency Exchange Contracts	$—	$460,404	$—

	Inflation Focused Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Inflation Linked Contracts
Centrally Cleared Credit CPI Swaps	—	—	$1,549,140
CPI Swaps	—	—	14,949,333
Futures Contracts	$460,379	—	—
Liability Derivatives
Centrally Cleared Credit CPI Swaps	—	—	$10,050,206
CPI Swaps	—	—	129,265,380
Futures Contracts	$182,675	—	—
Forward Foreign Currency Exchange Contracts	—	$1,234	—

	Multi-Asset Balanced Opportunity Fund
Asset Derivatives	Equity Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	—	$573,312
Futures Contracts	$2,551,686	—
Liability Derivatives
Futures Contracts	$961,111	$—

Notes to Schedule of Investments (unaudited)(continued)

	Multi-Asset Focused Growth Fund
Asset Derivatives	Equity Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	—	$124,753
Futures Contracts	$158,833	—
Liability Derivatives
Futures Contracts	$56,973	—

	Multi-Asset Growth Fund
Asset Derivatives	Equity Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	—	$332,831
Futures Contracts	$2,147,698	—
Liability Derivatives
Futures Contracts	$535,051	—

	Multi-Asset Income Fund
Asset Derivatives	Equity Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	—	$493,490
Futures Contracts	$2,344,512	—
Liability Derivatives
Futures Contracts	$435,968	—

	Short Duration Core Bond Fund
Asset Derivatives	Interest Rate Contracts	Credit Contracts
Credit Default Swaps	—	$384
Futures Contracts	$441	—
Liability Derivatives
Credit Default Swaps	—	$3,394
Futures Contracts	$985	—

Notes to Schedule of Investments (unaudited)(continued)

	Short Duration Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Credit Default Swaps	—	—	$230,038
Futures Contracts	$2,308,268	—	—
Liability Derivatives
Credit Default Swaps	—	—	$6,526,538
Futures Contracts	$680,151	—	—
Forward Foreign Currency Exchange Contracts	—	$67,324	—

	Total Return Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Futures Contracts	$140,771	—
Liability Derivatives
Futures Contracts	$227,676	—
Forward Foreign Currency Exchange Contracts	—	$55,360

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period then ended August 31, 2017:

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2016	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2017	Fair Value at 8/31/2017	Net Realized Gain(loss) 12/1/2016 to 8/31/2017	Dividend Income 12/1/2016 to 8/31/2017	Change in Unrealized Appreciation (Depreciation) 12/1/2016 to 8/31/2017
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund - Class I	10,294,765	2,356,703	(854,997)	11,796,471	$247,843,848	$1,621,534	$—	$7,948,047
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund - Class I	12,404,071	542,037	(1,411,275)	11,534,833	252,497,488	7,118,151	—	6,270,497
Lord Abbett Investment Trust-Convertible Fund-Class I	16,565,451	4,055,058	(6,508,024)	14,112,485	182,192,180	(45,081)	5,114,238	16,464,129
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund - Class I	37,427,243	1,324,609	(21,443,327)	17,308,525	94,158,377	(11,186,996)	6,856,457	17,170,598
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	—	1,344,638	—	1,344,638	37,246,460	—	—	13,446
Lord Abbett Investment Trust-High Yield Fund - Class I	56,945,170	11,309,545	(21,190,994)	47,063,721	362,861,291	(6,694,346)	18,699,984	20,607,138
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5,895,137	1,595,271	(2,064,978)	5,425,430	64,345,594	906,377	1,821,135	(2,622,265)
Lord Abbett Securities Trust-International Core Equity Fund-Class I	3,635,757	3,120,095	(767,625)	5,988,227	81,918,940	1,311,604	1,085,259	9,628,287
Lord Abbett Securities Trust-International Dividend Income Fund - Class I	36,553,274	727,777	(19,357,526)	17,923,525	136,577,264	(35,445,666)	5,083,563	61,859,400
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	9,117,684	842,211	(2,265,017)	7,694,878	224,151,789	30,289,705	2,365,484	(22,604,925)
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	5,928,150	54,836,116	(30,130,349)	30,633,917	131,419,505	(287,101)	3,395,851	(104,848)
Total					$1,815,212,736	$(12,411,819)	$44,421,971	$114,629,504

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Focused Growth Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2016	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2017	Fair Value at 8/31/2017	Net Realized Gain(loss) 12/1/2016 to 8/31/2017	Dividend Income 12/1/2016 to 8/31/2017	Change in Unrealized Appreciation (Depreciation) 12/1/2016 to 8/31/2017
Lord Abbett Affiliated Fund, Inc.-Class I	3,357,641	49,272	(3,406,912)	—	$—	$6,182,498	$648,836	$(3,799,057)
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	—	2,124,225	(51,062)	2,073,163	45,381,549	19,503	—	(216,297)
Lord Abbett Investment Trust-Convertible Fund-Class I	—	731,275	(10,822)	720,453	9,301,053	(144)	—	65,754
Lord Abbett Developing Growth Fund, Inc.-Class I	607,909	—	(607,909)	—	—	(88,042)	—	798,514
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	3,016,416	61,091	(901,101)	2,176,406	29,468,533	(1,141,378)	—	3,300,698
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	1,621,739	—	(376,043)	1,245,696	34,505,766	3,550,067	—	3,089,938
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	1,788,052	50,492	(1,838,544)	—	—	454,028 (a)	—	2,431,190
Lord Abbett Investment Trust-High Yield Fund-Class I	—	2,782,049	(1,312,869)	1,469,180	11,327,380	11,156	338,980	14,218
Lord Abbett Securities Trust-International Core Equity Fund-Class I	2,470,630	1,887,667	(693,154)	3,665,143	50,139,161	584,912	729,577	5,750,220
Lord Abbett Securities Trust-International Opportunities Fund-Class I	1,182,163	16,206	(1,198,369)	—	—	4,433,577	184,892	(1,880,536)
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	—	1,592,083	(33,464)	1,558,619	45,402,572	17,353	14,401	(425,794)
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	—	887,405	(420,802)	466,603	2,001,728	(2,948)	27,737	(2,378)
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	1,284,544	—	(1,284,544)	—	—	4,280,781	—	(3,853,375)
Total					$227,527,742	$18,301,363	$1,944,423	$5,273,095

(a)	Includes $1,040,646 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Growth Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2016	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2017	Fair Value at 8/31/2017	Net Realized Gain(loss) 12/1/2016 to 8/31/2017	Dividend Income 12/1/2016 to 8/31/2017	Change in Unrealized Appreciation (Depreciation) 12/1/2016 to 8/31/2017
Lord Abbett Affiliated Fund, Inc.-Class I	3,510,164	65,460	(439,699)	3,135,925	$50,551,112	$(269,768)	$1,032,747	$3,504,095
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	5,702,199	—	(935,520)	4,766,679	100,147,918	1,922,205	—	3,549,011
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	9,603,321	—	(1,570,888)	8,032,433	175,829,963	2,112,559	—	8,039,021
Lord Abbett Investment Trust-Convertible Fund-Class I	—	5,891,590	(407,621)	5,483,968	70,798,033	183,930	504,782	2,698,477
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund - Class I	3,114,793	77,335	(3,192,128)	—	—	(765,428)	416,802	703,933
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	—	751,469	(23,479)	727,989	20,165,311	235	—	7,280
Lord Abbett Investment Trust-High Yield Fund-Class I	31,655,550	10,306,647	(12,038,067)	29,924,130	230,715,043	(3,431,237)	11,439,549	11,932,541
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	1,771,365	22,199	(1,793,564)	—	—	776,888	273,414	(787,338)
Lord Abbett Securities Trust-International Core Equity Fund-Class I	2,037,767	2,181,816	(535,576)	3,684,007	50,397,214	859,469	614,505	5,764,892
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	28,671,524	619,287	(13,446,675)	15,844,136	120,732,313	(23,927,315)	4,335,160	45,449,361
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	7,338,437	62,662	(1,373,085)	6,028,014	175,596,058	16,639,084	1,793,887	(10,532,915)
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	2,742,843	5,351,868	(6,003,703)	2,091,008	8,970,423	(63,753)	328,337	19,730
Total					$1,003,903,388	$(5,963,131)	$20,739,183	$70,348,088

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Income Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2016	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2017	Fair Value at 8/31/2017	Net Realized Gain(loss) 12/1/2016 to 8/31/2017	Dividend Income 12/1/2016 to 8/31/2017	Change in Unrealized Appreciation (Depreciation) 12/1/2016 to 8/31/2017
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	5,371,551	2,655,832	(510,184)	7,517,199	$164,551,479	$(40,715)	$—	$6,103,077
Lord Abbett Investment Trust-Convertible Fund-Class I	15,047,738	7,209,497	(2,913,988)	19,343,247	249,721,319	(1,656,252)	5,261,301	21,363,555
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	—	7,195,250	(5,681,842)	1,513,408	16,632,357	501,502	369,428	261,357
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	33,968,250	1,313,372	(20,008,484)	15,273,138	83,085,868	(10,744,088)	6,223,960	16,217,480
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	—	1,226,112	—	1,226,112	33,963,289	—	—	12,261
Lord Abbett Investment Trust-High Yield Fund-Class I	77,397,228	14,575,430	(48,893,027)	43,079,631	332,143,955	(15,803,835)	20,044,472	32,293,602
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	4,963,187	2,217,859	(1,515,776)	5,665,270	67,190,097	656,899	1,785,125	(2,459,335)
Lord Abbett Securities Trust-International Core Equity Fund-Class I	3,339,541	2,878,335	(735,276)	5,482,600	75,001,967	1,278,847	986,167	8,757,143
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	20,524,590	666,813	(4,796,241)	16,395,162	124,931,135	(7,954,809)	3,902,695	26,640,706
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	4,123,565	1,955,298	(437,267)	5,641,596	164,339,680	2,896,435	1,033,740	611,589
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	85,378,913	42,215,439	(46,286,341)	81,308,011	348,811,367	(7,534,295)	11,387,104	5,722,133
Total					$1,660,372,513	$(38,400,311)	$50,993,992	$115,523,568

Investments in Underlying Funds (unaudited)

The Funds invests in Underlying Funds managed by Lord Abbett. As of August 31, 2017, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments: Underlying Fund Name	% of Investments
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	13.65%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	13.91%
Lord Abbett Investment Trust-Convertible Fund-Class I	10.04%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	5.19%
Lord Abbett Securities Trust-Growth Leaders-Class I	2.05%
Lord Abbett Investment Trust-High Yield Fund-Class I	19.99%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	3.55%
Lord Abbett Securities Trust-International Core Equity Fund-Class I	4.51%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	7.52%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	12.35%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	7.24%

Multi-Asset Focused Growth Fund’s Investments: Underlying Fund Name	% of Investments
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	19.95%
Lord Abbett Securities Trust – Convertible Fund - Class I	4.09%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	12.95%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	15.16%
Lord Abbett Investment Trust-High Yield Fund-Class I	4.98%
Lord Abbett Securities Trust-International Core Equity Fund-Class I	22.04%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	19.95%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.88%

Multi-Asset Growth Fund’s Investments: Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc.-Class I	5.04%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	9.98%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	17.51%
Lord Abbett Investment Trust-Convertible Fund-Class I	7.05%
Lord Abbett Securities Growth Leaders Fund-Class I	2.01%
Lord Abbett Investment Trust-High Yield Fund-Class I	22.98%
Lord Abbett Securities Trust-International Core Equity Fund-Class I	5.02%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	12.03%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	17.49%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.89%

Multi-Asset Income Fund’s Investments: Underlying Fund Name	% of Investments
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	9.91%
Lord Abbett Investment Trust-Convertible Fund-Class I	15.04%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	1.00%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	5.00%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	2.05%
Lord Abbett Investment Trust-High Yield Fund-Class II	20.00%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	4.05%
Lord Abbett Securities Trust-International Core Equity Fund-Class I	4.52%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	7.52%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	9.90%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	21.01%

Investments in Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector, as of August 31, 2017, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Chevron Corp.	3.14%
Pfizer, Inc.	2.95%
JPMorgan Chase & Co.	2.58%
Intel Corp.	1.95%
Cisco Systems, Inc.	1.78%
AT&T, Inc.	1.67%
United Technologies Corp.	1.65%
QUALCOMM, Inc.	1.62%
Prudential Financial, Inc.	1.53%
Union Pacific Corp.	1.51%

Holding by Sector*	% of Investments
Consumer Discretionary	7.28%
Consumer Staples	12.59%
Energy	8.73%
Financials	18.86%
Health Care	10.86%
Industrials	11.69%
Information Technology	10.64%
Materials	5.20%
Real Estate	5.03%
Telecommunication Services	2.75%
Utilities	5.94%
Repurchase Agreement	0.43%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust - Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.96%
Chevron Corp.	3.59%
Pfizer, Inc.	3.00%
Johnson & Johnson	2.80%
Bank of America Corp.	2.40%
Cisco Systems, Inc.	2.28%
AT&T, Inc.	2.21%
General Electric Co.	1.96%
Intel Corp.	1.91%
Allstate Corp. (The)	1.89%

Holding by Sector*	% of Investments
Consumer Discretionary	6.80%
Consumer Staples	8.98%
Energy	10.27%
Financials	26.07%
Health Care	13.76%
Industrials	8.25%
Information Technology	8.81%
Materials	2.88%
Real Estate	4.59%
Telecommunication Services	0.25%
Utilities	3.34%
Repurchase Agreement	6.00%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Ventas, Inc.,	1.48%
Aptargroup, Inc.	0.36%
Alaska Air Group, Inc.	0.28%
Newell Brands, Inc.	1.42%
Vornado Realty Trust	1.09%
Kansas City Southern	0.95%
Bunge Ltd.	0.81%
CIT Group, Inc.	1.23%
Air Lease Corp.	0.64%
News Corp. Class A	0.53%

Holding by Sector*	% of Investments
Consumer Discretionary	14.71%
Consumer Staples	4.41%
Energy	9.56%
Financials	13.23%
Health Care	6.62%
Industrials	13.24%
Information Technology	7.35%
Materials	5.88%
Real Estate	13.97%
Telecommunication Services	1.47%
Utilities	8.82%
Repurchase Agreement	0.74%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
VEREIT, Inc., 3.00%, 8/01/2018	4.05%
Wells Fargo & Co., 7.50%	3.51%
Microchip Technology, Inc., 1.625%, 2/15/2025	2.72%
Yahoo!, Inc., 12/1/2018	2.60%
DISH Network Corp., 3.375%, 8/15/2026	2.25%
Anthem, Inc., 5.25%	2.19%
NextEra Energy, Inc., 6.371%	2.15%
Micron Technology, Inc., 2.1255%, 2/15/2033	2.10%
VeriSign, Inc., 4.452%, 8/15/2037	2.05%
Fireeye, Inc., 1.00%, 6//2035	1.99%

Holding by Sector*	% of Investments
Automotive	2.26%
Banking	5.45%
Basic Industry	4.89%
Capital Goods	1.51%
Consumer Goods	0.77%
Energy	4.80%
Financial Services	3.45%
Healthcare	17.10%
Leisure	3.79%
Media	3.16%
Real Estate	7.67%
Retail	2.50%
Services	0.65%
Technology & Electronics	34.62%
Telecommunications	2.65%
Transportation	2.10%
Utilities	2.59%
Repurchase Agreement	0.04%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.25%, 11/15/2018	8.06%
Federal National Mortgage Assoc., 4.50%, TBA	4.56%
U.S. Treasury Note, 1.25%, 8/31/2019	3.16%
U.S. Treasury Note, 1.875%, 4/30/2022	3.07%
U.S. Treasury Bond, 2.75%, 8/15/2047	3.04%
U.S. Treasury Note, 1.75%, 3/31/2022	2.58%
Federal National Mortgage Assoc., 4.00% TBA	2.39%
Federal Home Loan Mortgage Corp., 0.75%, 4/9/2018	2.34%
U.S. Treasury Note, 1.375%, 5/31/2021	2.32%
Federal National Mortgage Assoc., 3.00%, TBA	2.14%

Holding by Sector*	% of Investments
Auto	0.57%
Capital Goods	0.06%
Consumer Cyclicals	0.20%
Consumer Services	0.89%
Consumer Staples	0.79%
Energy	1.72%
Financial Services	28.59%
Foreign Government	1.05%
Health Care	0.37%
Integrated Oils	0.11%
Materials and Processing	0.53%
Municipal	1.77%
Producer Durables	0.46%
Technology	1.34%
Telecommunications	0.70%
U.S. Government	57.46%
Utilities	1.37%
Repurchase Agreement	2.02%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
Egypt Treasury Bill, Zero Coupon, 11/28/2017	1.45%
U.S. Treasury Bill, Zero Coupon, 12/28/2017	1.01%
Uruguay Treasury Bill, Zero Coupon, 10/6/2017	0.96%
City of Buenos Aires, 23.2062%, 3/29/2024	0.95%
Santander Drive Auto Receivables Trust 2017-2 B, 2.21%, 10/15/2021	0.88%
H/2 Asset Funding 2014-1 Ltd., 2.348%, 3/19/2037	0.85%
FMC Tech., Inc., 1.474%, 10/12/2017	0.85%
Federal National Mortgage Assoc., 3.407%, 11/1/2040	0.83%
Provincia de Mendoza, 24.625%, 6/9/2021	0.83%
Capital One Multi-Asset Execution Trust 2015-A3, 1.5589%, 3/15/2023	0.83%

Holding by Sector*	% of Investments
Asset Backed	17.32%
Automotive	3.20%
Banking	6.29%
Basic Industry	3.16%
Capital Goods	1.93%
Consumer Goods	2.19%
Energy	9.08%
Financial Services	2.73%
Foreign Government	4.20%
Healthcare	2.54%
Insurance	0.41%
Leisure	1.03%
Media	1.83%
Mortgage Backed	21.78%
Municipal	0.32%
Real Estate	2.19%
Retail	0.70%
Services	0.54%
Technology & Electronics	3.81%
Telecommunications	1.49%
Transportation	1.37%
U.S. Government	6.94%
Utility	4.95%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.13%
Johnson & Johnson	3.30%
Chevron Corp.	2.97%
Citigroup, Inc.	2.97%
AT&T, Inc.	2.69%
NextEra Energy, Inc.	2.64%
Bank of America Corp.	2.34%
Dow Chemical Co. (The)	2.21%
Oracle Corp.	2.13%
General Dynamics Corp.	2.06%

Holding by Sector*	% of Investments
Consumer Discretionary	6.05%
Consumer Staples	7.03%
Energy	8.67%
Financials	23.62%
Health Care	16.06%
Industrials	10.22%
Information Technology	10.57%
Materials	3.82%
Real Estate	2.95%
Telecommunication Services	2.69%
Utilities	5.48%
Repurchase Agreement	2.84%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Facebook, Inc. Class A	5.48%
Apple, Inc.	4.86%
Amazon.com, Inc.	4.68%
Alphabet, Inc. Class A	3.86%
Microsoft Corp.	3.26%
United Health Group, Inc.	2.60%
Vertex Pharmaceuticals, Inc.	2.52%
PayPal Holdings, Inc.	2.11%
Visa, Inc. Class A	2.09%
Activision Blizzard, Inc.	1.80%

Holding by Sector*	% of Investments
Consumer Discretionary	17.35%
Consumer Staples	1.55%
Financials	6.17%
Health Care	18.31%
Industrials	8.83%
Information Technology	44.91%
Materials	1.87%
Repurchase Agreement	1.01%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
DISH DBS Corp., 7.75%, 7/1/2026	1.19%
CSC Holdings LLC, 10.875%, 10/15/2025	1.15%
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	0.94%
T-Mobile USA, Inc., 6.5%, 1/15/2026	0.86%
Navient Corp., 5.875%, 3/25/2021	0.80%
Dell International LLC/EMC Corp.,7.1250%, 6/15/2024,	0.77%
HCA, Inc., 5.25%, 6/15/2026	0.74%
Tenet Healthcare Corp., 8.125%, 4/1/2022,	0.64%
ArcelorMittal, 6.125%, 6/1/2025	0.63%
Telsa, Inc.	0.61%

Holding by Sector*	% of Investments
Automotive	3.05%
Banking	3.07%
Basic Industry	17.32%
Capital Goods	3.42%
Commercial Mortgage Backed	0.14%
Consumer Goods	4.01%
Energy	11.99%
Financial Services	2.84%
Foreign Sovereign	1.16%
Healthcare	9.16%
Insurance	1.16%
Leisure	6.94%
Media	8.98%
Real Estate	0.58%
Retail	3.47%
Services	4.63%
Technology & Electronics	4.80%
Telecommunications	5.85%
Transportation	3.03%
Utility	2.26%
Repurchase Agreement	2.14%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.375%, 6/30/2018	1.34%
World Financial Network Credit Card Master Trust 2012-D A, 2.15%, 4/17/2023	0.72%
OneMain Financial Issuance Trust 2016-2A A, 4.10%, 3/20/2028	0.70%
HBOS plc, 6.75%, 5/21/2018	0.67%
U.S. Treasury Note, 1.75%, 10/31/2020	0.53%
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A, 1.659%, 1/20/2022	0.52%
Bank of America Corp., 5.49%, 3/15/2019	0.50%
Sabine Pass Liquefaction LLC, 5.625% 2/1/2021	0.49%
MPLX LP, 5.50%, 2/15/2023	0.47%
FMG Resources (August 2006) Pty Ltd., 9.75%, 3/1/2022	0.47%

Holding by Sector*	% of Investments
Aerospace	0.01%
Auto	2.49%
Basic Industry	0.11%
Capital Goods	0.92%
Chemical	0.03%
Consumer Cyclicals	1.67%
Consumer Discretionary	0.51%
Consumer Services	1.23%
Consumer Staples	0.79%
Energy	9.41%
Financial Services	58.87%
Food And Drug	0.04%
Food/Tobacco	0.04%
Foreign Government	0.30%
Gaming/Leisure	0.19%
Health Care	1.54%
Information Technology	0.16%
Integrated Oils	0.50%
Materials and Processing	3.42%
Media/Telecom	0.13%
Metals/Minerals	0.07%
Municipal	0.29%
Other	0.21%
Producer Durables	1.18%
Retail	0.52%
Service	0.05%
Technology	2.77%
Telecommunications	1.18%
Transportation	0.17%
U.S. Government	6.92%
Utilities	2.62%
Repurchase Agreement	1.66%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Nestle SA Registered Shares	2.50%
RWE AG	2.05%
UniCredit SpA	1.98%
Mitsubishi Chemical Holdings Corp.	1.64%
Nintendo Co., Ltd.	1.61%
Compass Group plc	1.61%
Enel SpA	1.60%
Hon Hai Precision Industry Co., Ltd.	1.55%
British American Tobacco plc	1.54%
Allianz SE Registered Shares	1.51%

Holding by Sector	% of Investments
Consumer Discretionary	12.66%
Consumer Staples	8.26%
Energy	3.59%
Financials	21.44%
Health Care	9.56%
Industrials	16.34%
Information Technology	10.50%
Materials	7.69%
Real Estate	2.52%
Telecommunication Services	3.11%
Utilities	4.33%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Allianz SE Registered Shares	3.51%
Bank of China Ltd. H Shares	2.93%
British American Tobacco plc	2.78%
Hon Hai Precision Industry Co., Ltd.	2.62%
Rio Tinto plc ADR	2.03%
Sanofi	1.92%
Spark New Zealand Ltd.	1.90%
ASR Nederland NV	1.75%
Bank of Nova Scotia (The)	1.71%
National Grid plc	1.71%

Holding by Sector*	% of Investments
Consumer Discretionary	9.36%
Consumer Staples	8.34%
Energy	7.95%
Financials	35.70%
Health Care	7.77%
Industrials	5.97%
Information Technology	7.01%
Materials	4.36%
Real Estate	2.81%
Telecommunication Services	4.72%
Utilities	5.73%
Repurchase Agreement	0.28%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Newell Brands, Inc.	2.97%
XL Group Ltd.	2.61%
Molson Coors Brewing Co. Class B	2.40%
Kansas City Southern	2.11%
KeyCorp	1.94%
FirstEnergy Corp.	1.81%
E*TRADE Financial Corp.	1.80%
UDR, Inc.	1.75%
Edison International	1.73%
Highwoods Properties, Inc.	1.70%

Holding by Sector*	% of Investments
Consumer Discretionary	9.66%
Consumer Staples	5.06%
Energy	7.72%
Financials	19.32%
Health Care	6.69%
Industrials	12.93%
Information Technology	8.57%
Materials	7.87%
Real Estate	11.22%
Utilities	7.98%
Repurchase Agreement	2.98%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.625%, 3/31/2019	0.92%
U.S. Treasury Note, 1.25%, 8/31/2019	0.84%
HBOS plc, 6.75%, 5/21/2018	0.64%
U.S. Treasury Note, 1.375%, 6/30/2018	0.62%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.808%, 6/15/2028	0.51%
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	0.48%
Chase Issuance Trust 2015-A2, 1.59%, 2/18/2020	0.48%
BellSouth LLC, 4.285%, 4/26/2021	0.46%
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A, 2.857%, 11/14/2027	0.46%
MPLX LP, 5.50%, 2/15/2023	0.45%

Holding by Sector*	% of Investments
Aerospace	0.01%
Auto	2.55%
Basic Industry	0.11%
Capital Goods	0.96%
Chemical	0.02%
Consumer Cyclicals	1.17%
Consumer Discretionary	0.46%
Consumer Services	1.35%
Consumer Staples	0.80%
Energy	9.23%
Financial Services	59.23%
Food And Drug	0.06%
Food/Tobacco	0.04%
Foreign Government	0.31%
Gaming/Leisure	0.16%
Health Care	1.40%
Information Technology	0.25%
Integrated Oils	0.76%
Materials and Processing	3.59%
Media/Telecom	0.17%
Metals/Minerals	0.07%
Miscellaneous Manufacturing	0.02%
Municipal	0.40%
Other	0.19%
Producer Durables	0.74%
Retail	0.43%
Service	0.06%
Technology	2.58%
Telecommunications	1.42%
Transportation	0.28%
U.S. Government	8.12%
Utilities	2.18%
Repurchase Agreement	0.88%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: October 27, 2017

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: October 27, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: October 27, 2017